                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-8532
                                  ----------------------------------------------

               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  4500 MAIN STREET, KANSAS CITY, MISSOURI                       64111
--------------------------------------------------------------------------------
  (Address of principal executive offices)                   (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:         816-531-5575
                                                    ----------------------------

Date of fiscal year end:    11-30
                          ------------------------------------------------------

Date of reporting period:   11-30-2007
                          ------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

AMERICAN CENTURY INVESTMENTS
Annual Report               November 30, 2007

[photo of winter]

Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund

[american century investments logo and text logo]

OUR MESSAGE TO YOU

[photo of Jonathan Thomas]

JONATHAN THOMAS
President and CEO
American Century Companies, Inc.

To help you monitor your investment, my colleagues and I take pride in providing you with the annual report for the American Century® Strategic
Allocation funds for the 12 months ended November 30, 2007. I am honored to be addressing you in the "Our Message" space long devoted to company founder Jim
Stowers, Jr. and his son Jim Stowers III.

Jim Stowers III stepped down from the American Century Companies, Inc. (ACC)
board of directors in July 2007, his final step in a well-planned career transition to pursue new ventures outside the company. This reflected his family's support of our company's direction and its leadership team.

The Stowers family remains an integral part of our heritage, leadership, and financial structure. In fact, Jim Stowers, Jr. continues as co-chair of the
ACC board with Richard Brown, who has been on the board since 1998.

American Century Investments, our clients, and our employees have been my top priority since I became company president and CEO in March, 2007. We have also added the executive talents of overall chief investment officer (CIO) Enrique
Chang, international equity CIO Mark On, U.S. growth equity CIO Steve Lurito, and chief operating officer Barry Fink.

This skilled group, combined with our existing senior management team, has already had a positive impact on the development and management of the products and services we take pride in delivering to you. We believe the ultimate measure of our performance is our clients' success. Therefore, our focus continues to be on building a long-term relationship with you and on delivering superior investment performance across our product line.

/s/Jonathan Thomas

[photo of James E. Stowers, Jr.]

JAMES E. STOWERS, JR.
Founder and Co-Chairman of the Board
American Century Companies, Inc.

[photo of Richard Brown]

RICHARD BROWN
Co-Chairman of the Board
American Century Companies, Inc.

TABLE OF CONTENTS

     Market Perspective . . . . . . . . . . . . . . . . . . . . . . . . .    2
      Market Returns. . . . . . . . . . . . . . . . . . . . . . . . . . .    2

STRATEGIC ALLOCATION: CONSERVATIVE

STRATEGIC ALLOCATION: MODERATE

STRATEGIC ALLOCATION: AGGRESSIVE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and
American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any
American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American
Century's knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By Enrique Chang, Chief Investment Officer, American Century Investments

U.S. STOCKS ROSE DESPITE EXTRAORDINARY VOLATILITY

The broad U.S. stock indexes gained ground for the 12 months ended November
30, 2007. The bulk of the market's rally occurred in the first half of the period, driven by better-than-expected corporate earnings growth and robust merger activity.

After reaching all-time highs in mid-July, however, the major stock indexes declined sharply as a meltdown in the subprime mortgage sector led to a credit crisis that threatened to derail the economic expansion. The Federal Reserve
(the Fed) cut interest rates in September and October -- for the first time since June 2003 -- to help alleviate some of the credit and economic concerns.
Nonetheless, stocks remained volatile, finishing the period on a down note amid reports of further subprime-related losses.

Large-cap stocks delivered the best returns, while small-cap issues declined modestly. Growth stocks enjoyed a resurgence, outpacing value shares by a wide margin across all market capitalizations.

ECONOMIC STRENGTH BOOSTED FOREIGN STOCKS

Overseas stock markets comfortably outperformed domestic equities during the period, benefiting from strong economic conditions outside of the U.S.
Weakness in the U.S. dollar also contributed favorably to international stock returns. By far, emerging markets generated the best results, while Pacific
Rim countries (excluding Japan, which posted modest gains) were the top performers among developed markets.

A SHIFTING LANDSCAPE FOR BONDS

The U.S. bond market also advanced as the economy downshifted and the Fed cut short-term interest rates. However, bond market volatility increased markedly as the subprime debacle spread to the credit markets.

Shorter-term bond yields rallied the most -- the two-year Treasury note yield dropped from 4.62% to 3.00%, reflecting the change in Fed rate policy. In contrast, longer-term yields fell to a lesser degree -- the 10-year Treasury bond yield declined from 4.46% to 3.94% as investors worried about the potential long-term inflation effects of the Fed rate cuts, higher commodity prices, and a weaker dollar.

Treasury and government agency bonds enjoyed the best returns in the bond market, benefiting from a flight to quality. Higher-quality mortgage-backed securities held up well, while corporate bonds lagged, held back by growing concerns about credit quality.

Market Returns
For the 12 months ended November 30, 2007
U.S. STOCKS
Russell 1000 Index (large-cap)                            7.83%
Russell Midcap Index                                      5.92%
Russell 2000 Index (small-cap)                           -1.17%
U.S. BONDS
Citigroup US Broad Investment-Grade Bond Index            6.37%
Citigroup US High-Yield Market Index                      2.76%
FOREIGN STOCKS
MSCI EAFE Index                                          17.30%
MSCI EM Index                                            45.57%

------

PERFORMANCE
Strategic Allocation: Conservative

Total Returns as of November 30, 2007
                                             Average Annual Returns
                                                   10         Since     Inception
                                  1 year  5 years   years   Inception      Date

INVESTOR CLASS                    8.31%    8.27%    6.55%     7.07%      2/15/96

S&P 500 INDEX(1)                  7.72%   11.63%    6.16%    9.19%(2)       --

CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX       6.37%    4.94%    6.11%    6.33%(2)       --

90-DAY U.S. TREASURY
BILL INDEX(1)                     4.52%    2.87%    3.53%    3.77%(2)       --

Institutional Class               8.34%    8.48%     --       5.93%       8/1/00

Advisor Class                     8.04%    8.05%    6.31%     6.90%      10/2/96

A Class
 No sales charge*                 8.04%     --       --       7.91%
 With sales charge*               1.77%     --       --       5.90%      9/30/04

B Class
 No sales charge*                 7.25%     --       --       7.11%
 With sales charge*               3.25%     --       --       6.29%      9/30/04

C Class                           7.25%     --       --       7.09%      9/30/04

R Class                           7.60%     --       --       7.48%      3/31/05

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
pages for more about the applicable sales charges for each share class. The
SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Data provided by Lipper Inc. - A Reuters Company. ©2007 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Strategic Allocation: Conservative

Growth of $10,000 Over 10 Years

$10,000 investment made November 30, 1997

One-Year Returns Over 10 Years
Periods ended November 30
                  1998     1999      2000      2001      2002     2003     2004     2005    2006    2007

Investor Class    9.43%    8.47%    6.74%     3.37%     -3.23%   10.43%    8.15%   5.22%   9.33%   8.31%

S&P 500 Index    23.66%   20.90%    -4.22%   -12.22%   -16.51%   15.09%   12.86%   8.44%   14.23%  7.72%

Citigroup US
Broad
Investment-Grade
Bond Index        9.49%   -0.07%    9.02%     11.22%    7.22%     5.31%    4.51%   2.54%   5.99%   6.37%

90-Day U.S.
Treasury Bill
Index             4.96%    4.65%    5.93%     3.80%     1.65%     1.05%    1.28%   2.94%   4.60%   4.52%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

PORTFOLIO COMMENTARY
Strategic Allocation: Conservative

Portfolio Managers: Jeff Tyler and Irina Torelli

PERFORMANCE SUMMARY

Strategic Allocation: Conservative returned 8.31%* for the 12 months ended
November 30, 2007. The fund's performance reflected its diversified asset mix and the positive performance of financial markets worldwide during the period.

Strategic Allocation: Conservative's neutral asset mix is 45% stocks, 45%
bonds, and 10% cash-equivalent investments. The portfolio's actual asset weightings may vary based on short-term tactical adjustments and fluctuating securities prices.

From a tactical perspective, we maintained a somewhat defensive posture for the portfolio throughout the 12-month period, with a slight overweight position in bonds, a corresponding underweight position in stocks, and a neutral position in cash-equivalents. This strategy paid off in the second half of the period as moderating economic activity, weaker corporate earnings, a declining U.S. dollar, and a subprime-driven credit crunch led to the outperformance of bonds over stocks.

OVERWEIGHT IN BONDS ADDED VALUE

Our modest overweight position in bonds contributed favorably to performance, especially during the last half of the period, when fixed-income securities outperformed.

A defensive approach to sector allocation within the bond component added value. We benefited from an underweight position in corporate bonds --
designed to protect against potential leveraged buyouts and increasing credit risk -- as corporate securities lagged other sectors of the bond market. In addition, a shift to an overweight position in Treasury bonds proved valuable as a flight to quality boosted Treasury bonds in the last six months of the period.

The portfolio's fixed-rate mortgage-backed securities held up well, but the subprime meltdown and a sharp increase in supply weighed on the performance of our commercial mortgage-backed securities. Meanwhile, the weaker U.S. dollar provided a strong lift to the portfolio's modest position in international bonds.

POSITIONING BOOSTED U.S. STOCKS

Our slight underweight in domestic stocks was a drag on performance early in the period as stocks rallied, but it helped mitigate losses as the market declined over the last six months.

Asset Allocation as of November 30, 2007
                                                        % of net
                                                         assets
U.S. Bonds                                               46.8%
U.S. Stocks                                              32.1%
Money Market Securities                                  12.5%
Foreign Stocks(1)                                        10.2%
Foreign Bonds                                             2.6%
Other(2)                                                 (4.2)%

(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

(2) Includes securities lending collateral and other assets and liabilities.

Fund's U.S. Bonds as of November 30, 2007
                                                      % of fund's
                                                       U.S. bonds
U.S. Government Agency
Mortgage-Backed Securities                               29.8%
U.S. Treasury Securities                                 26.3%
Collateralized Mortgage Obligations                      21.1%
Corporate Bonds                                          14.3%
U.S. Government Agency Securities                         3.6%
Asset-Backed Securities                                   3.4%
Municipal Securities                                      1.5%

*All fund returns referenced in this commentary are for Investor Class shares.

------

Strategic Allocation: Conservative

Within the U.S. equity component, the portfolio remained overweight in large-cap and growth-oriented stocks, which were both attractively valued after years of underperformance versus smaller-cap and value issues. This positioning contributed positively to performance as large-cap and growth produced the best returns during the 12-month period.

Although we held underweight positions in mid- and small-cap shares for most of the period, the portfolio benefited from very strong stock selection in these segments of the market; our small- and mid-cap holdings outperformed their respective market indexes by a wide margin. Furthermore, we moved back to a neutral position in mid-cap growth stocks in mid-2007, while reducing our exposure to core equity.

STOCK SELECTION AIDED FOREIGN STOCKS

The portfolio remained neutral in foreign equities throughout the 12-month period. This neutral position reflected our view that the robust economic environment overseas was beneficial for international stocks but also vulnerable to the slowdown in the U.S. economy.

European stocks comprised approximately two-thirds of our foreign stock component, with the remainder in Asia and the Americas (excluding U.S.). As with our mid-cap domestic holdings, stock selection added value in the foreign portion of the portfolio, enhancing overall results.

STARTING POINT FOR NEXT REPORTING PERIOD

As we head into 2008, U.S. economic growth is likely to be subpar in the coming year. The severe housing downturn and subprime-related credit crunch has impaired lending activity, reduced liquidity in the credit markets, and threatened to tip the economy into recession. The Federal Reserve will likely continue lowering interest rates in an effort to prevent a recession, but the central bank may be limited by the inflationary threats of chronically high energy prices and a weak dollar.

Within the portfolio, we are moving back toward a neutral position in each major asset class -- stocks, bonds, and cash-equivalents. In particular, we are reducing our bond overweight by trimming our international bond holdings, which enjoyed very strong gains over the past year. We expect to remain focused on large-cap and growth in our stock component.

Fund's Top Five U.S. Stocks as of November 30, 2007
                                      % of fund's         % of
                                      U.S. stocks      net assets
Exxon Mobil Corp.                         3.6%            1.2%
General Electric Co.                      2.2%            0.7%
Bank of America Corp.                     2.1%            0.7%
AT&T Inc.                                 2.1%            0.7%
Johnson & Johnson                         2.0%            0.7%

Fund's Top Five Foreign Stocks as of November 30, 2007
                                      % of fund's         % of
                                     foreign stocks    net assets
Royal Dutch Shell plc ADR                 3.2%            0.3%
Nintendo Co., Ltd. ORD                    3.1%            0.3%
Toyota Motor Corp. ORD                    2.1%            0.2%
BP plc ADR                                1.8%            0.2%
Novo Nordisk AS B Shares ORD              1.6%            0.2%

Geographic Composition of Fund's Foreign Stocks
as of November 30, 2007
                                             % of fund's
                                            foreign stocks
Europe                                          64.5%
Asia/Pacific                                    24.1%
Americas (excluding U.S.)                       11.4%

------

SCHEDULE OF INVESTMENTS
Strategic Allocation: Conservative

NOVEMBER 30, 2007

Shares/Principal Amount                                                      Value

Common Stocks -- 42.3%

AEROSPACE & DEFENSE -- 1.0%
         2,800  Alliant Techsystems Inc.(1)(2)                            $327,124
        31,359  BE Aerospace, Inc.(1)                                    1,473,873
         3,678  Boeing Co.                                                 340,362
        11,190  Finmeccanica SpA ORD                                       334,087
         2,300  Goodrich Corporation                                       163,967
         7,300  Honeywell International Inc.                               413,326
         9,093  Lockheed Martin Corp.                                    1,006,322
         9,500  Northrop Grumman Corp.                                     748,505
         9,000  Precision Castparts Corp.                                1,326,060
         6,400  Raytheon Company                                           395,840
         9,600  United Technologies Corp.                                  717,792
                                                                    --------------
                                                                         7,247,258
                                                                    --------------
AIR FREIGHT & LOGISTICS -- 0.2%
           740  C.H. Robinson Worldwide Inc.                                38,147
         1,365  FedEx Corporation                                          134,412
        19,767  United Parcel Service, Inc. Cl B                         1,456,432
                                                                    --------------
                                                                         1,628,991
                                                                    --------------
AIRLINES -- 0.1%
        15,950  easyJet plc ORD(1)                                         184,475
        57,116  Southwest Airlines Co.                                     808,192
                                                                    --------------
                                                                           992,667
                                                                    --------------
AUTO COMPONENTS -- 0.3%
         4,300  Autoliv, Inc.                                              251,120
         7,400  BorgWarner, Inc.                                           714,914
         3,420  Continental AG ORD                                         445,461
         2,682  Magna International Inc. Cl A                              226,012
        13,000  NGK Insulators Ltd. ORD                                    402,024
                                                                    --------------
                                                                         2,039,531
                                                                    --------------
AUTOMOBILES -- 0.3%
         1,660  DaimlerChrysler AG ORD                                     169,187
         7,600  Fiat SpA ORD                                               209,270
        17,952  Ford Motor Co.(1)                                          134,820
         3,600  Honda Motor Co., Ltd. ORD                                  123,717
        19,000  Isuzu Motors Ltd. ORD                                       88,013
         1,680  Renault SA ORD                                             244,941
        25,700  Toyota Motor Corp. ORD                                   1,446,699
                                                                    --------------
                                                                         2,416,647
                                                                    --------------
BEVERAGES -- 1.1%
        28,225  Anheuser-Busch Companies, Inc.                           1,488,022
        34,777  Coca-Cola Company (The)                                  2,159,651
        16,038  Coca-Cola Enterprises Inc.                                 416,507
         7,800  Heineken N.V. ORD                                          510,191
        36,281  Pepsi Bottling Group Inc.                                1,548,110

Shares/Principal Amount                                                      Value

         5,946  PepsiAmericas, Inc.                                       $201,272
        17,475  PepsiCo, Inc.                                            1,348,721
                                                                    --------------
                                                                         7,672,474
                                                                    --------------
BIOTECHNOLOGY -- 0.5%
         3,300  Alexion Pharmaceuticals Inc.(1)                            239,976
        13,700  Amgen Inc.(1)                                              756,925
         2,877  Biogen Idec Inc.(1)                                        213,243
         7,200  BioMarin Pharmaceutical Inc.(1)                            198,000
         3,800  Celgene Corp.(1)                                           233,890
        18,690  CSL Ltd. ORD                                               577,424
        11,779  Gilead Sciences, Inc.(1)                                   548,195
         2,900  Myriad Genetics Inc.(1)                                    139,780
         8,400  Onyx Pharmaceuticals, Inc.(1)                              458,136
                                                                    --------------
                                                                         3,365,569
                                                                    --------------
BUILDING PRODUCTS -- 0.2%
        14,200  Daikin Industries Ltd. ORD                                 731,298
        10,380  Kingspan Group plc ORD                                     219,399
        16,300  Masco Corp.                                                365,120
                                                                    --------------
                                                                         1,315,817
                                                                    --------------
CAPITAL MARKETS -- 1.4%
        11,900  Bank of New York Mellon Corp. (The)                        570,724
         3,400  Bear Stearns Companies Inc. (The)                          338,980
           900  BlackRock, Inc.                                            178,533
         3,600  GFI Group Inc.(1)                                          350,568
         2,874  Goldman Sachs Group, Inc. (The)                            651,363
         7,700  Janus Capital Group Inc.                                   258,489
        11,600  Julius Baer Holding AG ORD                                 973,893
        50,360  Man Group plc Cl B ORD                                      70,504
        44,065  Man Group plc ORD                                          504,719
        20,400  Merrill Lynch & Co., Inc.                                1,222,776
        31,647  Morgan Stanley                                           1,668,430
        12,149  Northern Trust Corp.                                       983,948
        13,900  Schwab (Charles) Corp.                                     337,909
         7,800  SEI Investments Co.                                        241,956
         5,136  State Street Corp.                                         410,315
         7,400  UBS AG ORD                                                 372,235
        10,700  Waddell & Reed Financial Inc.                              365,726
                                                                    --------------
                                                                         9,501,068
                                                                    --------------
CHEMICALS -- 1.2%
         3,620  BASF AG ORD                                                501,678
         3,684  Celanese Corp., Series A                                   146,181
           853  CF Industries Holdings, Inc.                                77,606
        19,500  du Pont (E.I.) de Nemours & Co.                            899,925

------

Strategic Allocation: Conservative

Shares/Principal Amount                                                      Value

         4,400  Flotek Industries Inc.(1)                                 $162,184
         2,620  K+S AG ORD                                                 535,096
        15,000  Kuraray Co. Ltd. ORD                                       184,474
         3,930  Linde AG ORD                                               514,063
         4,400  Minerals Technologies Inc.                                 294,360
        14,324  Monsanto Co.                                             1,423,375
        10,853  Mosaic Co. (The)(1)                                        750,485
        12,900  PPG Industries, Inc.                                       885,456
        34,000  Sumitomo Chemical Co., Ltd. ORD                            290,089
         2,833  Syngenta AG ORD                                            702,005
         5,715  Terra Industries Inc.(1)(2)                                215,913
         2,355  Umicore ORD                                                552,083
         5,170  Yara International ASA ORD                                 196,465
                                                                    --------------
                                                                         8,331,438
                                                                    --------------
COMMERCIAL BANKS -- 1.8%
         7,069  Anglo Irish Bank Corp. plc ORD                             123,341
        22,180  Banco Bilbao Vizcaya Argentaria SA ORD                     549,920
        10,631  Barclays plc ORD                                           123,208
         4,600  BB&T Corporation                                           165,968
         5,450  Erste Bank der oesterreichischen Sparkassen AG
                ORD                                                        393,086
        12,600  Hang Seng Bank Ltd. ORD                                    241,168
        23,711  HSBC Holdings plc ORD                                      405,041
         4,110  KBC Groupe ORD                                             568,878
        21,600  Marshall & Ilsley Corp.                                    679,752
        14,560  National Bank of Greece SA ORD                             973,782
        13,400  National City Corp.                                        264,784
         7,200  PNC Financial Services Group                               527,112
         1,618  Royal Bank of Canada                                        86,304
         4,271  Societe Generale ORD(2)                                    654,435
        33,900  South Financial Group Inc. (The)                           607,488
        20,200  SunTrust Banks, Inc.                                     1,416,222
        37,600  U.S. Bancorp                                             1,244,184
        24,300  Wachovia Corp.                                           1,044,900
        66,040  Wells Fargo & Co.                                        2,141,678
         9,930  Westpac Banking Corp. ORD                                  249,143
         3,600  Zions Bancorporation                                       196,452
                                                                    --------------
                                                                        12,656,846
                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%
        11,880  Aggreko plc ORD                                            123,882
        12,700  Avery Dennison Corp.                                       661,797
        21,695  Capita Group plc ORD                                       330,911
         5,713  Deluxe Corp.                                               180,474
        25,470  Experian Group Ltd.                                        222,334
         3,100  FTI Consulting, Inc.(1)                                    176,700

Shares/Principal Amount                                                      Value

         9,800  Pitney Bowes, Inc.                                        $377,300
        13,000  R.R. Donnelley & Sons Company                              476,580
         3,600  Republic Services, Inc.                                    119,412
        29,600  Waste Management, Inc.                                   1,015,873
                                                                    --------------
                                                                         3,685,263
                                                                    --------------
COMMUNICATIONS EQUIPMENT -- 0.8%
        10,000  ADC Telecommunications, Inc.(1)                            165,600
         5,500  Ciena Corp.(1)                                             241,890
        57,893  Cisco Systems Inc.(1)                                    1,622,163
        17,000  Foundry Networks, Inc.(1)                                  299,710
        14,800  Juniper Networks, Inc.(1)                                  439,856
        23,900  Motorola, Inc.                                             381,683
        15,820  Nokia Oyj ORD                                              623,245
        15,939  QUALCOMM Inc.                                              649,992
         6,910  Research In Motion Ltd.(1)                                 786,496
                                                                    --------------
                                                                         5,210,635
                                                                    --------------
COMPUTERS & PERIPHERALS -- 0.9%
        15,157  Apple Inc.(1)                                            2,761,909
        17,300  Dell Inc.(1)                                               424,542
        48,103  Hewlett-Packard Co.                                      2,460,949
        11,748  Seagate Technology                                         302,981
         4,300  Synaptics Inc.(1)                                          238,822
                                                                    --------------
                                                                         6,189,203
                                                                    --------------
CONSTRUCTION & ENGINEERING -- 0.5%
        15,230  AMEC plc ORD                                               241,092
        71,781  Boart Longyear Group ORD(1)                                153,778
         6,774  Chicago Bridge & Iron Company New York Shares              360,038
         1,727  Fluor Corp.                                                254,163
         5,612  Foster Wheeler Ltd.(1)                                     836,187
         2,310  Hochtief AG ORD                                            305,541
        29,463  Quanta Services, Inc.(1)(2)                                806,697
         3,570  Vinci SA ORD                                               282,806
                                                                    --------------
                                                                         3,240,302
                                                                    --------------
CONSTRUCTION MATERIALS -- 0.1%
         5,880  Holcim Ltd. ORD                                            629,966
                                                                    --------------
CONSUMER FINANCE -- 0.1%
        11,508  American Express Co.                                       678,741
        16,696  Discover Financial Services                                290,010
                                                                    --------------
                                                                           968,751
                                                                    --------------
CONTAINERS & PACKAGING -- 0.3%
        40,800  Bemis Co., Inc.                                          1,106,903
        23,450  Owens-Illinois Inc.(1)                                   1,052,671
         4,899  Rock-Tenn Co. Cl A                                         129,236
                                                                    --------------
                                                                         2,288,810
                                                                    --------------

------

Strategic Allocation: Conservative

Shares/Principal Amount                                                      Value

DISTRIBUTORS(3)
         4,900  Genuine Parts Company                                    $ 235,445
                                                                    --------------
DIVERSIFIED -- 0.2%
        10,100  Standard and Poor's 500 Depositary Receipt
                Series 1                                                 1,500,759
                                                                    --------------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
         4,300  Apollo Group, Inc. Cl A(1)                                 329,036
        10,100  Corinthian Colleges Inc.(1)                                176,346
        19,000  H&R Block, Inc.                                            373,920
         1,800  Strayer Education, Inc.                                    325,548
                                                                    --------------
                                                                         1,204,850
                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES -- 2.0%
         3,760  Babcock & Brown Ltd. ORD(2)                                 87,849
       102,521  Bank of America Corp.                                    4,729,294
       115,670  Citigroup Inc.                                           3,851,811
           600  CME Group Inc.                                             395,160
         5,470  Deutsche Boerse AG ORD                                   1,025,095
         1,400  IntercontinentalExchange Inc.(1)                           233,744
        73,763  JPMorgan Chase & Co.                                     3,365,068
         3,600  Nasdaq Stock Market, Inc. (The)(1)                         156,096
                                                                    --------------
                                                                        13,844,117
                                                                    --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.1%
       119,395  AT&T Inc.                                                4,562,084
           346  CenturyTel Inc.                                             14,750
         2,037  Cogent Communications Group, Inc.(1)(2)                     42,329
        18,520  Telefonica SA ORD                                          620,224
        22,330  Telenor ASA ORD                                            517,920
        44,145  Verizon Communications Inc.                              1,907,505
                                                                    --------------
                                                                         7,664,812
                                                                    --------------
ELECTRIC UTILITIES -- 0.7%
         3,000  Allegheny Energy, Inc.                                     182,250
         1,336  Edison International                                        74,789
         6,781  Entergy Corp.                                              810,601
        14,900  Exelon Corporation                                       1,207,943
         2,113  FPL Group, Inc.                                            147,403
         7,000  IDACORP, Inc.                                              246,120
        20,400  PPL Corporation                                          1,039,584
        31,995  Reliant Energy, Inc.(1)                                    833,150
        19,750  Scottish and Southern Energy plc ORD                       645,346
                                                                    --------------
                                                                         5,187,186
                                                                    --------------
ELECTRICAL EQUIPMENT -- 0.9%
        30,200  ABB Ltd. ORD                                               888,258
         2,470  ALSTOM Co. ORD                                             554,749
         7,600  Cooper Industries, Ltd. Cl A                               381,672

Shares/Principal Amount                                                      Value

        14,251  Emerson Electric Co.                                      $812,592
         2,200  First Solar Inc.(1)                                        521,730
         8,086  GrafTech International Ltd.(1)                             129,942
         5,700  Hubbell Inc. Cl B                                          313,101
        20,000  Mitsubishi Electric Corp. ORD                              228,119
         3,820  Q-Cells AG ORD(1)                                          533,514
         4,907  Roper Industries Inc.                                      311,349
         1,230  Schneider Electric SA ORD                                  170,593
         2,667  SunPower Corp. Cl A(1)                                     331,881
         7,920  Vestas Wind Systems AS ORD(1)                              748,903
                                                                    --------------
                                                                         5,926,403
                                                                    --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
         4,529  Avnet, Inc.(1)                                             156,251
         5,600  Ibiden Co. Ltd. ORD                                        442,843
         1,409  Itron Inc.(1)(2)                                           109,268
        18,000  Molex Inc.                                                 496,080
        23,700  Tyco Electronics Ltd.                                      886,142
                                                                    --------------
                                                                         2,090,584
                                                                    --------------
ENERGY EQUIPMENT & SERVICES -- 0.7%
         6,100  Acergy SA(2)                                               129,643
         9,775  Aker Kvaerner ASA ORD                                      278,579
         4,982  Cameron International Corp.(1)                             464,472
         2,009  Core Laboratories N.V.(1)                                  235,555
         2,100  Dawson Geophysical Co.(1)                                  140,742
        20,600  Dresser-Rand Group Inc.(1)                                 733,360
        17,753  Grey Wolf Inc.(1)                                           90,185
         2,866  Halliburton Co.                                            104,924
        22,204  National Oilwell Varco, Inc.(1)                          1,513,203
        22,478  Saipem SpA ORD                                             906,115
         6,144  Schlumberger Ltd.                                          574,157
                                                                    --------------
                                                                         5,170,935
                                                                    --------------
FOOD & STAPLES RETAILING -- 0.7%
         6,300  Costco Wholesale Corp.                                     424,620
        47,678  Kroger Co. (The)                                         1,370,743
         5,056  Shoppers Drug Mart Corp. ORD                               277,428
        77,746  Tesco plc ORD                                              766,413
         8,800  Walgreen Co.                                               321,992
        37,917  Wal-Mart Stores, Inc.                                    1,816,224
                                                                    --------------
                                                                         4,977,420
                                                                    --------------
FOOD PRODUCTS -- 1.2%
        11,000  Campbell Soup Co.                                          403,920
        36,700  ConAgra Foods, Inc.                                        918,234
        15,605  General Mills, Inc.                                        938,641
         4,460  Groupe Danone ORD                                          393,590
        16,200  H.J. Heinz Co.                                             766,260
        13,000  Hershey Co. (The)                                          518,830

------

Strategic Allocation: Conservative

Shares/Principal Amount                                                      Value

        47,300  Kraft Foods Inc. Cl A                                  $ 1,634,216
         1,930  Nestle SA ORD                                              923,540
        27,900  Unilever N.V. New York Shares                              988,218
        12,600  Wm. Wrigley Jr. Co.                                        806,400
                                                                    --------------
                                                                         8,291,849
                                                                    --------------
GAS UTILITIES(3)
         7,600  WGL Holdings Inc.                                          251,104
                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.1%
         3,400  Alcon, Inc.                                                473,076
        28,295  Baxter International Inc.                                1,694,022
         8,400  Beckman Coulter, Inc.                                      594,132
        20,612  Becton, Dickinson & Co.                                  1,705,231
         9,400  Boston Scientific Corp.(1)                                 118,722
        12,100  Covidien Ltd.                                              485,331
         8,500  DENTSPLY International Inc.                                363,630
         1,800  Idexx Laboratories, Inc.(1)                                108,900
         1,600  Intuitive Surgical Inc.(1)                                 524,288
         3,200  Inverness Medical Innovations, Inc.(1)                     187,776
         7,200  Medtronic, Inc.                                            366,120
         1,100  Mentor Corp.(2)                                             41,349
         1,348  Mettler-Toledo International, Inc.(1)                      156,853
         1,800  Sonova Holding AG ORD                                      192,729
        17,100  Symmetry Medical Inc.(1)                                   287,964
         5,800  Terumo Corp. ORD                                           292,920
         1,900  Zimmer Holdings Inc.(1)                                    122,987
                                                                    --------------
                                                                         7,716,030
                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- 0.7%
           175  AMERIGROUP Corp.(1)                                          6,015
        18,762  Express Scripts, Inc.(1)                                 1,271,125
        12,047  Fresenius Medical Care AG & Co. KGaA ORD                   672,443
         8,120  Humana Inc.(1)                                             625,484
         9,300  LifePoint Hospitals Inc.(1)                                294,252
           291  McKesson Corp.                                              19,418
         7,600  Medco Health Solutions Inc.(1)                             759,923
         5,800  Patterson Companies, Inc.(1)                               186,644
         4,300  Quest Diagnostics Inc.                                     236,758
           646  UnitedHealth Group Inc.                                     35,530
         8,000  Universal Health Services, Inc. Cl B                       407,600
         3,500  VCA Antech Inc.(1)                                         143,605
         3,471  WellCare Health Plans Inc.(1)                              135,057
                                                                    --------------
                                                                         4,793,854
                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- 0.6%
         3,170  Accor SA ORD                                               268,749
         8,700  Bally Technologies, Inc.(1)                                362,790

Shares/Principal Amount                                                      Value

         1,399  Choice Hotels International Inc.                           $48,475
        16,990  Compass Group plc ORD                                      111,269
        13,200  International Speedway Corp.                               562,452
         3,200  Las Vegas Sands Corp.(1)                                   362,880
        19,868  McDonald's Corp.                                         1,161,683
        17,300  Speedway Motorsports Inc.                                  583,875
        45,390  TUI Travel plc ORD(1)                                      256,853
         4,873  WMS Industries Inc.(1)                                     162,758
                                                                    --------------
                                                                         3,881,784
                                                                    --------------
HOUSEHOLD DURABLES -- 0.2%
         5,900  Makita Corp. ORD                                           262,474
        24,659  Newell Rubbermaid Inc.                                     660,368
         8,000  Sharp Corp. ORD                                            131,821
         4,800  Tempur-Pedic International Inc.(2)                         142,512
         5,000  Tupperware Brands Corp.                                    174,400
         1,000  Whirlpool Corp.                                             80,960
                                                                    --------------
                                                                         1,452,535
                                                                    --------------
HOUSEHOLD PRODUCTS -- 0.5%
           794  Colgate-Palmolive Co.                                       63,584
         3,154  Energizer Holdings Inc.(1)                                 358,389
        13,600  Kimberly-Clark Corp.                                       949,416
        21,357  Procter & Gamble Co. (The)                               1,580,418
        11,019  Reckitt Benckiser Group plc ORD                            654,602
                                                                    --------------
                                                                         3,606,409
                                                                    --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
        50,570  International Power plc ORD                                485,256
         4,600  NRG Energy Inc.(1)                                         194,994
                                                                    --------------
                                                                           680,250
                                                                    --------------
INDUSTRIAL CONGLOMERATES -- 1.0%
         2,800  3M Co.                                                     233,128
       126,462  General Electric Co.                                     4,842,231
        78,000  Keppel Corp. Ltd. ORD                                      726,021
         4,284  McDermott International, Inc.(1)                           224,053
         2,820  Siemens AG ORD                                             428,078
         8,500  Tyco International Ltd.                                    341,105
                                                                    --------------
                                                                         6,794,616
                                                                    --------------
INSURANCE -- 1.7%
         4,835  Ace, Ltd.                                                  289,278
        13,180  Admiral Group plc ORD                                      282,553
         1,940  Allianz SE ORD                                             399,480
        23,700  Allstate Corp.                                           1,211,544
        36,900  American International Group, Inc.                       2,144,997
         3,600  Aon Corp.                                                  179,892
         9,297  Arch Capital Group Ltd.(1)                                 648,745

------

Strategic Allocation: Conservative

Shares/Principal Amount                                                      Value

         3,381  Aspen Insurance Holdings Ltd.                              $97,373
        11,809  AXA SA ORD                                                 479,162
        14,296  Axis Capital Holdings Ltd.                                 545,249
         9,700  Chubb Corp.                                                529,135
         6,131  Endurance Specialty Holdings Ltd.                          247,631
        12,000  Genworth Financial Inc. Cl A                               314,880
         9,500  Hartford Financial Services Group Inc. (The)               905,540
        11,800  Loews Corp.                                                563,922
        41,300  Marsh & McLennan Companies, Inc.                         1,037,456
        27,940  QBE Insurance Group Ltd. ORD                               808,721
           102  Sony Financial Holdings Inc. ORD(1)                        385,425
         7,400  Torchmark Corp.                                            456,432
           438  Travelers Companies, Inc. (The)                             23,262
                                                                    --------------
                                                                        11,550,677
                                                                    --------------
INTERNET & CATALOG RETAIL -- 0.3%
        15,778  Amazon.com, Inc.(1)                                      1,428,856
         3,000  Priceline.com Inc.(1)(2)                                   341,400
                                                                    --------------
                                                                         1,770,256
                                                                    --------------
INTERNET SOFTWARE & SERVICES -- 0.4%
         8,836  eBay Inc.(1)                                               296,271
         1,700  Equinix Inc.(1)(2)                                         176,987
         2,833  Google Inc. Cl A(1)                                      1,963,269
                                                                    --------------
                                                                         2,436,527
                                                                    --------------
IT SERVICES -- 0.7%
        20,946  Accenture Ltd. Cl A                                        723,894
         5,800  DST Systems, Inc.(1)                                       491,550
         6,000  Fiserv, Inc.(1)                                            307,980
        23,866  International Business Machines Corp.                    2,510,225
         2,651  MasterCard Inc. Cl A                                       531,923
         1,581  Western Union Co. (The)                                     35,731
                                                                    --------------
                                                                         4,601,303
                                                                    --------------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
         9,444  Eastman Kodak Co.                                          221,745
         8,500  RC2 Corp.(1)                                               247,180
                                                                    --------------
                                                                           468,925
                                                                    --------------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
         2,700  Charles River Laboratories(1)                              171,531
         3,100  Illumina, Inc.(1)                                          179,149
         7,628  Invitrogen Corp.(1)                                        739,992
         5,800  PerkinElmer, Inc.                                          158,224
        31,900  Thermo Fisher Scientific Inc.(1)                         1,838,716
                                                                    --------------
                                                                         3,087,612
                                                                    --------------

Shares/Principal Amount                                                      Value

MACHINERY -- 1.1%
        15,449  AGCO Corp.(1)                                          $ 1,065,054
         9,811  Caterpillar Inc.                                           705,411
         1,760  CNH Global N.V.                                            107,941
         1,358  Cummins Inc.                                               158,750
         6,063  Deere & Co.                                              1,041,623
        10,900  Dover Corp.                                                504,452
         7,100  Eaton Corp.                                                634,101
         3,100  Fanuc Ltd. ORD                                             324,274
         7,700  Flowserve Corp.                                            724,493
        12,280  GEA Group AG ORD(1)                                        444,970
        12,700  Ingersoll-Rand Company Ltd. Cl A                           655,828
         3,800  Manitowoc Co., Inc. (The)                                  166,630
         1,970  Metso Oyj ORD(2)                                           106,857
         6,800  Parker-Hannifin Corp.                                      540,124
        16,000  Sumitomo Heavy Industries Ltd. ORD                         173,870
         1,870  Valmont Industries, Inc.                                   146,776
                                                                    --------------
                                                                         7,501,154
                                                                    --------------
MARINE -- 0.1%
         1,700  DryShips Inc.(2)                                           160,616
        44,000  Nippon Yusen Kabushiki Kaisha ORD                          381,945
                                                                    --------------
                                                                           542,561
                                                                    --------------
MEDIA -- 1.0%
         3,286  British Sky Broadcasting Group plc ORD                      42,268
        17,815  DIRECTV Group, Inc. (The)(1)                               443,059
        17,027  EchoStar Communications Corp. Cl A(1)                      733,864
        18,400  Gannett Co., Inc.                                          676,200
        12,318  Liberty Global, Inc. Series A(1)                           500,357
         1,274  Omnicom Group Inc.                                          62,108
        21,560  Reed Elsevier plc ORD                                      271,088
         4,046  Regal Entertainment Group Cl A(2)                           80,070
         9,938  SES SA Fiduciary Depositary Receipt(1)                     249,925
        60,300  Time Warner Inc.                                         1,040,778
        35,842  Viacom Inc. Cl B(1)                                      1,506,081
        33,399  Walt Disney Co. (The)                                    1,107,177
                                                                    --------------
                                                                         6,712,975
                                                                    --------------
METALS & MINING -- 0.5%
        21,320  BHP Billiton Ltd. ORD(2)                                   810,166
         6,748  Freeport-McMoRan Copper & Gold, Inc.                       667,580
        36,000  Kobe Steel Ltd. ORD                                        118,537
         7,200  Nucor Corp.                                                426,312
        59,300  Oxiana Ltd. ORD(2)                                         210,236

------

Strategic Allocation: Conservative

Shares/Principal Amount                                                      Value

         3,350  Rio Tinto Ltd. ORD(2)                                     $431,195
         4,759  Southern Copper Corp.(2)                                   526,583
       103,000  Sumitomo Metal Industries Ltd. ORD                         456,731
                                                                    --------------
                                                                         3,647,340
                                                                    --------------
MULTI-UTILITIES -- 0.3%
         1,400  Ameren Corp.                                                75,390
         2,500  Consolidated Edison, Inc.                                  121,125
        29,300  Puget Energy, Inc.                                         822,451
         7,090  Suez SA ORD                                                469,700
        10,300  Wisconsin Energy Corp.                                     492,752
         8,900  XCEL Energy Inc.                                           205,679
                                                                    --------------
                                                                         2,187,097
                                                                    --------------
MULTILINE RETAIL -- 0.1%
        10,977  Big Lots, Inc.(1)                                          204,941
         3,400  Kohl's Corp.(1)                                            167,552
         2,250  PPR SA ORD                                                 379,204
         3,200  Target Corp.                                               192,192
                                                                    --------------
                                                                           943,889
                                                                    --------------
OFFICE ELECTRONICS -- 0.2%
        11,500  Canon, Inc. ORD                                            605,376
        50,261  Xerox Corp.(1)                                             848,405
                                                                    --------------
                                                                         1,453,781
                                                                    --------------
OIL, GAS & CONSUMABLE FUELS -- 3.6%
         8,500  Apache Corp.                                               822,715
        38,990  BG Group plc ORD                                           817,052
        17,600  BP plc ADR                                               1,280,224
        37,481  Chevron Corp.                                            3,289,707
        37,146  ConocoPhillips                                           2,973,166
         9,100  Devon Energy Corporation                                   753,571
        16,113  EnCana Corp.                                             1,051,373
         6,480  ENI SpA ORD                                                231,568
        90,654  Exxon Mobil Corp.                                        8,082,710
           728  Occidental Petroleum Corp.                                  50,793
        28,100  Royal Dutch Shell plc ADR                                2,288,183
        20,900  StatoilHydro ASA ORD                                       679,296
         3,090  Suncor Energy Inc. ORD                                     295,494
         8,800  Total SA ORD                                               712,231
         2,382  Valero Energy Corp.                                        154,997
        12,200  XTO Energy Inc.                                            754,204
                                                                    --------------
                                                                        24,237,284
                                                                    --------------
PAPER & FOREST PRODUCTS -- 0.1%
        12,400  Weyerhaeuser Co.                                           907,432
                                                                    --------------
PERSONAL PRODUCTS -- 0.1%
         2,700  Estee Lauder Companies, Inc. (The) Cl A                    121,176
         2,810  L'Oreal SA ORD                                             389,992
                                                                    --------------
                                                                           511,168
                                                                    --------------

Shares/Principal Amount                                                      Value

PHARMACEUTICALS -- 2.4%
        25,100  Abbott Laboratories                                    $ 1,443,501
         8,268  Allergan, Inc.                                             554,287
        10,600  Bristol-Myers Squibb Co.                                   314,078
        27,123  Eli Lilly and Company                                    1,436,163
        14,852  GlaxoSmithKline plc ORD                                    392,184
        66,719  Johnson & Johnson                                        4,519,544
        17,330  Merck & Co., Inc.                                        1,028,709
         6,140  Novartis AG ORD                                            348,068
         8,970  Novo Nordisk AS B Shares ORD                             1,134,120
       111,400  Pfizer Inc.                                              2,646,864
         3,752  Roche Holding AG ORD                                       713,106
        12,870  Schering-Plough Corp.                                      402,831
        13,800  Shire plc ORD                                              327,553
         1,968  Watson Pharmaceuticals, Inc.(1)                             57,682
        19,500  Wyeth                                                      957,450
                                                                    --------------
                                                                        16,276,140
                                                                    --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
         4,600  AEON Mall Co., Ltd. ORD                                    124,450
        18,000  Sumitomo Realty & Development Co. Ltd. ORD                 546,792
                                                                    --------------
                                                                           671,242
                                                                    --------------
ROAD & RAIL -- 0.2%
         1,578  Burlington Northern Santa Fe Corp.                         131,795
         1,823  CSX Corp.                                                   76,566
            40  East Japan Railway Co. ORD                                 330,811
        19,200  Heartland Express, Inc.(2)                                 278,976
         1,661  Norfolk Southern Corp.                                      85,060
         1,155  Union Pacific Corp.                                        145,692
                                                                    --------------
                                                                         1,048,900
                                                                    --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.9%
        32,619  Applied Materials, Inc.                                    614,216
            46  ASM International N.V.(2)                                    1,074
         4,042  ASML Holding N.V. ORD                                      140,294
       101,406  Intel Corp.                                              2,644,669
        11,000  Intersil Corp. Cl A                                        274,340
        11,900  MEMC Electronic Materials Inc.(1)                          923,202
         9,500  Microsemi Corp.(1)                                         217,360
        27,745  NVIDIA Corp.(1)                                            875,077
        10,300  OmniVision Technologies, Inc.(1)(2)                        191,786
         6,100  PMC-Sierra, Inc.(1)                                         42,822
        10,000  Semtech Corp.(1)                                           152,600

------

Strategic Allocation: Conservative

Shares/Principal Amount                                                      Value

         3,800  Silicon Laboratories Inc.(1)                              $141,132
         8,034  Texas Instruments Inc.                                     253,633
                                                                    --------------
                                                                         6,472,205
                                                                    --------------
SOFTWARE -- 1.4%
        15,200  Activision, Inc.(1)                                        336,680
        20,069  Adobe Systems Inc.(1)                                      845,708
         6,900  Electronic Arts Inc.(1)                                    387,711
       107,199  Microsoft Corporation                                    3,601,886
         1,600  MicroStrategy Inc. Cl A(1)                                 161,360
         3,600  Nintendo Co., Ltd. ORD                                   2,212,238
        69,339  Oracle Corp.(1)                                          1,399,261
         4,240  SAP AG ORD                                                 216,139
         3,670  VMware, Inc. Cl A(1)(2)                                    335,328
                                                                    --------------
                                                                         9,496,311
                                                                    --------------
SPECIALTY RETAIL -- 1.3%
         6,300  Aeropostale Inc.(1)                                        160,965
         6,097  AutoZone, Inc.(1)                                          680,608
        10,300  Best Buy Co., Inc.                                         525,815
        42,600  Esprit Holdings Ltd. ORD                                   643,050
        28,085  GameStop Corp. Cl A(1)                                   1,613,483
        22,600  Gap, Inc. (The)                                            461,040
        10,600  Guess?, Inc.                                               497,458
        14,400  Home Depot, Inc. (The)                                     411,264
        10,340  Inditex SA ORD                                             718,152
         2,923  J. Crew Group Inc.(1)                                      140,450
        22,300  Lowe's Companies, Inc.                                     544,343
        14,168  RadioShack Corp.                                           262,108
        19,600  Staples, Inc.                                              464,520
        41,318  TJX Companies, Inc. (The)                                1,212,270
         6,600  Urban Outfitters Inc.(1)                                   172,920
         4,040  Yamada Denki Co. Ltd. ORD                                  467,953
                                                                    --------------
                                                                         8,976,399
                                                                    --------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
        54,522  Burberry Group plc ORD                                     645,290
         6,910  Compagnie Financiere Richemont SA Cl A ORD                 475,030
         4,400  Crocs, Inc.(1)                                             171,732
         7,800  Luxottica Group SpA ORD(2)                                 260,061
         5,400  VF Corp.                                                   403,866
                                                                    --------------
                                                                         1,955,979
                                                                    --------------
THRIFTS & MORTGAGE FINANCE -- 0.4%
         6,700  Countrywide Financial Corp.(2)                              72,494
        54,600  Freddie Mac                                              1,914,822
        10,800  MGIC Investment Corp.(2)                                   254,016
        26,493  Washington Mutual, Inc.                                    516,614
                                                                    --------------
                                                                         2,757,946
                                                                    --------------

Shares/Principal Amount                                                      Value

TOBACCO -- 0.3%
        15,404  Altria Group Inc.                                      $ 1,194,735
         7,517  British American Tobacco plc ORD                           291,845
           100  Japan Tobacco Inc. ORD                                     566,243
         5,139  UST Inc.                                                   297,548
                                                                    --------------
                                                                         2,350,371
                                                                    --------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
        64,000  Marubeni Corp. ORD                                         491,247
                                                                    --------------
TRANSPORTATION INFRASTRUCTURE(3)
        16,880  Cintra Concesiones de Infraestructuras de
                Transporte ORD                                             269,861
           808  Cintra Concesiones de Infraestructuras de
                Transporte SA Entitlement Shares ORD                        12,903
                                                                    --------------
                                                                           282,764
                                                                    --------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
         8,000  American Tower Corp. Cl A(1)                               364,320
         1,100  Millicom International Cellular SA(1)                      131,208
        19,620  NII Holdings, Inc.(1)                                    1,082,239
           170  NTT DoCoMo, Inc. ORD                                       269,786
        13,490  Rogers Communications Inc. Cl B ORD                        560,757
        23,996  SBA Communications Corp. Cl A(1)                           898,410
        36,000  Sprint Nextel Corp.                                        558,720
           694  United States Cellular Corp.(1)                             56,908
       183,230  Vodafone Group plc ORD                                     685,942
                                                                    --------------
                                                                         4,608,290
                                                                    --------------
TOTAL COMMON STOCKS
(Cost $231,257,030)                                                    292,599,953
                                                                    --------------
Preferred Stocks(3)

HOUSEHOLD PRODUCTS(3)
         3,170  Henkel KGaA ORD
(Cost $165,590)                                                            175,042
                                                                    --------------

U.S. Government Agency Mortgage-Backed Securities(4) -- 14.0%

      $ 12,536  FHLMC, 6.50%, 12/1/12(5)                                    12,952
        75,003  FHLMC, 7.00%, 6/1/14                                        78,171
        95,640  FHLMC, 6.50%, 6/1/16                                        98,751
     2,406,784  FHLMC, 4.50%, 1/1/19(5)                                  2,373,084
     2,483,112  FHLMC, 5.00%, 1/1/21(5)                                  2,482,007
     1,004,833  FHLMC, 5.00%, 4/1/21(5)                                  1,004,386
        18,833  FHLMC, 8.00%, 7/1/30                                        20,175
        68,231  FHLMC, 6.50%, 5/1/31                                        70,560
       826,810  FHLMC, 5.50%, 12/1/33                                      829,117
       328,898  FHLMC, 6.50%, 7/1/47                                       334,118

------

Strategic Allocation: Conservative

Shares/Principal Amount                                                      Value

   $21,331,124  FNMA, 6.00%, settlement date 1/14/08(6)               $ 21,681,083
     7,918,000  FNMA, 6.50%, settlement date 1/14/08(6)                  8,141,930
           397  FNMA, 6.50%, 4/1/11                                            409
         7,574  FNMA, 6.50%, 5/1/11                                          7,796
         8,604  FNMA, 6.50%, 5/1/11                                          8,856
        19,996  FNMA, 6.50%, 5/1/11                                         20,583
         4,774  FNMA, 6.50%, 2/1/12                                          4,941
        13,467  FNMA, 6.50%, 4/1/12                                         13,937
        17,993  FNMA, 6.50%, 5/1/12                                         18,621
        64,615  FNMA, 6.00%, 4/1/14                                         66,162
        15,612  FNMA, 7.50%, 6/1/15                                         16,253
     1,347,031  FNMA, 4.50%, 5/1/19(5)                                   1,327,713
     1,371,110  FNMA, 4.50%, 5/1/19(5)                                   1,351,447
     2,134,127  FNMA, 5.00%, 9/1/20(5)                                   2,134,362
         2,153  FNMA, 7.00%, 6/1/26                                          2,265
        21,937  FNMA, 7.50%, 3/1/27                                         23,473
        45,662  FNMA, 6.50%, 6/1/29                                         47,329
        14,691  FNMA, 7.00%, 7/1/29                                         15,457
        77,869  FNMA, 7.00%, 7/1/29                                         81,928
        44,415  FNMA, 7.00%, 3/1/30                                         46,733
         3,165  FNMA, 7.00%, 5/1/30                                          3,330
        70,548  FNMA, 7.50%, 8/1/30                                         75,312
        22,620  FNMA, 7.50%, 9/1/30                                         24,147
       169,362  FNMA, 6.50%, 9/1/31(5)                                     175,487
        45,441  FNMA, 7.00%, 9/1/31                                         47,777
        69,051  FNMA, 6.50%, 1/1/32                                         71,427
       459,664  FNMA, 7.00%, 6/1/32(5)                                     482,810
     1,691,149  FNMA, 5.50%, 6/1/33(5)                                   1,698,517
     6,759,148  FNMA, 5.50%, 7/1/33(5)                                   6,788,598
     2,963,224  FNMA, 5.50%, 8/1/33(5)                                   2,976,135
       738,652  FNMA, 5.50%, 9/1/33(5)                                     741,870
    11,116,554  FNMA, 5.00%, 11/1/33(5)                                 10,920,751
     4,787,561  FNMA, 5.50%, 1/1/34(5)                                   4,808,420
     6,066,697  FNMA, 5.00%, 8/1/35(5)                                   5,952,698
     3,857,287  FNMA, 4.50%, 9/1/35(5)                                   3,671,069
     5,253,684  FNMA, 5.00%, 2/1/36(5)                                   5,154,962
     1,380,866  FNMA, 5.50%, 4/1/36(5)                                   1,384,257
       396,278  FNMA, 5.00%, 10/1/36(5)                                    388,595
     4,342,519  FNMA, 6.50%, 8/1/37(5)                                   4,440,912
       159,991  FNMA, 6.50%, 6/1/47(5)                                     162,416
       421,359  FNMA, 6.50%, 8/1/47(5)                                     427,745
       592,316  FNMA, 6.50%, 8/1/47(5)                                     604,255
        73,304  FNMA, 6.50%, 9/1/47(5)                                      74,782
       534,174  FNMA, 6.50%, 9/1/47(5)                                     544,941
       539,167  FNMA, 6.50%, 9/1/47(5)                                     550,034
       663,470  FNMA, 6.50%, 9/1/47(5)                                     676,843

Shares/Principal Amount                                                      Value

     $ 924,072  FNMA, 6.50%, 9/1/47(5)                                   $ 942,698
        11,260  GNMA, 7.00%, 1/15/24                                        11,950
         7,189  GNMA, 8.00%, 7/15/24                                         7,767
        13,312  GNMA, 8.00%, 9/15/24                                        14,382
         3,499  GNMA, 9.00%, 4/20/25                                         3,791
        34,023  GNMA, 7.00%, 9/15/25                                        36,134
        11,578  GNMA, 7.50%, 10/15/25                                       12,362
        20,512  GNMA, 7.50%, 2/15/26                                        21,902
         8,887  GNMA, 6.00%, 4/15/26                                         9,154
         5,749  GNMA, 7.50%, 5/15/26                                         6,139
        74,704  GNMA, 8.25%, 7/15/26                                        80,801
           879  GNMA, 9.00%, 8/20/26                                           953
        59,419  GNMA, 7.00%, 12/15/27                                       63,085
         6,242  GNMA, 6.50%, 2/15/28                                         6,502
        20,583  GNMA, 6.50%, 2/15/28                                        21,439
        13,318  GNMA, 6.50%, 3/15/28                                        13,872
         4,718  GNMA, 6.50%, 4/15/28                                         4,915
        21,076  GNMA, 6.00%, 5/15/28                                        21,698
        17,390  GNMA, 6.00%, 7/15/28                                        17,903
        59,342  GNMA, 6.00%, 10/15/28                                       61,093
        40,150  GNMA, 7.00%, 5/15/31                                        42,557
       548,719  GNMA, 5.50%, 11/15/32(5)                                   557,194
                                                                    --------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $96,452,128)                                                      97,120,980
                                                                    --------------

U.S. Treasury Securities -- 12.3%

     2,530,000  U.S. Treasury Bonds, 8.125%, 8/15/19(2)(5)               3,436,056
     2,500,000  U.S. Treasury Bonds, 8.125%, 8/15/21(2)(5)               3,472,658
     4,875,000  U.S. Treasury Bonds, 7.125%, 2/15/23(2)(5)               6,353,120
    11,675,000  U.S. Treasury Bonds, 6.125%, 11/15/27(2)(5)             14,248,064
       778,000  U.S. Treasury Bonds, 6.25%, 5/15/30(2)(5)                  979,430
     1,150,000  U.S. Treasury Bonds, 4.75%, 2/15/37(2)(5)                1,214,598
     3,184,785  U.S. Treasury Inflation Indexed Notes, 2.00%,
                4/15/12(2)(5)                                            3,299,488
    17,145,000  U.S. Treasury Notes, 4.625%, 10/31/11(2)(5)             17,986,184
     2,923,000  U.S. Treasury Notes, 4.875%, 6/30/12(2)(5)               3,102,493
     7,000,000  U.S. Treasury Notes, 4.125%, 8/31/12(2)(5)               7,211,645
     3,475,000  U.S. Treasury Notes, 4.25%, 8/15/14(2)(5)                3,592,285
     9,600,000  U.S. Treasury Notes, 4.50%, 11/15/15(2)(5)              10,022,256
       700,000  U.S. Treasury Notes, 4.625%, 2/15/17(5)                    735,110

------

Strategic Allocation: Conservative

Shares/Principal Amount                                                      Value

   $ 2,920,000  U.S. Treasury Notes, 4.50%, 5/15/17(2)(5)              $ 3,040,908
     6,560,000  U.S. Treasury Notes, 4.75%, 8/15/17(2)(5)                6,963,342
                                                                    --------------
TOTAL U.S. TREASURY SECURITIES
(Cost $81,369,557)                                                      85,657,637
                                                                    --------------

Collateralized Mortgage Obligations(4) -- 10.0%

     2,847,912  Banc of America Alternative Loan Trust, Series
                2007-2, Class 2A4, 5.75%, 6/25/37(5)                     2,790,250
    12,259,693  Banc of America Commercial Mortgage Inc. STRIPS
                - COUPON, Series 2004-1, Class XP, VRN, 0.63%,
                12/1/07                                                    209,445
     2,000,000  Banc of America Commercial Mortgage Inc., Series
                2004-2, Class A3 SEQ, 4.05%, 11/10/38(5)                 1,960,956
     1,100,000  Banc of America Commercial Mortgage Inc., Series
                2006-6, Class A3 SEQ, 5.37%, 12/10/16(5)                 1,102,800
     2,800,000  Banc of America Commercial Mortgage Inc., Series
                2007-4, Class A3 SEQ, 5.81%, 8/10/14(5)                  2,867,235
    16,394,428  Bear Stearns Commercial Mortgage Securities
                Trust STRIPS - COUPON, Series 2004 T16, Class
                X2, VRN, 0.75%, 12/1/07                                    443,043
     2,233,442  Bear Stearns Commercial Mortgage Securities
                Trust, Series 2006 BBA7, Class A1, VRN, 4.76%,
                12/17/07, resets monthly off the 1-month LIBOR
                plus 0.11% with no caps (Acquired 6/5/06, Cost
                $2,233,442)(5)(7)                                        2,193,074
     3,700,000  Bear Stearns Commercial Mortgage Securities
                Trust, Series 2006 PW14, Class A4 SEQ, 5.20%,
                12/1/38(5)                                               3,639,483
     5,673,147  Commercial Mortgage Acceptance Corp. STRIPS -
                COUPON, Series 1998 C2, Class X, VRN, 1.00%,
                12/1/07                                                    121,706
        80,308  Commercial Mortgage Pass-Through Certificates,
                Series 2005 F10A, Class A1, VRN, 4.75%,
                12/15/07, resets monthly off the 1-month LIBOR
                plus 0.10% with no caps (Acquired 3/18/05, Cost
                $80,308)(7)                                                 79,945

Shares/Principal Amount                                                      Value

     $ 342,069  Commercial Mortgage Pass-Through Certificates,
                Series 2005 FL11, Class A1, VRN, 4.80%,
                12/17/07, resets monthly off the 1-month LIBOR
                plus 0.15% with no caps (Acquired 11/18/05, Cost
                $342,069)(7)                                              $338,677
     5,880,415  Countrywide Home Loan Mortgage Pass-Through
                Trust, Series 2007-16, Class A1, 6.50%,
                10/25/37(5)                                              5,978,900
     1,300,000  Credit Suisse First Boston Mortgage Securities
                Corp., Series 2002 CKN2, Class A3 SEQ, 6.13%,
                4/15/37(5)                                               1,351,780
     1,200,000  Credit Suisse Mortgage Capital Certificates,
                Series 2007 TF2A, Class A1, VRN, 4.83%,
                12/15/07, resets monthly off the 1-month LIBOR
                plus 0.18% with no caps(5)                               1,175,347
     2,407,605  FHLMC, Series 2567, Class OD, 5.00%, 8/15/15(5)          2,407,699
     1,825,096  FHLMC, Series 2900, Class PA, 4.50%, 3/15/14(5)          1,819,653
     1,260,276  FHLMC, Series 2937, Class KA, 4.50%, 12/15/14(5)         1,256,610
     1,546,707  FNMA, Series 2002-86,
                Class KB, SEQ, 5.00%, 5/25/16(5)                         1,545,840
       779,437  FNMA, Series 2003-52, Class KF SEQ, VRN, 5.18%,
                12/25/07, resets monthly off the 1-month LIBOR
                plus 0.40% with a cap of 7.50%(5)                          784,561
     1,940,000  FNMA, Series 2003-92, Class PD, 4.50%, 3/25/17(5)        1,906,743
     3,523,314  FNMA, Series 2005-63, Class HA SEQ, 5.00%,
                4/25/23(5)                                               3,504,387
     3,600,000  GMAC Commercial Mortgage Securities, Inc.,
                Series 2005 C1, Class A2 SEQ, 4.47%, 5/10/43(5)          3,573,660
       790,000  Greenwich Capital Commercial Funding Corp.,
                Series 2005 GG3, Class A2 SEQ, VRN, 4.31%,
                12/1/07                                                    782,334
     1,379,563  Greenwich Capital Commercial Funding Corp.,
                Series 2006 FL4A, Class A1, VRN, 4.78%, 12/5/07,
                resets monthly off the 1-month LIBOR plus 0.09%
                with no caps (Acquired 12/14/06, Cost
                $1,379,563)(5)(7)                                        1,372,214

------

Strategic Allocation: Conservative

Shares/Principal Amount                                                      Value

     $ 330,173  GS Mortgage Securities Corp. II, Series 2007
                EOP, Class A1 VRN, 4.77%, 12/6/07, resets
                monthly off the 1-month LIBOR plus 0.09% with no
                caps                                                     $ 322,050
     3,750,000  LB-UBS Commercial Mortgage Trust, Series 2003
                C3, Class A3 SEQ, 3.85%, 5/15/27(5)                      3,620,336
     3,100,000  LB-UBS Commercial Mortgage Trust, Series 2004
                C4, Class A2, VRN, 4.57%, 12/11/07(5)                    3,081,828
     1,618,018  LB-UBS Commercial Mortgage Trust, Series 2005
                C2, Class A2 SEQ, 4.82%, 4/15/30(5)                      1,619,242
     3,100,000  LB-UBS Commercial Mortgage Trust, Series 2005
                C3, Class A3 SEQ, 4.65%, 7/30/30(5)                      3,067,466
       400,000  LB-UBS Commercial Mortgage Trust, Series 2006
                C1, Class A4 SEQ, 5.16%, 2/15/31                           394,378
       359,244  Lehman Brothers Floating Rate Commercial
                Mortgage Trust, Series 2006 LLFA, Class A1, VRN,
                4.73%, 12/17/07, resets monthly off the 1-month
                LIBOR plus 0.08% with no caps (Acquired 8/7/06,
                Cost $359,244)(7)                                          358,840
        44,310  MASTR Alternative Loans Trust, Series 2003-8,
                Class 4A1, 7.00%, 12/25/33                                  45,094
     1,288,128  Merrill Lynch Floating Trust, Series 2006-1,
                Class A1, VRN, 4.72%, 12/15/07, resets monthly
                off the 1-month LIBOR plus 0.07% with no caps
                (Acquired 10/31/06, Cost $1,288,128)(5)(7)               1,266,120
     1,178,942  Thornburg Mortgage Securities Trust, Series
                2006-5, Class A1, VRN, 4.91%, 12/26/07, resets
                monthly off the 1-month LIBOR plus 0.12% with no
                caps(5)                                                  1,160,793
     7,524,000  Wachovia Bank Commercial Mortgage Trust, Series
                2006 C23, Class A4, 5.42%, 1/15/45(5)                    7,530,885
     1,125,000  Washington Mutual Mortgage Pass-Through
                Certificates, Series 2005 AR4, Class A3, 4.59%,
                4/25/35(5)                                               1,113,956

Shares/Principal Amount                                                      Value

   $ 2,911,663  Wells Fargo Mortgage Backed Securities Trust,
                Series 2007-11, Class A19 SEQ, 6.00%, 8/25/37          $ 2,928,149
                                                                    --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $69,657,889)                                                      69,715,479
                                                                    --------------

Corporate Bonds -- 7.9%

AEROSPACE & DEFENSE -- 0.3%
       334,000  Honeywell International Inc., 5.30%, 3/15/17               336,528
       450,000  Lockheed Martin Corp., 6.15%, 9/1/36                       466,387
       625,000  United Technologies Corp., 4.375%, 5/1/10                  627,289
       541,000  United Technologies Corp., 6.05%, 6/1/36                   565,556
                                                                    --------------
                                                                         1,995,760
                                                                    --------------
AUTOMOBILES -- 0.1%
       420,000  DaimlerChrysler N.A. Holding Corp., 6.50%,
                11/15/13                                                   446,068
                                                                    --------------
BEVERAGES -- 0.3%
       690,000  Coca-Cola Company (The), 5.35%, 11/15/17                   704,080
       501,000  Miller Brewing Co., 4.25%, 8/15/08 (Acquired
                8/6/03, Cost $499,282)(7)                                  497,882
       300,000  PepsiCo, Inc., 4.65%, 2/15/13                              300,206
       780,000  SABMiller plc, 6.20%, 7/1/11 (Acquired 6/27/06,
                Cost $779,446)(7)                                          817,285
                                                                    --------------
                                                                         2,319,453
                                                                    --------------
CAPITAL MARKETS -- 0.2%
       394,000  Merrill Lynch & Co., Inc., 4.25%, 2/8/10                   386,911
       724,000  Merrill Lynch & Co., Inc., 4.79%, 8/4/10                   719,518
                                                                    --------------
                                                                         1,106,429
                                                                    --------------
CHEMICALS(3)
       280,000  Rohm and Haas Co., 5.60%, 3/15/13                          291,693
                                                                    --------------
COMMERCIAL BANKS -- 0.4%
       530,000  PNC Bank N.A., 4.875%, 9/21/17                             494,723
       390,000  PNC Funding Corp., 5.125%, 12/14/10                        397,271
       444,000  Wachovia Bank N.A., 4.80%, 11/1/14                         423,111
       694,000  Wachovia Bank N.A., 4.875%, 2/1/15                         661,862

------

Strategic Allocation: Conservative

Shares/Principal Amount                                                      Value

     $ 614,000  Wells Fargo & Co., 4.625%, 8/9/10                         $618,544
                                                                    --------------
                                                                         2,595,511
                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES(3)
       270,000  Pitney Bowes, Inc., 5.75%, 9/15/17                         279,047
                                                                    --------------
CONSUMER FINANCE -- 0.1%
       300,000  American Express Centurion Bank, 4.375%, 7/30/09           300,776
       600,000  American Express Centurion Bank, 5.55%, 10/17/12           606,902
                                                                    --------------
                                                                           907,678
                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES -- 0.8%
       985,000  Bank of America Corp., 4.375%, 12/1/10                     984,679
       500,000  Bank of America N.A., 5.30%, 3/15/17                       485,853
       430,000  Bank of America N.A., 6.00%, 10/15/36                      411,528
       332,000  Citigroup Inc., 6.125%, 8/25/36                            314,826
       405,000  General Electric Capital Corp., 6.125%, 2/22/11            427,745
       550,000  General Electric Capital Corp., 5.625%, 9/15/17            568,694
       614,000  John Deere Capital Corp., 4.50%, 8/25/08                   611,392
       634,000  John Deere Capital Corp., 5.50%, 4/13/17                   648,808
       530,000  Pricoa Global Funding I, 5.40%, 10/18/12
                (Acquired 10/11/07, Cost $528,945)(7)                      551,470
                                                                    --------------
                                                                         5,004,995
                                                                    --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
       615,000  AT&T Corp., 7.30%, 11/15/11                                668,711
       430,000  AT&T Inc., 6.80%, 5/15/36                                  471,445
        77,000  BellSouth Corp., 6.875%, 10/15/31                           82,889
       260,000  Embarq Corp., 7.08%, 6/1/16                                271,593
       130,000  Qwest Corp., 7.875%, 9/1/11                                134,875
       130,000  Qwest Corp., 7.50%, 10/1/14                                132,275
       655,000  Telecom Italia Capital SA, 4.00%, 1/15/10                  644,971
       280,000  Telecom Italia Capital SA, 5.25%, 10/1/15                  273,094
       340,000  Telefonica Emisiones SAU, 7.05%, 6/20/36                   379,050
       362,000  Verizon Communications Inc., 5.55%, 2/15/16                365,693
       257,000  Verizon Communications Inc., 6.25%, 4/1/37                 270,821
                                                                    --------------
                                                                         3,695,417
                                                                    --------------

Shares/Principal Amount                                                      Value

ELECTRIC UTILITIES -- 0.4%
     $ 591,000  Carolina Power & Light Co., 5.15%, 4/1/15                 $591,206
       287,000  Carolina Power & Light Co., 5.25%, 12/15/15                288,994
       477,000  Cleveland Electric Illuminating Co. (The),
                5.70%, 4/1/17                                              470,424
       317,000  Florida Power Corp., 4.50%, 6/1/10                         319,679
       270,000  Florida Power Corp., 6.35%, 9/15/37                        289,581
       410,000  Southern California Edison Co., 5.625%, 2/1/36             395,497
       220,000  Toledo Edison Co., 6.15%, 5/15/37                          203,914
                                                                    --------------
                                                                         2,559,295
                                                                    --------------
ELECTRICAL EQUIPMENT -- 0.1%
       400,000  Rockwell Automation, Inc., 6.25%, 12/1/37                  398,121
                                                                    --------------
FOOD & STAPLES RETAILING -- 0.3%
       420,000  CVS Caremark Corp., 5.75%, 6/1/17                          423,202
       534,000  Wal-Mart Stores, Inc., 4.125%, 7/1/10                      536,771
       557,000  Wal-Mart Stores, Inc., 5.875%, 4/5/27                      541,907
       420,000  Wal-Mart Stores, Inc., 6.50%, 8/15/37                      432,038
                                                                    --------------
                                                                         1,933,918
                                                                    --------------
FOOD PRODUCTS -- 0.4%
       825,000  Cadbury Schweppes U.S. Finance LLC, 3.875%,
                10/1/08 (Acquired 6/14/05 - 11/28/05, Cost
                $805,798)(7)                                               818,347
       740,000  General Mills Inc., 5.65%, 9/10/12                         763,724
       270,000  Kellogg Co., 6.60%, 4/1/11                                 287,532
       400,000  Kellogg Co., 5.125%, 12/3/12                               403,478
       430,000  Kraft Foods Inc., 6.00%, 2/11/13                           446,144
                                                                    --------------
                                                                         2,719,225
                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
       780,000  Baxter Finco BV, 4.75%, 10/15/10                           787,245
       595,000  Baxter International Inc., 5.90%, 9/1/16                   619,868
                                                                    --------------
                                                                         1,407,113
                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- 0.1%
       680,000  Laboratory Corp. of America Holdings, 5.625%,
                12/15/15                                                   674,366
                                                                    --------------

------

Strategic Allocation: Conservative

Shares/Principal Amount                                                      Value

HOTELS, RESTAURANTS & LEISURE -- 0.2%
     $ 270,000  McDonald's Corp., 6.30%, 10/15/37                         $280,975
       710,000  Royal Caribbean Cruises Ltd., 7.00%, 6/15/13               709,849
       550,000  Yum! Brands, Inc., 6.875%, 11/15/37                        538,954
                                                                    --------------
                                                                         1,529,778
                                                                    --------------
HOUSEHOLD PRODUCTS -- 0.1%
       290,000  Kimberly-Clark Corp., 6.125%, 8/1/17                       310,024
       380,000  Procter & Gamble Co. (The), 5.55%, 3/5/37                  380,785
                                                                    --------------
                                                                           690,809
                                                                    --------------
INDUSTRIAL CONGLOMERATES -- 0.2%
     1,438,000  General Electric Co., 5.00%, 2/1/13(5)                   1,458,781
       270,000  General Electric Co., 5.25%, 12/6/17                       268,029
                                                                    --------------
                                                                         1,726,810
                                                                    --------------
INSURANCE -- 0.4%
       860,000  Allstate Financial Global Funding, 4.25%,
                9/10/08 (Acquired 9/3/03, Cost $858,314)(7)                856,205
       503,000  Hartford Financial Services Group Inc. (The),
                5.375%, 3/15/17                                            493,024
       540,000  Lincoln National Corp., 6.30%, 10/9/37                     533,856
       400,000  Prudential Financial, Inc., 6.00%, 12/1/17                 396,594
       320,000  Prudential Financial, Inc., 5.40%, 6/13/35                 278,639
       290,000  Travelers Companies, Inc. (The), 6.25%, 6/15/37            288,636
                                                                    --------------
                                                                         2,846,954
                                                                    --------------
IT SERVICES -- 0.1%
       560,000  International Business Machines Corp., 5.70%,
                9/14/17                                                    577,082
                                                                    --------------
MACHINERY(3)
       290,000  Atlas Copco AB, 5.60%, 5/22/17 (Acquired
                5/15/07, Cost $289,870)(7)                                 294,397
                                                                    --------------
MEDIA -- 0.4%
       582,000  Comcast Corp., 5.90%, 3/15/16                              587,131
       300,000  News America Holdings, 7.75%, 1/20/24                      341,051
       840,000  Rogers Cable Inc., 6.25%, 6/15/13                          874,000

Shares/Principal Amount                                                      Value

     $ 860,000  Time Warner Cable Inc., 5.40%, 7/2/12                     $866,190
       245,000  Time Warner Inc., 5.50%, 11/15/11                          247,235
        77,000  Time Warner Inc., 7.625%, 4/15/31                           84,058
                                                                    --------------
                                                                         2,999,665
                                                                    --------------
METALS & MINING -- 0.1%
       550,000  Xstrata Finance Canada Ltd., 5.50%, 11/16/11
                (Acquired 11/8/06-11/17/06, Cost $550,329)(7)              563,867
       235,000  Xstrata Finance Canada Ltd., 5.80%, 11/15/16
                (Acquired 11/8/06, Cost $234,420)(7)                       238,378
                                                                    --------------
                                                                           802,245
                                                                    --------------
MULTI-UTILITIES -- 0.5%
       630,000  CenterPoint Energy Resources Corp., 6.50%, 2/1/08          631,016
       270,000  CenterPoint Energy Resources Corp., 6.125%,
                11/1/17                                                    275,647
       380,000  CenterPoint Energy Resources Corp., 6.25%, 2/1/37          370,856
       541,000  Consolidated Edison Co. of New York, Inc.,
                Series 2006 C, 5.50%, 9/15/16                              544,957
       600,000  Dominion Resources Inc., 4.125%, 2/15/08                   598,585
       307,000  Dominion Resources Inc., 4.75%, 12/15/10                   307,090
       550,000  NSTAR Electric Co., 5.625%, 11/15/17                       561,826
       320,000  Pacific Gas & Electric Co., 6.05%, 3/1/34                  317,759
       194,000  Pacific Gas & Electric Co., 5.80%, 3/1/37                  186,008
                                                                    --------------
                                                                         3,793,744
                                                                    --------------
MULTILINE RETAIL -- 0.2%
       209,000  Federated Retail Holdings, Inc., 5.35%, 3/15/12            203,882
       280,000  Kohl's Corp., 6.875%, 12/15/37                             266,918
       700,000  Macy's Retail Holdings, Inc., 5.875%, 1/15/13              699,130
                                                                    --------------
                                                                         1,169,930
                                                                    --------------
OIL, GAS & CONSUMABLE FUELS -- 0.6%
       290,000  Canadian Natural Resources Ltd., 5.70%, 5/15/17            291,397
       308,000  Devon Financing Corp., ULC, 7.875%, 9/30/31                375,937
       935,000  Enterprise Products Operating L.P., 4.95%, 6/1/10          942,727
       310,000  Enterprise Products Operating L.P., 6.30%,
                9/15/17                                                    319,650

------

Strategic Allocation: Conservative

Shares/Principal Amount                                                      Value

     $ 430,000  Nexen Inc., 6.40%, 5/15/37                                $424,758
       729,000  Premcor Refining Group Inc. (The), 6.125%, 5/1/11          762,272
       140,000  TransCanada PipeLines Ltd., 6.20%, 10/15/37                143,206
       407,000  XTO Energy Inc., 5.30%, 6/30/15                            405,868
       324,000  XTO Energy Inc., 6.10%, 4/1/36                             322,451
                                                                    --------------
                                                                         3,988,266
                                                                    --------------
PHARMACEUTICALS -- 0.5%
       580,000  Abbott Laboratories, 5.875%, 5/15/16                       605,858
       270,000  Abbott Laboratories, 6.15%, 11/30/37                       280,772
     1,200,000  AstraZeneca plc, 5.40%, 9/15/12(5)                       1,240,148
       420,000  AstraZeneca plc, 5.90%, 9/15/17                            439,879
       634,000  Wyeth, 5.95%, 4/1/37                                       638,776
                                                                    --------------
                                                                         3,205,433
                                                                    --------------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
       580,000  ProLogis, 5.625%, 11/15/16                                 564,297
                                                                    --------------
ROAD & RAIL -- 0.1%
       400,000  Union Pacific Corp., 5.75%, 11/15/17                       404,664
                                                                    --------------
SOFTWARE -- 0.1%
       302,000  Intuit Inc., 5.75%, 3/15/17                                299,724
       649,000  Oracle Corp., 5.00%, 1/15/11                               660,118
                                                                    --------------
                                                                           959,842
                                                                    --------------
SPECIALTY RETAIL(3)
       280,000  Lowe's Companies, Inc., 5.60%, 9/15/12                     288,966
                                                                    --------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
       411,000  Nextel Communications Inc., 5.95%, 3/15/14                 383,339
       373,000  Vodafone Group plc, 5.625%, 2/27/17                        373,815
                                                                    --------------
                                                                           757,154
                                                                    --------------
TOTAL CORPORATE BONDS
(Cost $54,343,520)                                                      54,934,125
                                                                    --------------

U.S. Government Agency Securities -- 1.7%

     8,514,000  FHLMC, 4.625%, 10/25/12(5)                               8,746,713
     3,000,000  FNMA, 4.375%, 7/17/13(5)                                 3,031,842
                                                                    --------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $11,355,770)                                                      11,778,555
                                                                    --------------

Shares/Principal Amount                                                      Value

Asset-Backed Securities(4) -- 1.6%

     $ 320,652  Accredited Mortgage Loan Trust, Series 2006-1,
                Class A1, VRN, 4.85%, 12/25/07, resets monthly
                off the 1-month LIBOR plus 0.06% with no caps             $318,683
       847,456  Accredited Mortgage Loan Trust, Series 2006-2,
                Class A1, VRN, 4.83%, 12/26/07, resets monthly
                off the 1-month LIBOR plus 0.04% with no caps              833,650
     1,556,664  Capital One Prime Auto Receivables Trust, Series
                2004-2, Class A4, VRN, 4.71%, 12/15/07, resets
                monthly off the 1-month LIBOR plus 0.06% with no
                caps(5)                                                  1,555,754
     2,200,000  Citibank Credit Card Issuance Trust, Series 2007
                A2, VRN, 4.79%, 2/21/08, resets quarterly off
                the 3-month LIBOR minus 0.01% with no caps(5)            2,186,241
       120,602  Countrywide Asset-Backed Certificates, Series
                2006 BC2, Class 2A1, VRN, 4.83%, 12/26/07,
                resets monthly off the 1-month LIBOR plus 0.04%
                with no caps                                               118,895
        21,295  Long Beach Mortgage Loan Trust, Series 2006-2,
                Class 2A1, VRN, 4.86%, 12/26/07, resets monthly
                off the 1-month LIBOR plus 0.07% with no caps               21,257
     1,221,286  Long Beach Mortgage Loan Trust, Series 2006-6,
                Class 2A1, VRN, 4.83%, 12/26/07, resets monthly
                off the 1-month LIBOR plus 0.04% with no caps(5)         1,200,492
        11,672  Nomura Home Equity Loan, Inc., Series 2006 HE1,
                Class A1, VRN, 4.87%, 12/26/07, resets monthly
                off the 1-month LIBOR plus 0.08% with no caps               11,645
       128,417  Nomura Home Equity Loan, Inc., Series 2006 HE2,
                Class A1, VRN, 4.85%, 12/26/07, resets monthly
                off the 1-month LIBOR plus 0.06% with no caps              126,477

------

Strategic Allocation: Conservative

Shares/Principal Amount                                                      Value

     $ 708,062  SLM Student Loan Trust, Series 2006-5, Class A2,
                VRN, 5.07%, 1/25/08, resets quarterly off the
                3-month LIBOR minus 0.01% with no caps                    $707,600
     2,435,835  SLM Student Loan Trust, Series 2006-10, Class
                A2, VRN, 5.09%, 1/25/08, resets quarterly off
                the 3-month LIBOR plus 0.01% with no caps(5)             2,435,918
     1,200,000  SLM Student Loan Trust, Series 2007-8, Class A1,
                VRN, 5.21%, 1/25/08, resets quarterly off the
                3-month LIBOR plus 0.23% with no caps                    1,200,000
       522,987  Soundview Home Equity Loan Trust, Series 2006-3,
                Class A1, VRN, 4.83%, 12/26/07, resets monthly
                off the 1-month LIBOR plus 0.04% with no caps              519,478
                                                                    --------------
TOTAL ASSET-BACKED SECURITIES
(Cost $11,294,876)                                                      11,236,090
                                                                    --------------

Commercial Paper(8) -- 1.3%

     3,000,000  Cedar Springs Capital Co., 5.20%, 12/14/07
                (Acquired 11/19/07, Cost $2,989,167)(5)(7)               2,993,735
     3,000,000  Crown Point Capital Co., 4.95%, 12/13/07
                (Acquired 11/14/07, Cost $2,988,038)(5)(7)               2,994,237
     3,000,000  Legacy Capital LLC, 4.85%, 12/12/07 (Acquired
                11/13/07, Cost $2,988,279)(5)(7)                         2,994,681
                                                                    --------------
TOTAL COMMERCIAL PAPER
(Cost $8,984,971)                                                        8,982,653
                                                                    --------------

Shares/Principal Amount                                                      Value

Sovereign Governments & Agencies -- 1.2%

          Euro
     2,800,000  Bundesschatzanweisungen, 3.25%, 6/13/08                $ 4,081,491
      $ 77,000  Hydro Quebec, 8.40%, 1/15/22                               105,240
           JPY  KfW, VRN, 0.66%, 2/8/08, resets quarterly off
   400,000,000  the 3-month JPY LIBOR minus 0.22% with no caps           3,600,695
     $ 685,000  Province of Quebec, 5.00%, 7/17/09                         700,445
                                                                    --------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $7,829,150)                                                        8,487,871
                                                                    --------------

Municipal Securities -- 0.7%

     3,000,000  Gulf Gate Apartments Rev., VRDN, 4.87%, 12/6/07
                (Acquired 9/29/03-11/10/03, Cost
                $3,000,000)(5)(7)                                        3,000,000
       800,000  Illinois GO, (Taxable Pension), 5.10%, 6/1/33              783,679
     1,060,000  Orange County Housing Finance Auth. Rev., Series
                2002 B, (Millenia), VRDN, 4.99%, 12/5/07 (LOC:
                Keybank N.A.)(5)                                         1,060,000
                                                                    --------------
TOTAL MUNICIPAL SECURITIES
(Cost $4,860,890)                                                        4,843,679
                                                                    --------------

Temporary Cash Investments -- 11.2%

    18,500,000  FHLB Discount Notes, 3.80%, 12/3/07(5)(8)               18,500,000

Repurchase Agreement, Bank of America Securities, LLC,
(collateralized by various U.S. Treasury obligations, 3.625%,
1/15/08, valued at $35,197,708), in a joint trading account at
3.00%, dated 11/30/07, due 12/3/07 (Delivery value
$34,508,625)(5)                                                         34,500,000

Repurchase Agreement, Merrill Lynch & Co., Inc., (collateralized by various U.S. Treasury obligations, 3.68%, 12/27/07, valued at
$24,986,017), in a joint trading account at 3.05%, dated
11/30/07, due 12/3/07 (Delivery value $24,506,227)(5)                   24,500,000
                                                                    --------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $77,496,094)                                                      77,500,000
                                                                    --------------

------

Strategic Allocation: Conservative

Shares/Principal Amount                                                      Value

Temporary Cash Investments - Securities Lending Collateral(9) -- 13.3%

Repurchase Agreement, BNP Paribas, (collateralized by various
U.S. Government Agency obligations in a pooled account at the lending agent), 4.65%, dated 11/30/07, due 12/3/07 (Delivery
value $32,512,594)                                                    $ 32,500,000

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 4.56%, dated 11/30/07,
due 12/3/07 (Delivery value $27,217,113)                                27,206,774

Repurchase Agreement, Lehman Brothers, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 4.64%, dated 11/30/07, due 12/3/07
(Delivery value $32,512,567)                                            32,500,000
                                                                    --------------
TOTAL TEMPORARY CASH INVESTMENTS -- SECURITIES LENDING COLLATERAL
(Cost $92,206,774)                                                      92,206,774
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 117.5%
(Cost $747,274,239)                                                    815,238,838
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- (17.5)%                              (121,203,174)
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                            $694,035,664
                                                                    ==============

Futures Contracts
                                               Underlying Face       Unrealized
   Contracts Purchased     Expiration Date     Amount at Value       Gain (Loss)
    20  S&P 500 E-Mini
        Futures             December 2007        $ 1,486,250         $ (34,569)
   503  U.S. Treasury
        2-Year Notes          March 2008         105,685,016           399,989
   643  U.S. Treasury
        5-Year Notes          March 2008          70,800,328           905,159
                                                --------------     --------------
                                                 $177,971,594        $1,270,579
                                                ==============     ==============

                                               Underlying Face       Unrealized
     Contracts Sold        Expiration Date     Amount at Value       Gain (Loss)
   100  U.S. Long Bond        March 2008         $11,718,750         $ (294,966)
   588  U.S. Treasury
        10-Year Notes         March 2008          66,563,437         (1,153,648)
                                               ---------------     --------------
                                                 $78,282,187        $(1,448,614)
                                               ===============     ==============

------

Strategic Allocation: Conservative

Swap Agreements
Notional                                          Expiration Date    Unrealized
Amount          Description of Agreement                             Gain (Loss)
CREDIT DEFAULT
     $ 980,000  Pay quarterly a fixed rate          March 2012        $156,639
                equal to 0.55% multiplied by
                the notional amount and receive
                from Deutsche Bank Securities
                Inc. upon each default event of
                Lennar Corp., par value of the
                proportional notional amount.
    10,700,000  Pay quarterly a fixed rate           June 2012         202,720
                equal to 0.35% multiplied by
                the notional amount and receive
                from Barclays Bank plc upon
                each default event of one of
                the issues of Dow Jones CDX
                N.A. Investment Grade 8, par
                value of the proportional
                notional amount.
       740,000  Pay quarterly a fixed rate        September 2012         (4)
                equal to 0.35% multiplied by
                the notional amount and receive
                from Merrill Lynch
                International upon each default
                event of Computer Sciences
                Corp., par value of the
                proportional notional amount.
       560,000  Pay quarterly a fixed rate        September 2012        5,834
                equal to 0.36% multiplied by
                the notional amount and receive
                from Barclays Bank plc upon
                each default event of Whirlpool
                Corp., par value of the
                proportional notional amount.
     2,280,000  Pay quarterly a fixed rate        September 2012        5,478
                equal to 0.47% multiplied by
                the notional amount and receive
                from Deutsche Bank AG upon each
                default event of JPMorgan Chase
                & Co., par value of the
                proportional notional amount.
     3,050,000  Pay quarterly a fixed rate        September 2012       38,178
                equal to 0.63% multiplied by
                the notional amount and receive
                from Deutsche Bank AG upon each
                default event of Morgan
                Stanley, par value of the
                proportional notional amount.
     3,050,000  Pay quarterly a fixed rate        September 2012       42,884
                equal to 1.32% multiplied by
                the notional amount and receive
                from Deutsche Bank AG upon each
                default event of Bear Stearns
                Companies Inc. (The), par value
                of the proportional notional
                amount.
     1,100,000  Pay quarterly a fixed rate         December 2012        (538)
                equal to 0.70% multiplied by
                the notional amount and receive
                from Morgan Stanley Capital
                Services, Inc. upon each
                default event of Citigroup
                Inc., par value of the
                proportional notional amount.
     1,000,000  Pay quarterly a fixed rate         December 2012       (8,544)
                equal to 0.72% multiplied by
                the notional amount and receive
                from Deutsche Bank AG upon each
                default event of Barclays Bank
                plc, par value of the
                proportional notional amount.
       690,000  Pay quarterly a fixed rate         December 2012       (1,282)
                equal to 0.73% multiplied by
                the notional amount and receive
                from Barclays Bank plc upon
                each default event of American
                International Group, Inc., par
                value of the proportional
                notional amount.
       550,000  Pay quarterly a fixed rate         December 2012       (4,347)
                equal to 2.85% multiplied by
                the notional amount and receive
                from Barclays Bank plc upon
                each default event of Toll
                Brothers Finance Corp., par
                value of the proportional
                notional amount.
     3,200,000  Pay quarterly a fixed rate          March 2017         21,888
                equal to 0.12% multiplied by
                the notional amount and receive
                from Barclays Bank plc upon
                each default event of Pfizer
                Inc., par value of the
                proportional notional amount.
     1,520,000  Pay quarterly a fixed rate        September 2017       15,513
                equal to 0.64% multiplied by
                the notional amount and receive
                from Deutsche Bank AG upon each
                default event of JPMorgan Chase
                & Co., par value of the
                proportional notional amount.
                                                                   --------------
                                                                      $474,419
                                                                   ==============

------

Strategic Allocation: Conservative

Notes to Schedule of Investments

ADR = American Depositary Receipt

CDX = Credit Derivative Indexes

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

JPY = Japanese Yen

LB-UBS = Lehman Brothers Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MASTR = Mortgage Asset Securitization Transactions, Inc.

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2007.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective November 30, 2007.

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of November 30, 2007.

(3) Category is less than 0.05% of total net assets.

(4) Final maturity indicated, unless otherwise noted.

(5) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.

(6) Forward commitment.

(7) Security was purchased under Rule 144A or Section 4(2) of the Securities
Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2007, was $22,229,354, which represented 3.2% of total net assets.

(8) The rate indicated is the yield to maturity at purchase.

(9) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of November 30, 2007, securities with an aggregate value of $55,660,133, which represented 8.0% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

See Notes to Financial Statements.

------

PERFORMANCE
Strategic Allocation: Moderate

Total Returns as of November 30, 2007
                                             Average Annual Returns
                                                   10         Since     Inception
                                 1 year   5 years   years   Inception      Date

INVESTOR CLASS                   12.26%   11.78%    8.05%     8.77%      2/15/96

S&P 500 INDEX(1)                  7.72%   11.63%    6.16%    9.19%(2)       --

CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX       6.37%    4.94%    6.11%    6.33%(2)       --

90-DAY U.S. TREASURY
BILL INDEX(1)                     4.52%    2.87%    3.53%    3.77%(2)       --

Institutional                    12.48%   12.00%     --       6.26%       8/1/00

Advisor                          11.99%   11.48%    7.79%     8.42%      10/2/96

A Class
 No sales charge*                11.98%     --       --       11.59%
 With sales charge*               5.53%     --       --       9.53%      9/30/04

B Class
 No sales charge*                11.16%     --       --       10.78%
 With sales charge*               7.16%     --       --       10.01%     9/30/04

C Class                          11.15%   10.72%     --       8.04%      10/2/01

R Class                          11.72%     --       --       10.96%     8/29/03

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
pages for more about the applicable sales charges for each share class. The
SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Data provided by Lipper Inc. - A Reuters Company. ©2007 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Strategic Allocation: Moderate

Growth of $10,000 Over 10 Years

$10,000 investment made November 30, 1997

One-Year Returns Over 10 Years
Periods ended November 30
                  1998     1999     2000      2001      2002     2003     2004     2005    2006     2007

Investor Class   10.32%   16.97%    5.20%    -2.37%    -6.23%   15.67%   10.61%   8.04%   12.49%   12.26%

S&P 500 Index    23.66%   20.90%   -4.22%   -12.22%   -16.51%   15.09%   12.86%   8.44%   14.23%   7.72%

Citigroup US
Broad
Investment-Grade
Bond Index        9.49%   -0.07%    9.02%    11.22%    7.22%     5.31%    4.51%   2.54%    5.99%   6.37%

90-Day U.S.
Treasury Bill
Index             4.96%    4.65%    5.93%    3.80%     1.65%     1.05%    1.28%   2.94%    4.60%   4.52%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

PORTFOLIO COMMENTARY
Strategic Allocation: Moderate

Portfolio Managers: Jeff Tyler and Irina Torelli

PERFORMANCE SUMMARY

Strategic Allocation: Moderate returned 12.26%* for the 12 months ended
November 30, 2007. The fund's performance reflected its diversified asset mix and the positive performance of financial markets worldwide during the period.

Strategic Allocation: Moderate's neutral asset mix is 63% stocks, 31% bonds, and 6% cash-equivalent investments. The portfolio's actual asset weightings may vary based on short-term tactical adjustments and fluctuating securities prices.

From a tactical perspective, we maintained a somewhat defensive posture for the portfolio throughout the 12-month period, with a slight overweight position in bonds, a corresponding underweight position in stocks, and a neutral position in cash-equivalents. This strategy paid off in the second half of the period as moderating economic activity, weaker corporate earnings, a declining U.S. dollar, and a subprime-driven credit crunch led to the outperformance of bonds over stocks.

POSITIONING BOOSTED U.S. STOCKS

Our slight underweight in domestic stocks was a drag on performance early in the period as stocks rallied, but it helped mitigate losses as the market declined over the last six months.

Within the U.S. equity component, the portfolio remained overweight in large-cap and growth-oriented stocks, which were both attractively valued after years of underperformance versus smaller-cap and value issues. This positioning contributed positively to performance as large-cap and growth produced the best returns during the 12-month period.

Although we held underweight positions in mid- and small-cap shares for most of the period, the portfolio benefited from very strong stock selection in these segments of the market; our small- and mid-cap holdings outperformed their respective market indexes by a wide margin. Furthermore, we moved back to a neutral position in mid-cap growth stocks in mid-2007, while reducing our exposure to large-cap value.

OVERWEIGHT IN BONDS ADDED VALUE

Our modest overweight position in bonds contributed favorably to performance, especially during the last half of the period, when fixed-income securities outperformed.

Asset Allocation as of November 30, 2007
                                                      % of net
                                                       assets
U.S. Stocks                                            42.6%
U.S. Bonds                                             32.6%
Foreign Stocks(1)                                      18.7%
Money Market Securities                                 7.8%
Foreign Bonds                                           2.2%
Other(2)                                               (3.9)%

(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

(2) Includes securities lending collateral and other assets and liabilities.

Fund's Top Five U.S. Stocks as of November 30, 2007
                                   % of fund's          % of
                                   U.S. stocks       net assets
Exxon Mobil Corp.                      3.5%             1.5%
Johnson & Johnson                      2.0%             0.9%
General Electric Co.                   1.9%             0.8%
AT&T Inc.                              1.8%             0.7%
Microsoft Corporation                  1.7%             0.7%

*All fund returns referenced in this commentary are for Investor Class shares.

------

Strategic Allocation: Moderate

A defensive approach to sector allocation within the bond component added value. We benefited from underweight positions in both investment-grade and high-yield corporate bonds as these securities lagged other sectors of the bond market. In addition, a shift to an overweight position in Treasury bonds proved valuable as a flight to quality boosted Treasury bonds in the last six months of the period.

The portfolio's fixed-rate mortgage-backed securities held up well, but the subprime meltdown and a sharp increase in supply weighed on the performance of our commercial mortgage-backed securities. Meanwhile, the weaker U.S. dollar provided a strong lift to the portfolio's modest position in international bonds.

STOCK SELECTION AIDED FOREIGN STOCKS

The portfolio remained neutral in foreign equities throughout the 12-month period. This neutral position reflected our view that the robust economic environment overseas was beneficial for international stocks but also vulnerable to the slowdown in the U.S. economy.

Emerging markets stocks, which comprised approximately one-third of the foreign stock component, posted very strong returns, enhancing overall results. Stock selection also added value in the foreign portion of the portfolio.

STARTING POINT FOR NEXT REPORTING PERIOD

As we head into 2008, U.S. economic growth is likely to be subpar in the coming year. The severe housing downturn and subprime-related credit crunch has impaired lending activity, reduced liquidity in the credit markets, and threatened to tip the economy into recession. The Federal Reserve will likely continue lowering interest rates in an effort to prevent a recession, but the central bank may be limited by the inflationary threats of chronically high energy prices and a weak dollar.

Within the portfolio, we are moving back toward a neutral position in each major asset class -- stocks, bonds, and cash-equivalents. In particular, we are reducing our bond overweight by trimming our international bond holdings, which enjoyed very strong gains over the past year. We expect to remain focused on large-cap and growth in our stock component.

Fund's U.S. Bonds as of November 30, 2007
                                                    % of fund's
                                                     U.S. bonds
U.S. Treasury Securities                               27.9%
U.S. Government Agency
Mortgage-Backed Securities                             27.9%
Corporate Bonds                                        18.7%
Collateralized Mortgage Obligations                    18.2%
Asset-Backed Securities                                 4.1%
U.S. Government Agency Securities                       2.7%
Municipal Securities                                    0.5%

Fund's Top Five Foreign Stocks as of November 30, 2007
                                    % of fund's         % of
                                  foreign stocks     net assets
Nintendo Co., Ltd. ORD                 2.6%             0.5%
Royal Dutch Shell plc ADR              1.5%             0.3%
EnCana Corp.                           1.4%             0.3%
America Movil, SAB de CV ADR           1.3%             0.2%
Novo Nordisk AS B Shares ORD           1.2%             0.2%

Geographic Composition of Fund's Foreign Stocks as of November
30, 2007
                                                    % of fund's
                                                   foreign stocks
Europe                                                 42.1%
Asia/Pacific                                           38.7%
Americas (excluding U.S.)                              16.3%
Africa                                                  2.9%

------

SCHEDULE OF INVESTMENTS
Strategic Allocation: Moderate

NOVEMBER 30, 2007

Shares/Principal Amount                                                      Value

Common Stocks -- 61.2%

AEROSPACE & DEFENSE -- 1.7%
           13,900  Alliant Techsystems Inc.(1)                         $ 1,623,937
          157,574  BE Aerospace, Inc.(1)                                 7,405,978
           21,642  Boeing Co.                                            2,002,751
            4,874  Elbit Systems Ltd. ORD                                  276,441
           26,680  Finmeccanica SpA ORD                                    796,554
           11,400  Goodrich Corporation                                    812,706
           35,400  Honeywell International Inc.                          2,004,348
           47,502  Lockheed Martin Corp.                                 5,257,046
           24,900  Northrop Grumman Corp.                                1,961,871
           45,300  Precision Castparts Corp.                             6,674,502
           31,000  Raytheon Company                                      1,917,350
           46,400  United Technologies Corp.                             3,469,328
                                                                    --------------
                                                                        34,202,812
                                                                    --------------
AIR FREIGHT & LOGISTICS -- 0.3%
            3,574  C.H. Robinson Worldwide Inc.                            184,240
            7,140  FedEx Corporation                                       703,076
           61,983  United Parcel Service, Inc. Cl B                      4,566,907
                                                                    --------------
                                                                         5,454,223
                                                                    --------------
AIRLINES -- 0.2%
           59,930  easyJet plc ORD(1)                                      693,142
           33,739  Lan Airlines SA ADR(2)                                  497,650
          147,520  Southwest Airlines Co.                                2,087,408
                                                                    --------------
                                                                         3,278,200
                                                                    --------------
AUTO COMPONENTS -- 0.3%
           10,500  Autoliv, Inc.                                           613,200
           35,900  BorgWarner, Inc.                                      3,468,300
            9,170  Continental AG ORD                                    1,194,408
           14,220  Magna International Inc. Cl A                         1,198,319
                                                                    --------------
                                                                         6,474,227
                                                                    --------------
AUTOMOBILES -- 0.4%
           28,560  Fiat SpA ORD                                            786,415
           97,035  Ford Motor Co.(1)                                       728,733
            8,600  Honda Motor Co., Ltd. ORD                               295,546
           70,000  Isuzu Motors Ltd. ORD                                   324,260
          459,000  PT Astra International Tbk ORD                        1,229,493
            3,940  Renault SA ORD                                          574,445
           78,400  Toyota Motor Corp. ORD                                4,413,278
                                                                    --------------
                                                                         8,352,170
                                                                    --------------
BEVERAGES -- 1.6%
          107,324  Anheuser-Busch Companies, Inc.                        5,658,121
          134,541  Coca-Cola Company (The)                               8,354,997
           89,863  Coca-Cola Enterprises Inc.                            2,333,742

Shares/Principal Amount                                                      Value

           65,121  Compania Cervecerias Unidas SA ORD                     $471,080
           29,200  Heineken N.V. ORD                                     1,909,944
          149,805  Pepsi Bottling Group Inc.                             6,392,179
           35,105  PepsiAmericas, Inc.                                   1,188,304
           85,940  PepsiCo, Inc.                                         6,632,849
                                                                    --------------
                                                                        32,941,216
                                                                    --------------
BIOTECHNOLOGY -- 0.7%
           16,600  Alexion Pharmaceuticals Inc.(1)                       1,207,152
           34,600  Amgen Inc.(1)                                         1,911,650
           14,657  Biogen Idec Inc.(1)                                   1,086,377
           36,500  BioMarin Pharmaceutical Inc.(1)                       1,003,750
           19,300  Celgene Corp.(1)                                      1,187,915
           70,300  CSL Ltd. ORD                                          2,171,906
           63,312  Gilead Sciences, Inc.(1)                              2,946,540
           14,800  Myriad Genetics Inc.(1)                                 713,360
           42,500  Onyx Pharmaceuticals, Inc.(1)                         2,317,950
                                                                    --------------
                                                                        14,546,600
                                                                    --------------
BUILDING PRODUCTS -- 0.2%
           53,500  Daikin Industries Ltd. ORD                            2,755,239
           36,360  Kingspan Group plc ORD                                  768,532
           39,300  Masco Corp.                                             880,320
                                                                    --------------
                                                                         4,404,091
                                                                    --------------
CAPITAL MARKETS -- 1.9%
           31,200  Bank of New York Mellon Corp. (The)                   1,496,352
            8,800  Bear Stearns Companies Inc. (The)                       877,360
            4,300  BlackRock, Inc.                                         852,991
           18,200  GFI Group Inc.(1)                                     1,772,316
           15,403  Goldman Sachs Group, Inc. (The)                       3,490,936
           38,600  Janus Capital Group Inc.                              1,295,802
           42,400  Julius Baer Holding AG ORD                            3,559,748
          198,290  Man Group plc Cl B ORD                                  277,606
          173,503  Man Group plc ORD                                     1,987,297
           52,500  Merrill Lynch & Co., Inc.                             3,146,850
            1,718  Mirae Asset Securities Co. Ltd. ORD(1)                  292,960
          123,614  Morgan Stanley                                        6,516,930
           63,840  Northern Trust Corp.                                  5,170,402
           66,900  Schwab (Charles) Corp.                                1,626,339
           39,100  SEI Investments Co.                                   1,212,882
           27,297  State Street Corp.                                    2,180,757
           27,824  UBS AG ORD                                            1,399,603
           51,700  Waddell & Reed Financial Inc.                         1,767,106
                                                                    --------------
                                                                        38,924,237
                                                                    --------------

------

Strategic Allocation: Moderate

Shares/Principal Amount                                                      Value

CHEMICALS -- 1.5%
           15,410  BASF AG ORD                                         $ 2,135,597
           24,148  Celanese Corp., Series A                                958,193
            4,359  CF Industries Holdings, Inc.                            396,582
           49,500  du Pont (E.I.) de Nemours & Co.                       2,284,425
           22,300  Flotek Industries Inc.(1)                               821,978
           31,017  Israel Chemicals Ltd. ORD                               330,922
            8,695  K+S AG ORD                                            1,775,825
           94,500  Kuraray Co. Ltd. ORD                                  1,162,186
           10,444  Minerals Technologies Inc.                              698,704
           69,366  Monsanto Co.                                          6,892,898
           57,451  Mosaic Co. (The)(1)                                   3,972,736
           33,600  PPG Industries, Inc.                                  2,306,304
          128,000  Sumitomo Chemical Co., Ltd. ORD                       1,092,100
           10,845  Syngenta AG ORD                                       2,687,344
           30,952  Terra Industries Inc.(1)(2)                           1,169,367
            6,032  Umicore ORD                                           1,414,083
           18,054  Uralkali GDR (Acquired 10/15/07-11/30/07,
                   Cost $377,737)(1)(2)(7)                                 433,296
           19,350  Yara International ASA ORD                              735,317
                                                                    --------------
                                                                        31,267,857
                                                                    --------------
COMMERCIAL BANKS -- 2.8%
           27,028  Anglo Irish Bank Corp. plc ORD                          471,589
           83,310  Banco Bilbao Vizcaya Argentaria SA ORD                2,065,548
           39,933  Barclays plc ORD                                        462,803
           11,300  BB&T Corporation                                        407,704
            3,723  BRE Bank SA ORD(1)                                      744,247
          790,900  Bumiputra - Commerce Holdings Bhd ORD                 2,524,537
        1,034,000  China Construction Bank Cl H ORD                      1,000,206
          580,500  China Merchants Bank Co., Ltd. Cl H ORD               2,694,028
            9,738  Credicorp Ltd.                                          693,248
           16,574  Erste Bank der oesterreichischen Sparkassen
                   AG ORD                                                1,195,414
          200,960  Grupo Financiero Banorte, SAB de CV ORD                 871,081
           46,200  Hang Seng Bank Ltd. ORD                                 884,283
           89,528  HSBC Holdings plc ORD                                 1,529,356
           25,682  ICICI Bank Ltd. ADR                                   1,554,018
           15,810  KBC Groupe ORD                                        2,188,311
            4,652  Komercni Banka AS ORD                                 1,047,901
           52,299  Marshall & Ilsley Corp.                               1,645,850
           48,320  National Bank of Greece SA ORD                        3,231,672

Shares/Principal Amount                                                      Value

           34,200  National City Corp.                                    $675,792
           91,000  Oversea-Chinese Banking Corp. ORD                       536,698
           18,900  PNC Financial Services Group                          1,383,669
        2,210,500  PT Bank Mandiri Tbk ORD                                 842,042
           10,843  Royal Bank of Canada                                    578,366
          190,327  Sberbank ORD(1)                                         802,845
           17,575  Shinhan Financial Group Co., Ltd. ORD                   957,097
           16,128  Societe Generale ORD                                  2,471,254
           82,161  South Financial Group Inc. (The)(2)                   1,472,325
           49,100  SunTrust Banks, Inc.                                  3,442,401
          359,829  Turkiye Garanti Bankasi AS ORD                        3,162,594
           97,100  U.S. Bancorp                                          3,213,039
           35,100  Unibanco-Uniao de Bancos Brasileiros SA ORD             519,566
           62,700  Wachovia Corp.                                        2,696,100
          214,831  Wells Fargo & Co.                                     6,966,969
           28,490  Westpac Banking Corp. ORD                               714,813
            8,600  Zions Bancorporation                                    469,302
                                                                    --------------
                                                                        56,116,668
                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%
           44,770  Aggreko plc ORD                                         466,853
           31,200  Avery Dennison Corp.                                  1,625,832
           60,699  Capita Group plc ORD                                    925,835
           30,079  Deluxe Corp.                                            950,196
           15,700  FTI Consulting, Inc.(1)                                 894,900
           23,500  Pitney Bowes, Inc.                                      904,750
           33,400  R.R. Donnelley & Sons Company                         1,224,444
            8,754  Republic Services, Inc.                                 290,370
           74,100  Waste Management, Inc.                                2,543,111
                                                                    --------------
                                                                         9,826,291
                                                                    --------------
COMMUNICATIONS EQUIPMENT -- 1.2%
          642,000  AAC Acoustic Technology Holdings Inc. ORD(1)            869,302
           48,200  ADC Telecommunications, Inc.(1)                         798,192
           28,500  Ciena Corp.(1)                                        1,253,430
          303,618  Cisco Systems Inc.(1)                                 8,507,376
           85,700  Foundry Networks, Inc.(1)                             1,510,891
           74,500  Juniper Networks, Inc.(1)                             2,214,140
           60,100  Motorola, Inc.                                          959,797
           60,530  Nokia Oyj ORD                                         2,384,642
           81,113  QUALCOMM Inc.                                         3,307,788
           27,990  Research In Motion Ltd.(1)                            3,185,822
                                                                    --------------
                                                                        24,991,380
                                                                    --------------

------

Strategic Allocation: Moderate

Shares/Principal Amount                                                      Value

COMPUTERS & PERIPHERALS -- 1.5%
           74,664  Apple Inc.(1)                                      $ 13,605,274
          178,000  Catcher Technology Co. Ltd. ORD                       1,098,593
           83,200  Dell Inc.(1)                                          2,041,728
          198,203  Hewlett-Packard Co.                                  10,140,065
           66,868  Seagate Technology                                    1,724,526
           21,400  Synaptics Inc.(1)                                     1,188,556
          686,229  Wistron Corp. ORD                                     1,185,141
                                                                    --------------
                                                                        30,983,883
                                                                    --------------
CONSTRUCTION & ENGINEERING -- 0.8%
           58,320  AMEC plc ORD                                            923,208
          273,821  Boart Longyear Group ORD(1)                             586,613
           36,224  Chicago Bridge & Iron Company New York Shares         1,925,306
            5,305  Daelim Industrial Co., Ltd. ORD                         933,690
           10,593  Fluor Corp.                                           1,558,972
           28,501  Foster Wheeler Ltd.(1)                                4,246,648
            7,696  Orascom Construction Industries ORD                     701,709
          147,260  Quanta Services, Inc.(1)                              4,031,979
           14,470  Vinci SA ORD                                          1,146,275
                                                                    --------------
                                                                        16,054,400
                                                                    --------------
CONSTRUCTION MATERIALS -- 0.3%
          531,202  Asia Cement Corp. ORD                                   776,338
          356,000  China National Building Material Co. Ltd. Cl
                   H ORD                                                 1,549,861
           21,510  Holcim Ltd. ORD                                       2,304,521
          125,410  Pretoria Portland Cement Co. Ltd. ORD                   833,020
                                                                    --------------
                                                                         5,463,740
                                                                    --------------
CONSUMER FINANCE -- 0.3%
           61,450  American Express Co.                                  3,624,321
           65,989  Discover Financial Services                           1,146,229
          124,450  Redecard SA ORD                                       2,260,461
                                                                    --------------
                                                                         7,031,011
                                                                    --------------
CONTAINERS & PACKAGING -- 0.4%
           99,000  Bemis Co., Inc.                                       2,685,870
          114,610  Owens-Illinois Inc.(1)                                5,144,843
           24,914  Rock-Tenn Co. Cl A                                      657,231
                                                                    --------------
                                                                         8,487,944
                                                                    --------------
DISTRIBUTORS(3)
           12,500  Genuine Parts Company                                   600,625
                                                                    --------------
DIVERSIFIED -- 0.2%
           24,600  Standard and Poor's 500 Depositary Receipt
                   Series 1                                              3,655,314
                                                                    --------------
DIVERSIFIED CONSUMER SERVICES -- 0.3%
           21,500  Apollo Group, Inc. Cl A(1)                            1,645,180

Shares/Principal Amount                                                      Value

           50,900  Corinthian Colleges Inc.(1)                            $888,714
           50,400  H&R Block, Inc.                                         991,872
            4,406  MegaStudy Co., Ltd. ORD                               1,494,664
            9,000  Strayer Education, Inc.                               1,627,740
                                                                    --------------
                                                                         6,648,170
                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES -- 2.4%
           14,420  Babcock & Brown Ltd. ORD(2)                             336,909
          325,125  Bank of America Corp.                                14,998,016
           17,100  Bolsa de Mercadorias e Futuros - BM&F SA
                   ORD(1)                                                  230,284
          394,779  Citigroup Inc.                                       13,146,141
            2,800  CME Group Inc.                                        1,844,080
           22,210  Deutsche Boerse AG ORD                                4,162,224
            6,900  IntercontinentalExchange Inc.(1)                      1,152,024
          281,162  JPMorgan Chase & Co.                                 12,826,610
           18,200  Nasdaq Stock Market, Inc. (The)(1)                      789,152
                                                                    --------------
                                                                        49,485,440
                                                                    --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.2%
          397,519  AT&T Inc.                                            15,189,202
          442,320  Axtel, SAB de CV ORD(1)                               1,084,296
            1,831  CenturyTel Inc.                                          78,056
           10,485  Cogent Communications Group, Inc.(1)(2)                 217,878
           69,590  Telefonica SA ORD                                     2,330,530
          137,045  Verizon Communications Inc.                           5,921,714
                                                                    --------------
                                                                        24,821,676
                                                                    --------------
ELECTRIC UTILITIES -- 1.1%
           15,300  Allegheny Energy, Inc.                                  929,475
           36,436  CEZ AS ORD                                            2,693,013
            5,336  Edison International                                    298,709
           36,147  Entergy Corp.                                         4,321,013
           38,700  Exelon Corporation                                    3,137,409
           11,688  FPL Group, Inc.                                         815,355
           17,100  IDACORP, Inc.                                           601,236
           52,900  PPL Corporation                                       2,695,784
          170,735  Reliant Energy, Inc.(1)                               4,445,940
           74,510  Scottish and Southern Energy plc ORD                  2,434,669
                                                                    --------------
                                                                        22,372,603
                                                                    --------------
ELECTRICAL EQUIPMENT -- 1.5%
           30,176  ABB India Ltd. ORD                                    1,188,810
           96,140  ABB Ltd. ORD                                          2,827,717
            9,570  ALSTOM Co. ORD                                        2,149,371
           41,598  Bharat Heavy Electricals Ltd. ORD                     2,832,691
           36,900  Cooper Industries, Ltd. Cl A                          1,853,118
           67,688  Emerson Electric Co.                                  3,859,569

------

Strategic Allocation: Moderate

Shares/Principal Amount                                                      Value

           11,300  First Solar Inc.(1)                                 $ 2,679,795
           43,751  GrafTech International Ltd.(1)                          703,079
           13,792  Hubbell Inc. Cl B                                       757,595
           17,700  JA Solar Holdings Co., Ltd. ADR(1)                    1,050,318
           73,000  Mitsubishi Electric Corp. ORD                           832,635
           14,170  Q-Cells AG ORD(1)                                     1,979,030
           23,845  Roper Industries Inc.                                 1,512,965
            4,720  Schneider Electric SA ORD                               654,634
           13,633  SunPower Corp. Cl A(1)                                1,696,491
           32,440  Vestas Wind Systems AS ORD(1)                         3,067,475
                                                                    --------------
                                                                        29,645,293
                                                                    --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
        1,180,000  AU Optronics Corp. ORD                                2,306,568
           25,060  Avnet, Inc.(1)                                          864,570
          497,920  Hon Hai Precision Industry Co., Ltd. ORD              3,190,544
           20,900  Ibiden Co. Ltd. ORD                                   1,652,752
            7,194  Itron Inc.(1)(2)                                        557,895
            9,210  LG.Philips LCD Co., Ltd. ORD(1)                         518,532
           43,801  Molex Inc.                                            1,207,156
           60,827  Tyco Electronics Ltd.                                 2,274,322
                                                                    --------------
                                                                        12,572,339
                                                                    --------------
ENERGY EQUIPMENT & SERVICES -- 1.3%
           31,500  Acergy SA(2)                                            669,467
           36,880  Aker Kvaerner ASA ORD                                 1,051,046
           24,912  Cameron International Corp.(1)                        2,322,546
           10,178  Core Laboratories N.V.(1)                             1,193,371
           10,900  Dawson Geophysical Co.(1)                               730,518
          104,000  Dresser-Rand Group Inc.(1)                            3,702,400
           85,615  Grey Wolf Inc.(1)                                       434,924
           18,759  Halliburton Co.                                         686,767
          103,653  National Oilwell Varco, Inc.(1)                       7,063,953
           28,077  OAO TMK GDR                                           1,217,287
           85,394  Saipem SpA ORD                                        3,442,335
           31,332  Schlumberger Ltd.                                     2,927,975
                                                                    --------------
                                                                        25,442,589
                                                                    --------------
FOOD & STAPLES RETAILING -- 1.1%
        9,200,000  Alliance Global Group Inc. ORD(1)                     1,241,712
          204,651  Cencosud SA ORD                                         771,764
           30,300  Costco Wholesale Corp.                                2,042,220
          206,107  Kroger Co. (The)                                      5,925,577
            1,226  Shinsegae Co. Ltd. ORD                                  965,075
           18,947  Shoppers Drug Mart Corp. ORD                          1,039,640
          295,974  Tesco plc ORD                                         2,917,685

Shares/Principal Amount                                                      Value

           22,900  Walgreen Co.                                           $837,911
          119,706  Wal-Mart Stores, Inc.                                 5,733,917
           23,379  X5 Retail Group N.V. GDR(1)                             733,499
                                                                    --------------
                                                                        22,209,000
                                                                    --------------
FOOD PRODUCTS -- 1.3%
           26,600  Campbell Soup Co.                                       976,752
          791,000  China Yurun Food Group Ltd. ORD                       1,302,111
           88,900  ConAgra Foods, Inc.                                   2,224,278
           57,517  General Mills, Inc.                                   3,459,648
           25,620  Groupe Danone ORD                                     2,260,939
           39,300  H.J. Heinz Co.                                        1,858,890
           29,400  Hershey Co. (The)                                     1,173,354
          114,700  Kraft Foods Inc. Cl A                                 3,962,884
            7,180  Nestle SA ORD                                         3,435,762
           71,500  Unilever N.V. New York Shares                         2,532,530
           60,700  Wm. Wrigley Jr. Co.                                   3,884,800
                                                                    --------------
                                                                        27,071,948
                                                                    --------------
GAS UTILITIES -- 0.1%
        2,412,000  China Gas Holdings Ltd. ORD(2)                        1,124,692
           18,400  WGL Holdings Inc.                                       607,936
                                                                    --------------
                                                                         1,732,628
                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.6%
           16,400  Alcon, Inc.                                           2,281,896
          144,617  Baxter International Inc.                             8,658,220
           20,312  Beckman Coulter, Inc.                                 1,436,668
          105,153  Becton, Dickinson & Co.                               8,699,308
           22,800  Boston Scientific Corp.(1)                              287,964
           29,500  Covidien Ltd.                                         1,183,245
           41,400  DENTSPLY International Inc.                           1,771,092
            8,800  Idexx Laboratories, Inc.(1)                             532,400
            7,600  Intuitive Surgical Inc.(1)                            2,490,368
           16,600  Inverness Medical Innovations, Inc.(1)                  974,088
           18,700  Medtronic, Inc.                                         950,895
            5,600  Mentor Corp.(2)                                         210,504
            6,793  Mettler-Toledo International, Inc.(1)                   790,433
            6,720  Sonova Holding AG ORD                                   719,521
           40,700  Symmetry Medical Inc.(1)                                685,388
           15,400  Terumo Corp. ORD                                        777,754
            4,500  Zimmer Holdings Inc.(1)                                 291,285
                                                                    --------------
                                                                        32,741,029
                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- 1.0%
              974  AMERIGROUP Corp.(1)                                      33,476
           95,208  Express Scripts, Inc.(1)                              6,450,343
           36,930  Fresenius Medical Care AG & Co. KGaA ORD              2,061,368

------

Strategic Allocation: Moderate

Shares/Principal Amount                                                      Value

           43,716  Humana Inc.(1)                                      $ 3,367,443
           22,500  LifePoint Hospitals Inc.(1)                             711,900
              102  McKesson Corp.                                            6,806
           38,100  Medco Health Solutions Inc.(1)                        3,809,619
           28,200  Patterson Companies, Inc.(1)                            907,476
           11,700  Quest Diagnostics Inc.                                  644,202
            4,779  UnitedHealth Group Inc.                                 262,845
           19,400  Universal Health Services, Inc. Cl B                    988,430
           17,100  VCA Antech Inc.(1)                                      701,613
           18,994  WellCare Health Plans Inc.(1)                           739,057
                                                                    --------------
                                                                        20,684,578
                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- 0.8%
            8,050  Accor SA ORD                                            682,470
           43,400  Bally Technologies, Inc.(1)                           1,809,780
           13,617  Choice Hotels International Inc.                        471,829
          190,300  Genting Bhd ORD                                         451,603
           32,002  International Speedway Corp.                          1,363,605
           15,400  Las Vegas Sands Corp.(1)                              1,746,360
           90,835  McDonald's Corp.                                      5,311,123
           11,170  Modetour Network Inc. ORD                               616,755
          420,800  Resorts World Bhd ORD                                   476,580
           41,900  Speedway Motorsports Inc.                             1,414,125
           25,105  Sun International Ltd. ORD                              523,214
          173,770  TUI Travel plc ORD(1)                                   983,330
           25,112  WMS Industries Inc.(1)                                  838,741
                                                                    --------------
                                                                        16,689,515
                                                                    --------------
HOUSEHOLD DURABLES -- 0.3%
           15,200  Makita Corp. ORD                                        676,205
           82,846  Newell Rubbermaid Inc.                                2,218,616
           17,000  Sharp Corp. ORD                                         280,119
           24,800  Tempur-Pedic International Inc.(2)                      736,312
           25,000  Tupperware Brands Corp.                                 872,000
          128,191  Urbi Desarrollos Urbanos, SAB de CV ORD(1)              434,657
            3,100  Whirlpool Corp.                                         250,976
                                                                    --------------
                                                                         5,468,885
                                                                    --------------
HOUSEHOLD PRODUCTS -- 0.7%
            4,669  Colgate-Palmolive Co.                                   373,894
           16,474  Energizer Holdings Inc.(1)                            1,871,941
           33,000  Kimberly-Clark Corp.                                  2,303,730
          107,384  Procter & Gamble Co. (The)                            7,946,415
           41,356  Reckitt Benckiser Group plc ORD                       2,456,822
                                                                    --------------
                                                                        14,952,802
                                                                    --------------

Shares/Principal Amount                                                      Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
          212,050  International Power plc ORD                         $ 2,034,773
           12,000  NRG Energy Inc.(1)                                      508,680
                                                                    --------------
                                                                         2,543,453
                                                                    --------------
INDUSTRIAL CONGLOMERATES -- 1.3%
            7,200  3M Co.                                                  599,472
           29,592  Barloworld Ltd. ORD                                     494,910
           78,490  Enka Insaat ve Sanayi AS ORD                          1,264,271
          439,643  General Electric Co.                                 16,833,931
          264,000  Keppel Corp. Ltd. ORD                                 2,457,302
           21,188  McDermott International, Inc.(1)                      1,108,132
           66,765  Murray & Roberts Holdings Ltd. ORD                      943,175
           10,650  Siemens AG ORD                                        1,616,679
           21,900  Tyco International Ltd.                                 878,847
                                                                    --------------
                                                                        26,196,719
                                                                    --------------
INSURANCE -- 1.9%
           23,358  Ace, Ltd.                                             1,397,509
           42,880  Admiral Group plc ORD                                   919,262
            7,420  Allianz SE ORD                                        1,527,907
           60,300  Allstate Corp.                                        3,082,536
           92,700  American International Group, Inc.                    5,388,650
           18,700  Aon Corp.                                               934,439
           49,229  Arch Capital Group Ltd.(1)                            3,435,200
           20,327  Aspen Insurance Holdings Ltd.                           585,418
           44,373  AXA SA ORD                                            1,800,479
           75,099  Axis Capital Holdings Ltd.                            2,864,276
           43,500  Chubb Corp.                                           2,372,925
           31,486  Endurance Specialty Holdings Ltd.                     1,271,720
           29,100  Genworth Financial Inc. Cl A                            763,584
           24,300  Hartford Financial Services Group Inc. (The)          2,316,276
           29,330  LIG Non-Life Insurance Co., Ltd. ORD                    726,844
           28,500  Loews Corp.                                           1,362,015
          102,700  Marsh & McLennan Companies, Inc.                      2,579,824
           93,123  QBE Insurance Group Ltd. ORD                          2,695,437
              347  Sony Financial Holdings Inc. ORD(1)                   1,311,201
           19,300  Torchmark Corp.                                       1,190,424
            5,322  Travelers Companies, Inc. (The)                         282,651
                                                                    --------------
                                                                        38,808,577
                                                                    --------------

------

Strategic Allocation: Moderate

Shares/Principal Amount                                                      Value

INTERNET & CATALOG RETAIL -- 0.4%
           80,727  Amazon.com, Inc.(1)                                 $ 7,310,637
           14,300  Priceline.com Inc.(1)(2)                              1,627,340
                                                                    --------------
                                                                         8,937,977
                                                                    --------------
INTERNET SOFTWARE & SERVICES -- 0.7%
          197,129  Alibaba.com Ltd. ORD(1)(2)                            1,011,457
              942  Baidu.com, Inc. ADR(1)                                  359,806
           50,550  eBay Inc.(1)                                          1,694,942
            8,800  Equinix Inc.(1)(2)                                      916,168
           13,999  Google Inc. Cl A(1)                                   9,701,306
            4,993  NHN Corp. ORD(1)                                      1,417,840
                                                                    --------------
                                                                        15,101,519
                                                                    --------------
IT SERVICES -- 1.1%
          111,941  Accenture Ltd. Cl A                                   3,868,681
          572,297  Dimension Data Holdings plc(2)                          717,596
           27,900  DST Systems, Inc.(1)                                  2,364,525
           15,800  Fiserv, Inc.(1)                                         811,014
           99,209  International Business Machines Corp.                10,434,802
           13,482  MasterCard Inc. Cl A                                  2,705,163
           56,210  Rolta India Ltd. ORD                                  1,037,451
           32,620  Tata Consultancy Services Ltd. ORD                      838,787
           15,958  Western Union Co. (The)                                 360,651
                                                                    --------------
                                                                        23,138,670
                                                                    --------------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
           50,096  Eastman Kodak Co.(2)                                  1,176,254
           20,800  RC2 Corp.(1)                                            604,864
                                                                    --------------
                                                                         1,781,118
                                                                    --------------
LIFE SCIENCES TOOLS & SERVICES -- 0.8%
           13,700  Charles River Laboratories(1)                           870,361
           15,300  Illumina, Inc.(1)                                       884,187
           41,436  Invitrogen Corp.(1)                                   4,019,706
           29,600  PerkinElmer, Inc.                                       807,488
          157,700  Thermo Fisher Scientific Inc.(1)                      9,089,828
                                                                    --------------
                                                                        15,671,570
                                                                    --------------
MACHINERY -- 1.7%
           75,990  AGCO Corp.(1)                                         5,238,750
           31,777  Caterpillar Inc.                                      2,284,766
            6,660  CNH Global N.V.                                         408,458
            7,030  Cummins Inc.                                            821,807
           27,197  Deere & Co.                                           4,672,445
           16,460  Doosan Infracore Co., Ltd. ORD                          584,811
           27,900  Dover Corp.                                           1,291,212
           34,400  Eaton Corp.                                           3,072,264

Shares/Principal Amount                                                      Value

            6,900  Fanuc Ltd. ORD                                         $721,771
           37,000  Flowserve Corp.                                       3,481,330
           45,258  GEA Group AG ORD(1)                                   1,639,938
            2,742  Hyundai Heavy Industries Co., Ltd. ORD                1,401,847
            2,300  Hyundai Mipo Dockyard Co., Ltd. ORD                     798,283
           33,200  Ingersoll-Rand Company Ltd. Cl A                      1,714,448
           30,200  Lupatech SA ORD                                         840,289
           19,700  Manitowoc Co., Inc. (The)                               863,845
            7,420  Metso Oyj ORD(2)                                        402,476
           17,000  Parker-Hannifin Corp.                                 1,350,310
           15,600  Samsung Heavy Industries Co., Ltd. ORD                  717,213
           60,000  Sumitomo Heavy Industries Ltd. ORD                      652,012
            8,971  Valmont Industries, Inc.(2)                             704,134
                                                                    --------------
                                                                        33,662,409
                                                                    --------------
MARINE -- 0.2%
            8,400  DryShips Inc.(2)                                        793,632
          156,000  Nippon Yusen Kabushiki Kaisha ORD(2)                  1,354,170
          434,000  U-Ming Marine Transport Corp. ORD                     1,159,708
                                                                    --------------
                                                                         3,307,510
                                                                    --------------
MEDIA -- 1.5%
           12,401  British Sky Broadcasting Group plc ORD                  159,515
           95,314  DIRECTV Group, Inc. (The)(1)                          2,370,459
           91,505  EchoStar Communications Corp. Cl A(1)                 3,943,866
           27,426  Focus Media Holding Ltd. ADR(1)(2)                    1,547,923
           46,500  Gannett Co., Inc.                                     1,708,875
           61,571  Liberty Global, Inc. Series A(1)                      2,501,014
           68,900  Net Servicos de Comunicacao SA ORD(1)                 1,019,889
            6,915  Omnicom Group Inc.                                      337,106
           75,260  Reed Elsevier plc ORD                                   946,293
           21,253  Regal Entertainment Group Cl A(2)                       420,597
           37,330  SES SA Fiduciary Depositary Receipt(1)                  938,792
          158,000  Time Warner Inc.                                      2,727,080
          139,760  Viacom Inc. Cl B(1)                                   5,872,715
          177,379  Walt Disney Co. (The)                                 5,880,114
                                                                    --------------
                                                                        30,374,238
                                                                    --------------
METALS & MINING -- 1.3%
           13,402  Anglo American plc                                      893,670
           25,418  Anglo American plc ORD                                1,721,057

------

Strategic Allocation: Moderate

Shares/Principal Amount                                                      Value

           80,559  BHP Billiton Ltd. ORD(2)                            $ 3,061,261
          574,944  China Steel Corp. ORD                                   755,852
           66,863  Cia Vale do Rio Doce ADR                              2,312,123
           61,275  Exxaro Resources Ltd. ORD                               934,480
           35,715  Freeport-McMoRan Copper & Gold, Inc.                  3,533,284
           24,489  Impala Platinum Holdings Limited ORD                    849,734
           55,752  JSW Steel Ltd. ORD                                    1,423,008
          137,000  Kobe Steel Ltd. ORD                                     451,099
           33,488  Kumba Iron Ore Ltd. ORD                               1,326,654
           19,000  Nucor Corp.                                           1,124,990
            2,775  OJSC MMC Norilsk Nickel ADR                             803,455
          139,860  Oxiana Ltd. ORD                                         495,846
            1,447  POSCO ORD                                               914,051
           70,000  PT International Nickel Indonesia Tbk ORD               707,042
           12,820  Rio Tinto Ltd. ORD(2)                                 1,650,127
           24,569  Southern Copper Corp.(2)                              2,718,560
          194,000  Sumitomo Metal Industries Ltd. ORD                      860,251
                                                                    --------------
                                                                        26,536,544
                                                                    --------------
MULTI-UTILITIES -- 0.3%
            3,406  Ameren Corp.                                            183,413
            6,000  Consolidated Edison, Inc.                               290,700
           71,100  Puget Energy, Inc.                                    1,995,778
           14,590  Suez SA ORD                                             966,561
           25,000  Wisconsin Energy Corp.                                1,196,000
           21,600  XCEL Energy Inc.                                        499,176
                                                                    --------------
                                                                         5,131,628
                                                                    --------------
MULTILINE RETAIL -- 0.4%
           58,881  Big Lots, Inc.(1)(2)                                  1,099,308
            5,185  Hyundai Department Store Co. Ltd. ORD                   633,385
            9,200  Kohl's Corp.(1)                                         453,376
          142,652  La Polar SA ORD                                       1,077,016
           65,976  Lojas Renner SA ORD                                   1,542,010
           37,600  Marisa SA ORD(1)                                        224,303
          115,500  Parkson Retail Group Ltd. ORD(2)                      1,225,501
            8,670  PPR SA ORD                                            1,461,201
            7,700  Target Corp.                                            462,462
                                                                    --------------
                                                                         8,178,562
                                                                    --------------
OFFICE ELECTRONICS -- 0.2%
           29,600  Canon, Inc. ORD                                       1,558,185
          196,427  Xerox Corp.(1)                                        3,315,687
                                                                    --------------
                                                                         4,873,872
                                                                    --------------
OIL, GAS & CONSUMABLE FUELS -- 5.1%
           39,400  Apache Corp.                                          3,813,526

Shares/Principal Amount                                                      Value

          149,240  BG Group plc ORD                                    $ 3,127,388
           42,711  BP plc ADR                                            3,106,798
          118,704  Chevron Corp.                                        10,418,650
          836,000  China Petroleum & Chemical Corp. Cl H ORD             1,271,639
           74,000  China Shenhua Energy Co. Ltd. Cl H ORD                  439,971
          771,000  CNOOC Ltd. ORD                                        1,421,602
          143,521  ConocoPhillips                                       11,487,421
           39,400  Devon Energy Corporation                              3,262,714
           79,007  EnCana Corp.                                          5,155,207
           24,440  ENI SpA ORD                                             873,385
          335,156  Exxon Mobil Corp.                                    29,882,509
           15,368  GS Holdings Corp. ORD                                 1,036,680
           28,010  KazMunaiGas Exploration Production GDR                  751,499
           18,149  OAO Gazprom ADR(1)                                      952,765
           10,994  OAO LUKOIL ORD                                          948,274
            7,539  Occidental Petroleum Corp.                              525,996
           31,292  Oil & Gas Development Co. Ltd. GDR                      610,194
           34,247  Petroleo Brasileiro SA ADR                            3,297,986
        3,955,000  PT Bumi Resources Tbk ORD                             2,399,592
           34,083  Reliance Industries Ltd. ORD                          2,458,666
           71,400  Royal Dutch Shell plc ADR                             5,814,102
           73,550  StatoilHydro ASA ORD                                  2,390,536
           11,270  Suncor Energy Inc. ORD                                1,077,740
           33,570  Total SA ORD                                          2,717,001
           12,750  Valero Energy Corp.                                     829,643
           58,700  XTO Energy Inc.                                       3,628,834
                                                                    --------------
                                                                       103,700,318
                                                                    --------------
PAPER & FOREST PRODUCTS -- 0.2%
          430,001  Nine Dragons Paper Holdings Ltd. ORD                  1,084,682
           32,000  Weyerhaeuser Co.                                      2,341,760
                                                                    --------------
                                                                         3,426,442
                                                                    --------------
PERSONAL PRODUCTS -- 0.1%
            6,700  Estee Lauder Companies, Inc. (The) Cl A                 300,696
            7,460  L'Oreal SA ORD                                        1,035,351
                                                                    --------------
                                                                         1,336,047
                                                                    --------------
PHARMACEUTICALS -- 2.8%
           65,100  Abbott Laboratories                                   3,743,901
           39,900  Allergan, Inc.                                        2,674,896
           25,800  Bristol-Myers Squibb Co.                                764,454
          102,733  Eli Lilly and Company                                 5,439,712
           25,388  GlaxoSmithKline plc ORD                                 670,399
          259,171  Johnson & Johnson                                    17,556,245
           66,059  Merck & Co., Inc.                                     3,921,262
           24,060  Novartis AG ORD                                       1,363,928

------

Strategic Allocation: Moderate

Shares/Principal Amount                                                      Value

           37,330  Novo Nordisk AS B Shares ORD                        $ 4,719,809
           31,540  OJSC Pharmstandard GDR(1)                               741,372
          280,800  Pfizer Inc.                                           6,671,808
           13,382  Roche Holding AG ORD                                  2,543,387
           62,300  Schering-Plough Corp.                                 1,949,990
           69,400  Shire plc ORD                                         1,647,259
            9,281  Watson Pharmaceuticals, Inc.(1)                         272,026
           50,200  Wyeth                                                 2,464,820
                                                                    --------------
                                                                        57,145,268
                                                                    --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
        1,060,000  Agile Property Holdings Ltd. ORD                      2,112,467
           75,583  DLF Ltd. ORD                                          1,804,240
           50,527  LPS Brasil - Consultoria de Imoveis SA ORD(1)           784,476
        1,224,600  Robinsons Land Corp. ORD                                529,942
           53,000  Sumitomo Realty & Development Co. Ltd. ORD            1,609,998
                                                                    --------------
                                                                         6,841,123
                                                                    --------------
ROAD & RAIL -- 0.2%
            8,450  Burlington Northern Santa Fe Corp.                      705,744
           10,251  CSX Corp.                                               430,542
               80  East Japan Railway Co. ORD                              661,624
           46,500  Heartland Express, Inc.(2)                              675,645
            9,774  Norfolk Southern Corp.                                  500,527
            6,534  Union Pacific Corp.                                     824,198
                                                                    --------------
                                                                         3,798,280
                                                                    --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.6%
          120,500  Applied Materials, Inc.                               2,269,015
            2,548  ASM International N.V.(2)                                59,496
           15,020  ASML Holding N.V. ORD                                   521,329
          463,913  Intel Corp.                                          12,098,852
           52,900  Intersil Corp. Cl A                                   1,319,326
           58,700  MEMC Electronic Materials Inc.(1)                     4,553,946
           48,100  Microsemi Corp.(1)                                    1,100,528
          144,195  NVIDIA Corp.(1)                                       4,547,910
           51,500  OmniVision Technologies, Inc.(1)(2)                     958,930
           29,500  PMC-Sierra, Inc.(1)                                     207,090
            2,854  Samsung Electronics ORD                               1,748,291
           49,900  Semtech Corp.(1)                                        761,474
           19,200  Silicon Laboratories Inc.(1)                            713,088
           27,539  Texas Instruments Inc.                                  869,406
                                                                    --------------
                                                                        31,728,681
                                                                    --------------

Shares/Principal Amount                                                      Value

SOFTWARE -- 2.1%
           76,000  Activision, Inc.(1)                                 $ 1,683,400
          108,332  Adobe Systems Inc.(1)                                 4,565,110
           33,400  Electronic Arts Inc.(1)                               1,876,746
          448,169  Microsoft Corporation                                15,058,479
            8,200  MicroStrategy Inc. Cl A(1)                              826,970
           16,000  Nintendo Co., Ltd. ORD                                9,832,168
          284,307  Oracle Corp.(1)                                       5,737,315
           15,930  SAP AG ORD                                              812,051
           19,387  Totvs SA ORD                                            658,101
           17,683  VMware, Inc. Cl A(1)(2)                               1,615,696
                                                                    --------------
                                                                        42,666,036
                                                                    --------------
SPECIALTY RETAIL -- 1.9%
           32,000  Aeropostale Inc.(1)                                     817,600
           32,397  AutoZone, Inc.(1)                                     3,616,477
           26,900  Best Buy Co., Inc.                                    1,373,245
           32,954  Dufry South America Ltd. BDR(1)                         949,009
          140,100  Esprit Holdings Ltd. ORD                              2,114,820
          141,903  GameStop Corp. Cl A(1)                                8,152,327
           60,700  Gap, Inc. (The)                                       1,238,280
           53,200  Guess?, Inc.                                          2,496,676
           36,600  Home Depot, Inc. (The)                                1,045,296
           38,840  Inditex SA ORD                                        2,697,584
           14,614  J. Crew Group Inc.(1)                                   702,203
           54,200  Lowe's Companies, Inc.                                1,323,022
           76,224  RadioShack Corp.                                      1,410,144
           51,100  Staples, Inc.                                         1,211,070
          208,976  TJX Companies, Inc. (The)                             6,131,356
           33,500  Urban Outfitters Inc.(1)                                877,700
           15,220  Yamada Denki Co. Ltd. ORD                             1,762,930
                                                                    --------------
                                                                        37,919,739
                                                                    --------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
          199,433  Burberry Group plc ORD                                2,360,368
           20,560  Compagnie Financiere Richemont SA Cl A ORD            1,413,404
           22,500  Crocs, Inc.(1)(2)                                       878,175
           13,900  VF Corp.                                              1,039,581
                                                                    --------------
                                                                         5,691,528
                                                                    --------------
THRIFTS & MORTGAGE FINANCE -- 0.4%
           17,700  Countrywide Financial Corp.(2)                          191,514
          138,100  Freddie Mac                                           4,843,166
           23,730  Housing Development Finance Corp. Ltd. ORD            1,677,155
           28,800  MGIC Investment Corp.(2)                                677,376
           80,161  Washington Mutual, Inc.                               1,563,140
                                                                    --------------
                                                                         8,952,351
                                                                    --------------

------

Strategic Allocation: Moderate

Shares/Principal Amount                                                      Value

TOBACCO -- 0.3%
           46,683  Altria Group Inc.                                   $ 3,620,733
              140  Japan Tobacco Inc. ORD                                  792,740
           27,762  UST Inc.                                              1,607,420
                                                                    --------------
                                                                         6,020,893
                                                                    --------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
          206,000  Marubeni Corp. ORD                                    1,581,202
                                                                    --------------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
            2,242  Cintra Concesiones de Infraestructuras de
                   Transporte SA Entitlement Shares ORD                     35,804
           63,750  Cintra Concesiones de Infraestructuras de
                   Transporte SA ORD(2)                                  1,019,171
           17,685  Grupo Aeroportuario del Pacifico, SAB de CV
                   ADR                                                     812,272
              605  Mundra Port and Special Economic Zone Ltd.
                   ORD(1)                                                   14,130
                                                                    --------------
                                                                         1,881,377
                                                                    --------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.6%
           77,930  America Movil, SAB de CV ADR                          4,805,164
           38,800  American Tower Corp. Cl A(1)                          1,766,952
           57,640  Bharti Airtel Ltd. ORD(1)                             1,369,506
           26,487  China Mobile Ltd. ADR(2)                              2,427,798
            5,800  Millicom International Cellular SA(1)                   691,824
           15,299  Mobile TeleSystems ADR                                1,387,619
           54,880  MTN Group Ltd. ORD                                    1,105,448
           98,096  NII Holdings, Inc.(1)                                 5,410,975
              650  NTT DoCoMo, Inc. ORD                                  1,031,535
           53,579  Reliance Communication Ventures Ltd. ORD                914,434
            2,489  Rogers Communications Inc. Cl B                         104,190
           50,830  Rogers Communications Inc. Cl B ORD                   2,112,917
          120,513  SBA Communications Corp. Cl A(1)                      4,512,007
           94,800  Sprint Nextel Corp.                                   1,471,296
            3,136  United States Cellular Corp.(1)                         257,152
          669,940  Vodafone Group plc ORD                                2,507,997
                                                                    --------------
                                                                        31,876,814
                                                                    --------------
TOTAL COMMON STOCKS
(Cost $979,990,980)                                                  1,244,405,849
                                                                    --------------

Preferred Stocks -- 0.1%

HOUSEHOLD PRODUCTS -- 0.1%
           23,760  Henkel KGaA ORD(2)
(Cost $1,264,795)                                                        1,311,987
                                                                    --------------

Shares/Principal Amount                                                      Value

U.S. Treasury Securities -- 9.1%

      $ 4,670,000  U.S. Treasury Bonds, 8.125%, 8/15/19(2)             $ 6,342,444
        2,535,000  U.S. Treasury Bonds, 8.125%, 8/15/21(2)               3,521,275
        9,380,000  U.S. Treasury Bonds, 7.125%, 2/15/23(2)(5)           12,224,054
       19,910,000  U.S. Treasury Bonds, 6.125%, 11/15/27(2)(5)          24,297,985
        1,479,000  U.S. Treasury Bonds, 6.25%, 5/15/30(2)                1,861,923
        2,100,000  U.S. Treasury Bonds, 4.75%, 2/15/37(2)                2,217,961
        6,164,100  U.S. Treasury Inflation Indexed Notes, 2.00%,
                   4/15/12(2)                                            6,386,106
       21,242,000  U.S. Treasury Notes, 4.625%, 10/31/11(2)(5)          22,284,196
       14,172,000  U.S. Treasury Notes, 4.875%, 6/30/12(2)(5)           15,042,260
       45,000,000  U.S. Treasury Notes, 4.125%, 8/31/12(2)(5)           46,360,574
        5,050,000  U.S. Treasury Notes, 4.25%, 8/15/14(2)                5,220,443
       17,000,000  U.S. Treasury Notes, 4.50%, 11/15/15(2)(5)           17,747,745
        4,826,000  U.S. Treasury Notes, 4.625%, 2/15/17(2)               5,068,058
        4,470,000  U.S. Treasury Notes, 4.50%, 5/15/17(2)                4,655,089
       11,375,000  U.S. Treasury Notes, 4.75%, 8/15/17(2)(5)            12,074,392
                                                                    --------------
TOTAL U.S. TREASURY SECURITIES
(Cost $176,441,930)                                                    185,304,505
                                                                    --------------

U.S. Government Agency Mortgage-Backed Securities(4) -- 9.1%

            6,268  FHLMC, 6.50%, 12/1/12(5)                                  6,476
           50,002  FHLMC, 7.00%, 6/1/14                                     52,114
          191,280  FHLMC, 6.50%, 6/1/16                                    197,502
          233,586  FHLMC, 6.50%, 6/1/16                                    241,185
        3,216,872  FHLMC, 4.50%, 1/1/19(5)                               3,171,829
           80,241  FHLMC, 5.00%, 10/1/19                                    80,336
          476,188  FHLMC, 5.00%, 11/1/19                                   476,752
            9,182  FHLMC, 5.50%, 11/1/19                                     9,299
           11,865  FHLMC, 5.50%, 11/1/19                                    12,016
           12,948  FHLMC, 5.50%, 11/1/19                                    13,113
           13,150  FHLMC, 5.50%, 11/1/19                                    13,318
           17,977  FHLMC, 5.50%, 11/1/19                                    18,206
           11,661  FHLMC, 5.50%, 12/1/19                                    11,810
            8,419  FHLMC, 5.00%, 2/1/20                                      8,415
           19,343  FHLMC, 5.00%, 2/1/20                                     19,335

------

Strategic Allocation: Moderate

Shares/Principal Amount                                                      Value

         $ 19,938  FHLMC, 5.50%, 3/1/20                                    $20,161
           24,294  FHLMC, 5.50%, 3/1/20                                     24,567
           46,979  FHLMC, 5.50%, 3/1/20                                     47,506
           10,281  FHLMC, 5.00%, 5/1/20                                     10,277
           28,728  FHLMC, 5.00%, 5/1/20                                     28,715
           57,517  FHLMC, 5.00%, 5/1/20                                     57,491
          336,144  FHLMC, 4.50%, 7/1/20                                    330,620
          102,054  FHLMC, 4.00%, 10/1/20                                    97,940
       12,861,860  FHLMC, 5.00%, 4/1/21(5)                              12,856,137
            2,703  FHLMC, 8.00%, 6/1/26                                      2,892
            3,046  FHLMC, 8.00%, 6/1/26                                      3,259
           13,705  FHLMC, 8.00%, 6/1/26                                     14,664
            1,752  FHLMC, 8.00%, 7/1/26                                      1,875
           10,380  FHLMC, 7.00%, 8/1/29                                     10,906
           39,485  FHLMC, 7.50%, 8/1/29                                     42,246
           62,383  FHLMC, 8.00%, 7/1/30                                     66,829
          101,456  FHLMC, 6.50%, 6/1/31                                    104,920
        1,503,291  FHLMC, 5.50%, 12/1/33(5)                              1,507,485
           53,215  FHLMC, 6.50%, 5/1/34                                     54,847
          168,189  FHLMC, 5.50%, 6/1/35                                    168,357
           95,820  FHLMC, 5.00%, 9/1/35                                     94,147
          144,812  FHLMC, 5.00%, 9/1/35                                    142,283
          113,760  FHLMC, 5.50%, 10/1/35                                   113,873
          382,651  FHLMC, 5.50%, 10/1/35                                   383,033
          646,511  FHLMC, 5.00%, 11/1/35                                   635,223
          771,858  FHLMC, 5.00%, 11/1/35                                   758,382
           31,395  FHLMC, 6.50%, 3/1/36                                     32,292
           54,120  FHLMC, 6.50%, 3/1/36                                     55,666
          616,375  FHLMC, 6.50%, 7/1/47                                    626,157
       43,755,552  FNMA, 6.00%, settlement date 1/14/08(6)              44,473,407
       14,682,000  FNMA, 6.50%, settlement date 1/14/08(6)              15,097,222
           35,343  FNMA, 6.00%, 5/1/11                                      35,892
           43,265  FNMA, 6.50%, 3/1/12                                      44,775
            1,676  FNMA, 6.50%, 4/1/12                                       1,735
            5,506  FNMA, 6.50%, 4/1/12                                       5,698
           14,612  FNMA, 6.50%, 4/1/12                                      15,122
           37,891  FNMA, 6.50%, 4/1/12                                      39,214
           57,090  FNMA, 6.00%, 12/1/13                                     58,456
          119,226  FNMA, 5.32%, 4/1/14                                     122,492
          161,538  FNMA, 6.00%, 4/1/14                                     165,405
           46,835  FNMA, 7.50%, 6/1/15                                      48,760
          182,412  FNMA, 5.17%, 1/1/16                                     185,840
        3,981,882  FNMA, 4.50%, 5/1/19(5)                                3,924,778
           34,271  FNMA, 4.00%, 6/1/19                                      32,993
          336,243  FNMA, 4.50%, 6/1/19                                     331,421
           36,530  FNMA, 4.50%, 12/1/19                                     36,006
           59,197  FNMA, 5.00%, 3/1/20                                      59,204

Shares/Principal Amount                                                      Value

         $ 60,864  FNMA, 5.00%, 3/1/20                                     $60,977
           48,074  FNMA, 5.00%, 4/1/20                                      48,080
           14,749  FNMA, 5.00%, 5/1/20                                      14,751
           67,655  FNMA, 5.00%, 5/1/20                                      67,662
          262,315  FNMA, 5.00%, 7/1/20                                     262,344
            6,107  FNMA, 7.00%, 5/1/26                                       6,424
            8,614  FNMA, 7.00%, 6/1/26                                       9,061
           21,937  FNMA, 7.50%, 3/1/27                                      23,473
           55,020  FNMA, 6.50%, 4/1/29                                      57,029
           45,662  FNMA, 6.50%, 6/1/29                                      47,329
          105,292  FNMA, 6.50%, 6/1/29                                     109,136
           29,381  FNMA, 7.00%, 7/1/29                                      30,915
           31,148  FNMA, 7.00%, 7/1/29                                      32,771
          128,436  FNMA, 6.50%, 8/1/29                                     133,125
           66,622  FNMA, 7.00%, 3/1/30                                      70,100
           41,189  FNMA, 8.00%, 7/1/30                                      43,987
           37,699  FNMA, 7.50%, 9/1/30                                      40,245
          281,157  FNMA, 6.50%, 9/1/31                                     291,324
          136,323  FNMA, 7.00%, 9/1/31                                     143,331
          115,086  FNMA, 6.50%, 1/1/32                                     119,045
          827,395  FNMA, 7.00%, 6/1/32                                     869,058
          398,422  FNMA, 6.50%, 10/1/32                                    411,985
        1,268,362  FNMA, 5.50%, 6/1/33                                   1,273,888
       11,996,489  FNMA, 5.50%, 7/1/33(5)                               12,048,899
        3,174,883  FNMA, 5.50%, 8/1/33(5)                                3,188,716
       20,011,060  FNMA, 5.00%, 11/1/33(5)                              19,660,847
        5,438,265  FNMA, 5.50%, 1/1/34(5)                                5,461,959
          278,217  FNMA, 5.50%, 9/1/34                                     279,191
          277,174  FNMA, 5.50%, 10/1/34                                    278,144
          526,513  FNMA, 6.00%, 10/1/34                                    536,089
        1,045,516  FNMA, 5.00%, 11/1/34(5)                               1,026,697
           14,300  FNMA, 5.50%, 3/1/35                                      14,335
           19,269  FNMA, 5.50%, 3/1/35                                      19,317
           29,829  FNMA, 5.50%, 3/1/35                                      29,902
           97,906  FNMA, 5.50%, 3/1/35                                      98,146
          113,598  FNMA, 5.50%, 3/1/35                                     113,877
          136,334  FNMA, 5.00%, 4/1/35                                     133,772
           13,213  FNMA, 6.00%, 5/1/35                                      13,438
          110,354  FNMA, 6.00%, 5/1/35                                     112,233
            3,195  FNMA, 6.00%, 6/1/35                                       3,249
           55,458  FNMA, 6.00%, 6/1/35                                      56,403
          211,564  FNMA, 6.00%, 6/1/35                                     215,166
          481,748  FNMA, 5.00%, 7/1/35                                     472,696
           84,414  FNMA, 5.50%, 7/1/35                                      84,622
           26,065  FNMA, 6.00%, 7/1/35                                      26,509
          226,744  FNMA, 6.00%, 7/1/35                                     230,605
          311,314  FNMA, 6.00%, 7/1/35                                     316,614
       10,675,525  FNMA, 5.00%, 8/1/35(5)                               10,474,921
           62,230  FNMA, 5.50%, 8/1/35                                      62,383

------

Strategic Allocation: Moderate

Shares/Principal Amount                                                      Value

         $ 51,050  FNMA, 6.00%, 8/1/35                                     $51,920
        7,543,139  FNMA, 4.50%, 9/1/35(5)                                7,178,978
            3,866  FNMA, 5.50%, 9/1/35                                       3,876
           10,008  FNMA, 5.50%, 9/1/35                                      10,033
           73,292  FNMA, 5.50%, 9/1/35                                      73,472
          234,774  FNMA, 5.50%, 9/1/35                                     235,350
          450,523  FNMA, 5.50%, 9/1/35                                     451,629
           69,515  FNMA, 5.00%, 10/1/35                                     68,209
          170,991  FNMA, 6.00%, 10/1/35                                    173,902
        1,402,949  FNMA, 5.50%, 10/1/35(5)                               1,406,395
          600,020  FNMA, 5.50%, 11/1/35                                    601,494
          295,556  FNMA, 6.00%, 11/1/35                                    300,588
           20,151  FNMA, 6.50%, 11/1/35                                     20,749
           43,346  FNMA, 6.50%, 11/1/35                                     44,631
          149,835  FNMA, 6.50%, 12/1/35                                    154,280
        5,123,493  FNMA, 5.50%, 4/1/36(5)                                5,136,076
           85,604  FNMA, 6.50%, 4/1/36                                      88,070
          549,477  FNMA, 6.00%, 8/1/36                                     558,644
        1,467,710  FNMA, 5.00%, 10/1/36                                  1,439,254
        3,160,176  FNMA, 5.00%, 10/1/36                                  3,098,907
          303,686  FNMA, 6.00%, 5/1/37                                     308,734
          128,077  FNMA, 6.00%, 7/1/37                                     130,206
          283,229  FNMA, 6.50%, 8/1/37                                     289,647
        2,454,405  FNMA, 6.50%, 8/1/37                                   2,510,017
        5,400,418  FNMA, 6.50%, 8/1/37                                   5,522,782
          299,832  FNMA, 6.50%, 6/1/47                                     304,377
          789,649  FNMA, 6.50%, 8/1/47                                     801,617
        1,110,038  FNMA, 6.50%, 8/1/47(5)                                1,132,412
          137,377  FNMA, 6.50%, 9/1/47                                     140,146
        1,001,075  FNMA, 6.50%, 9/1/47                                   1,021,253
        1,010,432  FNMA, 6.50%, 9/1/47(5)                                1,030,799
        1,243,383  FNMA, 6.50%, 9/1/47(5)                                1,268,445
        1,731,769  FNMA, 6.50%, 9/1/47(5)                                1,766,674
            3,499  GNMA, 9.00%, 4/20/25                                      3,791
            6,315  GNMA, 7.50%, 10/15/25                                     6,743
            3,378  GNMA, 6.00%, 4/15/26                                      3,480
            4,200  GNMA, 6.00%, 4/15/26                                      4,327
            5,302  GNMA, 7.50%, 6/15/26                                      5,661
           42,442  GNMA, 7.00%, 12/15/27                                    45,060
           50,956  GNMA, 7.50%, 12/15/27                                    54,406
           39,727  GNMA, 6.50%, 1/15/28                                     41,380
           57,038  GNMA, 6.50%, 3/15/28                                     59,411
           99,081  GNMA, 6.00%, 5/15/28                                    102,005
           65,391  GNMA, 6.00%, 5/15/28                                     67,321
            1,697  GNMA, 6.50%, 5/15/28                                      1,767
            1,726  GNMA, 6.50%, 5/15/28                                      1,798
           13,949  GNMA, 6.50%, 5/15/28                                     14,529
          132,494  GNMA, 7.00%, 5/15/31                                    140,439

Shares/Principal Amount                                                      Value

         $ 76,451  GNMA, 5.50%, 4/15/32                                    $77,632
          823,078  GNMA, 5.50%, 11/15/32                                   835,790
                                                                    --------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $183,718,867)                                                    185,216,752
                                                                    --------------

Corporate Bonds -- 7.0%

AEROSPACE & DEFENSE -- 0.2%
           30,000  Alliant Techsystems Inc., 6.75%, 4/1/16                  29,850
           37,000  DRS Technologies, Inc., 6.625%, 2/1/16                   36,630
          418,000  DRS Technologies, Inc., 7.625%, 2/1/18                  427,405
          658,000  Honeywell International Inc., 5.30%, 3/15/17            662,980
           50,000  L-3 Communications Corp., 7.625%, 6/15/12                51,563
          375,000  L-3 Communications Corp., 6.125%, 7/15/13               369,375
          250,000  L-3 Communications Corp., 6.375%, 10/15/15              248,750
          850,000  Lockheed Martin Corp., 6.15%, 9/1/36                    880,953
        1,190,000  United Technologies Corp., 4.375%, 5/1/10             1,194,357
        1,022,000  United Technologies Corp., 6.05%, 6/1/36              1,068,389
                                                                    --------------
                                                                         4,970,252
                                                                    --------------
AUTOMOBILES -- 0.1%
          790,000  DaimlerChrysler N.A. Holding Corp., 6.50%,
                   11/15/13                                                839,032
          250,000  Ford Motor Co., 7.45%, 7/16/31                          190,000
          475,000  General Motors Corp., 8.375%, 7/15/33(2)                396,625
                                                                    --------------
                                                                         1,425,657
                                                                    --------------
BEVERAGES -- 0.2%
        1,320,000  Coca-Cola Company (The), 5.35%, 11/15/17(5)           1,346,936
          947,000  Miller Brewing Co., 4.25%, 8/15/08 (Acquired
                   8/6/03-1/6/04, Cost $949,588)(7)                        941,107
          600,000  PepsiCo, Inc., 4.65%, 2/15/13                           600,413
        1,470,000  SABMiller plc, 6.20%, 7/1/11 (Acquired
                   6/27/06, Cost $1,468,956)(5)(7)                       1,540,266
                                                                    --------------
                                                                         4,428,722
                                                                    --------------
CAPITAL MARKETS -- 0.1%
          744,000  Merrill Lynch & Co., Inc., 4.25%, 2/8/10                730,613

------

Strategic Allocation: Moderate

Shares/Principal Amount                                                      Value

      $ 1,370,000  Merrill Lynch & Co., Inc., 4.79%, 8/4/10(5)         $ 1,361,520
                                                                    --------------
                                                                         2,092,133
                                                                    --------------
CHEMICALS -- 0.1%
          250,000  Hexion US Finance Corp./Hexion Nova Scotia
                   Finance ULC, 9.75%, 11/15/14                            270,000
          375,000  Ineos Group Holdings plc, 8.50%, 2/15/16
                   (Acquired 5/14/07, Cost $378,750)(2)(7)                 339,375
          200,000  Lyondell Chemical Co., 8.25%, 9/15/16                   235,500
          530,000  Rohm and Haas Co., 5.60%, 3/15/13                       552,132
                                                                    --------------
                                                                         1,397,007
                                                                    --------------
COMMERCIAL BANKS -- 0.2%
        1,010,000  PNC Bank N.A., 4.875%, 9/21/17                          942,773
          738,000  PNC Funding Corp., 5.125%, 12/14/10                     751,759
          839,000  Wachovia Bank N.A., 4.80%, 11/1/14                      799,528
        1,312,000  Wachovia Bank N.A., 4.875%, 2/1/15                    1,251,245
        1,161,000  Wells Fargo & Co., 4.625%, 8/9/10                     1,169,591
                                                                    --------------
                                                                         4,914,896
                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 0.1%
          470,000  Allied Waste North America, Inc., 6.375%,
                   4/15/11                                                 466,475
          150,000  Allied Waste North America, Inc., 7.875%,
                   4/15/13                                                 154,875
           96,000  Allied Waste North America, Inc., 7.25%,
                   3/15/15                                                  96,000
          600,000  Cenveo Corp., 7.875%, 12/1/13                           537,000
          596,000  Corrections Corp. of America, 6.25%, 3/15/13            591,530
           14,000  Corrections Corp. of America, 6.75%, 1/31/14             14,123
          350,000  Deluxe Corp., 7.375%, 6/1/15                            349,125
          510,000  Pitney Bowes, Inc., 5.75%, 9/15/17                      527,089
                                                                    --------------
                                                                         2,736,217
                                                                    --------------
COMMUNICATIONS EQUIPMENT(3)
          500,000  Nordic Telephone Co. Holdings ApS, 8.875%,
                   5/1/16 (Acquired 5/5/06, Cost $521,875)(7)              510,000
                                                                    --------------
CONSUMER FINANCE -- 0.1%
          570,000  American Express Centurion Bank, 4.375%,
                   7/30/09                                                 571,475

Shares/Principal Amount                                                      Value

      $ 1,700,000  American Express Centurion Bank, 5.55%,
                   10/17/12(5)                                         $ 1,719,555
                                                                    --------------
                                                                         2,291,030
                                                                    --------------
CONTAINERS & PACKAGING -- 0.1%
          450,000  Ball Corp., 6.875%, 12/15/12                            460,125
          250,000  Graham Packaging Co. Inc., 8.50%, 10/15/12              234,375
          477,000  Graham Packaging Co. Inc., 9.875%, 10/15/14             440,033
           30,000  Graphic Packaging International Corp., 9.50%,
                   8/15/13                                                  29,850
          300,000  Smurfit-Stone Container Enterprises, Inc.,
                   8.00%, 3/15/17                                          289,500
                                                                    --------------
                                                                         1,453,883
                                                                    --------------
DIVERSIFIED(3)
        1,000,000  Dow Jones CDX N.A. High Yield Secured Note,
                   Series 8-T1, 7.625%, 6/29/12 (Acquired
                   4/11/07, Cost $983,750)(2)(7)                           972,500
                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES -- 0.6%
        1,865,000  Bank of America Corp., 4.375%, 12/1/10(5)             1,864,392
          944,000  Bank of America N.A., 5.30%, 3/15/17                    917,290
          820,000  Bank of America N.A., 6.00%, 10/15/36                   784,774
          627,000  Citigroup Inc., 6.125%, 8/25/36                         594,566
          300,000  Ford Motor Credit Co., 6.625%, 6/16/08                  295,067
          450,000  Ford Motor Credit Co., 7.375%, 10/28/09                 426,242
          450,000  Ford Motor Credit Co., 7.25%, 10/25/11                  406,570
          760,000  General Electric Capital Corp., 6.125%,
                   2/22/11                                                 802,680
        1,020,000  General Electric Capital Corp., 5.625%,
                   9/15/17(5)                                            1,054,669
          440,000  General Motors Acceptance Corp., 6.875%,
                   9/15/11                                                 384,735
          300,000  General Motors Acceptance Corp., 6.75%,
                   12/1/14                                                 247,116
        1,161,000  John Deere Capital Corp., 4.50%, 8/25/08(5)           1,156,069
        1,198,000  John Deere Capital Corp., 5.50%, 4/13/17(5)           1,225,982
        1,020,000  Pricoa Global Funding I, 5.40%, 10/18/12
                   (Acquired 10/11/07, Cost $1,017,970)(5)(7)            1,061,320
                                                                    --------------
                                                                        11,221,472
                                                                    --------------

------

Strategic Allocation: Moderate

Shares/Principal Amount                                                      Value

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
      $ 1,162,000  AT&T Corp., 7.30%, 11/15/11(5)                      $ 1,263,483
          800,000  AT&T Inc., 6.80%, 5/15/36                               877,106
          130,000  BellSouth Corp., 6.875%, 10/15/31                       139,942
          325,000  Citizens Communications Co., 6.25%, 1/15/13             315,656
          492,000  Embarq Corp., 7.08%, 6/1/16                             513,938
          150,000  Intelsat Bermuda Ltd., 9.25%, 6/15/16                   153,563
          312,000  Intelsat Subsidiary Holding Co. Ltd., 8.25%,
                   1/15/13                                                 316,680
          475,000  Intelsat Subsidiary Holding Co. Ltd., 8.625%,
                   1/15/15                                                 480,938
          500,000  MetroPCS Wireless, Inc., 9.25%, 11/1/14                 476,250
          675,000  Qwest Communications International Inc.,
                   7.50%, 2/15/14                                          673,313
          745,000  Qwest Corp., 7.875%, 9/1/11                             772,938
          270,000  Qwest Corp., 7.50%, 10/1/14                             274,725
        1,250,000  Telecom Italia Capital SA, 4.00%, 1/15/10(5)          1,230,860
          520,000  Telecom Italia Capital SA, 5.25%, 10/1/15               507,175
          660,000  Telefonica Emisiones SAU, 7.05%, 6/20/36                735,804
          684,000  Verizon Communications Inc., 5.55%, 2/15/16             690,977
          486,000  Verizon Communications Inc., 6.25%, 4/1/37              512,136
                                                                    --------------
                                                                         9,935,484
                                                                    --------------
ELECTRIC UTILITIES -- 0.3%
        1,117,000  Carolina Power & Light Co., 5.15%, 4/1/15(5)          1,117,389
          543,000  Carolina Power & Light Co., 5.25%, 12/15/15             546,773
          902,000  Cleveland Electric Illuminating Co. (The),
                   5.70%, 4/1/17                                           889,564
          225,000  Energy Future Holdings Corp., 10.875%,
                   11/1/17 (Acquired 10/24/07, Cost $228,375)(7)           221,625
          599,000  Florida Power Corp., 4.50%, 6/1/10                      604,062
          510,000  Florida Power Corp., 6.35%, 9/15/37                     546,987
          350,000  Reliant Energy, Inc., 7.625%, 6/15/14                   339,500
          776,000  Southern California Edison Co., 5.625%, 2/1/36          748,551
           40,000  TECO Energy, Inc., 6.75%, 5/1/15                         41,468

Shares/Principal Amount                                                      Value

        $ 420,000  Toledo Edison Co., 6.15%, 5/15/37                      $389,291
                                                                    --------------
                                                                         5,445,210
                                                                    --------------
ELECTRICAL EQUIPMENT(3)
          760,000  Rockwell Automation, Inc., 6.25%, 12/1/37               756,430
                                                                    --------------
FOOD & STAPLES RETAILING -- 0.2%
          780,000  CVS Caremark Corp., 5.75%, 6/1/17                       785,947
          350,000  SUPERVALU INC., 7.50%, 11/15/14                         363,125
        1,009,000  Wal-Mart Stores, Inc., 4.125%, 7/1/10                 1,014,237
        1,054,000  Wal-Mart Stores, Inc., 5.875%, 4/5/27                 1,025,438
          810,000  Wal-Mart Stores, Inc., 6.50%, 8/15/37                   833,216
                                                                    --------------
                                                                         4,021,963
                                                                    --------------
FOOD PRODUCTS -- 0.3%
        1,560,000  Cadbury Schweppes U.S. Finance LLC, 3.875%,
                   10/1/08 (Acquired 6/14/05-10/17/06, Cost
                   $1,522,443)(5)(7)                                     1,547,420
        1,360,000  General Mills Inc., 5.65%, 9/10/12(5)                 1,403,602
          520,000  Kellogg Co., 6.60%, 4/1/11                              553,766
          760,000  Kellogg Co., 5.125%, 12/3/12                            766,607
          810,000  Kraft Foods Inc., 6.00%, 2/11/13                        840,411
          350,000  Smithfield Foods Inc., 7.75%, 7/1/17                    341,250
                                                                    --------------
                                                                         5,453,056
                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
          275,000  Bausch & Lomb Inc., 9.875%, 11/1/15 (Acquired
                   10/16/07, Cost $281,875)(7)                             279,125
        1,160,000  Baxter Finco BV, 4.75%, 10/15/10(5)                   1,170,774
        1,130,000  Baxter International Inc., 5.90%, 9/1/16(5)           1,177,228
          200,000  LVB Acquisition Merger Sub, Inc., 10.00%,
                   10/15/17 (Acquired 10/5/07, Cost $205,500)(7)           203,250
                                                                    --------------
                                                                         2,830,377
                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- 0.1%
          150,000  Community Health Systems Inc., 8.875%, 7/15/15          152,250
           25,000  Fresenius Medical Care Capital Trust II,
                   7.875%, 2/1/08                                           25,063

------

Strategic Allocation: Moderate

Shares/Principal Amount                                                      Value

         $ 25,000  Fresenius Medical Care Capital Trust IV,
                   7.875%, 6/15/11                                         $25,938
          125,000  HCA Inc., 9.25%, 11/15/16                               129,688
          755,000  Laboratory Corp. of America Holdings, 5.625%,
                   12/15/15                                                748,744
          250,000  Omnicare Inc., 6.125%, 6/1/13                           226,249
          125,000  Omnicare Inc., 6.875%, 12/15/15                         115,625
          200,000  Sun Healthcare Group, Inc., 9.125%, 4/15/15             201,500
                                                                    --------------
                                                                         1,625,057
                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- 0.3%
           30,000  American Real Estate Partners L.P./American
                   Real Estate Finance Corp., 7.125%, 2/15/13               28,200
          238,569  Eldorado Casino Shreveport, 10.00%, 8/1/12              239,762
          400,000  Majestic Star Casino LLC/Majestic Star Casino
                   Capital Corp., 9.50%, 10/15/10                          387,000
           46,000  Mandalay Resort Group, 9.375%, 2/15/10                   47,725
           75,000  Mandalay Resort Group, 6.375%, 12/15/11                  73,875
          530,000  McDonald's Corp., 6.30%, 10/15/37                       551,544
          565,000  MGM Mirage, 8.50%, 9/15/10                              589,013
          350,000  MGM Mirage, 6.75%, 9/1/12                               340,813
          300,000  Penn National Gaming, Inc., 6.875%, 12/1/11             300,750
        1,280,000  Royal Caribbean Cruises Ltd., 7.00%,
                   6/15/13(5)                                            1,279,726
          350,000  Royal Caribbean Cruises Ltd., 6.875%, 12/1/13           345,211
          275,000  Six Flags Inc., 8.875%, 2/1/10                          227,563
          350,000  Six Flags Inc., 9.75%, 4/15/13(2)                       257,250
          250,000  Station Casinos Inc., 6.875%, 3/1/16                    200,313
          375,000  Station Casinos Inc., 7.75%, 8/15/16                    354,375
          300,000  Tropicana Entertainment, LLC/Tropicana
                   Finance Corp., 9.625%, 12/15/14                         210,000
        1,060,000  Yum! Brands, Inc., 6.875%, 11/15/37                   1,038,711
                                                                    --------------
                                                                         6,471,831
                                                                    --------------
HOUSEHOLD DURABLES(3)
           70,000  D.R. Horton, Inc., 5.625%, 9/15/14                       59,243
          500,000  KB Home, 6.375%, 8/15/11                                462,499

Shares/Principal Amount                                                      Value

        $ 175,000  Sealy Mattress Co., 8.25%, 6/15/14                     $172,813
           95,000  Simmons Co., VRN, 0.00%, 12/15/09(8)                     75,525
           85,000  Standard Pacific Corp., 6.50%, 8/15/10                   58,225
          275,000  Standard Pacific Corp., 9.25%, 4/15/12(2)                97,625
                                                                    --------------
                                                                           925,930
                                                                    --------------
HOUSEHOLD PRODUCTS(3)
          540,000  Kimberly-Clark Corp., 6.125%, 8/1/17                    577,286
          420,000  Procter & Gamble Co. (The), 5.55%, 3/5/37               420,868
                                                                    --------------
                                                                           998,154
                                                                    --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS(3)
          325,000  AES Corp. (The), 8.00%, 10/15/17 (Acquired
                   10/10/07, Cost $329,063)(7)                             325,000
                                                                    --------------
INDUSTRIAL CONGLOMERATES -- 0.2%
        2,719,000  General Electric Co., 5.00%, 2/1/13(5)                2,758,292
          530,000  General Electric Co., 5.25%, 12/6/17                    526,132
                                                                    --------------
                                                                         3,284,424
                                                                    --------------
INSURANCE -- 0.3%
        1,070,000  Allstate Financial Global Funding, 4.25%,
                   9/10/08 (Acquired 9/3/03,Cost
                   $1,067,903)(5)(7)                                     1,065,278
          400,000  Fairfax Financial Holdings Ltd., 7.75%,
                   6/15/17(2)                                              390,000
          952,000  Hartford Financial Services Group Inc. (The),
                   5.375%, 3/15/17                                         933,119
        1,000,000  Lincoln National Corp., 6.30%, 10/9/37                  988,622
          760,000  Prudential Financial, Inc., 6.00%, 12/1/17              753,529
          600,000  Prudential Financial, Inc., 5.40%, 6/13/35              522,448
          540,000  Travelers Companies, Inc. (The), 6.25%,
                   6/15/37                                                 537,460
                                                                    --------------
                                                                         5,190,456
                                                                    --------------
IT SERVICES -- 0.1%
        1,050,000  International Business Machines Corp., 5.70%,
                   9/14/17(5)                                            1,082,029
          490,000  SunGard Data Systems Inc., 9.125%, 8/15/13              501,025
          325,000  SunGard Data Systems Inc., 10.25%, 8/15/15              336,375
                                                                    --------------
                                                                         1,919,429
                                                                    --------------

------

Strategic Allocation: Moderate

Shares/Principal Amount                                                      Value

LEISURE FACILITIES(3)
         $ 44,000  Universal City Development Partners, 11.75%,
                   4/1/10                                                  $45,650
           25,000  Universal City Florida Holding Co.
                   I/Universal City Florida Holdings Co.II,
                   8.375%, 5/1/10                                           25,125
                                                                    --------------
                                                                            70,775
                                                                    --------------
MACHINERY(3)
          540,000  Atlas Copco AB, 5.60%, 5/22/17 (Acquired
                   5/15/07, Cost $539,757)(7)                              548,187
          200,000  Rental Service Corp., 9.50%, 12/1/14                    186,500
                                                                    --------------
                                                                           734,687
                                                                    --------------
MEDIA -- 0.5%
          400,000  Cablevision Systems Corp., 8.00%, 4/15/12               383,000
          325,000  Cadmus Communications Corp., 8.375%, 6/15/14            295,750
          806,000  CCH I, LLC/CCH I Capital Corp., 11.00%,
                   10/1/15                                                 705,250
          625,000  Cinemark Inc., VRN, 0.00%, 3/15/09(8)                   584,375
        1,100,000  Comcast Corp., 5.90%, 3/15/16(5)                      1,109,698
          428,000  CSC Holdings, Inc., 8.125%, 8/15/09                     433,350
          315,000  CSC Holdings, Inc., 6.75%, 4/15/12                      296,888
          500,000  Dex Media Inc., 8.00%, 11/15/13                         480,000
          500,000  DirecTV Holdings LLC/DirecTV Financing Co.,
                   Inc., 8.375%, 3/15/13                                   521,250
          250,000  Harland Clarke Holdings Corp., 9.50%, 5/15/15           216,250
          275,000  Mediacom LLC/Mediacom Capital Corp., 9.50%,
                   1/15/13                                                 257,125
          350,000  MediaNews Group, Inc., 6.875%, 10/1/13                  229,250
          500,000  News America Holdings, 7.75%, 1/20/24                   568,419
          200,000  R.H. Donnelley Corp., 8.875%, 1/15/16                   190,000
           50,000  Rogers Cable Inc., 7.875%, 5/1/12                        55,285
        1,662,000  Rogers Cable Inc., 6.25%, 6/15/13(5)                  1,729,270
        1,580,000  Time Warner Cable Inc., 5.40%, 7/2/12(5)              1,591,373
          450,000  Time Warner Inc., 5.50%, 11/15/11                       454,105

Shares/Principal Amount                                                      Value

        $ 130,000  Time Warner Inc., 7.625%, 4/15/31                      $141,915
                                                                    --------------
                                                                        10,242,553
                                                                    --------------
METALS & MINING -- 0.1%
          325,000  Freeport-McMoRan Copper & Gold Inc., 8.25%,
                   4/1/15                                                  347,750
          350,000  Tube City IMS Corp, 9.75%, 2/1/15                       334,250
        1,040,000  Xstrata Finance Canada Ltd., 5.50%, 11/16/11
                   (Acquired 11/8/06-11/17/06, Cost
                   $1,040,666)(7)                                        1,066,222
          444,000  Xstrata Finance Canada Ltd., 5.80%, 11/15/16
                   (Acquired 11/8/06, Cost $442,903)(7)                    450,382
                                                                    --------------
                                                                         2,198,604
                                                                    --------------
MULTI-UTILITIES -- 0.4%
        1,191,000  CenterPoint Energy Resources Corp., 6.50%,
                   2/1/08(5)                                             1,192,924
          530,000  CenterPoint Energy Resources Corp., 6.125%,
                   11/1/17                                                 541,085
          680,000  CenterPoint Energy Resources Corp., 6.25%,
                   2/1/37                                                  663,637
          130,000  CenterPoint Energy Transition Bond Co. II,
                   LLC, 5.17%, 8/1/19                                      129,418
        1,022,000  Consolidated Edison Co. of New York, Inc.,
                   Series 2006 C, 5.50%, 9/15/16(5)                      1,029,475
        1,100,000  Dominion Resources Inc., 4.125%, 2/15/08(5)           1,097,405
          581,000  Dominion Resources Inc., 4.75%, 12/15/10                581,170
        1,060,000  NSTAR Electric Co., 5.625%, 11/15/17(5)               1,082,791
          605,000  Pacific Gas & Electric Co., 6.05%, 3/1/34               600,763
          367,000  Pacific Gas & Electric Co., 5.80%, 3/1/37               351,881
          120,000  Puget Sound Energy, Inc., 3.36%, 6/1/08                 118,627
                                                                    --------------
                                                                         7,389,176
                                                                    --------------
MULTILINE RETAIL -- 0.1%
          395,000  Federated Retail Holdings, Inc., 5.35%,
                   3/15/12                                                 385,327
           25,000  J.C. Penney Corp., Inc., 6.875%, 10/15/15                26,473
          520,000  Kohl's Corp., 6.875%, 12/15/37                          495,705
        1,310,000  Macy's Retail Holdings, Inc., 5.875%,
                   1/15/13(5)                                            1,308,372
                                                                    --------------
                                                                         2,215,877
                                                                    --------------

------

Strategic Allocation: Moderate

Shares/Principal Amount                                                      Value

OIL, GAS & CONSUMABLE FUELS -- 0.6%
        $ 530,000  Canadian Natural Resources Ltd., 5.70%,
                   5/15/17                                                $532,553
          125,000  Chesapeake Energy Corp., 7.625%, 7/15/13                129,688
          450,000  Chesapeake Energy Corp., 7.50%, 6/15/14                 462,375
          582,000  Devon Financing Corp., ULC, 7.875%, 9/30/31             710,375
        1,767,000  Enterprise Products Operating L.P., 4.95%,
                   6/1/10(5)                                             1,781,600
          570,000  Enterprise Products Operating L.P., 6.30%,
                   9/15/17                                                 587,744
          550,000  Forest Oil Corp., 7.75%, 5/1/14                         561,000
           70,000  Kerr-McGee Corp., 6.95%, 7/1/24                          75,498
          575,000  Massey Energy Co., 6.625%, 11/15/10                     562,063
          230,000  Massey Energy Co., 6.875%, 12/15/13                     218,500
          810,000  Nexen Inc., 6.40%, 5/15/37                              800,124
          300,000  Pacific Energy Partners L.P./Pacific Energy
                   Finance Corp., 7.125%, 6/15/14                          313,125
        1,379,000  Premcor Refining Group Inc. (The), 6.125%,
                   5/1/11(5)                                             1,441,938
          275,000  Range Resources Corp., 7.375%, 7/15/13                  279,813
           75,000  Range Resources Corp., 6.375%, 3/15/15                   73,500
          350,000  Sabine Pass LNG, L.P., 7.50%, 11/30/16                  332,500
          560,000  Tesoro Corp., 6.25%, 11/1/12                            562,100
          470,000  Tesoro Corp., 6.50%, 6/1/17                             466,475
          260,000  TransCanada PipeLines Ltd., 6.20%, 10/15/37             265,953
          200,000  Williams Companies, Inc. (The), 8.125%,
                   3/15/12                                                 219,000
          450,000  Williams Companies, Inc. (The), 8.75%, 3/15/32          545,625
          770,000  XTO Energy Inc., 5.30%, 6/30/15                         767,859
          612,000  XTO Energy Inc., 6.10%, 4/1/36                          609,075
                                                                    --------------
                                                                        12,298,483
                                                                    --------------
PAPER & FOREST PRODUCTS -- 0.1%
          450,000  Boise Cascade LLC, 7.125%, 10/15/14                     437,625
          550,000  Georgia-Pacific Corp., 7.70%, 6/15/15                   537,625

Shares/Principal Amount                                                      Value

        $ 175,000  Georgia-Pacific Corp., 7.125%, 1/15/17
                   (Acquired 12/13/06, Cost $175,000)(7)                  $168,438
           36,000  Jefferson Smurfit Corp., 8.25%, 10/1/12                  35,820
          200,000  Verso Paper Holdings LLC/Verso Paper Inc.,
                   9.125%, 8/1/14                                          199,750
                                                                    --------------
                                                                         1,379,258
                                                                    --------------
PHARMACEUTICALS -- 0.3%
        1,015,000  Abbott Laboratories, 5.875%, 5/15/16(5)               1,060,251
          530,000  Abbott Laboratories, 6.15%, 11/30/37                    551,145
        2,280,000  AstraZeneca plc, 5.40%, 9/15/12(5)                    2,356,282
          790,000  AstraZeneca plc, 5.90%, 9/15/17                         827,391
        1,198,000  Wyeth, 5.95%, 4/1/37                                  1,207,025
                                                                    --------------
                                                                         6,002,094
                                                                    --------------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
          550,000  Host Marriott L.P., 7.00%, 8/15/12                      552,750
        1,100,000  ProLogis, 5.625%, 11/15/16(5)                         1,070,216
                                                                    --------------
                                                                         1,622,966
                                                                    --------------
ROAD & RAIL -- 0.1%
          465,000  Hertz Corp., 8.875%, 1/1/14                             467,325
          375,000  Hertz Corp., 10.50%, 1/1/16                             390,000
          770,000  Union Pacific Corp., 5.75%, 11/15/17                    778,979
                                                                    --------------
                                                                         1,636,304
                                                                    --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(3)
           53,000  STATS ChipPAC Ltd., 6.75%, 11/15/11                      53,265
                                                                    --------------
SOFTWARE -- 0.1%
          571,000  Intuit Inc., 5.75%, 3/15/17                             566,696
        1,227,000  Oracle Corp., 5.00%, 1/15/11(5)                       1,248,020
                                                                    --------------
                                                                         1,814,716
                                                                    --------------
SPECIALTY RETAIL -- 0.2%
          375,000  Asbury Automotive Group Inc., 8.00%, 3/15/14            361,875
          300,000  Asbury Automotive Group Inc., 7.625%, 3/15/17           273,000
          325,000  Claire's Stores Inc., 9.25%, 6/1/15 (Acquired
                   5/22/07, Cost $325,000)(2)(7)                           248,625
          450,000  Couche-Tard U.S. L.P./ Couche-Tard Financing
                   Corp., 7.50%, 12/15/13                                  447,750

------

Strategic Allocation: Moderate

Shares/Principal Amount                                                      Value

        $ 670,000  GSC Holdings Corp., 8.00%, 10/1/12                     $700,150
          530,000  Lowe's Companies, Inc., 5.60%, 9/15/12                  546,972
          275,000  Michaels Stores, Inc., 10.00%, 11/1/14                  272,250
           29,000  Rent-A-Center Inc., 7.50%, 5/1/10                        27,695
          375,000  Toys "R" Us, Inc., 7.375%, 10/15/18                     288,750
           56,000  Visant Corp., 7.625%, 10/1/12                            56,280
                                                                    --------------
                                                                         3,223,347
                                                                    --------------
TEXTILES, APPAREL & LUXURY GOODS(3)
          575,000  Perry Ellis International, Inc., 8.875%,
                   9/15/13                                                 560,625
           38,000  Phillips-Van Heusen Corp., 7.25%, 2/15/11                38,190
                                                                    --------------
                                                                           598,815
                                                                    --------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
          475,000  Ashtead Capital Inc., 9.00%, 8/15/16
                   (Acquired 8/1/06-10/5/06, Cost $488,500)(7)             420,376
          550,000  United Rentals North America, Inc., 6.50%,
                   2/15/12                                                 526,625
          161,000  United Rentals North America, Inc., 7.75%,
                   11/15/13                                                147,315
                                                                    --------------
                                                                         1,094,316
                                                                    --------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
          150,000  Dobson Communications Corp., 8.875%, 10/1/13            162,000
          774,000  Nextel Communications Inc., 5.95%, 3/15/14              721,908
          300,000  Rural Cellular Corp., 9.875%, 2/1/10                    312,750
          100,000  Syniverse Technologies Inc., 7.75%, 8/15/13              97,000
          705,000  Vodafone Group plc, 5.625%, 2/27/17                     706,541
                                                                         2,000,199
                                                                    --------------
TOTAL CORPORATE BONDS
(Cost $142,826,945)                                                    142,172,005
                                                                    --------------

Collateralized Mortgage Obligations(4) -- 6.0%

        5,221,171  Banc of America Alternative Loan Trust,
                   Series 2007-2, Class 2A4, 5.75%, 6/25/37(5)           5,115,458
       16,346,257  Banc of America Commercial Mortgage Inc.
                   STRIPS - COUPON, Series 2004-1, Class XP,
                   VRN, 0.63%, 12/1/07                                     279,259

Shares/Principal Amount                                                      Value

      $ 3,700,000  Banc of America Commercial Mortgage Inc.,
                   Series 2004-2, Class A3 SEQ, 4.05%,
                   11/10/38(5)                                         $ 3,627,769
        2,200,000  Banc of America Commercial Mortgage Inc.,
                   Series 2006-6, Class A3 SEQ, 5.37%,
                   12/10/16(5)                                           2,205,599
        5,290,000  Banc of America Commercial Mortgage Inc.,
                   Series 2007-4, Class A3 SEQ, 5.81%, 8/10/14(5)        5,417,030
        1,164,022  Banc of America Large Loan, Series 2005 MIB1,
                   Class A1, VRN, 4.80%, 12/15/07, resets
                   monthly off the 1-month LIBOR plus 0.15% with
                   no caps (Acquired 11/18/05, Cost
                   $1,164,022)(5)(7)                                     1,150,118
       25,023,074  Bear Stearns Commercial Mortgage Securities
                   Trust STRIPS - COUPON, Series 2004 T16, Class
                   X2, VRN, 0.75%, 12/1/07                                 676,224
        3,864,071  Bear Stearns Commercial Mortgage Securities
                   Trust, Series 2006 BBA7, Class A1, VRN,
                   4.76%, 12/17/07, resets monthly off the
                   1-month LIBOR plus 0.11% with no caps
                   (Acquired 6/5/06, Cost $3,864,071)(5)(7)              3,794,231
        6,900,000  Bear Stearns Commercial Mortgage Securities
                   Trust, Series 2006 PW14, Class A4 SEQ, 5.20%,
                   12/1/38(5)                                            6,787,144
       11,819,056  Commercial Mortgage Acceptance Corp. STRIPS -
                   COUPON, Series 1998 C2, Class X, VRN, 1.00%,
                   12/1/07                                                 253,554
          124,591  Commercial Mortgage Pass-Through
                   Certificates, Series 2005 F10A, Class A1,
                   VRN, 4.75%, 12/15/07, resets monthly off the
                   1-month LIBOR plus 0.10% with no caps
                   (Acquired 3/18/05, Cost $124,591)(7)                    124,026
          570,115  Commercial Mortgage Pass-Through
                   Certificates, Series 2005 FL11, Class A1,
                   VRN, 4.80%, 12/17/07, resets monthly off the
                   1-month LIBOR plus 0.15% with no caps
                   (Acquired 11/18/05, Cost $570,115)(7)                   564,461
       11,032,404  Countrywide Home Loan Mortgage Pass-Through
                   Trust, Series 2007-16, Class A1, 6.50%,
                   10/25/37(5)                                          11,217,174

------

Strategic Allocation: Moderate

Shares/Principal Amount                                                      Value

      $ 2,400,000  Credit Suisse First Boston Mortgage
                   Securities Corp., Series 2002 CKN2, Class A3
                   SEQ, 6.13%, 4/15/37(5)                              $ 2,495,594
        2,100,000  Credit Suisse Mortgage Capital Certificates,
                   Series 2007 TF2A, Class A1, VRN, 4.83%,
                   12/15/07, resets monthly off the 1-month
                   LIBOR plus 0.18% with no caps(5)                      2,056,858
        4,276,194  FHLMC, Series 2567, Class OD, 5.00%,
                   8/15/15(5)                                            4,276,361
        1,748,125  FHLMC, Series 2937, Class KA, 4.50%,
                   12/15/14(5)                                           1,743,040
        5,966,000  FHLMC, Series 3203, Class VN SEQ, 5.00%,
                   6/15/22                                               5,869,249
          952,645  FNMA, Series 2003-52, Class KF SEQ, VRN,
                   5.18%, 12/25/07, resets monthly off the
                   1-month LIBOR plus 0.40% with a cap of 7.50%            958,908
        6,419,844  FNMA, Series 2005-63, Class HA SEQ, 5.00%,
                   4/25/23(5)                                            6,385,358
        5,400,000  GMAC Commercial Mortgage Securities, Inc.,
                   Series 2005 C1, Class A2 SEQ, 4.47%,
                   5/10/43(5)                                            5,360,488
        1,520,000  Greenwich Capital Commercial Funding Corp.,
                   Series 2005 GG3, Class A2 SEQ, VRN, 4.31%,
                   12/1/07(5)                                            1,505,250
        1,650,366  Greenwich Capital Commercial Funding Corp.,
                   Series 2006 FL4A, Class A1, VRN, 4.78%,
                   12/5/07, resets monthly off the 1-month LIBOR
                   plus 0.09% with no caps (Acquired 12/14/06,
                   Cost $1,650,366)(5)(7)                                1,641,574
          892,359  GS Mortgage Securities Corp. II, Series 2007
                   EOP, Class A1 VRN, 4.77%, 12/6/07, resets
                   monthly off the 1-month LIBOR plus 0.09% with
                   no caps                                                 870,406
        7,000,000  LB-UBS Commercial Mortgage Trust, Series 2003
                   C3, Class A3 SEQ, 3.85%, 5/15/27(5)                   6,757,961
        5,700,000  LB-UBS Commercial Mortgage Trust, Series 2004
                   C4, Class A2, VRN, 4.57%, 12/11/07(5)                 5,666,587

Shares/Principal Amount                                                      Value

      $ 3,248,170  LB-UBS Commercial Mortgage Trust, Series 2005
                   C2, Class A2 SEQ, 4.82%, 4/15/30(5)                 $ 3,250,629
        4,600,000  LB-UBS Commercial Mortgage Trust, Series 2005
                   C3, Class A3 SEQ, 4.65%, 7/30/30(5)                   4,551,723
          800,000  LB-UBS Commercial Mortgage Trust, Series 2006
                   C1, Class A4 SEQ, 5.16%, 2/15/31                        788,756
          642,413  Lehman Brothers Floating Rate Commercial
                   Mortgage Trust, Series 2006 LLFA, Class A1,
                   VRN, 4.73%, 12/17/07, resets monthly off the
                   1-month LIBOR plus 0.08% with no caps
                   (Acquired 8/7/06, Cost $642,413)(7)                     641,690
           85,417  MASTR Alternative Loans Trust, Series 2003-8,
                   Class 4A1, 7.00%, 12/25/33                               86,927
        2,340,520  Merrill Lynch Floating Trust, Series 2006-1,
                   Class A1, VRN, 4.72%, 12/15/07, resets
                   monthly off the 1-month LIBOR plus 0.07% with
                   no caps (Acquired 10/31/06, Cost
                   $2,340,520)(5)(7)                                     2,300,532
        2,318,586  Thornburg Mortgage Securities Trust, Series
                   2006-5, Class A1, VRN, 4.91%, 12/26/07,
                   resets monthly off the 1-month LIBOR plus
                   0.12% with no caps(5)                                 2,282,894
       14,639,000  Wachovia Bank Commercial Mortgage Trust,
                   Series 2006 C23, Class A4, 5.42%, 1/15/45(5)         14,652,395
          130,405  Washington Mutual Asset Securities Corp.,
                   Series 2003 C1A, Class A SEQ, 3.83%, 1/25/35
                   (Acquired 2/3/06, Cost $126,325)(7)                     128,129
        1,975,000  Washington Mutual Mortgage Pass-Through
                   Certificates, Series 2005 AR4, Class A3,
                   4.59%, 4/25/35                                        1,955,611
        5,435,105  Wells Fargo Mortgage Backed Securities Trust,
                   Series 2007-11, Class A19 SEQ, 6.00%, 8/25/37         5,465,878
                                                                    --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $122,575,567)                                                    122,904,845
                                                                    --------------

------

Strategic Allocation: Moderate

Shares/Principal Amount                                                      Value

Asset-Backed Securities(4) -- 1.3%

        $ 549,500  Accredited Mortgage Loan Trust, Series
                   2006-1, Class A1, VRN, 4.85%, 12/25/07,
                   resets monthly off the 1-month LIBOR plus
                   0.06% with no caps                                     $546,124
        1,464,463  Accredited Mortgage Loan Trust, Series
                   2006-2, Class A1, VRN, 4.83%, 12/26/07,
                   resets monthly off the 1-month LIBOR plus
                   0.04% with no caps(5)                                 1,440,605
        1,829,080  Capital One Prime Auto Receivables Trust,
                   Series 2004-2, Class A4, VRN, 4.71%,
                   12/15/07, resets monthly off the 1-month
                   LIBOR plus 0.06% with no caps(5)                      1,828,010
        6,300,000  Citibank Credit Card Issuance Trust, Series
                   2007 A2, VRN, 4.79%, 2/21/08, resets
                   quarterly off the 3-month LIBOR minus 0.01%
                   with no caps(5)                                       6,260,600
          241,205  Countrywide Asset-Backed Certificates, Series
                   2006 BC2, Class 2A1, VRN, 4.83%, 12/26/07,
                   resets monthly off the 1-month LIBOR plus
                   0.04% with no caps                                      237,791
          141,278  Goldman Sachs Auto Loan Trust, Series 2005-1,
                   Class A3 SEQ, 4.45%, 5/17/10                            140,956
           39,599  Long Beach Mortgage Loan Trust, Series
                   2006-2, Class 2A1, VRN, 4.86%, 12/26/07,
                   resets monthly off the 1-month LIBOR plus
                   0.07% with no caps                                       39,529
        2,085,122  Long Beach Mortgage Loan Trust, Series
                   2006-6, Class 2A1, VRN, 4.83%, 12/26/07,
                   resets monthly off the 1-month LIBOR plus
                   0.04% with no caps(5)                                 2,049,621
           18,527  Nomura Home Equity Loan, Inc., Series 2006
                   HE1, Class A1, VRN, 4.87%, 12/26/07, resets
                   monthly off the 1-month LIBOR plus 0.08% with
                   no caps                                                  18,483
          204,277  Nomura Home Equity Loan, Inc., Series 2006
                   HE2, Class A1, VRN, 4.85%, 12/26/07, resets
                   monthly off the 1-month LIBOR plus 0.06% with
                   no caps                                                 201,191

Shares/Principal Amount                                                      Value

      $ 1,297,069  SLM Student Loan Trust, Series 2006-5, Class
                   A2, VRN, 5.07%, 1/25/08, resets quarterly off
                   the 3-month LIBOR minus 0.01% with no caps(5)       $ 1,296,224
        2,923,002  SLM Student Loan Trust, Series 2006-10, Class
                   A2, VRN, 5.09%, 1/25/08, resets quarterly off
                   the 3-month LIBOR plus 0.01% with no caps(5)          2,923,102
        6,800,000  SLM Student Loan Trust, Series 2007-8, Class
                   A1, VRN, 5.21%, 1/25/08, resets quarterly off
                   the 3-month LIBOR plus 0.23% with no caps             6,800,000
        1,414,443  Soundview Home Equity Loan Trust, Series
                   2006-3, Class A1, VRN, 4.83%, 12/26/07,
                   resets monthly off the 1-month LIBOR plus
                   0.04% with no caps(5)                                 1,404,951
        1,151,099  USAA Auto Owner Trust, Series 2006-1, Class
                   A3 SEQ, 5.01%, 9/15/10(5)                             1,152,334
          164,911  WFS Financial Owner Trust, Series 2005-3,
                   Class A3A SEQ, 4.25%, 6/17/10                           164,497
            9,800  World Omni Auto Receivables Trust, Series
                   2005 B, Class A3 SEQ, 4.40%, 4/20/09                      9,795
          763,556  World Omni Auto Receivables Trust, Series
                   2006 A, Class A3 SEQ, 5.01%, 10/15/10                   764,179
                                                                    --------------
TOTAL ASSET-BACKED SECURITIES
(Cost $27,396,869)                                                      27,277,992
                                                                    --------------

Sovereign Governments & Agencies -- 1.2%

             Euro
        8,400,000  Bundesschatzanweisungen, 3.25%, 6/13/08              12,244,474
        $ 130,000  Hydro Quebec, 8.40%, 1/15/22                            177,678
              JPY  KfW, VRN, 0.66%, 2/8/08, resets quarterly off
    1,180,000,000  the 3-month JPY LIBOR minus 0.22% with no caps       10,622,049
         $ 87,600  Overseas Private Investment Corp., 4.10%,
                   11/15/14                                                 88,942
        1,290,000  Province of Quebec, 5.00%, 7/17/09(5)                 1,319,087
                                                                    --------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $22,504,427)                                                      24,452,230
                                                                    --------------

------

Strategic Allocation: Moderate

Shares/Principal Amount                                                      Value

U.S. Government Agency Securities -- 0.9%

     $ 13,028,000  FHLMC, 4.625%, 10/25/12(5)                         $ 13,384,094
        4,700,000  FNMA, 4.375%, 7/17/13(2)                              4,749,886
                                                                    --------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $17,481,753)                                                      18,133,980
                                                                    --------------

Commercial Paper(9) -- 0.9%

        6,000,000  Cedar Springs Capital Co., 5.20%, 12/14/07
                   (Acquired 11/19/07, Cost $5,978,333)(5)(7)            5,987,472
        6,000,000  Crown Point Capital Co., 4.95%, 12/13/07
                   (Acquired 11/14/07, Cost $5,976,075)(5)(7)            5,988,474
        6,000,000  Legacy Capital LLC, 4.85%, 12/12/07 (Acquired
                   11/13/07, Cost $5,976,558)(5)(7)                      5,989,362
                                                                    --------------
TOTAL COMMERCIAL PAPER
(Cost $17,969,942)                                                      17,965,308
                                                                    --------------

Municipal Securities -- 0.2%

        1,150,000  Illinois GO, (Taxable Pension), 5.10%,
                   6/1/33(5)                                             1,126,540
        2,120,000  Orange County Housing Finance Auth. Rev.,
                   Series 2002 B, (Millenia), VRDN, 4.99%,
                   12/5/07 (LOC: Keybank N.A.)(5)                        2,120,000
                                                                    --------------
TOTAL MUNICIPAL SECURITIES
(Cost $3,274,439)                                                        3,246,540
                                                                    --------------

Shares/Principal Amount                                                      Value

Temporary Cash Investments -- 6.9%

     $ 37,800,000  FHLB Discount Notes, 3.80%, 12/3/07(5)(9)          $ 37,800,000

Repurchase Agreement, Bank of America Securities, LLC,
(collateralized by various U.S. Treasury obligations, 3.625%,
1/15/08, valued at $104,062,787), in a joint trading account at
3.00%, dated 11/30/07, due 12/3/07 (Delivery value
$102,025,500)(5)                                                       102,000,000
                                                                    --------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $139,792,020)                                                    139,800,000
                                                                    --------------

Temporary Cash Investments - Securities Lending Collateral(10) -- 8.6%

Repurchase Agreement, BNP Paribas, (collateralized by various
U.S. Government Agency obligations in a pooled account at the lending agent), 4.65%, dated 11/30/07, due 12/3/07 (Delivery
value $60,023,250)                                                      60,000,000

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 4.56%, dated 11/30/07,
due 12/3/07 (Delivery value $54,567,877)                                54,547,149

Repurchase Agreement, Lehman Brothers, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 4.64%, dated 11/30/07, due 12/3/07
(Delivery value $60,023,200)                                            60,000,000
                                                                    --------------
TOTAL TEMPORARY CASH INVESTMENTS -- SECURITIES LENDING COLLATERAL
(Cost $174,547,149)                                                    174,547,149
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 112.5%
(Cost $2,009,785,683)                                                2,286,739,142
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- (12.5)%                              (253,914,303)
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                          $2,032,824,839
                                                                    ==============

Futures Contracts
                                               Underlying Face    Unrealized Gain
    Contracts Purchased      Expiration Date   Amount at Value         (Loss)
      35  S&P 500 E-Mini
          Futures             December 2007      $ 2,600,938         $ (9,947)
     775  U.S. Treasury
          2-Year Notes         March 2008        162,834,766          616,285
   1,315  U.S. Treasury
          5-Year Notes         March 2008        144,793,822         2,247,355
                                                --------------     --------------
                                                 $310,229,526        $2,853,693
                                                ==============     ==============

                                                Underlying Face      Unrealized
      Contracts Sold        Expiration Date     Amount at Value      Gain (Loss)
     239  U.S. Long Bond       March 2008        $ 28,007,812        $ (704,967)
   1,079  U.S. Treasury
          10-Year Notes        March 2008         122,146,171        (2,286,660)
                                                --------------     --------------
                                                 $150,153,983       $(2,991,627)
                                                ==============     ==============

------

Strategic Allocation: Moderate

Swap Agreements
Notional                                         Expiration Date     Unrealized
Amount          Description of Agreement                             Gain (Loss)
CREDIT DEFAULT
    $1,720,000  Pay quarterly a fixed rate          March 2012        $274,917
                equal to 0.55% multiplied by
                the notional amount and
                receive from Deutsche Bank
                Securities Inc. upon each
                default event of Lennar Corp.,
                par value of the proportional
                notional amount.
    18,600,000  Pay quarterly a fixed rate          June 2012          352,392
                equal to 0.35% multiplied by
                the notional amount and
                receive from Barclays Bank plc
                upon each default event of one
                of the issues of Dow Jones CDX
                N.A. Investment Grade 8, par
                value of the proportional
                notional amount.
     1,370,000  Pay quarterly a fixed rate        September 2012         (8)
                equal to 0.35% multiplied by
                the notional amount and
                receive from Merrill Lynch
                International upon each
                default event of Computer
                Sciences Corp., par value of
                the proportional notional
                amount.
     1,030,000  Pay quarterly a fixed rate        September 2012       10,732
                equal to 0.36% multiplied by
                the notional amount and
                receive from Barclays Bank plc
                upon each default event of
                Whirlpool Corp., par value of
                the proportional notional
                amount.
     4,260,000  Pay quarterly a fixed rate        September 2012       10,235
                equal to 0.47% multiplied by
                the notional amount and
                receive from Deutsche Bank AG
                upon each default event of
                JPMorgan Chase & Co., par
                value of the proportional
                notional amount.
     5,690,000  Pay quarterly a fixed rate        September 2012       71,223
                equal to 0.63% multiplied by
                the notional amount and
                receive from Deutsche Bank AG
                upon each default event of
                Morgan Stanley, par value of
                the proportional notional
                amount.
     5,690,000  Pay quarterly a fixed rate        September 2012       79,994
                equal to 1.32% multiplied by
                the notional amount and
                receive from Deutsche Bank AG
                upon each default event of
                Bear Stearns Companies Inc.
                (The), par value of the
                proportional notional amount.
     2,220,000  Pay quarterly a fixed rate        December 2012        (1,085)
                equal to 0.70% multiplied by
                the notional amount and
                receive from Morgan Stanley
                Capital Services, Inc. upon
                each default event of
                Citigroup Inc., par value of
                the proportional notional
                amount.
     2,200,000  Pay quarterly a fixed rate        December 2012       (18,796)
                equal to 0.72% multiplied by
                the notional amount and
                receive from Deutsche Bank AG
                upon each default event of
                Barclays Bank plc, par value
                of the proportional notional
                amount.
     1,290,000  Pay quarterly a fixed rate        December 2012        (2,397)
                equal to 0.73% multiplied by
                the notional amount and
                receive from Barclays Bank plc
                upon each default event of
                American International Group,
                Inc., par value of the
                proportional notional amount.
     1,050,000  Pay quarterly a fixed rate        December 2012        (8,299)
                equal to 2.85% multiplied by
                the notional amount and
                receive from Barclays Bank plc
                upon each default event of
                Toll Brothers Finance Corp.,
                par value of the proportional
                notional amount.
     5,800,000  Pay quarterly a fixed rate          March 2017         39,671
                equal to 0.12% multiplied by
                the notional amount and
                receive from Barclays Bank plc
                upon each default event of
                Pfizer Inc., par value of the
                proportional notional amount.
     2,840,000  Pay quarterly a fixed rate        September 2017       28,985
                equal to 0.64% multiplied by
                the notional amount and
                receive from Deutsche Bank AG
                upon each default event of
                JPMorgan Chase & Co., par
                value of the proportional
                notional amount.
                                                                   --------------
                                                                      $837,564
                                                                   ==============

------

Strategic Allocation: Moderate

Notes to Schedule of Investments

ADR = American Depositary Receipt

BDR = Brazilian Depositary Receipt

CDX = Credit Derivative Indexes

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GDR = Global Depositary Receipt

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

JPY = Japanese Yen

LB-UBS = Lehman Brothers Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MASTR = Mortgage Asset Securitization Transactions, Inc.

OJSC = Open Joint Stock Company

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2007.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective November 30, 2007.

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of November 30, 2007.

(3) Industry is less than 0.05% of total net assets.

(4) Final maturity indicated, unless otherwise noted.

(5) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.

(6) Forward commitment.

(7) Security was purchased under Rule 144A or Section 4(2) of the Securities
Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2007, was $40,651,861, which represented 2.0% of total net assets.

(8) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
November 30, 2007.

(9) The rate indicated is the yield to maturity at purchase.

(10) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of November 30, 2007, securities with an aggregate value of $286,192,062, which represented 14.1% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

See Notes to Financial Statements.

------

PERFORMANCE
Strategic Allocation: Aggressive

Total Returns as of November 30, 2007
                                             Average Annual Returns
                                                   10         Since     Inception
                                 1 year   5 years   years   Inception      Date

INVESTOR CLASS                   16.17%   14.13%    8.96%     9.67%      2/15/96

S&P 500 INDEX(1)                  7.72%   11.63%    6.16%    9.19%(2)       --

CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX       6.37%    4.94%    6.11%    6.33%(2)       --

90-DAY U.S. TREASURY
BILL INDEX(1)                     4.52%    2.87%    3.53%    3.77%(2)       --

Institutional Class              16.39%   14.33%     --       5.97%       8/1/00

Advisor Class                    15.91%   13.82%    8.69%     9.27%      10/2/96

A Class
 No sales charge*                15.89%     --       --       14.26%
 With sales charge*               9.19%     --       --       12.16%     9/30/04

B Class
 No sales charge*                14.94%     --       --       13.40%
 With sales charge*              10.94%     --       --       12.67%     9/30/04

C Class                          14.98%   13.03%     --       8.64%      11/27/01

R Class                          15.38%     --       --       13.53%     3/31/05

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
pages for more about the applicable sales charges for each share class. The
SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Data provided by Lipper Inc. - A Reuters Company. ©2007 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Strategic Allocation: Aggressive

Growth of $10,000 Over 10 Years

$10,000 investment made November 30, 1997

One-Year Returns Over 10 Years
Periods ended November 30
                  1998     1999      2000      2001      2002     2003     2004     2005    2006    2007

Investor Class    9.93%   25.69%    5.14%     -7.27%    -9.59%   18.82%   12.04%   9.74%   14.15%  16.17%

S&P 500 Index    23.66%   20.90%    -4.22%   -12.22%   -16.51%   15.09%   12.86%   8.44%   14.23%   7.72%

Citigroup US
Broad
Investment-Grade
Bond Index        9.49%   -0.07%    9.02%     11.22%    7.22%     5.31%    4.51%   2.54%   5.99%    6.37%

90-Day U.S.
Treasury Bill
Index             4.96%    4.65%    5.93%     3.80%     1.65%     1.05%    1.28%   2.94%   4.60%    4.52%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

PORTFOLIO COMMENTARY
Strategic Allocation: Aggressive

Portfolio Managers: Jeff Tyler and Irina Torelli

PERFORMANCE SUMMARY

Strategic Allocation: Aggressive returned 16.17%* for the 12 months ended
November 30, 2007. The fund's performance reflected its diversified asset mix and the positive performance of financial markets worldwide during the period.

Strategic Allocation: Aggressive's neutral asset mix is 78% stocks, 20% bonds, and 2% cash-equivalent investments. The portfolio's actual asset weightings may vary based on short-term tactical adjustments and fluctuating securities prices.

From a tactical perspective, we maintained a somewhat defensive posture for the portfolio throughout the 12-month period, with a slight overweight position in bonds, a corresponding underweight position in stocks, and a neutral position in cash-equivalents. This strategy paid off in the second half of the period as moderating economic activity, weaker corporate earnings, a declining U.S. dollar, and a subprime-driven credit crunch led to the outperformance of bonds over stocks.

POSITIONING BOOSTED U.S. STOCKS

Our slight underweight in domestic stocks was a drag on performance early in the period as stocks rallied, but it helped mitigate losses as the market declined over the last six months.

Within the U.S. equity component, the portfolio remained overweight in large-cap and growth-oriented stocks, which were both attractively valued after years of underperformance versus smaller-cap and value issues. This positioning contributed positively to performance as large-cap and growth produced the best returns during the 12-month period.

Although we held underweight positions in mid- and small-cap shares for most of the period, the portfolio benefited from very strong stock selection in these segments of the market; our small- and mid-cap holdings outperformed their respective market indexes by a wide margin. Furthermore, we moved back to a neutral position in mid-cap growth stocks in mid-2007, while reducing our exposure to large-cap value.

STOCK SELECTION AIDED FOREIGN STOCKS

The portfolio remained neutral in foreign equities throughout the 12-month period. This neutral position reflected our view that the robust economic environment

Asset Allocation as of November 30, 2007
                                                      % of net
                                                       assets
U.S. Stocks                                             51.6%
Foreign Stocks(1)                                       24.0%
U.S. Bonds                                              20.7%
Money Market Securities                                 3.2%
Foreign Bonds                                           2.0%
Other(2)                                               (1.5)%

(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

(2) Includes securities lending collateral and other assets and liabilities.

Fund's Top Five U.S. Stocks as of November 30, 2007
                                     % of fund's         % of
                                     U.S. stocks      net assets
Exxon Mobil Corp.                        2.7%            1.4%
Apple Inc.                               2.0%            1.0%
Microsoft Corporation                    1.8%            0.9%
Johnson & Johnson                        1.7%            0.9%
General Electric Co.                     1.6%            0.9%

*All fund returns referenced in this commentary are for Investor Class shares.

------

Strategic Allocation: Aggressive

overseas was beneficial for international stocks but also vulnerable to the slowdown in the U.S. economy.

Emerging markets stocks, which comprised approximately one-third of the foreign stock component, posted very strong returns, enhancing overall results. Stock selection also added value in the foreign portion of the portfolio.

BENEFICIAL OVERWEIGHT IN BONDS

Our modest overweight position in bonds contributed favorably to performance, especially during the last half of the period, when fixed-income securities outperformed.

A defensive approach to sector allocation within the bond component added value. We benefited from underweight positions in both investment-grade and high-yield corporate bonds as these securities lagged other sectors of the bond market. In addition, a shift to an overweight position in Treasury bonds proved valuable as a flight to quality boosted Treasury bonds in the last six months of the period.

The portfolio's fixed-rate mortgage-backed securities held up well, but the subprime meltdown and a sharp increase in supply weighed on the performance of our commercial mortgage-backed securities. Meanwhile, the weaker U.S. dollar provided a strong lift to the portfolio's modest position in international bonds.

STARTING POINT FOR NEXT REPORTING PERIOD

As we head into 2008, U.S. economic growth is likely to be subpar in the coming year. The severe housing downturn and subprime-related credit crunch has impaired lending activity, reduced liquidity in the credit markets, and threatened to tip the economy into recession. The Federal Reserve will likely continue lowering interest rates in an effort to prevent a recession, but the central bank may be limited by the inflationary threats of chronically high energy prices and a weak dollar.

Within the portfolio, we are moving back toward a neutral position in each major asset class -- stocks, bonds, and cash-equivalents. In particular, we are reducing our bond overweight by trimming our international bond holdings, which enjoyed very strong gains over the past year. We expect to remain focused on large-cap and growth in our stock component.

Fund's U.S. Bonds as of November 30, 2007
                                                    % of fund's
                                                     U.S. bonds
U.S. Treasury Securities                               27.1%
Corporate Bonds                                        26.7%
U.S. Government Agency Mortgage-Backed Securities      24.7%
Collateralized Mortgage Obligations                    15.4%
Asset-Backed Securities                                 3.3%
U.S. Government Agency Securities                       2.4%
Municipal Securities                                    0.4%

Fund's Top Five Foreign Stocks as of November 30, 2007
                                    % of fund's         % of
                                  foreign stocks     net assets
Nintendo Co., Ltd. ORD                 3.2%             0.8%
America Movil, SAB de CV ADR           1.3%             0.3%
Novo Nordisk AS
B Shares ORD                           1.3%             0.3%
Royal Dutch Shell plc ADR              1.0%             0.3%
Toyota Motor Corp. ORD                 1.0%             0.2%

Geographic Composition of Fund's Foreign Stocks
as of November 30, 2007
                                                    % of fund's
                                                   foreign stocks
Europe                                                 42.2%
Asia/Pacific                                           40.5%
Americas (excluding U.S.)                              14.2%
Africa                                                  3.1%

------

SCHEDULE OF INVESTMENTS
Strategic Allocation: Aggressive

NOVEMBER 30, 2007

Shares/Principal Amount                                                      Value

Common Stocks -- 75.6%

AEROSPACE & DEFENSE -- 2.6%
         15,800  Alliant Techsystems Inc.(1)                           $ 1,845,914
        178,059  BE Aerospace, Inc.(1)                                   8,368,773
         11,805  Boeing Co.                                              1,092,435
          5,293  Elbit Systems Ltd. ORD                                    300,206
         21,670  Finmeccanica SpA ORD                                      646,976
         13,000  Goodrich Corporation                                      926,770
         39,100  Honeywell International Inc.                            2,213,842
         27,173  Lockheed Martin Corp.                                   3,007,236
         13,800  Northrop Grumman Corp.                                  1,087,302
         51,200  Precision Castparts Corp.                               7,543,808
         34,200  Raytheon Company                                        2,115,270
         51,000  United Technologies Corp.                               3,813,270
                                                                    --------------
                                                                        32,961,802
                                                                    --------------
AIR FREIGHT & LOGISTICS -- 0.2%
          2,257  C.H. Robinson Worldwide Inc.                              116,348
          4,152  FedEx Corporation                                         408,847
         35,217  United Parcel Service, Inc. Cl B                        2,594,789
                                                                    --------------
                                                                         3,119,984
                                                                    --------------
AIRLINES -- 0.2%
         48,710  easyJet plc ORD(1)                                        563,373
         29,306  Lan Airlines SA ADR                                       432,264
         85,115  Southwest Airlines Co.                                  1,204,377
                                                                    --------------
                                                                         2,200,014
                                                                    --------------
AUTO COMPONENTS -- 0.5%
          6,000  Autoliv, Inc.                                             350,400
         39,600  BorgWarner, Inc.                                        3,825,756
          9,980  Continental AG ORD                                      1,299,912
          8,000  Magna International Inc. Cl A                             674,160
                                                                    --------------
                                                                         6,150,228
                                                                    --------------
AUTOMOBILES -- 0.5%
         23,200  Fiat SpA ORD                                              638,825
         53,702  Ford Motor Co.(1)                                         403,302
          4,900  Honda Motor Co., Ltd. ORD                                 168,392
         57,000  Isuzu Motors Ltd. ORD                                     264,040
        398,500  PT Astra International Tbk ORD                          1,067,436
          3,210  Renault SA ORD                                            468,012
         56,300  Toyota Motor Corp. ORD                                  3,169,230
                                                                    --------------
                                                                         6,179,237
                                                                    --------------
BEVERAGES -- 2.0%
         60,181  Anheuser-Busch Companies, Inc.                          3,172,742
        115,197  Coca-Cola Company (The)                                 7,153,735

Shares/Principal Amount                                                      Value

         49,968  Coca-Cola Enterprises Inc.                            $ 1,297,669
         56,564  Compania Cervecerias Unidas SA ORD                        409,179
         23,800  Heineken N.V. ORD                                       1,556,735
        105,191  Pepsi Bottling Group Inc.                               4,488,500
         20,239  PepsiAmericas, Inc.                                       685,090
         92,568  PepsiCo, Inc.                                           7,144,398
                                                                    --------------
                                                                        25,908,048
                                                                    --------------
BIOTECHNOLOGY -- 0.9%
         18,800  Alexion Pharmaceuticals Inc.(1)                         1,367,136
         19,400  Amgen Inc.(1)                                           1,071,850
          7,837  Biogen Idec Inc.(1)                                       580,878
         41,400  BioMarin Pharmaceutical Inc.(1)                         1,138,500
         21,800  Celgene Corp.(1)                                        1,341,790
         50,430  CSL Ltd. ORD                                            1,558,026
         35,534  Gilead Sciences, Inc.(1)                                1,653,752
         16,700  Myriad Genetics Inc.(1)                                   804,940
         48,200  Onyx Pharmaceuticals, Inc.(1)                           2,628,829
                                                                    --------------
                                                                        12,145,701
                                                                    --------------
BUILDING PRODUCTS -- 0.2%
         32,800  Daikin Industries Ltd. ORD(2)                           1,689,193
         30,780  Kingspan Group plc ORD                                    650,589
         22,400  Masco Corp.                                               501,760
                                                                    --------------
                                                                         2,841,542
                                                                    --------------
CAPITAL MARKETS -- 2.3%
         17,400  Bank of New York Mellon Corp. (The)                       834,504
          5,000  Bear Stearns Companies Inc. (The)                         498,500
          4,900  BlackRock, Inc.                                           972,013
         20,600  GFI Group Inc.(1)                                       2,006,028
          8,646  Goldman Sachs Group, Inc. (The)                         1,959,529
         44,600  Janus Capital Group Inc.                                1,497,222
         34,370  Julius Baer Holding AG ORD                              2,885,579
        147,830  Man Group plc Cl B ORD                                    206,962
        129,351  Man Group plc ORD                                       1,481,582
         29,300  Merrill Lynch & Co., Inc.                               1,756,242
          1,503  Mirae Asset Securities Co. Ltd. ORD(1)                    256,297
         69,722  Morgan Stanley                                          3,675,744
         62,331  Northern Trust Corp.                                    5,048,188
         73,800  Schwab (Charles) Corp.                                  1,794,078
         44,200  SEI Investments Co.                                     1,371,084
         15,310  State Street Corp.                                      1,223,116
         13,418  UBS AG ORD                                                674,952

------

Strategic Allocation: Aggressive

Shares/Principal Amount                                                      Value

         57,100  Waddell & Reed Financial Inc.                         $ 1,951,678
                                                                    --------------
                                                                        30,093,298
                                                                    --------------
CHEMICALS -- 2.1%
         12,460  BASF AG ORD                                             1,726,770
         14,168  Celanese Corp., Series A                                  562,186
          2,548  CF Industries Holdings, Inc.                              231,817
         27,700  du Pont (E.I.) de Nemours & Co.                         1,278,355
         25,200  Flotek Industries Inc.(1)                                 928,872
         27,115  Israel Chemicals Ltd. ORD                                 289,291
          7,081  K+S AG ORD                                              1,446,190
         76,000  Kuraray Co. Ltd. ORD                                      934,668
          7,420  Linde AG ORD                                              970,571
          6,000  Minerals Technologies Inc.                                401,400
         77,358  Monsanto Co.                                            7,687,065
         40,636  Mosaic Co. (The)(1)                                     2,809,979
         18,300  PPG Industries, Inc.                                    1,256,112
        104,000  Sumitomo Chemical Co., Ltd. ORD                           887,331
          8,772  Syngenta AG ORD                                         2,173,664
         31,773  Terra Industries Inc.(1)(2)                             1,200,384
          4,923  Umicore ORD                                             1,154,100
         15,792  Uralkali GDR (Acquired 10/15/07-11/30/07, Cost
                 $330,613)(1)(2)(5)                                        379,008
         15,780  Yara International ASA ORD                                599,654
                                                                    --------------
                                                                        26,917,417
                                                                    --------------
COMMERCIAL BANKS -- 3.1%
         21,844  Anglo Irish Bank Corp. plc ORD                            381,138
         35,430  Banco Bilbao Vizcaya Argentaria SA ORD                    878,434
         32,455  Barclays plc ORD                                          376,137
          6,400  BB&T Corporation                                          230,912
          3,370  BRE Bank SA ORD(1)                                        673,680
        662,100  Bumiputra - Commerce Holdings Bhd ORD                   2,113,410
        898,000  China Construction Bank Cl H ORD                          868,651
        487,000  China Merchants Bank Co., Ltd. Cl H ORD                 2,260,106
          8,518  Credicorp Ltd.                                            606,396
         13,406  Erste Bank der oesterreichischen Sparkassen AG
                 ORD                                                       966,919
        174,553  Grupo Financiero Banorte, SAB de CV ORD                   756,617
         36,300  Hang Seng Bank Ltd. ORD                                   694,794
         73,053  HSBC Holdings plc ORD                                   1,247,923
         22,307  ICICI Bank Ltd. ADR                                     1,349,797
         12,330  KBC Groupe ORD                                          1,706,634

Shares/Principal Amount                                                      Value

          4,040  Komercni Banka AS ORD                                    $910,043
         29,800  Marshall & Ilsley Corp.                                   937,806
         43,860  National Bank of Greece SA ORD                          2,933,384
         19,100  National City Corp.                                       377,416
         71,000  Oversea-Chinese Banking Corp. ORD                         418,742
         10,500  PNC Financial Services Group                              768,705
      1,920,000  PT Bank Mandiri Tbk ORD                                   731,382
          5,519  Royal Bank of Canada                                      294,383
        164,381  Sberbank ORD(1)                                           693,399
         15,266  Shinhan Financial Group Co., Ltd. ORD                     831,354
         13,161  Societe Generale ORD                                    2,016,628
         46,800  South Financial Group Inc. (The)                          838,656
         27,900  SunTrust Banks, Inc.                                    1,956,069
        304,646  Turkiye Garanti Bankasi AS ORD                          2,677,582
         54,000  U.S. Bancorp                                            1,786,860
         45,900  Unibanco-Uniao de Bancos Brasileiros SA ORD               679,432
         34,900  Wachovia Corp.                                          1,500,700
        124,069  Wells Fargo & Co.                                       4,023,559
         22,970  Westpac Banking Corp. ORD                                 576,316
          4,900  Zions Bancorporation                                      267,393
                                                                    --------------
                                                                        40,331,357
                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%
         36,780  Aggreko plc ORD                                           383,534
         17,600  Avery Dennison Corp.                                      917,136
         49,484  Capita Group plc ORD                                      754,774
         17,232  Deluxe Corp.                                              544,359
         17,700  FTI Consulting, Inc.(1)                                 1,008,900
         13,400  Pitney Bowes, Inc.                                        515,900
         18,800  R.R. Donnelley & Sons Company                             689,208
          5,000  Republic Services, Inc.                                   165,850
         41,700  Waste Management, Inc.                                  1,431,144
                                                                    --------------
                                                                         6,410,805
                                                                    --------------
COMMUNICATIONS EQUIPMENT -- 1.7%
        560,000  AAC Acoustic Technology Holdings Inc. ORD(1)              758,269
         53,200  ADC Telecommunications, Inc.(1)                           880,992
         32,000  Ciena Corp.(1)                                          1,407,360
        235,027  Cisco Systems Inc.(1)                                   6,585,457
         96,900  Foundry Networks, Inc.(1)                               1,708,347
         84,300  Juniper Networks, Inc.(1)                               2,505,396
         33,500  Motorola, Inc.                                            534,995
         48,950  Nokia Oyj ORD                                           1,928,436
         66,627  QUALCOMM Inc.                                           2,717,049

------

Strategic Allocation: Aggressive

Shares/Principal Amount                                                      Value

         25,060  Research In Motion Ltd.(1)                            $ 2,852,329
                                                                    --------------
                                                                        21,878,630
                                                                    --------------
COMPUTERS & PERIPHERALS -- 2.0%
         71,624  Apple Inc.(1)                                          13,051,325
        156,000  Catcher Technology Co. Ltd. ORD                           962,812
         92,000  Dell Inc.(1)                                            2,257,680
        111,567  Hewlett-Packard Co.                                     5,707,768
         37,101  Seagate Technology                                        956,835
         24,200  Synaptics Inc.(1)                                       1,344,068
        599,981  Wistron Corp. ORD                                       1,036,187
                                                                    --------------
                                                                        25,316,675
                                                                    --------------
CONSTRUCTION & ENGINEERING -- 1.2%
         47,100  AMEC plc ORD                                              745,595
        222,616  Boart Longyear Group ORD(1)                               476,915
         20,328  Chicago Bridge & Iron Company New York Shares           1,080,433
          4,640  Daelim Industrial Co., Ltd. ORD                           816,649
          5,445  Fluor Corp.                                               801,341
         32,007  Foster Wheeler Ltd.(1)                                  4,769,043
          6,920  Hochtief AG ORD                                           915,300
          6,694  Orascom Construction Industries ORD                       610,348
        167,084  Quanta Services, Inc.(1)(2)                             4,574,760
         11,360  Vinci SA ORD(2)                                           899,909
                                                                    --------------
                                                                        15,690,293
                                                                    --------------
CONSTRUCTION MATERIALS -- 0.4%
        461,856  Asia Cement Corp. ORD                                     674,991
        312,000  China National Building Material Co. Ltd. Cl H
                 ORD                                                     1,358,305
         17,490  Holcim Ltd. ORD                                         1,873,829
        108,930  Pretoria Portland Cement Co. Ltd. ORD                     723,554
                                                                    --------------
                                                                         4,630,679
                                                                    --------------
CONSUMER FINANCE -- 0.4%
         34,517  American Express Co.                                    2,035,813
         37,164  Discover Financial Services                               645,539
        104,600  Redecard SA ORD                                         1,899,913
                                                                    --------------
                                                                         4,581,265
                                                                    --------------
CONTAINERS & PACKAGING -- 0.6%
         56,300  Bemis Co., Inc.                                         1,527,419
        118,827  Owens-Illinois Inc.(1)                                  5,334,144
         14,810  Rock-Tenn Co. Cl A                                        390,688
                                                                    --------------
                                                                         7,252,251
                                                                    --------------
DISTRIBUTORS(3)
          7,100  Genuine Parts Company                                     341,155
                                                                    --------------

Shares/Principal Amount                                                      Value

DIVERSIFIED -- 0.2%
          5,500  iShares Russell 1000 Growth Index Fund                   $337,040
         16,319  Standard and Poor's 500 Depositary Receipt
                 Series 1                                                2,424,840
                                                                    --------------
                                                                         2,761,880
                                                                    --------------
DIVERSIFIED CONSUMER SERVICES -- 0.5%
         24,300  Apollo Group, Inc. Cl A(1)                              1,859,436
         57,600  Corinthian Colleges Inc.(1)                             1,005,696
         28,500  H&R Block, Inc.                                           560,880
          3,713  MegaStudy Co., Ltd. ORD                                 1,259,575
         10,200  Strayer Education, Inc.                                 1,844,772
                                                                    --------------
                                                                         6,530,359
                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES -- 2.4%
         11,630  Babcock & Brown Ltd. ORD(2)                               271,723
        181,140  Bank of America Corp.                                   8,355,989
         14,100  Bolsa de Mercadorias e Futuros - BM&F SA ORD(1)           189,883
        221,084  Citigroup Inc.                                          7,361,721
          3,100  CME Group Inc.                                          2,041,660
         15,880  Deutsche Boerse AG ORD                                  2,975,962
          7,600  IntercontinentalExchange Inc.(1)                        1,268,896
        157,757  JPMorgan Chase & Co.                                    7,196,874
         20,600  Nasdaq Stock Market, Inc. (The)(1)                        893,216
                                                                    --------------
                                                                        30,555,924
                                                                    --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.3%
        254,815  AT&T Inc.                                               9,736,481
        384,195  Axtel, SAB de CV ORD(1)                                   941,810
            952  CenturyTel Inc.                                            40,584
         11,857  Cogent Communications Group, Inc.(1)(2)                   246,388
         56,550  Telefonica SA ORD                                       1,893,828
         76,880  Verizon Communications Inc.                             3,321,985
                                                                    --------------
                                                                        16,181,076
                                                                    --------------
ELECTRIC UTILITIES -- 1.3%
         17,200  Allegheny Energy, Inc.                                  1,044,900
         40,723  CEZ AS ORD                                              3,009,869
          3,018  Edison International                                      168,948
         20,421  Entergy Corp.                                           2,441,126
         21,700  Exelon Corporation                                      1,759,219
          6,646  FPL Group, Inc.                                           463,625
          9,700  IDACORP, Inc.                                             341,052
        400,664  OJSC OGK-5 ORD(1)                                          70,339
         29,600  PPL Corporation                                         1,508,416
        131,639  Reliant Energy, Inc.(1)                                 3,427,880

------

Strategic Allocation: Aggressive

Shares/Principal Amount                                                      Value

         60,830  Scottish and Southern Energy plc ORD                  $ 1,987,665
                                                                    --------------
                                                                        16,223,039
                                                                    --------------
ELECTRICAL EQUIPMENT -- 2.2%
         26,000  ABB India Ltd. ORD                                      1,024,293
         82,710  ABB Ltd. ORD                                            2,432,707
          7,550  ALSTOM Co. ORD                                          1,695,690
         34,804  Bharat Heavy Electricals Ltd. ORD                       2,370,041
         40,700  Cooper Industries, Ltd. Cl A                            2,043,954
         72,608  Emerson Electric Co.                                    4,140,108
         12,700  First Solar Inc.(1)                                     3,011,805
         24,711  GrafTech International Ltd.(1)                            397,106
          7,900  Hubbell Inc. Cl B                                         433,947
         20,100  JA Solar Holdings Co., Ltd. ADR(1)                      1,192,734
         60,000  Mitsubishi Electric Corp. ORD                             684,358
         11,420  Q-Cells AG ORD(1)                                       1,594,956
         26,214  Roper Industries Inc.                                   1,663,278
          3,800  Schneider Electric SA ORD                                 527,035
         15,500  SunPower Corp. Cl A(1)(2)                               1,928,820
         29,990  Vestas Wind Systems AS ORD(1)                           2,835,807
                                                                    --------------
                                                                        27,976,639
                                                                    --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.7%
        997,000  AU Optronics Corp. ORD                                  1,948,855
         14,244  Avnet, Inc.(1)                                            491,418
        414,680  Hon Hai Precision Industry Co., Ltd. ORD                2,657,163
         17,000  Ibiden Co. Ltd. ORD                                     1,344,344
          8,110  Itron Inc.(1)(2)                                          628,931
          8,060  LG.Philips LCD Co., Ltd. ORD(1)                           453,786
         24,900  Molex Inc.                                                686,244
         34,100  Tyco Electronics Ltd.                                   1,274,999
                                                                    --------------
                                                                         9,485,740
                                                                    --------------
ENERGY EQUIPMENT & SERVICES -- 1.7%
         34,900  Acergy SA                                                 741,727
         25,525  Aker Kvaerner ASA ORD                                     727,439
         25,921  Cameron International Corp.(1)                          2,416,615
         11,646  Core Laboratories N.V.(1)                               1,365,494
         12,200  Dawson Geophysical Co.(1)                                 817,644
        116,700  Dresser-Rand Group Inc.(1)                              4,154,520
         94,516  Grey Wolf Inc.(1)                                         480,141
          9,895  Halliburton Co.                                           362,256
         72,038  National Oilwell Varco, Inc.(1)                         4,909,389
         24,530  OAO TMK GDR                                             1,063,506
         66,822  Saipem SpA ORD                                          2,693,676

Shares/Principal Amount                                                      Value

         25,651  Schlumberger Ltd.                                     $ 2,397,086
                                                                    --------------
                                                                        22,129,493
                                                                    --------------
FOOD & STAPLES RETAILING -- 1.3%
      7,991,000  Alliance Global Group Inc. ORD(1)                       1,078,535
        177,758  Cencosud SA ORD                                           670,347
         33,400  Costco Wholesale Corp.                                  2,251,160
        116,453  Kroger Co. (The)                                        3,348,024
          1,065  Shinsegae Co. Ltd. ORD                                    838,340
         15,432  Shoppers Drug Mart Corp. ORD                              846,769
        240,853  Tesco plc ORD                                           2,374,307
         12,900  Walgreen Co.                                              472,011
         93,733  Wal-Mart Stores, Inc.                                   4,489,811
         20,307  X5 Retail Group N.V. GDR(1)                               637,117
                                                                    --------------
                                                                        17,006,421
                                                                    --------------
FOOD PRODUCTS -- 1.5%
         15,100  Campbell Soup Co.                                         554,472
        687,000  China Yurun Food Group Ltd. ORD                         1,130,911
         50,800  ConAgra Foods, Inc.                                     1,271,016
         32,401  General Mills, Inc.                                     1,948,920
         20,840  Groupe Danone ORD(2)                                    1,839,109
         22,300  H.J. Heinz Co.                                          1,054,790
         16,900  Hershey Co. (The)                                         674,479
         65,300  Kraft Foods Inc. Cl A                                   2,256,115
          5,790  Nestle SA ORD                                           2,770,621
         40,100  Unilever N.V. New York Shares                           1,420,342
         66,800  Wm. Wrigley Jr. Co.                                     4,275,200
                                                                    --------------
                                                                        19,195,975
                                                                    --------------
GAS UTILITIES -- 0.1%
      2,106,000  China Gas Holdings Ltd. ORD(2)                            982,007
         10,500  WGL Holdings Inc.                                         346,920
                                                                    --------------
                                                                         1,328,927
                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
         18,100  Alcon, Inc.                                             2,518,434
        114,458  Baxter International Inc.                               6,852,600
         11,600  Beckman Coulter, Inc.                                     820,468
         86,451  Becton, Dickinson & Co.                                 7,152,092
         13,000  Boston Scientific Corp.(1)                                164,190
         16,800  Covidien Ltd.                                             673,848
         45,700  DENTSPLY International Inc.                             1,955,046
          9,800  Idexx Laboratories, Inc.(1)                               592,900
          8,300  Intuitive Surgical Inc.(1)                              2,719,744
         18,600  Inverness Medical Innovations, Inc.(1)                  1,091,448
         10,500  Medtronic, Inc.                                           533,925
          6,100  Mentor Corp.(2)                                           229,299

------

Strategic Allocation: Aggressive

Shares/Principal Amount                                                      Value

          3,985  Mettler-Toledo International, Inc.(1)                    $463,695
          5,480  Sonova Holding AG ORD                                     586,752
         23,600  Symmetry Medical Inc.(1)                                  397,424
         10,700  Terumo Corp. ORD                                          540,387
          2,600  Zimmer Holdings Inc.(1)                                   168,298
                                                                    --------------
                                                                        27,460,550
                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- 1.4%
            546  AMERIGROUP Corp.(1)                                        18,766
         99,686  Express Scripts, Inc.(1)                                6,753,726
         30,940  Fresenius Medical Care AG & Co. KGaA ORD                1,727,017
         24,487  Humana Inc.(1)                                          1,886,234
         12,800  LifePoint Hospitals Inc.(1)                               404,992
             39  McKesson Corp.                                              2,602
         42,800  Medco Health Solutions Inc.(1)                          4,279,572
         31,200  Patterson Companies, Inc.(1)                            1,004,016
          6,300  Quest Diagnostics Inc.                                    346,878
          2,429  UnitedHealth Group Inc.                                   133,595
         11,100  Universal Health Services, Inc. Cl B                      565,545
         18,900  VCA Antech Inc.(1)                                        775,467
         10,738  WellCare Health Plans Inc.(1)                             417,816
                                                                    --------------
                                                                        18,316,226
                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- 1.0%
          9,400  Accor SA ORD                                              796,921
         48,800  Bally Technologies, Inc.(1)                             2,034,960
          6,382  Choice Hotels International Inc.                          221,136
         50,670  Compass Group plc ORD                                     331,843
        179,500  Genting Bhd ORD                                           425,973
         18,200  International Speedway Corp.                              775,502
         17,500  Las Vegas Sands Corp.(1)                                1,984,500
         50,631  McDonald's Corp.                                        2,960,395
          9,702  Modetour Network Inc. ORD                                 535,699
        365,500  Resorts World Bhd ORD                                     413,950
         23,900  Speedway Motorsports Inc.                                 806,625
         21,838  Sun International Ltd. ORD                                455,126
        140,210  TUI Travel plc ORD(1)                                     793,421
         27,729  WMS Industries Inc.(1)                                    926,149
                                                                    --------------
                                                                        13,462,200
                                                                    --------------
HOUSEHOLD DURABLES -- 0.3%
         12,400  Makita Corp. ORD                                          551,641
         45,638  Newell Rubbermaid Inc.                                  1,222,185
         27,300  Tempur-Pedic International Inc.(2)                        810,537
         28,200  Tupperware Brands Corp.                                   983,616
        111,346  Urbi Desarrollos Urbanos, SAB de CV ORD(1)                377,541

Shares/Principal Amount                                                      Value

          1,700  Whirlpool Corp.                                          $137,632
                                                                    --------------
                                                                         4,083,152
                                                                    --------------
HOUSEHOLD PRODUCTS -- 0.9%
          2,417  Colgate-Palmolive Co.                                     193,553
          9,442  Energizer Holdings Inc.(1)                              1,072,894
         18,700  Kimberly-Clark Corp.                                    1,305,447
        103,789  Procter & Gamble Co. (The)                              7,680,387
         33,652  Reckitt Benckiser Group plc ORD                         1,999,153
                                                                    --------------
                                                                        12,251,434
                                                                    --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
        151,340  International Power plc ORD                             1,452,217
          6,700  NRG Energy Inc.(1)                                        284,013
     13,225,664  OJSC TGC-5 ORD(1)                                          11,771
                                                                    --------------
                                                                         1,748,001
                                                                    --------------
INDUSTRIAL CONGLOMERATES -- 1.5%
          4,100  3M Co.                                                    341,366
         30,890  Barloworld Ltd. ORD                                       516,618
         68,577  Enka Insaat ve Sanayi AS ORD                            1,104,598
        286,607  General Electric Co.                                   10,974,182
        215,000  Keppel Corp. Ltd. ORD                                   2,001,212
         23,988  McDermott International, Inc.(1)                        1,254,572
         57,991  Murray & Roberts Holdings Ltd. ORD                        819,227
          8,690  Siemens AG ORD                                          1,319,150
         12,100  Tyco International Ltd.                                   485,573
                                                                    --------------
                                                                        18,816,498
                                                                    --------------
INSURANCE -- 2.0%
         11,780  Ace, Ltd.                                                 704,797
         34,650  Admiral Group plc ORD                                     742,827
          6,000  Allianz SE ORD                                          1,235,504
         33,600  Allstate Corp.                                          1,717,632
         52,400  American International Group, Inc.                      3,046,012
         21,000  Aon Corp.                                               1,049,370
         27,698  Arch Capital Group Ltd.(1)                              1,932,766
         11,822  Aspen Insurance Holdings Ltd.                             340,474
         36,067  AXA SA ORD(2)                                           1,463,455
         43,139  Axis Capital Holdings Ltd.                              1,645,321
         46,100  Chubb Corp.                                             2,514,755
         18,382  Endurance Specialty Holdings Ltd.                         742,449
         16,600  Genworth Financial Inc. Cl A                              435,584
         13,500  Hartford Financial Services Group Inc. (The)            1,286,820

------

Strategic Allocation: Aggressive

Shares/Principal Amount                                                      Value

         25,480  LIG Non-Life Insurance Co., Ltd. ORD                     $631,435
         17,000  Loews Corp.                                               812,430
         57,200  Marsh & McLennan Companies, Inc.                        1,436,864
         63,600  QBE Insurance Group Ltd. ORD                            1,840,897
            280  Sony Financial Holdings Inc. ORD(1)                     1,058,030
         10,600  Torchmark Corp.                                           653,808
          2,617  Travelers Companies, Inc. (The)                           138,989
                                                                    --------------
                                                                        25,430,219
                                                                    --------------
INTERNET & CATALOG RETAIL -- 0.6%
         67,344  Amazon.com, Inc.(1)                                     6,098,673
         15,900  Priceline.com Inc.(1)(2)                                1,809,420
                                                                    --------------
                                                                         7,908,093
                                                                    --------------
INTERNET SOFTWARE & SERVICES -- 1.0%
        172,504  Alibaba.com Ltd. ORD(1)(2)                                885,107
            823  Baidu.com, Inc. ADR(1)                                    314,353
         27,978  eBay Inc.(1)                                              938,102
          9,900  Equinix Inc.(1)(2)                                      1,030,689
         12,496  Google Inc. Cl A(1)                                     8,659,729
          4,369  NHN Corp. ORD(1)                                        1,240,645
                                                                    --------------
                                                                        13,068,625
                                                                    --------------
IT SERVICES -- 1.2%
         63,603  Accenture Ltd. Cl A                                     2,198,120
        499,934  Dimension Data Holdings plc(2)                            626,861
         30,800  DST Systems, Inc.(1)                                    2,610,300
          8,700  Fiserv, Inc.(1)                                           446,571
         56,140  International Business Machines Corp.                   5,904,805
         12,555  MasterCard Inc. Cl A                                    2,519,161
         48,823  Rolta India Ltd. ORD                                      901,111
         26,500  Tata Consultancy Services Ltd. ORD                        681,418
          9,370  Western Union Co. (The)                                   211,762
                                                                    --------------
                                                                        16,100,109
                                                                    --------------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
         28,116  Eastman Kodak Co.                                         660,164
         11,900  RC2 Corp.(1)                                              346,052
                                                                    --------------
                                                                         1,006,216
                                                                    --------------
LIFE SCIENCES TOOLS & SERVICES -- 1.3%
         15,500  Charles River Laboratories(1)                             984,715
         16,900  Illumina, Inc.(1)                                         976,651
         36,337  Invitrogen Corp.(1)                                     3,525,052
         33,200  PerkinElmer, Inc.                                         905,696

Shares/Principal Amount                                                      Value

        176,700  Thermo Fisher Scientific Inc.(1)                     $ 10,184,988
                                                                    --------------
                                                                        16,577,102
                                                                    --------------
MACHINERY -- 2.2%
         83,926  AGCO Corp.(1)                                           5,785,859
         17,540  Caterpillar Inc.                                        1,261,126
          5,430  CNH Global N.V.                                           333,022
          4,109  Cummins Inc.                                              480,342
         15,223  Deere & Co.                                             2,615,311
         14,390  Doosan Infracore Co., Ltd. ORD                            511,265
         15,700  Dover Corp.                                               726,596
         38,000  Eaton Corp.                                             3,393,780
          5,600  Fanuc Ltd. ORD                                            585,785
         41,900  Flowserve Corp.                                         3,942,371
         36,752  GEA Group AG ORD(1)                                     1,331,720
          2,384  Hyundai Heavy Industries Co., Ltd. ORD                  1,218,819
          2,600  Hyundai Mipo Dockyard Co., Ltd. ORD                       902,406
         18,300  Ingersoll-Rand Company Ltd. Cl A                          945,012
         26,200  Lupatech SA ORD                                           728,993
         21,800  Manitowoc Co., Inc. (The)                                 955,930
          6,030  Metso Oyj ORD(2)                                          327,080
          9,500  Parker-Hannifin Corp.                                     754,585
         17,100  Samsung Heavy Industries Co., Ltd. ORD                    786,176
         49,000  Sumitomo Heavy Industries Ltd. ORD                        532,477
          9,980  Valmont Industries, Inc.(2)                               783,330
                                                                    --------------
                                                                        28,901,985
                                                                    --------------
MARINE -- 0.2%
          9,500  DryShips Inc.(2)                                          897,560
        122,000  Nippon Yusen Kabushiki Kaisha ORD                       1,059,030
        380,000  U-Ming Marine Transport Corp. ORD                       1,015,413
                                                                    --------------
                                                                         2,972,003
                                                                    --------------
MEDIA -- 1.6%
         10,123  British Sky Broadcasting Group plc ORD                    130,213
         53,808  DIRECTV Group, Inc. (The)(1)                            1,338,205
         51,857  EchoStar Communications Corp. Cl A(1)                   2,235,037
         24,003  Focus Media Holding Ltd. ADR(1)(2)                      1,354,729
         26,100  Gannett Co., Inc.                                         959,175
         69,758  Liberty Global, Inc. Series A(1)                        2,833,570
         59,900  Net Servicos de Comunicacao SA ORD(1)                     886,667

------

Strategic Allocation: Aggressive

Shares/Principal Amount                                                      Value

          3,821  Omnicom Group Inc.                                       $186,274
         60,880  Reed Elsevier plc ORD                                     765,484
         11,903  Regal Entertainment Group Cl A                            235,560
         87,600  Time Warner Inc.                                        1,511,976
        119,875  Viacom Inc. Cl B(1)                                     5,037,147
        101,115  Walt Disney Co. (The)                                   3,351,962
                                                                    --------------
                                                                        20,825,999
                                                                    --------------
METALS & MINING -- 1.6%
         11,641  Anglo American plc                                        776,243
         20,546  Anglo American plc ORD                                  1,391,173
         65,704  BHP Billiton Ltd. ORD(2)                                2,496,766
        499,613  China Steel Corp. ORD                                     656,818
         58,394  Cia Vale do Rio Doce ADR                                2,019,264
         53,302  Exxaro Resources Ltd. ORD                                 812,887
         26,407  Freeport-McMoRan Copper & Gold, Inc.                    2,612,444
         21,303  Impala Platinum Holdings Limited ORD                      739,185
         46,898  JSW Steel Ltd. ORD                                      1,197,019
        111,000  Kobe Steel Ltd. ORD                                       365,489
         29,087  Kumba Iron Ore Ltd. ORD(2)                              1,152,305
         10,500  Nucor Corp.                                               621,705
          2,410  OJSC MMC Norilsk Nickel ADR                               697,775
        180,930  Oxiana Ltd. ORD(2)                                        641,452
          1,266  POSCO ORD                                                 799,716
         36,000  PT International Nickel Indonesia Tbk ORD                 363,622
         10,350  Rio Tinto Ltd. ORD(2)                                   1,332,201
         14,487  Southern Copper Corp.(2)                                1,602,987
        158,000  Sumitomo Metal Industries Ltd. ORD(2)                     700,617
                                                                    --------------
                                                                        20,979,668
                                                                    --------------
MULTI-UTILITIES -- 0.3%
          1,900  Ameren Corp.                                              102,315
          3,400  Consolidated Edison, Inc.                                 164,730
         40,400  Puget Energy, Inc.                                      1,134,028
         21,370  Suez SA ORD                                             1,415,724
         14,200  Wisconsin Energy Corp.                                    679,328
         12,300  XCEL Energy Inc.                                          284,253
                                                                    --------------
                                                                         3,780,378
                                                                    --------------
MULTILINE RETAIL -- 0.5%
         33,378  Big Lots, Inc.(1)                                         623,167
          4,529  Hyundai Department Store Co. Ltd. ORD                     553,250
          5,000  Kohl's Corp.(1)                                           246,400
        123,907  La Polar SA ORD                                           935,492
         57,247  Lojas Renner SA ORD                                     1,337,993
         32,700  Marisa SA ORD(1)                                          195,072

Shares/Principal Amount                                                      Value

        106,000  Parkson Retail Group Ltd. ORD(2)                      $ 1,124,702
          6,760  PPR SA ORD                                              1,139,299
          4,400  Target Corp.                                              264,264
                                                                    --------------
                                                                         6,419,639
                                                                    --------------
OFFICE ELECTRONICS -- 0.3%
         35,000  Canon, Inc. ORD                                         1,842,448
        110,114  Xerox Corp.(1)                                          1,858,724
                                                                    --------------
                                                                         3,701,172
                                                                    --------------
OIL, GAS & CONSUMABLE FUELS -- 5.7%
         42,800  Apache Corp.                                            4,142,612
        120,690  BG Group plc ORD                                        2,529,111
         24,300  BP plc ADR                                              1,767,582
         66,629  Chevron Corp.                                           5,848,027
        730,000  China Petroleum & Chemical Corp. Cl H ORD               1,110,403
         64,000  China Shenhua Energy Co. Ltd. Cl H ORD                    380,515
        673,000  CNOOC Ltd. ORD                                          1,240,906
         80,868  ConocoPhillips                                          6,472,674
         40,500  Devon Energy Corporation                                3,353,805
         35,246  EnCana Corp.                                            2,299,802
         19,950  ENI SpA ORD                                               712,931
        200,821  Exxon Mobil Corp.                                      17,905,199
         13,348  GS Holdings Corp. ORD                                     900,416
         24,329  KazMunaiGas Exploration Production GDR                    652,739
         15,874  OAO Gazprom ADR(1)                                        833,335
          9,549  OAO LUKOIL ORD                                            823,637
          3,407  Occidental Petroleum Corp.                                237,706
         27,180  Oil & Gas Development Co. Ltd. GDR                        530,010
         29,952  Petroleo Brasileiro SA ADR                              2,884,378
      3,332,000  PT Bumi Resources Tbk ORD                               2,021,604
         28,744  Reliance Industries Ltd. ORD                            2,073,523
         39,900  Royal Dutch Shell plc ADR                               3,249,057
         59,400  StatoilHydro ASA ORD                                    1,930,630
          9,200  Suncor Energy Inc. ORD                                    879,788
         30,350  Total SA ORD                                            2,456,389
          7,402  Valero Energy Corp.                                       481,648
         64,800  XTO Energy Inc.                                         4,005,936
                                                                    --------------
                                                                        71,724,363
                                                                    --------------
PAPER & FOREST PRODUCTS -- 0.2%
        373,433  Nine Dragons Paper Holdings Ltd. ORD                      941,988
         17,800  Weyerhaeuser Co.                                        1,302,604
                                                                    --------------
                                                                         2,244,592
                                                                    --------------
PERSONAL PRODUCTS -- 0.1%
          3,800  Estee Lauder Companies, Inc. (The) Cl A                   170,544

------

Strategic Allocation: Aggressive

Shares/Principal Amount                                                      Value

          6,060  L'Oreal SA ORD                                           $841,049
                                                                    --------------
                                                                         1,011,593
                                                                    --------------
PHARMACEUTICALS -- 3.1%
         35,400  Abbott Laboratories                                     2,035,854
         44,100  Allergan, Inc.                                          2,956,464
         14,700  Bristol-Myers Squibb Co.                                  435,561
         57,775  Eli Lilly and Company                                   3,059,186
         20,660  GlaxoSmithKline plc ORD                                   545,551
        166,175  Johnson & Johnson                                      11,256,695
         36,547  Merck & Co., Inc.                                       2,169,430
         16,950  Novartis AG ORD                                           960,872
         32,790  Novo Nordisk AS B Shares ORD                            4,145,795
         27,557  OJSC Pharmstandard GDR(1)                                 647,748
        155,100  Pfizer Inc.                                             3,685,176
         10,879  Roche Holding AG ORD                                    2,067,666
         68,900  Schering-Plough Corp.                                   2,156,570
         78,500  Shire plc ORD                                           1,863,254
          5,555  Watson Pharmaceuticals, Inc.(1)                           162,817
         27,900  Wyeth                                                   1,369,890
                                                                    --------------
                                                                        39,518,529
                                                                    --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
        904,000  Agile Property Holdings Ltd. ORD(2)                     1,801,576
         64,498  DLF Ltd. ORD                                            1,539,630
         43,898  LPS Brasil - Consultoria de Imoveis SA ORD(1)             681,555
      1,063,700  Robinsons Land Corp. ORD                                  460,313
         42,000  Sumitomo Realty & Development Co. Ltd. ORD              1,275,847
                                                                    --------------
                                                                         5,758,921
                                                                    --------------
ROAD & RAIL -- 0.2%
          4,786  Burlington Northern Santa Fe Corp.                        399,727
          5,638  CSX Corp.                                                 236,796
            120  East Japan Railway Co. ORD                                992,436
         26,500  Heartland Express, Inc.(2)                                385,045
          5,362  Norfolk Southern Corp.                                    274,588
          3,677  Union Pacific Corp.                                       463,817
                                                                    --------------
                                                                         2,752,409
                                                                    --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.1%
         67,537  Applied Materials, Inc.                                 1,271,722
          1,760  ASM International N.V.(2)                                  41,096
         12,122  ASML Holding N.V. ORD                                     420,742
        355,209  Intel Corp.                                             9,263,851
         58,400  Intersil Corp. Cl A                                     1,456,496

Shares/Principal Amount                                                      Value

         65,400  MEMC Electronic Materials Inc.(1)                     $ 5,073,732
         54,400  Microsemi Corp.(1)                                      1,244,672
        124,266  NVIDIA Corp.(1)                                         3,919,350
         58,300  OmniVision Technologies, Inc.(1)(2)                     1,085,546
         32,600  PMC-Sierra, Inc.(1)                                       228,852
          2,479  Samsung Electronics ORD                                 1,518,575
         56,500  Semtech Corp.(1)                                          862,190
         21,700  Silicon Laboratories Inc.(1)                              805,938
         15,623  Texas Instruments Inc.                                    493,218
                                                                    --------------
                                                                        27,685,980
                                                                    --------------
SOFTWARE -- 2.9%
         86,000  Activision, Inc.(1)                                     1,904,900
         61,366  Adobe Systems Inc.(1)                                   2,585,963
         36,900  Electronic Arts Inc.(1)                                 2,073,411
        361,672  Microsoft Corporation                                  12,152,179
          9,300  MicroStrategy Inc. Cl A(1)                                937,905
         16,200  Nintendo Co., Ltd. ORD                                  9,955,071
        242,801  Oracle Corp.(1)                                         4,899,724
         12,930  SAP AG ORD                                                659,123
         16,806  Totvs SA ORD                                              570,487
         19,529  VMware, Inc. Cl A(1)(2)                                 1,784,365
                                                                    --------------
                                                                        37,523,128
                                                                    --------------
SPECIALTY RETAIL -- 2.4%
         36,200  Aeropostale Inc.(1)                                       924,910
         18,346  AutoZone, Inc.(1)                                       2,047,964
         14,900  Best Buy Co., Inc.                                        760,645
         28,859  Dufry South America Ltd. BDR(1)                           831,081
        113,100  Esprit Holdings Ltd. ORD                                1,707,253
        153,497  GameStop Corp. Cl A(1)                                  8,818,402
         34,000  Gap, Inc. (The)                                           693,600
         60,300  Guess?, Inc.                                            2,829,879
         20,600  Home Depot, Inc. (The)                                    588,336
         31,550  Inditex SA ORD                                          2,191,266
         16,588  J. Crew Group Inc.(1)                                     797,053
         30,800  Lowe's Companies, Inc.                                    751,828
         43,193  RadioShack Corp.                                          799,071
         28,600  Staples, Inc.                                             677,820
        174,510  TJX Companies, Inc. (The)                               5,120,123
         38,000  Urban Outfitters Inc.(1)                                  995,600
          5,920  Yamada Denki Co. Ltd. ORD                                 685,713
                                                                    --------------
                                                                        31,220,544
                                                                    --------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
         20,690  Bulgari SpA ORD                                           306,451
        166,161  Burberry Group plc ORD                                  1,966,581
         16,620  Compagnie Financiere Richemont SA Cl A ORD              1,142,547

------

Strategic Allocation: Aggressive

Shares/Principal Amount                                                      Value

         25,500  Crocs, Inc.(1)                                           $995,265
          7,800  VF Corp.                                                  583,362
                                                                    --------------
                                                                         4,994,206
                                                                    --------------
THRIFTS & MORTGAGE FINANCE -- 0.4%
          9,800  Countrywide Financial Corp.(2)                            106,036
         77,700  Freddie Mac                                             2,724,939
         19,280  Housing Development Finance Corp. Ltd. ORD              1,362,644
         16,000  MGIC Investment Corp.(2)                                  376,320
         44,710  Washington Mutual, Inc.                                   871,845
                                                                    --------------
                                                                         5,441,784
                                                                    --------------
TOBACCO -- 0.4%
         25,758  Altria Group Inc.                                       1,997,790
            320  Japan Tobacco Inc. ORD                                  1,811,978
         23,782  UST Inc.                                                1,376,978
                                                                    --------------
                                                                         5,186,746
                                                                    --------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
        140,000  Marubeni Corp. ORD                                      1,074,604
                                                                    --------------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
          1,820  Cintra Concesiones de Infraestructuras de
                 Transporte SA Entitlement Shares ORD                       29,065
         52,010  Cintra Concesiones de Infraestructuras de
                 Transporte SA ORD(2)                                      831,483
         15,361  Grupo Aeroportuario del Pacifico, SAB de CV ADR           705,531
            529  Mundra Port and Special Economic Zone Ltd.
                 ORD(1)                                                     12,355
                                                                    --------------
                                                                         1,578,434
                                                                    --------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.3%
         67,356  America Movil, SAB de CV ADR                            4,153,171
         42,800  American Tower Corp. Cl A(1)                            1,949,112
         49,320  Bharti Airtel Ltd. ORD(1)                               1,171,826
         23,152  China Mobile Ltd. ADR(2)                                2,122,112
          6,500  Millicom International Cellular SA(1)                     775,320
         13,382  Mobile TeleSystems ADR                                  1,213,747
         44,740  MTN Group Ltd. ORD                                        901,198
        111,236  NII Holdings, Inc.(1)                                   6,135,777
            530  NTT DoCoMo, Inc. ORD                                      841,098
         46,856  Reliance Communication Ventures Ltd. ORD                  799,693
            610  Rogers Communications Inc. Cl B                            25,535
         30,340  Rogers Communications Inc. Cl B ORD                     1,261,183

Shares/Principal Amount                                                      Value

        135,322  SBA Communications Corp. Cl A(1)                      $ 5,066,456
         52,100  Sprint Nextel Corp.                                       808,592
          1,945  United States Cellular Corp.(1)                           159,490
        543,370  Vodafone Group plc ORD                                  2,034,167
                                                                    --------------
                                                                        29,418,477
                                                                    --------------
TOTAL COMMON STOCKS
(Cost $761,837,651)                                                    975,269,433
                                                                    --------------

Preferred Stocks(3)

HOUSEHOLD PRODUCTS(3)
          8,820  Henkel KGaA ORD
(Cost $460,726)                                                            487,025
                                                                    --------------

Corporate Bonds -- 6.2%

AEROSPACE & DEFENSE -- 0.2%
      $ 450,000  DRS Technologies, Inc., 7.625%, 2/1/18(4)                 460,124
        214,000  Honeywell International Inc., 5.30%, 3/15/17              215,620
        325,000  L-3 Communications Corp., 6.125%, 7/15/13                 320,125
        150,000  L-3 Communications Corp., 6.375%, 10/15/15                149,250
        257,000  Lockheed Martin Corp., 6.15%, 9/1/36                      266,359
        380,000  United Technologies Corp., 4.375%, 5/1/10                 381,392
        328,000  United Technologies Corp., 6.05%, 6/1/36                  342,888
                                                                    --------------
                                                                         2,135,758
                                                                    --------------
AUTOMOBILES -- 0.1%
        250,000  DaimlerChrysler N.A. Holding Corp., 6.50%,
                 11/15/13                                                  265,517
        250,000  Ford Motor Co., 7.45%, 7/16/31                            190,000
        475,000  General Motors Corp., 8.375%, 7/15/33(2)                  396,625
                                                                    --------------
                                                                           852,142
                                                                    --------------
BEVERAGES -- 0.1%
        460,000  Coca-Cola Company (The), 5.35%, 11/15/17                  469,387
        250,000  Miller Brewing Co., 4.25%, 8/15/08 (Acquired
                 8/6/03-1/6/04, Cost $251,108)(5)                          248,444
        200,000  PepsiCo, Inc., 4.65%, 2/15/13                             200,138
        470,000  SABMiller plc, 6.20%, 7/1/11 (Acquired 6/27/06,
                 Cost $469,666)(5)                                         492,466
                                                                    --------------
                                                                         1,410,435
                                                                    --------------
CAPITAL MARKETS -- 0.1%
        239,000  Merrill Lynch & Co., Inc., 4.25%, 2/8/10                  234,700

------

Strategic Allocation: Aggressive

Shares/Principal Amount                                                      Value

        439,000  Merrill Lynch & Co., Inc., 4.79%, 8/4/10                 $436,282
                                                                    --------------
                                                                           670,982
                                                                    --------------
CHEMICALS -- 0.1%
      $ 450,000  Hexion US Finance Corp./Hexion Nova Scotia
                 Finance ULC, 9.75%, 11/15/14                              486,000
        375,000  Ineos Group Holdings plc, 8.50%, 2/15/16
                 (Acquired 5/14/07, Cost $378,750)(2)(5)                   339,375
        200,000  Lyondell Chemical Co., 8.25%, 9/15/16                     235,500
        180,000  Rohm and Haas Co., 5.60%, 3/15/13                         187,517
                                                                    --------------
                                                                         1,248,392
                                                                    --------------
COMMERCIAL BANKS -- 0.1%
        330,000  PNC Bank N.A., 4.875%, 9/21/17                            308,035
        237,000  PNC Funding Corp., 5.125%, 12/14/10                       241,418
        269,000  Wachovia Bank N.A., 4.80%, 11/1/14                        256,344
        421,000  Wachovia Bank N.A., 4.875%, 2/1/15                        401,505
        372,000  Wells Fargo & Co., 4.625%, 8/9/10                         374,753
                                                                    --------------
                                                                         1,582,055
                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 0.2%
        450,000  Allied Waste North America, Inc., 6.375%,
                 4/15/11                                                   446,625
        100,000  Allied Waste North America, Inc., 7.875%,
                 4/15/13                                                   103,250
        650,000  Cenveo Corp., 7.875%, 12/1/13                             581,750
        550,000  Corrections Corp. of America, 6.25%, 3/15/13              545,875
        350,000  Deluxe Corp., 7.375%, 6/1/15                              349,125
        170,000  Pitney Bowes, Inc., 5.75%, 9/15/17                        175,696
                                                                    --------------
                                                                         2,202,321
                                                                    --------------
COMMUNICATIONS EQUIPMENT(3)
        575,000  Nordic Telephone Co. Holdings ApS, 8.875%,
                 5/1/16 (Acquired 5/5/06, Cost $600,156)(5)                586,500
                                                                    --------------
CONSUMER FINANCE(3)
        185,000  American Express Centurion Bank, 4.375%, 7/30/09          185,479
        400,000  American Express Centurion Bank, 5.55%, 10/17/12          404,601
                                                                    --------------
                                                                           590,080
                                                                    --------------
CONTAINERS & PACKAGING -- 0.1%
        550,000  Ball Corp., 6.875%, 12/15/12                              562,375

Shares/Principal Amount                                                      Value

      $ 250,000  Graham Packaging Co. Inc., 8.50%, 10/15/12               $234,375
        350,000  Graham Packaging Co. Inc., 9.875%, 10/15/14               322,876
        300,000  Smurfit-Stone Container Enterprises, Inc.,
                 8.00%, 3/15/17                                            289,500
                                                                    --------------
                                                                         1,409,126
                                                                    --------------
DIVERSIFIED -- 0.4%
      5,000,000  Dow Jones CDX N.A. High Yield Secured Note,
                 Series 8-T1, 7.625%, 6/29/12 (Acquired 4/11/07,
                 Cost $4,918,750)(2)(5)                                  4,862,500
                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
        595,000  Bank of America Corp., 4.375%, 12/1/10                    594,806
        303,000  Bank of America N.A., 5.30%, 3/15/17                      294,427
        260,000  Bank of America N.A., 6.00%, 10/15/36                     248,831
        201,000  Citigroup Inc., 6.125%, 8/25/36                           190,602
        300,000  Ford Motor Credit Co., 6.625%, 6/16/08                    295,067
        450,000  Ford Motor Credit Co., 7.375%, 10/28/09                   426,242
        450,000  Ford Motor Credit Co., 7.25%, 10/25/11                    406,570
        245,000  General Electric Capital Corp., 6.125%, 2/22/11           258,759
        340,000  General Electric Capital Corp., 5.625%, 9/15/17           351,556
        750,000  General Motors Acceptance Corp., 6.875%, 9/15/11          655,799
        300,000  General Motors Acceptance Corp., 6.75%, 12/1/14           247,116
        372,000  John Deere Capital Corp., 4.50%, 8/25/08                  370,420
        384,000  John Deere Capital Corp., 5.50%, 4/13/17                  392,969
        360,000  Pricoa Global Funding I, 5.40%, 10/18/12
                 (Acquired 10/11/07, Cost $359,284)(5)                     374,584
                                                                    --------------
                                                                         5,107,748
                                                                    --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
        372,000  AT&T Corp., 7.30%, 11/15/11                               404,489
        270,000  AT&T Inc., 6.80%, 5/15/36                                 296,023
         37,000  BellSouth Corp., 6.875%, 10/15/31                          39,830
        350,000  Citizens Communications Co., 6.25%, 1/15/13               339,938
        158,000  Embarq Corp., 7.08%, 6/1/16                               165,045

------

Strategic Allocation: Aggressive

Shares/Principal Amount                                                      Value

      $ 150,000  Intelsat Bermuda Ltd., 9.25%, 6/15/16                    $153,563
        500,000  Intelsat Subsidiary Holding Co. Ltd., 8.25%,
                 1/15/13                                                   507,500
        250,000  Intelsat Subsidiary Holding Co. Ltd., 8.625%,
                 1/15/15                                                   253,125
        500,000  MetroPCS Wireless, Inc., 9.25%, 11/1/14                   476,250
        775,000  Qwest Communications International Inc., 7.50%,
                 2/15/14                                                   773,062
        565,000  Qwest Corp., 7.875%, 9/1/11                               586,187
         90,000  Qwest Corp., 7.50%, 10/1/14                                91,575
        400,000  Telecom Italia Capital SA, 4.00%, 1/15/10                 393,875
        170,000  Telecom Italia Capital SA, 5.25%, 10/1/15                 165,807
        200,000  Telefonica Emisiones SAU, 7.05%, 6/20/36                  222,971
        219,000  Verizon Communications Inc., 5.55%, 2/15/16               221,234
        150,000  Verizon Communications Inc., 6.25%, 4/1/37                158,067
                                                                    --------------
                                                                         5,248,541
                                                                    --------------
ELECTRIC UTILITIES -- 0.2%
        358,000  Carolina Power & Light Co., 5.15%, 4/1/15                 358,125
        174,000  Carolina Power & Light Co., 5.25%, 12/15/15               175,209
        289,000  Cleveland Electric Illuminating Co. (The),
                 5.70%, 4/1/17                                             285,016
        275,000  Energy Future Holdings Corp., 10.875%, 11/1/17
                 (Acquired 10/24/07, Cost $279,125)(5)                     270,875
        192,000  Florida Power Corp., 4.50%, 6/1/10                        193,622
        170,000  Florida Power Corp., 6.35%, 9/15/37                       182,329
        400,000  Reliant Energy, Inc., 7.625%, 6/15/14                     388,000
        249,000  Southern California Edison Co., 5.625%, 2/1/36            240,192
        135,000  Toledo Edison Co., 6.15%, 5/15/37                         125,129
                                                                    --------------
                                                                         2,218,497
                                                                    --------------
ELECTRICAL EQUIPMENT(3)
        270,000  Rockwell Automation, Inc., 6.25%, 12/1/37                 268,732
                                                                    --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(3)
        500,000  Flextronics International Ltd., 6.50%, 5/15/13            488,750
                                                                    --------------

Shares/Principal Amount                                                      Value

FOOD & STAPLES RETAILING -- 0.2%
      $ 240,000  CVS Caremark Corp., 5.75%, 6/1/17                        $241,830
        450,000  Ingles Markets, Inc., 8.875%, 12/1/11                     456,750
        600,000  SUPERVALU INC., 7.50%, 11/15/14                           622,500
        324,000  Wal-Mart Stores, Inc., 4.125%, 7/1/10                     325,682
        338,000  Wal-Mart Stores, Inc., 5.875%, 4/5/27                     328,841
        280,000  Wal-Mart Stores, Inc., 6.50%, 8/15/37                     288,025
                                                                    --------------
                                                                         2,263,628
                                                                    --------------
FOOD PRODUCTS -- 0.2%
        500,000  Cadbury Schweppes U.S. Finance LLC, 3.875%,
                 10/1/08 (Acquired 6/14/05-10/17/06, Cost
                 $487,521)(5)                                              495,968
        450,000  General Mills Inc., 5.65%, 9/10/12                        464,428
        180,000  Kellogg Co., 6.60%, 4/1/11                                191,688
        270,000  Kellogg Co., 5.125%, 12/3/12                              272,347
        260,000  Kraft Foods Inc., 6.00%, 2/11/13                          269,761
        400,000  Smithfield Foods Inc., 7.75%, 7/1/17                      390,000
                                                                    --------------
                                                                         2,084,192
                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
        325,000  Bausch & Lomb Inc., 9.875%, 11/1/15 (Acquired
                 10/16/07, Cost $333,125)(5)                               329,875
        350,000  Baxter Finco BV, 4.75%, 10/15/10                          353,251
        360,000  Baxter International Inc., 5.90%, 9/1/16                  375,046
        200,000  LVB Acquisition Merger Sub, Inc., 10.00%,
                 10/15/17 (Acquired 10/5/07, Cost $205,500)(5)             203,250
                                                                    --------------
                                                                         1,261,422
                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- 0.1%
        450,000  Community Health Systems Inc., 8.875%, 7/15/15            456,750
        375,000  HCA Inc., 9.25%, 11/15/16                                 389,063
        400,000  Laboratory Corp. of America Holdings, 5.625%,
                 12/15/15                                                  396,686
        250,000  Omnicare Inc., 6.125%, 6/1/13                             226,250
        125,000  Omnicare Inc., 6.875%, 12/15/15                           115,625
        200,000  Sun Healthcare Group, Inc., 9.125%, 4/15/15               201,500
                                                                    --------------
                                                                         1,785,874
                                                                    --------------

------

Strategic Allocation: Aggressive

Shares/Principal Amount                                                      Value

HOTELS, RESTAURANTS & LEISURE -- 0.4%
      $ 187,790  Eldorado Casino Shreveport, 10.00%, 8/1/12               $188,729
        500,000  Majestic Star Casino LLC/Majestic Star Casino
                 Capital Corp., 9.50%, 10/15/10                            483,750
         69,000  Mandalay Resort Group, 9.375%, 2/15/10                     71,588
        190,000  McDonald's Corp., 6.30%, 10/15/37                         197,723
        500,000  MGM Mirage, 8.50%, 9/15/10                                521,249
        400,000  MGM Mirage, 6.75%, 9/1/12                                 389,500
        300,000  Penn National Gaming, Inc., 6.875%, 12/1/11               300,750
        390,000  Royal Caribbean Cruises Ltd., 7.00%, 6/15/13              389,917
        350,000  Royal Caribbean Cruises Ltd., 6.875%, 12/1/13             345,211
        225,000  Six Flags Inc., 8.875%, 2/1/10                            186,188
        400,000  Six Flags Inc., 9.75%, 4/15/13(2)                         294,000
        250,000  Station Casinos Inc., 6.875%, 3/1/16                      200,313
        375,000  Station Casinos Inc., 7.75%, 8/15/16                      354,375
        300,000  Tropicana Entertainment, LLC/Tropicana Finance
                 Corp., 9.625%, 12/15/14(2)                                210,000
        500,000  Wynn Las Vegas LLC, 6.625%, 12/1/14                       487,500
        370,000  Yum! Brands, Inc., 6.875%, 11/15/37                       362,569
                                                                    --------------
                                                                         4,983,362
                                                                    --------------
HOUSEHOLD DURABLES -- 0.1%
        500,000  KB Home, 6.375%, 8/15/11                                  462,500
        425,000  Sealy Mattress Co., 8.25%, 6/15/14                        419,688
        225,000  Standard Pacific Corp., 9.25%, 4/15/12(2)                  79,875
                                                                    --------------
                                                                           962,063
                                                                    --------------
HOUSEHOLD PRODUCTS(3)
        170,000  Kimberly-Clark Corp., 6.125%, 8/1/17                      181,738
        240,000  Procter & Gamble Co. (The), 5.55%, 3/5/37                 240,496
                                                                    --------------
                                                                           422,234
                                                                    --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
        500,000  AES Corp. (The), 8.75%, 5/15/13 (Acquired
                 5/14/04, Cost $510,000)(5)                                522,500

Shares/Principal Amount                                                      Value

      $ 425,000  AES Corp. (The), 8.00%, 10/15/17 (Acquired
                 10/10/07, Cost $430,313)(5)                              $425,000
                                                                    --------------
                                                                           947,500
                                                                    --------------
INDUSTRIAL CONGLOMERATES -- 0.1%
        872,000  General Electric Co., 5.00%, 2/1/13                       884,601
        190,000  General Electric Co., 5.25%, 12/6/17                      188,613
                                                                    --------------
                                                                         1,073,214
                                                                    --------------
INSURANCE -- 0.2%
        350,000  Allstate Financial Global Funding, 4.25%,
                 9/10/08 (Acquired 9/3/03, Cost $349,314)(5)               348,455
        425,000  Fairfax Financial Holdings Ltd., 7.75%,
                 6/15/17(2)                                                414,376
        305,000  Hartford Financial Services Group Inc. (The),
                 5.375%, 3/15/17                                           298,951
        330,000  Lincoln National Corp., 6.30%, 10/9/37                    326,245
        270,000  Prudential Financial, Inc., 6.00%, 12/1/17                267,701
        190,000  Prudential Financial, Inc., 5.40%, 6/13/35                165,442
        170,000  Travelers Companies, Inc. (The), 6.25%, 6/15/37           169,200
                                                                    --------------
                                                                         1,990,370
                                                                    --------------
IT SERVICES -- 0.1%
        350,000  International Business Machines Corp., 5.70%,
                 9/14/17                                                   360,676
        400,000  SunGard Data Systems Inc., 9.125%, 8/15/13                409,000
        325,000  SunGard Data Systems Inc., 10.25%, 8/15/15                336,375
                                                                    --------------
                                                                         1,106,051
                                                                    --------------
MACHINERY(3)
        170,000  Atlas Copco AB, 5.60%, 5/22/17 (Acquired
                 5/15/07, Cost $169,924)(5)                                172,578
        200,000  Rental Service Corp., 9.50%, 12/1/14(2)                   186,500
                                                                    --------------
                                                                           359,078
                                                                    --------------
MEDIA -- 0.4%
        400,000  Cablevision Systems Corp., 8.00%, 4/15/12                 383,000
        325,000  Cadmus Communications Corp., 8.375%, 6/15/14              295,750
        723,000  CCH I, LLC/CCH I Capital Corp., 11.00%, 10/1/15           632,624

------

Strategic Allocation: Aggressive

Shares/Principal Amount                                                      Value

      $ 625,000  Cinemark Inc., VRN, 0.00%, 3/15/09(6)                    $584,375
        353,000  Comcast Corp., 5.90%, 3/15/16                             356,112
        350,000  CSC Holdings, Inc., 8.125%, 8/15/09                       354,375
        250,000  CSC Holdings, Inc., 6.75%, 4/15/12                        235,625
        500,000  Dex Media Inc., 8.00%, 11/15/13                           480,000
        500,000  DirecTV Holdings LLC/DirecTV Financing Co.,
                 Inc., 8.375%, 3/15/13                                     521,250
        500,000  EchoStar DBS Corp., 6.375%, 10/1/11                       508,750
        250,000  Harland Clarke Holdings Corp., 9.50%, 5/15/15             216,250
        300,000  Idearc Inc., 8.00%, 11/15/16                              282,000
        225,000  Mediacom LLC/Mediacom Capital Corp., 9.50%,
                 1/15/13                                                   210,375
        350,000  MediaNews Group, Inc., 6.875%, 10/1/13                    229,250
        100,000  News America Holdings, 7.75%, 1/20/24                     113,684
        450,000  R.H. Donnelley Corp., 8.875%, 1/15/16                     427,500
        490,000  Rogers Cable Inc., 6.25%, 6/15/13                         509,833
        510,000  Time Warner Cable Inc., 5.40%, 7/2/12                     513,671
        140,000  Time Warner Inc., 5.50%, 11/15/11                         141,277
         37,000  Time Warner Inc., 7.625%, 4/15/31                          40,391
                                                                    --------------
                                                                         7,036,092
                                                                    --------------
METALS & MINING -- 0.1%
        325,000  Freeport-McMoRan Copper & Gold Inc., 8.25%,
                 4/1/15                                                    347,750
        375,000  Tube City IMS Corp., 9.75%, 2/1/15                        358,125
        330,000  Xstrata Finance Canada Ltd., 5.50%, 11/16/11
                 (Acquired 11/8/06-11/17/06, Cost $330,204)(5)             338,320
        142,000  Xstrata Finance Canada Ltd., 5.80%, 11/15/16
                 (Acquired 11/8/06, Cost $141,649)(5)                      144,041
                                                                    --------------
                                                                         1,188,236
                                                                    --------------
MULTI-UTILITIES -- 0.2%
        382,000  CenterPoint Energy Resources Corp., 6.50%,
                 2/1/08                                                    382,618
        190,000  CenterPoint Energy Resources Corp., 6.125%,
                 11/1/17                                                   193,974

Shares/Principal Amount                                                      Value

      $ 220,000  CenterPoint Energy Resources Corp., 6.25%,
                 2/1/37                                                   $214,706
        328,000  Consolidated Edison Co. of New York, Inc.,
                 Series 2006 C, 5.50%, 9/15/16                             330,399
        300,000  Dominion Resources Inc., 4.125%, 2/15/08                  299,292
        186,000  Dominion Resources Inc., 4.75%, 12/15/10                  186,054
        370,000  NSTAR Electric Co., 5.625%, 11/15/17                      377,955
        195,000  Pacific Gas & Electric Co., 6.05%, 3/1/34                 193,634
        118,000  Pacific Gas & Electric Co., 5.80%, 3/1/37                 113,139
                                                                    --------------
                                                                         2,291,771
                                                                    --------------
MULTILINE RETAIL -- 0.1%
        127,000  Federated Retail Holdings, Inc., 5.35%, 3/15/12           123,890
        180,000  Kohl's Corp., 6.875%, 12/15/37                            171,590
        440,000  Macy's Retail Holdings, Inc., 5.875%, 1/15/13             439,453
                                                                    --------------
                                                                           734,933
                                                                    --------------
OIL, GAS & CONSUMABLE FUELS -- 0.4%
        170,000  Canadian Natural Resources Ltd., 5.70%, 5/15/17           170,819
        125,000  Chesapeake Energy Corp., 7.625%, 7/15/13                  129,688
        450,000  Chesapeake Energy Corp., 7.50%, 6/15/14                   462,375
        187,000  Devon Financing Corp., ULC, 7.875%, 9/30/31               228,248
        567,000  Enterprise Products Operating L.P., 4.95%,
                 6/1/10                                                    571,684
        190,000  Enterprise Products Operating L.P., 6.30%,
                 9/15/17                                                   195,915
        550,000  Forest Oil Corp., 7.75%, 5/1/14                           560,999
        525,000  Massey Energy Co., 6.625%, 11/15/10                       513,188
        125,000  Massey Energy Co., 6.875%, 12/15/13                       118,750
        270,000  Nexen Inc., 6.40%, 5/15/37                                266,708
        200,000  OPTI Canada Inc., 7.875%, 12/15/14 (Acquired
                 6/25/07, Cost $200,000)(5)                                196,000
        300,000  Pacific Energy Partners L.P./Pacific Energy
                 Finance Corp., 7.125%, 6/15/14                            313,125
        442,000  Premcor Refining Group Inc. (The), 6.125%,
                 5/1/11                                                    462,173

------

Strategic Allocation: Aggressive

Shares/Principal Amount                                                      Value

      $ 225,000  Range Resources Corp., 7.375%, 7/15/13                   $228,938
        400,000  Sabine Pass LNG, L.P., 7.50%, 11/30/16                    380,000
        180,000  Tesoro Corp., 6.25%, 11/1/12                              180,675
        150,000  Tesoro Corp., 6.50%, 6/1/17                               148,875
         90,000  TransCanada PipeLines Ltd., 6.20%, 10/15/37                92,061
        300,000  Williams Companies, Inc. (The), 8.125%, 3/15/12           328,500
        140,000  Williams Companies, Inc. (The), 8.75%, 3/15/32            169,750
        247,000  XTO Energy Inc., 5.30%, 6/30/15                           246,313
        196,000  XTO Energy Inc., 6.10%, 4/1/36                            195,063
                                                                    --------------
                                                                         6,159,847
                                                                    --------------
PAPER & FOREST PRODUCTS -- 0.1%
        450,000  Boise Cascade LLC, 7.125%, 10/15/14                       437,625
        475,000  Georgia-Pacific Corp., 7.70%, 6/15/15                     464,312
        175,000  Georgia-Pacific Corp., 7.125%, 1/15/17
                 (Acquired 12/13/06, Cost $175,000)(5)                     168,438
         51,000  Jefferson Smurfit Corp., 8.25%, 10/1/12                    50,745
        300,000  Verso Paper Holdings LLC/Verso Paper Inc.,
                 9.125%, 8/1/14                                            299,625
                                                                    --------------
                                                                         1,420,745
                                                                    --------------
PHARMACEUTICALS -- 0.2%
        320,000  Abbott Laboratories, 5.875%, 5/15/16                      334,266
        190,000  Abbott Laboratories, 6.15%, 11/30/37                      197,580
        780,000  AstraZeneca plc, 5.40%, 9/15/12                           806,097
        260,000  AstraZeneca plc, 5.90%, 9/15/17                           272,306
        384,000  Wyeth, 5.95%, 4/1/37                                      386,893
                                                                    --------------
                                                                         1,997,142
                                                                    --------------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
        550,000  Host Marriott L.P., 7.00%, 8/15/12                        552,750
        350,000  ProLogis, 5.625%, 11/15/16                                340,523
                                                                    --------------
                                                                           893,273
                                                                    --------------
ROAD & RAIL -- 0.1%
        350,000  Hertz Corp., 8.875%, 1/1/14                               351,750
        375,000  Hertz Corp., 10.50%, 1/1/16                               390,000
        270,000  Union Pacific Corp., 5.75%, 11/15/17                      273,148
                                                                    --------------
                                                                         1,014,898
                                                                    --------------

Shares/Principal Amount                                                      Value

SOFTWARE(3)
      $ 183,000  Intuit Inc., 5.75%, 3/15/17                              $181,621
        394,000  Oracle Corp., 5.00%, 1/15/11                              400,749
                                                                    --------------
                                                                           582,370
                                                                    --------------
SPECIALTY RETAIL -- 0.2%
        375,000  Asbury Automotive Group Inc., 8.00%, 3/15/14              361,875
        300,000  Asbury Automotive Group Inc., 7.625%, 3/15/17             273,000
        325,000  Claire's Stores Inc., 9.25%, 6/1/15 (Acquired
                 5/22/07, Cost $325,000)(2)(5)                             248,625
        485,000  Couche-Tard U.S. L.P./Couche-Tard Financing
                 Corp., 7.50%, 12/15/13                                    482,575
        750,000  GSC Holdings Corp., 8.00%, 10/1/12                        783,750
        180,000  Lowe's Companies, Inc., 5.60%, 9/15/12                    185,764
        300,000  Michaels Stores, Inc., 10.00%, 11/1/14                    297,000
        275,000  Toys "R" Us, Inc., 7.375%, 10/15/18                       211,750
                                                                    --------------
                                                                         2,844,339
                                                                    --------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
        800,000  Perry Ellis International, Inc., 8.875%, 9/15/13          780,000
                                                                    --------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
        850,000  Ashtead Capital Inc., 9.00%, 8/15/16 (Acquired
                 8/1/06-10/5/06, Cost $876,000)(2)(5)                      752,250
        550,000  United Rentals North America, Inc., 6.50%,
                 2/15/12                                                   526,625
        176,000  United Rentals North America, Inc., 7.75%,
                 11/15/13                                                  161,040
                                                                    --------------
                                                                         1,439,915
                                                                    --------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
        150,000  Dobson Communications Corp., 8.875%, 10/1/13              162,000
        246,000  Nextel Communications Inc., 5.95%, 3/15/14                229,444
        400,000  Rural Cellular Corp., 9.875%, 2/1/10                      417,000
        100,000  Syniverse Technologies Inc., 7.75%, 8/15/13                97,000
        226,000  Vodafone Group plc, 5.625%, 2/27/17                       226,494
                                                                    --------------
                                                                         1,131,938
                                                                    --------------
TOTAL CORPORATE BONDS
(Cost $81,101,093)                                                      79,637,046
                                                                    --------------

------

Strategic Allocation: Aggressive

Shares/Principal Amount                                                      Value

U.S. Treasury Securities -- 5.6%

    $ 1,410,000  U.S. Treasury Bonds, 8.125%, 8/15/19(2)(4)            $ 1,914,956
      1,000,000  U.S. Treasury Bonds, 8.125%, 8/15/21(2)(4)              1,389,063
      2,925,000  U.S. Treasury Bonds, 7.125%, 2/15/23(2)(4)              3,811,872
      6,685,000  U.S. Treasury Bonds, 6.125%, 11/15/27(2)(4)             8,158,314
        412,000  U.S. Treasury Bonds, 6.25%, 5/15/30(2)                    518,670
        685,000  U.S. Treasury Bonds, 4.75%, 2/15/37(2)                    723,478
      2,234,486  U.S. Treasury Inflation Indexed Notes, 2.00%,
                 4/15/12(2)(4)                                           2,314,964
      7,000,000  U.S. Treasury Notes, 4.625%, 10/31/11(2)(4)             7,343,441
      2,542,000  U.S. Treasury Notes, 4.875%, 6/30/12(2)(4)              2,698,097
     31,000,000  U.S. Treasury Notes, 4.125%, 8/31/12(2)(4)             31,937,302
      1,000,000  U.S. Treasury Notes, 4.25%, 8/15/14(2)(4)               1,033,751
      2,000,000  U.S. Treasury Notes, 4.50%, 11/15/15(2)(4)              2,087,970
      2,855,000  U.S. Treasury Notes, 4.625%, 2/15/17(2)(4)              2,998,197
      1,500,000  U.S. Treasury Notes, 4.50%, 5/15/17(2)(4)               1,562,111
      3,690,000  U.S. Treasury Notes, 4.75%, 8/15/17(2)(4)               3,916,879
                                                                    --------------
TOTAL U.S. TREASURY SECURITIES
(Cost $69,080,178)                                                      72,409,065
                                                                    --------------

U.S. Government Agency Mortgage-Backed Securities(7) -- 5.1%

          2,089  FHLMC, 6.50%, 12/1/12                                       2,159
         31,251  FHLMC, 7.00%, 6/1/14                                       32,571
        886,400  FHLMC, 4.50%, 1/1/19                                      873,989
        698,375  FHLMC, 5.00%, 1/1/21                                      698,065
      1,688,119  FHLMC, 5.00%, 4/1/21(4)                                 1,687,368
          6,228  FHLMC, 7.00%, 8/1/29                                        6,543
         41,196  FHLMC, 8.00%, 7/1/30                                       44,132
        375,823  FHLMC, 5.50%, 12/1/33                                     376,871
        204,828  FHLMC, 6.50%, 7/1/47                                      208,079
     17,358,837  FNMA, 6.00%, settlement date 1/14/08(8)                17,643,627
      4,775,000  FNMA, 6.50%, settlement date 1/14/08(8)                 4,910,043
         10,324  FNMA, 6.50%, 4/1/12                                        10,684
         64,615  FNMA, 6.00%, 4/1/14                                        66,162
         23,418  FNMA, 7.50%, 6/1/15                                        24,380

Shares/Principal Amount                                                      Value

      $ 214,563  FNMA, 5.50%, 12/1/16                                     $218,056
        562,496  FNMA, 4.50%, 5/1/19                                       554,430
        620,264  FNMA, 4.50%, 5/1/19                                       611,368
        384,143  FNMA, 5.00%, 9/1/20                                       384,185
          2,153  FNMA, 7.00%, 6/1/26                                         2,265
         21,937  FNMA, 7.50%, 3/1/27                                        23,473
          8,467  FNMA, 7.00%, 1/1/29                                         8,908
         55,020  FNMA, 6.50%, 4/1/29                                        57,029
         45,800  FNMA, 6.50%, 8/1/29                                        47,472
         71,564  FNMA, 6.50%, 12/1/29                                       74,177
         22,207  FNMA, 7.00%, 3/1/30                                        23,367
          3,165  FNMA, 7.00%, 5/1/30                                         3,330
         13,730  FNMA, 8.00%, 7/1/30                                        14,662
         11,310  FNMA, 7.50%, 9/1/30                                        12,074
         45,441  FNMA, 7.00%, 9/1/31                                        47,777
         34,526  FNMA, 6.50%, 1/1/32                                        35,714
        183,866  FNMA, 7.00%, 6/1/32                                       193,124
         51,289  FNMA, 6.50%, 8/1/32                                        53,053
        347,008  FNMA, 6.50%, 11/1/32                                      358,821
        343,515  FNMA, 5.50%, 6/1/33                                       345,011
      4,133,027  FNMA, 5.50%, 7/1/33(4)                                  4,151,035
        211,659  FNMA, 5.50%, 8/1/33                                       212,581
      6,484,364  FNMA, 5.00%, 11/1/33(4)                                 6,370,882
      2,778,134  FNMA, 5.50%, 1/1/34(4)                                  2,790,238
      3,570,036  FNMA, 5.00%, 8/1/35(4)                                  3,502,952
      2,142,937  FNMA, 4.50%, 9/1/35(4)                                  2,039,483
      2,406,275  FNMA, 5.00%, 2/1/36(4)                                  2,361,058
      9,197,596  FNMA, 5.50%, 4/1/36(4)                                  9,220,185
      2,704,384  FNMA, 6.50%, 8/1/37(4)                                  2,765,659
         99,637  FNMA, 6.50%, 6/1/47                                       101,147
        262,409  FNMA, 6.50%, 8/1/47                                       266,386
        368,876  FNMA, 6.50%, 8/1/47                                       376,311
         45,651  FNMA, 6.50%, 9/1/47                                        46,571
        332,666  FNMA, 6.50%, 9/1/47                                       339,371
        335,776  FNMA, 6.50%, 9/1/47                                       342,544
        413,188  FNMA, 6.50%, 9/1/47                                       421,516
        575,482  FNMA, 6.50%, 9/1/47                                       587,082
          3,158  GNMA, 7.50%, 10/15/25                                       3,371
         46,794  GNMA, 6.00%, 3/15/26                                       48,205
         12,733  GNMA, 7.00%, 12/15/27                                      13,518
         11,599  GNMA, 6.50%, 2/15/28                                       12,081
         21,155  GNMA, 6.50%, 3/15/28                                       22,036
         11,150  GNMA, 7.00%, 8/15/29                                       11,829
          3,966  GNMA, 7.50%, 5/15/30                                        4,230
         70,262  GNMA, 7.00%, 5/15/31                                       74,475
        274,359  GNMA, 5.50%, 11/15/32                                     278,597
                                                                    --------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $65,534,868)                                                      66,016,312
                                                                    --------------

------

Strategic Allocation: Aggressive

Shares/Principal Amount                                                      Value

Collateralized Mortgage Obligations(7) -- 3.5%

    $ 1,708,747  Banc of America Alternative Loan Trust, Series
                 2007-2, Class 2A4, 5.75%, 6/25/37(4)                  $ 1,674,150
      4,086,564  Banc of America Commercial Mortgage Inc. STRIPS
                 - COUPON, Series 2004-1, Class XP, VRN, 0.63%,
                 12/1/07                                                    69,815
      1,200,000  Banc of America Commercial Mortgage Inc.,
                 Series 2004-2, Class A3 SEQ, 4.05%, 11/10/38(4)         1,176,574
        800,000  Banc of America Commercial Mortgage Inc.,
                 Series 2006-6, Class A3 SEQ, 5.37%, 12/10/16              802,036
      1,860,000  Banc of America Commercial Mortgage Inc.,
                 Series 2007-4, Class A3 SEQ, 5.81%, 8/10/14(4)          1,904,664
        291,005  Banc of America Large Loan, Series 2005 MIB1,
                 Class A1, VRN, 4.80%, 12/15/07, resets monthly
                 off the 1-month LIBOR plus 0.15% with no caps
                 (Acquired 11/18/05, Cost $291,005)(5)                     287,529
      7,765,782  Bear Stearns Commercial Mortgage Securities
                 Trust STRIPS - COUPON, Series 2004 T16, Class
                 X2, VRN, 0.75%, 12/1/07                                   209,862
      1,409,454  Bear Stearns Commercial Mortgage Securities
                 Trust, Series 2006 BBA7, Class A1, VRN, 4.76%,
                 12/17/07, resets monthly off the 1-month LIBOR
                 plus 0.11% with no caps (Acquired 6/5/06, Cost
                 $1,409,454)(4)(5)                                       1,383,979
      2,300,000  Bear Stearns Commercial Mortgage Securities
                 Trust, Series 2006 PW14, Class A4 SEQ, 5.20%,
                 12/1/38(4)                                              2,262,381
      2,836,573  Commercial Mortgage Acceptance Corp. STRIPS -
                 COUPON, Series 1998 C2, Class X, VRN, 1.00%,
                 12/1/07                                                    60,853
         39,779  Commercial Mortgage Pass-Through Certificates,
                 Series 2005 F10A, Class A1, VRN, 4.75%,
                 12/15/07, resets monthly off the 1-month LIBOR
                 plus 0.10% with no caps (Acquired 3/18/05, Cost
                 $39,779)(5)                                                39,599

Shares/Principal Amount                                                      Value

      $ 228,046  Commercial Mortgage Pass-Through Certificates,
                 Series 2005 FL11, Class A1, VRN, 4.80%,
                 12/17/07, resets monthly off the 1-month LIBOR
                 plus 0.15% with no caps (Acquired 11/18/05,
                 Cost $228,046)(5)                                        $225,785
      3,665,687  Countrywide Home Loan Mortgage Pass-Through
                 Trust, Series 2007-16, Class A1, 6.50%,
                 10/25/37(4)                                             3,727,079
        800,000  Credit Suisse First Boston Mortgage Securities
                 Corp., Series 2002 CKN2, Class A3 SEQ, 6.13%,
                 4/15/37                                                   831,865
      3,750,000  Credit Suisse Mortgage Capital Certificates,
                 Series 2007 TF2A, Class A1, VRN, 4.83%,
                 12/15/07, resets monthly off the 1-month LIBOR
                 plus 0.18% with no caps                                 3,672,960
      1,294,761  FHLMC, Series 2541, Class EA, 5.00%, 3/1/16(4)          1,293,966
      1,437,376  FHLMC, Series 2567, Class OD, 5.00%, 8/15/15(4)         1,437,432
        811,154  FHLMC, Series 2900, Class PA, 4.50%, 3/15/14              808,735
        528,503  FHLMC, Series 2937, Class KA, 4.50%, 12/15/14             526,966
        238,161  FNMA, Series 2003-52, Class KF SEQ, VRN, 5.18%,
                 12/25/07, resets monthly off the 1-month LIBOR
                 plus 0.40% with a cap of 7.50%                            239,727
        448,000  FNMA, Series 2003-92, Class PD, 4.50%, 3/25/17            440,320
      2,085,297  FNMA, Series 2005-63, Class HA SEQ, 5.00%,
                 4/25/23(4)                                              2,074,094
      1,650,000  GMAC Commercial Mortgage Securities, Inc.,
                 Series 2005 C1, Class A2 SEQ, 4.47%, 5/10/43(4)         1,637,927
        530,000  Greenwich Capital Commercial Funding Corp.,
                 Series 2005 GG3, Class A2 SEQ, VRN, 4.31%,
                 12/1/07                                                   524,857
        960,584  Greenwich Capital Commercial Funding Corp.,
                 Series 2006 FL4A, Class A1, VRN, 4.78%,
                 12/5/07, resets monthly off the 1-month LIBOR
                 plus 0.09% with no caps (Acquired 12/14/06,
                 Cost $960,584)(5)                                         955,467

------

Strategic Allocation: Aggressive

Shares/Principal Amount                                                      Value

      $ 374,791  GS Mortgage Securities Corp. II, Series 2007
                 EOP, Class A1 VRN, 4.77%, 12/6/07, resets
                 monthly off the 1-month LIBOR plus 0.09% with
                 no caps                                                  $365,571
      2,300,000  LB-UBS Commercial Mortgage Trust, Series 2003
                 C3, Class A3 SEQ, 3.85%, 5/15/27(4)                     2,220,473
      2,500,000  LB-UBS Commercial Mortgage Trust, Series 2004
                 C4, Class A2, VRN, 4.57%, 12/11/07(4)                   2,485,344
      1,253,964  LB-UBS Commercial Mortgage Trust, Series 2005
                 C2, Class A2 SEQ, 4.82%, 4/15/30(4)                     1,254,913
      1,400,000  LB-UBS Commercial Mortgage Trust, Series 2005
                 C3, Class A3 SEQ, 4.65%, 7/30/30(4)                     1,385,307
        300,000  LB-UBS Commercial Mortgage Trust, Series 2006
                 C1, Class A4 SEQ, 5.16%, 2/15/31                          295,784
        215,546  Lehman Brothers Floating Rate Commercial
                 Mortgage Trust, Series 2006 LLFA, Class A1,
                 VRN, 4.73%, 12/17/07, resets monthly off the
                 1-month LIBOR plus 0.08% with no caps (Acquired
                 8/7/06, Cost $215,546)(5)                                 215,304
         22,956  MASTR Alternative Loans Trust, Series 2003-8,
                 Class 4A1, 7.00%, 12/25/33                                 23,362
        900,847  Merrill Lynch Floating Trust, Series 2006-1,
                 Class A1, VRN, 4.72%, 12/15/07, resets monthly
                 off the 1-month LIBOR plus 0.07% with no caps
                 (Acquired 10/31/06, Cost $900,847)(5)                     885,457
        766,312  Thornburg Mortgage Securities Trust, Series
                 2006-5, Class A1, VRN, 4.91%, 12/26/07, resets
                 monthly off the 1-month LIBOR plus 0.12% with
                 no caps                                                   754,516
      4,214,000  Wachovia Bank Commercial Mortgage Trust, Series
                 2006 C23, Class A4, 5.42%, 1/15/45(4)                   4,217,856
        675,000  Washington Mutual Mortgage Pass-Through
                 Certificates, Series 2005 AR4, Class A3, 4.59%,
                 4/25/35                                                   668,374

Shares/Principal Amount                                                      Value

    $ 1,844,053  Wells Fargo Mortgage Backed Securities Trust,
                 Series 2007-11, Class A19 SEQ, 6.00%, 8/25/37         $ 1,854,494
                                                                    --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $44,926,797)                                                      44,895,377
                                                                    --------------

Sovereign Governments & Agencies -- 1.0%

           Euro
      4,800,000  Bundesschatzanweisungen, 3.25%, 6/13/08                 6,996,843
       $ 37,000  Hydro Quebec, 8.40%, 1/15/22                               50,570
            JPY  KfW, VRN, 0.66%, 2/8/08, resets quarterly off
    670,000,000  the 3-month JPY LIBOR minus 0.22% with no caps          6,031,163
      $ 400,000  Province of Quebec, 5.00%, 7/17/09                        409,019
                                                                    --------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $12,387,832)                                                      13,487,595
                                                                    --------------

Asset-Backed Securities(7) -- 0.7%

        176,958  Accredited Mortgage Loan Trust, Series 2006-1,
                 Class A1, VRN, 4.85%, 12/25/07, resets monthly
                 off the 1-month LIBOR plus 0.06% with no caps             175,870
        535,235  Accredited Mortgage Loan Trust, Series 2006-2,
                 Class A1, VRN, 4.83%, 12/26/07, resets monthly
                 off the 1-month LIBOR plus 0.04% with no caps             526,516
        583,749  Capital One Prime Auto Receivables Trust,
                 Series 2004-2, Class A4, VRN, 4.71%, 12/15/07,
                 resets monthly off the 1-month LIBOR plus 0.06%
                 with no caps                                              583,408
      2,500,000  Citibank Credit Card Issuance Trust, Series
                 2007 A2, VRN, 4.79%, 2/21/08, resets quarterly
                 off the 3-month LIBOR minus 0.01% with no
                 caps(4)                                                 2,484,365
        187,397  Countrywide Asset-Backed Certificates, Series
                 2006 BC2, Class 2A1, VRN, 4.83%, 12/26/07,
                 resets monthly off the 1-month LIBOR plus 0.04%
                 with no caps                                              184,745

------

Strategic Allocation: Aggressive

Shares/Principal Amount                                                      Value

       $ 12,920  Long Beach Mortgage Loan Trust, Series 2006-2,
                 Class 2A1, VRN, 4.86%, 12/26/07, resets monthly
                 off the 1-month LIBOR plus 0.07% with no caps             $12,898
        764,545  Long Beach Mortgage Loan Trust, Series 2006-6,
                 Class 2A1, VRN, 4.83%, 12/26/07, resets monthly
                 off the 1-month LIBOR plus 0.04% with no caps             751,528
          4,245  Nomura Home Equity Loan, Inc., Series 2006 HE1,
                 Class A1, VRN, 4.87%, 12/26/07, resets monthly
                 off the 1-month LIBOR plus 0.08% with no caps               4,235
         46,607  Nomura Home Equity Loan, Inc., Series 2006 HE2,
                 Class A1, VRN, 4.85%, 12/26/07, resets monthly
                 off the 1-month LIBOR plus 0.06% with no caps              45,902
        576,475  SLM Student Loan Trust, Series 2006-5, Class
                 A2, VRN, 5.07%, 1/25/08, resets quarterly off
                 the 3-month LIBOR minus 0.01% with no caps                576,099
      2,354,641  SLM Student Loan Trust, Series 2006-10, Class
                 A2, VRN, 5.09%, 1/25/08, resets quarterly off
                 the 3-month LIBOR plus 0.01% with no caps(4)            2,354,721
        970,000  SLM Student Loan Trust, Series 2007-8, Class
                 A1, VRN, 5.21%, 1/25/08, resets quarterly off
                 the 3-month LIBOR plus 0.23% with no caps                 970,000
        309,038  Soundview Home Equity Loan Trust, Series
                 2006-3, Class A1, VRN, 4.83%, 12/26/07, resets
                 monthly off the 1-month LIBOR plus 0.04% with
                 no caps                                                   306,964
                                                                    --------------
TOTAL ASSET-BACKED SECURITIES
(Cost $9,021,791)                                                        8,977,251
                                                                    --------------

Shares/Principal Amount                                                      Value

U.S. Government Agency Securities -- 0.5%

    $ 4,791,000  FHLMC, 4.625%, 10/25/12(4)                            $ 4,921,953
      1,600,000  FNMA, 4.375%, 7/17/13(4)                                1,616,982
                                                                    --------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $6,305,284)                                                        6,538,935
                                                                    --------------

Commercial Paper(9) -- 0.3%

      1,200,000  Cedar Springs Capital Co., 5.20%, 12/14/07
                 (Acquired 11/19/07, Cost $1,195,667)(4)(5)              1,197,494
      1,200,000  Crown Point Capital Co., 4.95%, 12/13/07
                 (Acquired 11/14/07, Cost $1,195,215)(4)(5)              1,197,695
      1,200,000  Legacy Capital LLC, 4.85%, 12/12/07 (Acquired
                 11/13/07, Cost $1,195,312)(4)(5)                        1,197,872
                                                                    --------------
TOTAL COMMERCIAL PAPER
(Cost $3,593,988)                                                        3,593,061
                                                                    --------------

Municipal Securities -- 0.1%

        300,000  Illinois GO, (Taxable Pension), 5.10%, 6/1/33             293,880
        320,000  Orange County Housing Finance Auth. Rev.,
                 Series 2002 B, (Millenia), VRDN, 4.99%, 12/5/07
                 (LOC: Keybank N.A.)                                       320,000
        400,000  Utah Housing Corp. Multifamily Housing Rev.,
                 Series 2004 B, (Tanglewood), VRDN, 4.87%,
                 12/5/07 (LOC: Citibank N.A.)                              400,000
                                                                    --------------
TOTAL MUNICIPAL SECURITIES
(Cost $1,020,890)                                                        1,013,880
                                                                    --------------

Temporary Cash Investments -- 2.9%

Repurchase Agreement, Merrill Lynch & Co., Inc., (collateralized by various U.S. Treasury obligations, 3.68%, 12/27/07, valued at
$38,549,855), in a joint trading account at 3.05%, dated
11/30/07, due 12/3/07 (Delivery value $37,809,608)(4)
(Cost $37,800,000)                                                      37,800,000
                                                                    --------------

------

Strategic Allocation: Aggressive

Shares/Principal Amount                                                      Value

Temporary Cash Investments - Securities Lending Collateral(10) -- 8.5%

Repurchase Agreement, BNP Paribas, (collateralized by various
U.S. Government Agency obligations in a pooled account at the lending agent), 4.65%, dated 11/30/07, due 12/3/07 (Delivery
value $40,015,500)                                                    $ 40,000,000

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 4.56%, dated 11/30/07,
due 12/3/07 (Delivery value $30,062,166)                                30,050,747

Repurchase Agreement, Lehman Brothers, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 4.64%, dated 11/30/07, due 12/3/07
(Delivery value $40,015,467)                                            40,000,000
                                                                    --------------
TOTAL TEMPORARY CASH INVESTMENTS -- SECURITIES LENDING COLLATERAL
(Cost $110,050,747)                                                    110,050,747
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 110.0%
(Cost $1,203,121,845)                                                1,420,175,727
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- (10.0)%                              (129,670,547)
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                          $1,290,505,180
                                                                    ==============

Futures Contracts
                                               Underlying Face       Unrealized
   Contracts Purchased     Expiration Date     Amount at Value       Gain (Loss)
 28     S&P 500 E-Mini
        Futures             December 2007        $ 2,080,750          $(40,496)
270     U.S. Treasury
        2-Year Notes          March 2008          56,729,531           214,706
386     U.S. Treasury
        5-Year Notes          March 2008          42,502,217           399,673
                                                --------------     --------------
                                                 $101,312,498         $573,883
                                                ==============     ==============

                                               Underlying Face       Unrealized
      Contracts Sold        Expiration Date    Amount at Value       Gain (Loss)
 61     U.S. Long Bond        March 2008         $ 7,148,438         $(179,928)
291     U.S. Treasury
        10-Year Notes         March 2008          32,942,109          (540,407)
                                                --------------     --------------
                                                 $40,090,547         $(720,335)
                                                ==============     ==============

------

Strategic Allocation: Aggressive

Swap Agreements
Notional                                         Expiration Date     Unrealized
Amount         Description of Agreement                              Gain (Loss)
CREDIT DEFAULT
    $ 580,000  Pay quarterly a fixed rate           March 2012        $ 92,705
               equal to 0.55% multiplied by
               the notional amount and receive
               from Deutsche Bank Securities
               Inc. upon each default event of
               Lennar Corp., par value of the
               proportional notional amount.
    5,750,000  Pay quarterly a fixed rate           June 2012          108,939
               equal to 0.35% multiplied by
               the notional amount and receive
               from Barclays Bank plc upon
               each default event of one of
               the issues of Dow Jones CDX
               N.A. Investment Grade 8, par
               value of the proportional
               notional amount.
      460,000  Pay quarterly a fixed rate         September 2012         (3)
               equal to 0.35% multiplied by
               the notional amount and receive
               from Merrill Lynch
               International upon each default
               event of Computer Sciences
               Corp., par value of the
               proportional notional amount.
      350,000  Pay quarterly a fixed rate         September 2012        3,647
               equal to 0.36% multiplied by
               the notional amount and receive
               from Barclays Bank plc upon
               each default event of Whirlpool
               Corp., par value of the
               proportional notional amount.
    1,420,000  Pay quarterly a fixed rate         September 2012        3,412
               equal to 0.47% multiplied by
               the notional amount and receive
               from Deutsche Bank AG upon each
               default event of JPMorgan Chase
               & Co., par value of the
               proportional notional amount.
    1,900,000  Pay quarterly a fixed rate         September 2012       23,783
               equal to 0.63% multiplied by
               the notional amount and receive
               from Deutsche Bank AG upon each
               default event of Morgan
               Stanley, par value of the
               proportional notional amount.
    1,900,000  Pay quarterly a fixed rate         September 2012       26,716
               equal to 1.32% multiplied by
               the notional amount and receive
               from Deutsche Bank AG upon each
               default event of Bear Stearns
               Companies Inc. (The), par value
               of the proportional notional
               amount.
      800,000  Pay quarterly a fixed rate         December 2012         (391)
               equal to 0.70% multiplied by
               the notional amount and receive
               from Morgan Stanley Capital
               Services, Inc. upon each
               default event of Citigroup
               Inc., par value of the
               proportional notional amount.
      650,000  Pay quarterly a fixed rate         December 2012        (5,554)
               equal to 0.72% multiplied by
               the notional amount and receive
               from Deutsche Bank AG upon each
               default event of Barclays Bank
               plc, par value of the
               proportional notional amount.
      460,000  Pay quarterly a fixed rate         December 2012         (855)
               equal to 0.73% multiplied by
               the notional amount and receive
               from Barclays Bank plc upon
               each default event of American
               International Group, Inc., par
               value of the proportional
               notional amount.
      370,000  Pay quarterly a fixed rate         December 2012        (2,925)
               equal to 2.85% multiplied by
               the notional amount and receive
               from Barclays Bank plc upon
               each default event of Toll
               Brothers Finance Corp., par
               value of the proportional
               notional amount.
    1,900,000  Pay quarterly a fixed rate           March 2017         12,996
               equal to 0.12% multiplied by
               the notional amount and receive
               from Barclays Bank plc upon
               each default event of Pfizer
               Inc., par value of the
               proportional notional amount.
      950,000  Pay quarterly a fixed rate         September 2017        9,696
               equal to 0.64% multiplied by
               the notional amount and receive
               from Deutsche Bank AG upon each
               default event of JPMorgan Chase
               & Co., par value of the
               proportional notional amount.
                                                                   --------------
                                                                      $272,166
                                                                   ==============

------

Stratetic Allocation: Aggressive

Notes to Schedule of Investments

ADR = American Depositary Receipt

BDR = Brazilian Depositary Receipt

CDX = Credit Derivative Indexes

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GDR = Global Depositary Receipt

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

JPY = Japanese Yen

LB-UBS = Lehman Brothers Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MASTR = Mortgage Asset Securitization Transactions, Inc.

OJSC = Open Joint Stock Company

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2007.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective November 30, 2007.

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of November 30, 2007.

(3) Category is less than 0.05% of total net assets.

(4) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.

(5) Security was purchased under Rule 144A or Section 4(2) of the Securities
Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2007 was $19,485,233, which represented 1.5% of total net assets.

(6) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
November 30, 2007.

(7) Final maturity indicated, unless otherwise noted.

(8) Forward commitment.

(9) The rate indicated is the yield to maturity at purchase.

(10) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of November 30, 2007, securities with an aggregate value of $241,528,741, which represented 18.7% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

See Notes to Financial Statements.

------

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century account (i.e., not a financial intermediary or retirement plan account), American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional,
Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------

                          Beginning     Ending
                           Account      Account      Expenses Paid     Annualized
                            Value        Value       During Period*      Expense
                            6/1/07     11/30/07    6/1/07 - 11/30/07     Ratio*
Strategic Allocation: Conservative

ACTUAL

Investor Class              $1,000     $1,026.10         $5.03            0.99%

Institutional Class         $1,000     $1,027.20         $4.01            0.79%

Advisor Class               $1,000     $1,024.90         $6.29            1.24%

A Class                     $1,000     $1,024.90         $6.29            1.24%

B Class                     $1,000     $1,021.10         $10.08           1.99%

C Class                     $1,000     $1,021.10         $10.08           1.99%

R Class                     $1,000     $1,023.60         $7.56            1.49%

HYPOTHETICAL

Investor Class              $1,000     $1,020.10         $5.01            0.99%

Institutional Class         $1,000     $1,021.11         $4.00            0.79%

Advisor Class               $1,000     $1,018.85         $6.28            1.24%

A Class                     $1,000     $1,018.85         $6.28            1.24%

B Class                     $1,000     $1,015.09         $10.05           1.99%

C Class                     $1,000     $1,015.09         $10.05           1.99%

R Class                     $1,000     $1,017.60         $7.54            1.49%

Strategic Allocation: Moderate

ACTUAL

Investor Class              $1,000     $1,035.00         $5.36            1.05%

Institutional Class         $1,000     $1,036.10         $4.34            0.85%

Advisor Class               $1,000     $1,033.80         $6.63            1.30%

A Class                     $1,000     $1,033.70         $6.63            1.30%

B Class                     $1,000     $1,029.90         $10.43           2.05%

C Class                     $1,000     $1,029.90         $10.43           2.05%

R Class                     $1,000     $1,033.90         $7.90            1.55%

HYPOTHETICAL

Investor Class              $1,000     $1,019.80         $5.32            1.05%

Institutional Class         $1,000     $1,020.81         $4.31            0.85%

Advisor Class               $1,000     $1,018.55         $6.58            1.30%

A Class                     $1,000     $1,018.55         $6.58            1.30%

B Class                     $1,000     $1,014.79         $10.35           2.05%

C Class                     $1,000     $1,014.79         $10.35           2.05%

R Class                     $1,000     $1,017.30         $7.84            1.55%

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------

                          Beginning     Ending
                          Account      Account       Expenses Paid     Annualized
                            Value       Value        During Period*      Expense
                           6/1/07      11/30/07    6/1/07 - 11/30/07     Ratio*
Strategic Allocation: Aggressive

ACTUAL

Investor Class             $1,000     $1,047.60          $6.06            1.18%

Institutional Class        $1,000     $1,048.60          $5.03            0.98%

Advisor Class              $1,000     $1,046.60          $7.34            1.43%

A Class                    $1,000     $1,046.50          $7.34            1.43%

B Class                    $1,000     $1,042.20          $11.16           2.18%

C Class                    $1,000     $1,042.30          $11.16           2.18%

R Class                    $1,000     $1,045.60          $8.62            1.68%

HYPOTHETICAL

Investor Class             $1,000     $1,019.15          $5.97            1.18%

Institutional Class        $1,000     $1,020.16          $4.96            0.98%

Advisor Class              $1,000     $1,017.90          $7.23            1.43%

A Class                    $1,000     $1,017.90          $7.23            1.43%

B Class                    $1,000     $1,014.14          $11.01           2.18%

C Class                    $1,000     $1,014.14          $11.01           2.18%

R Class                    $1,000     $1,016.65          $8.49            1.68%

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2007
                                      Strategic         Strategic        Strategic
                                   Conservative          Moderate       Aggressive
ASSETS

Investment securities, at
value (cost of $655,067,465,
$1,835,238,534 and
$1,093,071,098, respectively)
-- including $90,404,262,
$170,946,403 and $107,931,101
of securities on loan,
respectively                       $723,032,064    $2,112,191,993   $1,310,124,980

Investments made with cash
collateral received for
securities on loan, at value
(cost of $92,206,774,
$174,547,149 and $110,050,747,
respectively)                        92,206,774       174,547,149      110,050,747
                                  -------------    --------------   --------------

Total investment securities,
at value (cost of
$747,274,239, $2,009,785,683
and $1,203,121,845,
respectively)                       815,238,838     2,286,739,142    1,420,175,727

Cash                                         --                --          101,729

Cash collateral received for
securities on loan                       22,219            66,481           17,387

Foreign currency holdings, at
value (cost of $--, $615,752
and $528,720, respectively)                  --           616,509          529,123

Receivable for investments sold       2,648,120        11,640,605        9,816,869

Receivable for capital shares
sold                                    507,942           216,455          252,786

Receivable for variation
margin on futures contracts             167,644           361,667          107,078

Unrealized appreciation
on swap agreements                      489,134           868,149          281,894

Dividends and interest
receivable                            2,923,618         7,645,452        4,156,412
                                  -------------    --------------   --------------
                                    821,997,515     2,308,154,460    1,435,439,005
                                  -------------    --------------   --------------

LIABILITIES

Disbursements in excess of
demand deposit cash                     636,799           538,310               --

Payable for collateral
received for
securities on loan                   92,228,993       174,613,630      110,068,134

Payable for
investments purchased                34,467,215        79,584,212       33,488,320

Payable for capital
shares redeemed                          26,269        18,716,106           23,307

Unrealized depreciation
on swap agreements                       14,715            30,585            9,728

Accrued management fees                 529,624         1,658,142        1,215,326

Distribution fees payable                11,948            50,068           27,740

Service fees (and distribution
fees -- Advisor Class, A Class
and R Class) payable                     46,288           138,568          101,270
                                  -------------    --------------   --------------
                                    127,961,851       275,329,621      144,933,825
                                  -------------    --------------   --------------

NET ASSETS                         $694,035,664    $2,032,824,839   $1,290,505,180
                                  =============    ==============   ==============

See Notes to Financial Statements.

------

NOVEMBER 30, 2007
                                      Strategic         Strategic        Strategic
                                   Conservative          Moderate       Aggressive
NET ASSETS CONSIST OF:

Capital (par value and paid-in
surplus)                           $584,732,546    $1,559,598,277    $ 917,777,051

Undistributed net investment
income                                4,870,192        11,479,205       12,419,040

Undistributed net
realized gain on investment
and foreign currency
transactions                         36,167,634       184,567,226      143,514,607

Net unrealized appreciation on
investments and translation of
assets
and liabilities in
foreign currencies                   68,265,292       277,180,131      216,794,482
                                  -------------    --------------   --------------
                                   $694,035,664    $2,032,824,839   $1,290,505,180
                                  =============    ==============   ==============

INVESTOR CLASS, $0.01 PAR VALUE

Net assets                         $303,358,394      $831,558,619     $659,189,555

Shares outstanding                   50,727,766       108,825,390       69,638,960

Net asset value per share                 $5.98             $7.64            $9.47

INSTITUTIONAL CLASS, $0.01 PAR VALUE

Net assets                         $160,230,374      $520,500,228     $134,722,439

Shares outstanding                   26,776,831        68,093,625       14,202,368

Net asset value per share                 $5.98             $7.64            $9.49

ADVISOR CLASS, $0.01 PAR VALUE

Net assets                         $176,000,518      $410,570,475     $353,945,883

Shares outstanding                   29,446,664        53,799,820       37,498,825

Net asset value per share                 $5.98             $7.63            $9.44

A CLASS, $0.01 PAR VALUE

Net assets                          $33,402,564      $183,547,211      $94,781,939

Shares outstanding                    5,586,979        24,019,996       10,031,915

Net asset value per share                 $5.98             $7.64            $9.45

Maximum offering price
(net asset value divided
by 0.9425)                                $6.34             $8.11           $10.03

B CLASS, $0.01 PAR VALUE

Net assets                           $4,128,864       $35,619,022      $13,382,416

Shares outstanding                      691,598         4,667,657        1,426,900

Net asset value per share                 $5.97             $7.63            $9.38

C CLASS, $0.01 PAR VALUE

Net assets                          $15,953,530       $46,978,202      $32,577,829

Shares outstanding                    2,671,878         6,147,819        3,481,199

Net asset value per share                 $5.97             $7.64            $9.36

R CLASS, $0.01 PAR VALUE

Net assets                             $961,420        $4,051,082       $1,905,119

Shares outstanding                      160,999           531,255          202,731

Net asset value per share                 $5.97             $7.63            $9.40

See Notes to Financial Statements.

------

STATEMENT OF OPERATIONS

YEAR ENDED NOVEMBER 30, 2007
                                      Strategic         Strategic        Strategic
                                   Conservative          Moderate       Aggressive
INVESTMENT INCOME (LOSS)

INCOME:

Interest                            $20,130,181      $ 40,922,266     $ 16,088,711

Dividends (net of foreign
taxes withheld of $159,989,
$869,695 and $656,917,
respectively)                         5,787,508        22,559,366       15,422,544
Securities lending                      190,124           497,667          384,693
                                   ------------     -------------    -------------
                                     26,107,813        63,979,299       31,895,948
                                   ------------     -------------    -------------

EXPENSES:

Management fees                       6,413,770        20,154,639       14,201,804

Distribution fees:

 Advisor Class                          316,024           802,755          626,659

 B Class                                 24,474           258,057           88,246

 C Class                                101,063           293,823          209,804

Service fees:

 Advisor Class                          316,024           802,755          626,659

 B Class                                  8,158            86,019           29,415

 C Class                                 33,688            97,941           69,935

Distribution and
service fees:

 Advisor Class                          109,628           261,134          224,772

 A Class                                 70,636           425,774          214,861

 R Class                                  4,293            15,179            6,912

Directors' fees and expenses             19,520            57,603           37,040

Other expenses                            1,665             9,995           10,848
                                   ------------     -------------    -------------
                                      7,418,943        23,265,674       16,346,955
                                   ------------     -------------    -------------

NET INVESTMENT INCOME (LOSS)         18,688,870        40,713,625       15,548,993
                                   ------------     -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN
(LOSS) ON:

Investment transactions (net
of foreign taxes accrued of
$--, $355,873 and $323,092,
respectively)                        42,260,834       204,208,576      155,957,193

Futures and swaps transactions        1,030,622         2,767,320          470,210

Foreign currency transactions
(net of foreign taxes accrued
of
$--, $510 and $1,021,
respectively)                          (29,861)         (227,781)        (153,687)
                                   ------------     -------------    -------------
                                     43,261,595       206,748,115      156,273,716
                                   ------------     -------------    -------------

CHANGE IN NET
UNREALIZED APPRECIATION
(DEPRECIATION) ON:

Investments (net of foreign
taxes accrued of $--,
$(296,120) and $(236,106),
respectively)                       (5,320,838)       (3,904,669)       17,611,347

Futures and swaps                       229,798           451,821          (4,731)

Translation of assets
and liabilities in
foreign currencies                        1,245          (12,894)         (11,086)
                                   ------------     -------------    -------------
                                    (5,089,795)       (3,465,742)       17,595,530
                                   ------------     -------------    -------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)               38,171,800       203,282,373      173,869,246
                                   ------------     -------------    -------------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING FROM
OPERATIONS                          $56,860,670      $243,995,998     $189,418,239
                                   ============     =============    =============

See Notes to Financial Statements.

------

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED NOVEMBER 30, 2007 AND NOVEMBER 30, 2006
                          Strategic Conservative                Strategic Moderate
Increase
(Decrease) in Net
Assets                       2007           2006             2007             2006

OPERATIONS

Net investment
income (loss)        $ 18,688,870   $ 18,968,763     $ 40,713,625     $ 40,676,548

Net realized gain
(loss)                 43,261,595     22,212,001      206,748,115      121,964,361

Change in net
unrealized
appreciation
(depreciation)        (5,089,795)     24,524,877      (3,465,742)       76,794,131
                     ------------   ------------   --------------   --------------
Net increase
(decrease) in net
assets resulting
from operations        56,860,670     65,705,641      243,995,998      239,435,040
                     ------------   ------------   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS

From net
investment income:

 Investor
 Class                (9,693,254)    (9,389,782)     (19,435,086)     (17,218,291)

 Institutional
 Class                (4,270,288)    (4,117,451)     (10,917,336)     (10,401,308)

 Advisor Class        (4,105,769)    (3,487,807)      (7,618,684)      (6,413,954)

 A Class                (675,760)      (439,910)      (2,980,838)      (1,595,213)

 B Class                 (53,429)       (28,764)        (355,562)        (182,936)

 C Class                (224,837)      (121,972)        (391,808)        (197,404)

 R Class                 (18,817)        (8,885)         (40,775)          (7,788)

From net realized
gains:

 Investor
 Class               (11,253,988)   (11,882,997)     (57,095,854)     (44,948,599)

 Institutional
 Class                (4,383,435)    (4,904,612)     (27,692,858)     (22,412,711)

 Advisor Class        (4,749,015)    (5,025,101)     (24,280,118)     (19,813,445)

 A Class                (747,857)      (569,301)      (9,021,851)      (2,367,848)

 B Class                 (79,601)       (52,745)      (1,868,501)        (390,613)

 C Class                (357,530)      (221,376)      (1,900,884)        (974,581)

 R Class                 (19,051)        (4,342)         (57,065)         (14,176)
                     ------------   ------------   --------------   --------------
Decrease
in net
assets from
distributions        (40,632,631)   (40,255,045)    (163,657,220)    (126,938,867)
                     ------------   ------------   --------------   --------------

CAPITAL SHARE TRANSACTIONS

Net increase
(decrease) in net
assets from
capital share
transactions         (84,189,490)     16,164,244    (229,468,619)      222,283,936
                     ------------   ------------   --------------   --------------
NET INCREASE
(DECREASE) IN NET
ASSETS               (67,961,451)     41,614,840    (149,129,841)      334,780,109

NET ASSETS

Beginning of
period                761,997,115    720,382,275    2,181,954,680    1,847,174,571
                     ------------   ------------   --------------   --------------
End of period        $694,035,664   $761,997,115   $2,032,824,839   $2,181,954,680
                     ============   ============   ==============   ==============

Undistributed net
investment income      $4,870,192     $4,346,460      $11,479,205      $10,275,695
                     ============   ============   ==============   ==============

See Notes to Financial Statements.

------

YEARS ENDED NOVEMBER 30, 2007 AND NOVEMBER 30, 2006
                                                              Strategic Aggressive
Increase (Decrease) in Net Assets                            2007             2006

OPERATIONS

Net investment income (loss)                         $ 15,548,993     $ 15,512,965

Net realized gain (loss)                              156,273,716       80,588,414

Change in net unrealized
appreciation (depreciation)                            17,595,530       65,878,898
                                                   --------------   --------------
Net increase (decrease) in net assets resulting
from operations                                       189,418,239      161,980,277
                                                   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Investor Class                                      (10,903,787)      (7,481,220)

 Institutional Class                                  (1,368,257)      (1,001,670)

 Advisor Class                                        (3,770,832)      (2,761,283)

 A Class                                                (901,403)        (341,076)

 B Class                                                 (40,513)          (6,173)

 C Class                                                 (98,867)         (17,062)

 R Class                                                  (3,579)            (800)

From net realized gains:

 Investor Class                                      (47,617,824)     (31,849,379)

 Institutional Class                                  (5,203,240)      (3,584,446)

 Advisor Class                                       (20,184,747)     (15,165,002)

 A Class                                              (4,836,898)      (1,908,236)

 B Class                                                (637,049)        (261,519)

 C Class                                              (1,551,348)        (721,155)

 R Class                                                 (28,556)          (5,598)
                                                   --------------   --------------
Decrease in net assets from distributions            (97,146,900)     (65,104,619)
                                                   --------------   --------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets
from capital share transactions                     (134,728,749)      105,746,481
                                                   --------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS                (42,457,410)      202,622,139

NET ASSETS

Beginning of period                                 1,332,962,590    1,130,340,451
                                                   --------------   --------------
End of period                                      $1,290,505,180   $1,332,962,590
                                                   ==============   ==============

Undistributed net investment income                   $12,419,040      $12,485,923
                                                   ==============   ==============

See Notes to Financial Statements.

------

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2007

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Strategic Asset Allocations, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Strategic Allocation:
Conservative Fund (Strategic Conservative), Strategic Allocation: Moderate
Fund (Strategic Moderate) and Strategic Allocation: Aggressive Fund (Strategic
Aggressive) (collectively, the funds) are three funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds'
investment objective is to provide as high a level of total return (capital appreciation plus dividend and interest income) as is consistent with each fund's mix of asset types. The funds pursue this objective by diversifying investments among three asset classes -- equity securities, bonds and money market instruments, the mix of which will depend on the risk profile of each fund. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class, the C Class
and the R Class. The A Class may incur an initial sales charge. The A Class, B
Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within
60 days may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the
Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or
there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

------

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin)
are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures and swaps transactions and unrealized appreciation (depreciation) on futures and swaps, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price. The funds account for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

SWAP AGREEMENTS -- The funds may enter into swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the funds anticipate purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A basic swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. Credit default swaps enable an investor to

------

buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default events.
The funds may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and
Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on futures and swaps. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2004. At this time, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly, with the exception of those for Strategic Aggressive, which are declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year. The funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

------

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

On July 27, 2007, the Advisor Class shareholders of each fund approved a change to the class's fee structure. The change was approved by the Board of
Directors on November 29, 2006 and March 7, 2007. Effective September 4, 2007,
the fee structure change resulted in an increase of 0.25% in the unified management fee and a simultaneous decrease of 0.25% in the total distribution and service fee, resulting in no change to the total operating expense ratio of the class.

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for Strategic Conservative ranges from 0.80% to
1.00% for the Investor Class, Advisor Class, A Class, B Class, C Class and R
Class. The annual management fee schedule for Strategic Moderate ranges from
0.90% to 1.10% for the Investor Class, Advisor Class, A Class, B Class, C
Class and R Class. The annual management fee schedule for Strategic Aggressive ranges from 1.00% to 1.20% for the Investor Class, Advisor Class, A Class, B
Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. Prior to September 4, 2007, the Advisor Class was
0.25% less at each point within the range.

The effective annual management fee for each class of each fund for the year ended November 30, 2007, was as follows:

                            Investor, A, B, C & R   Institutional     Advisor
Strategic Conservative              0.99%               0.79%          0.80%
Strategic Moderate                  1.05%               0.85%          0.86%
Strategic Aggressive                1.18%               0.98%          0.99%

ACIM has entered into a Subadvisory Agreement with ACGIM (the subadvisor) on behalf of the funds. The subadvisor makes investment decisions for the international and emerging markets portions of the funds in accordance with the funds' investments objectives, policies and restrictions under the supervision of ACIM and the Board of Directors. ACIM pays all costs associated with retaining ACGIM as the subadvisor of the funds.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the
Advisor Class, A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor
Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. Prior to September 4, 2007, the Board of Directors had adopted a Master Distribution and Shareholder Services Plan, pursuant to Rule 12b-1 of the 1940 Act, for the Advisor Class which provided that the Advisor Class paid ACIS an annual distribution fee of 0.25% and service fee of 0.25%. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the B
Class and the C Class will each pay ACIS an annual distribution fee of 0.75%
and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments

------

to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A Class, B Class, C Class and R Class shares. Fees incurred under the plans during the year ended November 30, 2007, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the corporation's subadvisor, ACGIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American
Century Services, LLC.

Beginning in December 2006, the funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of JPMorgan Chase
& Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of
JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
November 30, 2007, were as follows:

                                      Strategic         Strategic        Strategic
                                   Conservative          Moderate       Aggressive
PURCHASES

Investment Securities other
than U.S. Government & Agency
Obligations                        $366,646,181    $1,419,814,819   $1,093,486,074

U.S. Government &
Agency Obligations                 $713,516,660    $1,432,241,900     $575,155,205

PROCEEDS FROM SALES

Investment Securities other
than U.S. Government & Agency
Obligations                        $447,532,574    $1,724,535,106   $1,302,994,199

U.S. Government &
Agency Obligations                 $733,408,320    $1,463,683,806     $570,016,569

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4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

                                         Year ended                     Year ended
                                  November 30, 2007              November 30, 2006
                             Shares          Amount         Shares          Amount
Strategic Conservative

INVESTOR
CLASS/SHARES
AUTHORIZED              350,000,000                    350,000,000
                       ============                   ============
Sold                     14,057,538    $ 82,042,822     17,114,518    $ 95,744,782

Issued in
reinvestment of
distributions             3,574,350      20,489,453      3,761,004      20,784,371

Redeemed               (35,565,458)   (207,874,829)   (19,075,418)   (106,562,485)
                       ------------   -------------   ------------   -------------
                       (17,933,570)   (105,342,554)      1,800,104       9,966,668
                       ------------   -------------   ------------   -------------
INSTITUTIONAL
CLASS/SHARES
AUTHORIZED              150,000,000                    150,000,000
                       ============                   ============
Sold                      8,301,124      48,499,046      4,160,562      23,264,654

Issued in
reinvestment of
distributions             1,507,435       8,653,723      1,632,748       9,022,063

Redeemed                (9,736,337)    (56,398,684)    (6,737,777)    (37,681,758)
                       ------------   -------------   ------------   -------------
                             72,222         754,085      (944,467)     (5,395,041)
                       ------------   -------------   ------------   -------------
ADVISOR
CLASS/SHARES
AUTHORIZED              200,000,000                    200,000,000
                       ============                   ============
Sold                     10,177,892      59,355,427      8,895,209      49,722,685

Issued in
reinvestment of
distributions             1,541,676       8,842,067      1,537,946       8,500,704

Redeemed               (10,361,586)    (60,358,976)   (10,619,572)    (59,533,321)
                       ------------   -------------   ------------   -------------
                          1,357,982       7,838,518      (186,417)     (1,309,932)
                       ------------   -------------   ------------   -------------
A CLASS/SHARES
AUTHORIZED               25,000,000                     25,000,000
                       ============                   ============
Sold                      2,474,382      14,490,200      2,283,473      12,838,579

Issued in
reinvestment of
distributions               230,053       1,320,044        161,859         894,508

Redeemed                (1,477,894)     (8,623,485)    (1,207,912)     (6,746,149)
                       ------------   -------------   ------------   -------------
                          1,226,541       7,186,759      1,237,420       6,986,938
                       ------------   -------------   ------------   -------------
B CLASS/SHARES
AUTHORIZED               25,000,000                     25,000,000
                       ============                   ============
Sold                        262,748       1,534,525        245,942       1,376,612
Issued in
reinvestment of
distributions                17,166          98,392         11,628          64,231

Redeemed                   (66,592)       (389,484)       (75,143)       (416,520)
                       ------------   -------------   ------------   -------------
                            213,322       1,243,433        182,427       1,024,323
                       ------------   -------------   ------------   -------------
C CLASS/SHARES
AUTHORIZED               25,000,000                     25,000,000
                       ============                   ============
Sold                        988,114       5,777,265        995,198       5,576,845

Issued in
reinvestment of
distributions                53,624         307,329         22,321         123,333

Redeemed                  (388,025)     (2,261,672)      (233,669)     (1,311,463)
                       ------------   -------------   ------------   -------------
                            653,713       3,822,922        783,850       4,388,715
                       ------------   -------------   ------------   -------------
R CLASS/SHARES
AUTHORIZED               25,000,000                     25,000,000
                       ============                   ============
Sold                         99,656         578,686         99,138         547,927

Issued in
reinvestment of
distributions                 6,602          37,868          2,400          13,227

Redeemed                   (53,323)       (309,207)       (10,638)        (58,581)
                       ------------   -------------   ------------   -------------
                             52,935         307,347         90,900         502,573
                       ------------   -------------   ------------   -------------
Net increase
(decrease)             (14,356,855)   $(84,189,490)      2,963,817    $ 16,164,244
                       ============   =============   ============   =============

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                                         Year ended                     Year ended
                                  November 30, 2007              November 30, 2006
                            Shares           Amount         Shares          Amount
Strategic Moderate

INVESTOR
CLASS/SHARES
AUTHORIZED             500,000,000                     500,000,000
                      ============                    ============
Sold                    25,222,510    $ 184,614,684     35,818,506   $ 248,924,664

Issued in
reinvestment of
distributions           10,693,245       75,660,422      9,067,879      61,558,863

Redeemed              (68,316,082)    (502,715,699)   (34,302,222)   (238,298,908)
                      ------------   --------------   ------------   -------------
                      (32,400,327)    (242,440,593)     10,584,163      72,184,619
                      ------------   --------------   ------------   -------------
INSTITUTIONAL
CLASS/SHARES
AUTHORIZED             350,000,000                     350,000,000
                      ============                    ============
Sold                    17,804,358      130,722,409     24,591,031     171,318,753

Issued in
reinvestment of
distributions            5,452,126       38,610,194      4,834,535      32,814,019

Redeemed              (22,018,669)    (159,811,704)   (27,824,837)   (194,449,372)
                      ------------   --------------   ------------   -------------
                         1,237,815        9,520,899      1,600,729       9,683,400
                      ------------   --------------   ------------   -------------
ADVISOR
CLASS/SHARES
AUTHORIZED             250,000,000                     250,000,000
                      ============                    ============
Sold                    14,888,336      109,387,286     16,164,759     111,911,475

Issued in
reinvestment of
distributions            4,500,957       31,811,620      3,859,314      26,172,981

Redeemed              (23,631,624)    (173,458,346)   (19,234,871)   (134,364,245)
                      ------------   --------------   ------------   -------------
                       (4,242,331)     (32,259,440)        789,202       3,720,211
                      ------------   --------------   ------------   -------------
A CLASS/SHARES
AUTHORIZED             100,000,000                     100,000,000
                      ============                    ============
Sold                     6,583,364       47,872,148      6,977,476      48,603,025

Issued in
connection with
acquisition (Note
9)                              --               --     24,717,405     172,002,302

Issued in
reinvestment of
distributions            1,610,776       11,403,180        551,210       3,740,182

Redeemed               (5,545,477)     (40,367,370)   (17,586,987)   (123,025,288)
                      ------------   --------------   ------------   -------------
                         2,648,663       18,907,958     14,659,104     101,320,221
                      ------------   --------------   ------------   -------------
B CLASS/SHARES
AUTHORIZED              50,000,000                      50,000,000
                      ============                    ============
Sold                       745,915        5,434,794        850,734       5,951,484

Issued in
connection with
acquisition (Note
9)                              --               --      3,087,612      21,487,405

Issued in
reinvestment of
distributions              280,667        1,979,937         66,155         448,168

Redeemed                 (822,800)      (6,010,164)      (663,226)     (4,635,123)
                      ------------   --------------   ------------   -------------
                           203,782        1,404,567      3,341,275      23,251,934
                      ------------   --------------   ------------   -------------
C CLASS/SHARES
AUTHORIZED              50,000,000                      50,000,000
                      ============                    ============
Sold                     2,257,837       16,627,151      2,269,562      15,787,053

Issued in
reinvestment of
distributions              238,077        1,682,422        128,868         875,407

Redeemed                 (803,375)      (5,904,050)      (727,904)     (5,069,632)
                      ------------   --------------   ------------   -------------
                         1,692,539       12,405,523      1,670,526      11,592,828
                      ------------   --------------   ------------   -------------
R CLASS/SHARES
AUTHORIZED              50,000,000                      50,000,000
                      ============                    ============
Sold                       717,317        5,193,408         91,485         627,250

Issued in
reinvestment of
distributions               13,731           97,486          3,111          21,104

Redeemed                 (313,645)      (2,298,427)       (17,077)       (117,631)
                      ------------   --------------   ------------   -------------
                           417,403        2,992,467         77,519         530,723
                      ------------   --------------   ------------   -------------
Net increase
(decrease)            (30,442,456)   $(229,468,619)     32,722,518   $ 222,283,936
                      ============   ==============   ============   =============

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                                         Year ended                     Year ended
                                  November 30, 2007              November 30, 2006
                            Shares           Amount         Shares          Amount
Strategic Aggressive

INVESTOR
CLASS/SHARES
AUTHORIZED             350,000,000                     350,000,000
                      ============                    ============
Sold                    17,247,804    $ 152,478,538     24,689,329   $ 203,196,210

Issued in
reinvestment of
distributions            6,896,887       57,260,194      4,864,632      38,527,461

Redeemed              (47,094,459)    (415,778,313)   (19,433,943)   (159,638,170)
                      ------------   --------------   ------------   -------------
                      (22,949,768)    (206,039,581)     10,120,018      82,085,501
                      ------------   --------------   ------------   -------------
INSTITUTIONAL
CLASS/SHARES
AUTHORIZED             150,000,000                     150,000,000
                      ============                    ============
Sold                     9,872,325       88,387,672      5,384,314      44,328,564

Issued in
reinvestment of
distributions              791,404        6,571,497        578,995       4,586,116

Redeemed               (6,186,525)     (54,072,619)    (5,518,295)    (45,364,711)
                      ------------   --------------   ------------   -------------
                         4,477,204       40,886,550        445,014       3,549,969
                      ------------   --------------   ------------   -------------
ADVISOR
CLASS/SHARES
AUTHORIZED             200,000,000                     200,000,000
                      ============                    ============
Sold                    11,328,926      101,418,518     10,768,794      88,481,362

Issued in
reinvestment of
distributions            2,884,094       23,913,925      2,262,325      17,897,492

Redeemed              (13,084,426)    (116,568,809)   (15,779,986)   (130,465,853)
                      ------------   --------------   ------------   -------------
                         1,128,594        8,763,634    (2,748,867)    (24,086,999)
                      ------------   --------------   ------------   -------------
A CLASS/SHARES
AUTHORIZED              25,000,000                      25,000,000
                      ============                    ============
Sold                     3,191,427       28,363,640      5,001,494      41,034,708

Issued in
reinvestment of
distributions              668,822        5,552,197        270,737       2,144,806

Redeemed               (2,494,259)     (22,178,742)    (1,342,299)    (11,028,913)
                      ------------   --------------   ------------   -------------
                         1,365,990       11,737,095      3,929,932      32,150,601
                      ------------   --------------   ------------   -------------
B CLASS/SHARES
AUTHORIZED              25,000,000                      25,000,000
                      ============                    ============
Sold                       364,938        3,215,367        510,072       4,188,988

Issued in
reinvestment of
distributions               73,533          610,270         26,786         212,221

Redeemed                 (134,362)      (1,200,015)       (75,149)       (620,605)
                      ------------   --------------   ------------   -------------
                           304,109        2,625,622        461,709       3,780,604
                      ------------   --------------   ------------   -------------
C CLASS/SHARES
AUTHORIZED              25,000,000                      25,000,000
                      ============                    ============
Sold                     1,134,776       10,045,797      1,268,604      10,378,886

Issued in
reinvestment of
distributions              160,235        1,326,657         79,496         628,153

Redeemed                 (618,440)      (5,459,078)      (361,774)     (2,951,900)
                      ------------   --------------   ------------   -------------
                           676,571        5,913,376        986,326       8,055,139
                      ------------   --------------   ------------   -------------
R CLASS/SHARES
AUTHORIZED              25,000,000                      25,000,000
                      ============                    ============
Sold                       243,565        2,128,916         35,600         288,131

Issued in
reinvestment of
distributions                3,879           32,135            807           6,398

Redeemed                  (85,381)        (776,496)       (10,297)        (82,863)
                      ------------   --------------   ------------   -------------
                           162,063        1,384,555         26,110         211,666
                      ------------   --------------   ------------   -------------
Net increase
(decrease)            (14,835,237)   $(134,728,749)     13,220,242   $ 105,746,481
                      ============   ==============   ============   =============

------

5. SECURITIES LENDING

As of November 30, 2007, securities in Strategic Conservative, Strategic
Moderate and Strategic Aggressive valued at $90,404,262, $170,946,403 and
$107,931,101, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM or ACGIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $92,228,993,
$174,613,630 and $110,068,134, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the year ended
November 30, 2007.

Effective December 12, 2007, the funds, along with certain other funds managed by ACIM or ACGIM, have a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. (the Bank of America agreement). The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the Bank of America agreement bear interest at the Federal Funds rate plus 0.40%.

7. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.
Investing in emerging markets may accentuate these risks.

8. FEDERAL TAX INFORMATION

On December 18, 2007, Strategic Aggressive declared and paid the following per-share distribution from net investment income to shareholders of record on
December 17, 2007. On December 28, 2007, Strategic Conservative and Strategic
Moderate declared and paid the following per-share distribution from net investment income to shareholders of record on December 27, 2007:

                  Investor   Institutional      A         B         C        R
Strategic
Conservative       $0.0425      $0.0458      $0.0384   $0.0260   $0.0260  $0.0342
Strategic
Moderate           $0.0377      $0.0418      $0.0326   $0.0173   $0.0173  $0.0275
Strategic
Aggressive         $0.1279      $0.1464      $0.1047   $0.0352   $0.0352  $0.0815

On December 18, 2007, Strategic Conservative, Strategic Moderate and Strategic
Aggressive declared and paid a per-share distribution from net realized gains to shareholders of record on December 17, 2007 of $0.3657, $0.7442 and
$1.1007, respectively, for each class of the funds.

------

The tax character of distributions paid during the years ended November 30,
2007 and November 30, 2006 were as follows:

             Strategic Conservative      Strategic Moderate          Strategic Aggressive
                 2007          2006          2007          2006          2007          2006
DISTRIBUTIONS PAID FROM

Ordinary
income       $24,988,348   $24,830,279   $82,861,797   $74,904,772   $47,523,168   $30,446,773

Long-term
capital
gains        $15,644,283   $15,424,766   $80,795,423   $52,034,095   $49,623,732   $34,657,846

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, interest on swap agreements, foreign taxes, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2007, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

                                      Strategic        Strategic         Strategic
                                   Conservative         Moderate        Aggressive
Federal tax cost of
investments                        $752,817,393   $2,026,870,315    $1,213,532,082
                                  =============   ==============    ==============
Gross tax appreciation
of investments                      $71,974,904     $294,523,926      $230,161,974

Gross tax depreciation
of investments                      (9,553,459)     (34,655,099)      (23,518,329)
                                  -------------   --------------    --------------
Net tax appreciation
(depreciation) of investments       $62,421,445     $259,868,827      $206,643,645
                                  =============   ==============    ==============
Net tax appreciation
(depreciation) of derivatives
and translation of assets and
liabilities in foreign
currencies                             $476,267         $360,829        $(116,033)
                                  -------------   --------------    --------------
Net tax appreciation
(depreciation)                      $62,897,712     $260,229,656      $206,527,612
                                  =============   ==============    ==============
Undistributed
ordinary income                     $16,598,298      $95,044,807       $64,327,713

Accumulated
long-term gains                     $29,807,108     $117,952,099      $101,872,804

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain futures contracts and on investments in passive foreign investment companies.

9. REORGANIZATION PLAN

On December 14, 2005, the Board of Directors of Mason Street Asset Allocation
Fund (Asset Allocation), one fund in a series issued by Mason Street Funds,
Inc., approved a plan of reorganization (the reorganization) pursuant to which
Strategic Moderate acquired all of the assets of Asset Allocation in exchange for shares of equal value of Strategic Moderate and the assumption by
Strategic Moderate of all liabilities of Asset Allocation. The financial statements and performance history of Strategic Moderate will be carried over in the post-reorganization. The reorganization was approved by shareholders on
March 15, 2006. The reorganization was effective at the close of business on
March 31, 2006.

The acquisition was accomplished by a tax-free exchange of shares. On April 3,
2006, in connection with the reorganization, Asset Allocation exchanged its shares for shares of Strategic Moderate as follows:

                               Shares                                   Shares
Original Fund/Class         Exchanged  New Fund/Class                 Received

Asset Allocation                       Strategic Moderate -
Fund - A Class             13,043,554  A Class                      24,456,664

Asset Allocation                       Strategic Moderate -
Fund - C Class                141,557  A Class                         260,741

Asset Allocation                       Strategic Moderate -
Fund - B Class              1,678,889  B Class                       3,087,612

The net assets of Asset Allocation and Strategic Moderate immediately before the acquisition were $193,489,707 and $1,966,554,909, respectively. Asset
Allocation's unrealized appreciation of $26,945,759 was combined with that of
Strategic Moderate. Immediately after the acquisition, the combined net assets were $2,160,044,616.

------

10. CORPORATE EVENT

On July 27, 2007 and August 24, 2007, the A Class shareholders of the funds approved a reclassification of A Class shares into Advisor Class shares. The change was approved by the Board of Directors on November 29, 2006 and March
7, 2007. The reclassification was effective December 3, 2007. Subsequent to the reclassification, the Advisor Class was renamed A Class.

11. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures.
FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.
Management has concluded that the adoption of FIN 48 will not materially impact the financial statements.

The FASB issued Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact that adopting FAS 157 will have on the financial statement disclosures.

12. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended November 30, 2007.

The funds hereby designate capital gain distributions for the fiscal year ended November 30, 2007, as follows:

    Strategic Conservative        Strategic Moderate      Strategic Aggressive
          $15,644,283                 $80,795,423              $49,623,732

The funds hereby designate qualified short-term capital gains distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended
November 30, 2007, as follows:

    Strategic Conservative        Strategic Moderate      Strategic Aggressive
          $6,368,567                  $41,640,760              $30,513,889

For corporate taxpayers, ordinary income distributions paid during the fiscal year ended November 30, 2007, qualify for the corporate dividends received deduction as follows:

    Strategic Conservative        Strategic Moderate      Strategic Aggressive
          $4,130,284                  $13,720,480              $3,856,275

------

FINANCIAL HIGHLIGHTS
Strategic Allocation: Conservative

Investor Class
For a Share Outstanding Throughout the Years Ended November 30
                                   2007       2006      2005       2004       2003
PER-SHARE DATA

Net Asset Value, Beginning
of Period                         $5.84      $5.65     $5.70      $5.36      $4.94
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(1)                  0.16       0.15      0.11       0.08       0.09

 Net Realized and
 Unrealized Gain (Loss)            0.31       0.36      0.18       0.35       0.42
                               --------   --------  --------   --------   --------

 Total From
 Investment Operations             0.47       0.51      0.29       0.43       0.51
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (0.16)     (0.14)    (0.11)     (0.08)     (0.09)

 From Net Realized Gains         (0.17)     (0.18)    (0.23)     (0.01)         --
                               --------   --------  --------   --------   --------
 Total Distributions             (0.33)     (0.32)    (0.34)     (0.09)     (0.09)
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                     $5.98      $5.84     $5.65      $5.70      $5.36
                               ========   ========  ========   ========   ========

TOTAL RETURN(2)                   8.31%      9.33%     5.22%      8.15%     10.43%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to
Average Net Assets                0.99%      0.99%     0.99%      0.99%      1.00%

Ratio of Net Investment
Income (Loss) to
Average Net Assets                2.67%      2.61%     2.02%      1.53%      1.65%

Portfolio Turnover Rate            172%       242%      257%       260%       200%

Net Assets, End of Period
(in thousands)                 $303,358   $401,181  $377,910   $355,675   $289,099

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30
                                   2007       2006      2005       2004       2003
PER-SHARE DATA

Net Asset Value, Beginning
of Period                         $5.85      $5.66     $5.70      $5.36      $4.94
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(1)                  0.17       0.16      0.12       0.09       0.09

 Net Realized and
 Unrealized Gain (Loss)            0.30       0.36      0.19       0.35       0.43
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations             0.47       0.52      0.31       0.44       0.52
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (0.17)     (0.15)    (0.12)     (0.09)     (0.10)

 From Net Realized Gains         (0.17)     (0.18)    (0.23)     (0.01)         --
                               --------   --------  --------   --------   --------
 Total Distributions             (0.34)     (0.33)    (0.35)     (0.10)     (0.10)
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                     $5.98      $5.85     $5.66      $5.70      $5.36
                               ========   ========  ========   ========   ========

TOTAL RETURN(2)                   8.34%      9.54%     5.61%      8.36%     10.64%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to
Average Net Assets                0.79%      0.79%     0.79%      0.79%      0.80%

Ratio of Net Investment
Income (Loss) to
Average Net Assets                2.87%      2.81%     2.22%      1.73%      1.85%

Portfolio Turnover Rate            172%       242%      257%       260%       200%

Net Assets, End of Period
(in thousands)                 $160,230   $156,120  $156,358   $154,392   $147,602

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative

Advisor Class
For a Share Outstanding Throughout the Years Ended November 30
                               2007        2006        2005        2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period           $5.84       $5.65       $5.70       $5.36      $4.93
                           --------    --------    --------    --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(1)              0.14        0.13        0.10        0.07       0.07

 Net Realized and
 Unrealized
 Gain (Loss)                   0.31        0.36        0.17        0.35       0.44
                           --------    --------    --------    --------   --------
 Total From
 Investment
 Operations                    0.45        0.49        0.27        0.42       0.51
                           --------    --------    --------    --------   --------
Distributions

 From Net
 Investment Income           (0.14)      (0.12)      (0.09)      (0.07)     (0.08)

 From Net
 Realized Gains              (0.17)      (0.18)      (0.23)      (0.01)         --
                           --------    --------    --------    --------   --------
 Total Distributions         (0.31)      (0.30)      (0.32)      (0.08)     (0.08)
                           --------    --------    --------    --------   --------
Net Asset Value,
End of Period                 $5.98       $5.84       $5.65       $5.70      $5.36
                           ========    ========    ========    ========   ========

TOTAL RETURN(2)               8.04%       9.06%       4.96%       7.88%     10.39%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets            1.24%       1.24%       1.24%       1.24%      1.25%

Ratio of Net Investment
Income (Loss) to
Average Net Assets            2.42%       2.36%       1.77%       1.28%      1.40%

Portfolio
Turnover Rate                  172%        242%        257%        260%       200%

Net Assets,
End of Period
(in thousands)             $176,001    $164,030    $159,734    $141,417    $78,433

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative

A Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
                                           2007       2006       2005     2004(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                       $5.84      $5.65      $5.70       $5.54
                                       --------   --------   --------    --------
Income From Investment Operations

 Net Investment
 Income (Loss)(2)                          0.14       0.13       0.11        0.02

 Net Realized and
 Unrealized Gain (Loss)                    0.31       0.36       0.16        0.14
                                       --------   --------   --------    --------
 Total From
 Investment Operations                     0.45       0.49       0.27        0.16
                                       --------   --------   --------    --------
Distributions

 From Net Investment Income              (0.14)     (0.12)     (0.09)          --

 From Net Realized Gains                 (0.17)     (0.18)     (0.23)          --
                                       --------   --------   --------    --------
 Total Distributions                     (0.31)     (0.30)     (0.32)          --
                                       --------   --------   --------    --------
Net Asset Value, End of Period            $5.98      $5.84      $5.65       $5.70
                                       ========   ========   ========    ========

TOTAL RETURN(3)                           8.04%      9.06%      4.97%       2.89%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                     1.24%      1.24%      1.24%    1.24%(4)

Ratio of Net Investment Income
(Loss) to Average Net Assets              2.42%      2.36%      1.77%    2.17%(4)

Portfolio Turnover Rate                    172%       242%       257%     260%(5)

Net Assets, End of Period
(in thousands)                          $33,403    $25,471    $17,647        $691

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative

B Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
                                          2007       2006        2005     2004(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                      $5.83      $5.64       $5.69       $5.54
                                      --------   --------    --------    --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(2)                         0.10       0.09        0.06        0.01

 Net Realized and
 Unrealized Gain (Loss)                   0.31       0.36        0.17        0.14
                                      --------   --------    --------    --------
 Total From
 Investment Operations                    0.41       0.45        0.23        0.15
                                      --------   --------    --------    --------
Distributions

 From Net Investment Income             (0.10)     (0.08)      (0.05)          --

 From Net Realized Gains                (0.17)     (0.18)      (0.23)          --
                                      --------   --------    --------    --------
 Total Distributions                    (0.27)     (0.26)      (0.28)          --
                                      --------   --------    --------    --------
Net Asset Value, End of Period           $5.97      $5.83       $5.64       $5.69
                                      ========   ========    ========    ========

TOTAL RETURN(3)                          7.25%      8.27%       4.23%       2.71%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    1.99%      1.99%       1.99%    1.99%(4)

Ratio of Net Investment Income
(Loss) to Average Net Assets             1.67%      1.61%       1.02%    1.60%(4)

Portfolio Turnover Rate                   172%       242%        257%     260%(5)

Net Assets, End of Period
(in thousands)                          $4,129     $2,790      $1,670        $160

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative

C Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
                                          2007       2006        2005     2004(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                      $5.83      $5.64       $5.69       $5.54
                                      --------   --------    --------    --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(2)                         0.10       0.09        0.06        0.02

 Net Realized and
 Unrealized Gain (Loss)                   0.31       0.36        0.17        0.13
                                      --------   --------    --------    --------
 Total From
 Investment Operations                    0.41       0.45        0.23        0.15
                                      --------   --------    --------    --------
Distributions

 From Net Investment Income             (0.10)     (0.08)      (0.05)          --

 From Net Realized Gains                (0.17)     (0.18)      (0.23)          --
                                      --------   --------    --------    --------
 Total Distributions                    (0.27)     (0.26)      (0.28)          --
                                      --------   --------    --------    --------
Net Asset Value, End of Period           $5.97      $5.83       $5.64       $5.69
                                      ========   ========    ========    ========

TOTAL RETURN(3)                          7.25%      8.27%       4.18%       2.71%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    1.99%      1.99%       1.99%    1.99%(4)

Ratio of Net Investment Income
(Loss) to Average Net Assets             1.67%      1.61%       1.02%    1.85%(4)

Portfolio Turnover Rate                   172%       242%        257%     260%(5)

Net Assets, End of Period
(in thousands)                         $15,954    $11,774      $6,967      $1,055

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative

R Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
                                                     2007        2006     2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                $5.84       $5.65       $5.50
                                                 --------    --------    --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                     0.13        0.12        0.06

 Net Realized and Unrealized Gain (Loss)             0.30        0.36        0.14
                                                 --------    --------    --------
 Total From Investment Operations                    0.43        0.48        0.20
                                                 --------    --------    --------
Distributions

 From Net Investment Income                        (0.13)      (0.11)      (0.05)

 From Net Realized Gains                           (0.17)      (0.18)          --
                                                 --------    --------    --------
 Total Distributions                               (0.30)      (0.29)      (0.05)
                                                 --------    --------    --------
Net Asset Value, End of Period                      $5.97       $5.84       $5.65
                                                 ========    ========    ========

TOTAL RETURN(3)                                     7.60%       8.80%       3.56%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                               1.49%       1.49%    1.49%(4)

Ratio of Net Investment Income (Loss)
to Average Net Assets                               2.17%       2.11%    1.72%(4)

Portfolio Turnover Rate                              172%        242%     257%(5)

Net Assets, End of Period (in thousands)             $961        $631         $97

(1) March 31, 2005 (commencement of sale) through November 30, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended November 30, 2005.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate

Investor Class
For a Share Outstanding Throughout the Years Ended November 30
                                 2007         2006      2005       2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period             $7.36        $7.00     $6.72      $6.15      $5.40
                             --------     --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(1)                0.15         0.14      0.11       0.09       0.09

 Net Realized
 and Unrealized
 Gain (Loss)                     0.70         0.68      0.42       0.56       0.75
                             --------     --------  --------   --------   --------
 Total From
 Investment Operations           0.85         0.82      0.53       0.65       0.84
                             --------     --------  --------   --------   --------

Distributions
 From Net
 Investment Income             (0.15)       (0.12)    (0.10)     (0.08)     (0.09)

 From Net
 Realized Gains                (0.42)       (0.34)    (0.15)         --         --
                             --------     --------  --------   --------   --------
 Total Distributions           (0.57)       (0.46)    (0.25)     (0.08)     (0.09)
                             --------     --------  --------   --------   --------
Net Asset Value,
End of Period                   $7.64        $7.36     $7.00      $6.72      $6.15
                             ========     ========  ========   ========   ========

TOTAL RETURN(2)                12.26%       12.49%     8.04%     10.61%     15.67%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets              1.05%        1.05%     1.06%      1.07%      1.10%

Ratio of Net Investment
Income (Loss) to Average
Net Assets                      2.00%        2.00%     1.58%      1.31%      1.56%

Portfolio
Turnover Rate                    147%         203%      206%       197%       174%

Net Assets, End of Period
(in thousands)               $831,559   $1,039,386  $914,923   $845,949   $633,675

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30
                                   2007       2006      2005       2004       2003
PER-SHARE DATA

Net Asset Value, Beginning
of Period                         $7.36      $7.01     $6.73      $6.15      $5.40
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(1)                  0.16       0.15      0.12       0.10       0.10

 Net Realized and
 Unrealized Gain (Loss)            0.70       0.68      0.42       0.57       0.75
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations             0.86       0.83      0.54       0.67       0.85
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (0.16)     (0.14)    (0.11)     (0.09)     (0.10)

 From Net Realized Gains         (0.42)     (0.34)    (0.15)         --         --
                               --------   --------  --------   --------   --------
 Total Distributions             (0.58)     (0.48)    (0.26)     (0.09)     (0.10)
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                     $7.64      $7.36     $7.01      $6.73      $6.15
                               ========   ========  ========   ========   ========

TOTAL RETURN(2)                  12.48%     12.55%     8.24%     11.00%     15.89%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average
Net Assets                        0.85%      0.85%     0.86%      0.87%      0.90%

Ratio of Net Investment
Income (Loss) to
Average Net Assets                2.20%      2.20%     1.78%      1.51%      1.76%

Portfolio Turnover Rate            147%       203%      206%       197%       174%

Net Assets, End of Period
(in thousands)                 $520,500   $492,180  $457,123   $436,153   $291,856

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate

Advisor Class
For a Share Outstanding Throughout the Years Ended November 30
                                   2007       2006      2005       2004       2003
PER-SHARE DATA

Net Asset Value, Beginning
of Period                         $7.35      $7.00     $6.72      $6.15      $5.40
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(1)                  0.13       0.12      0.09       0.07       0.07

 Net Realized and
 Unrealized Gain (Loss)            0.70       0.68      0.42       0.56       0.75
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations             0.83       0.80      0.51       0.63       0.82
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (0.13)     (0.11)    (0.08)     (0.06)     (0.07)

 From Net Realized Gains         (0.42)     (0.34)    (0.15)         --         --
                               --------   --------  --------   --------   --------
 Total Distributions             (0.55)     (0.45)    (0.23)     (0.06)     (0.07)
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                     $7.63      $7.35     $7.00      $6.72      $6.15
                               ========   ========  ========   ========   ========

TOTAL RETURN(2)                  11.99%     12.06%     7.76%     10.34%     15.39%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to
Average Net Assets                1.30%      1.30%     1.31%      1.32%      1.35%

Ratio of Net Investment
Income (Loss) to
Average Net Assets                1.75%      1.75%     1.33%      1.06%      1.31%

Portfolio Turnover Rate            147%       203%      206%       197%       174%

Net Assets, End of Period
(in thousands)                 $410,570   $426,664  $400,520   $367,732   $220,032

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate

A Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
                                            2007       2006        2005    2004(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                        $7.36      $7.00       $6.72      $6.43
                                        --------   --------    --------   --------
Income From
Investment Operations

 Net Investment Income (Loss)(2)            0.13       0.12        0.10       0.02

 Net Realized and
 Unrealized Gain (Loss)                     0.70       0.69        0.41       0.27
                                        --------   --------    --------   --------
 Total From
 Investment Operations                      0.83       0.81        0.51       0.29
                                        --------   --------    --------   --------
Distributions

 From Net Investment Income               (0.13)     (0.11)      (0.08)         --

 From Net Realized Gains                  (0.42)     (0.34)      (0.15)         --
                                        --------   --------    --------   --------
 Total Distributions                      (0.55)     (0.45)      (0.23)         --
                                        --------   --------    --------   --------
Net Asset Value, End of Period             $7.64      $7.36       $7.00      $6.72
                                        ========   ========    ========   ========

TOTAL RETURN(3)                           11.98%     12.20%       7.77%      4.51%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                      1.30%      1.30%       1.31%   1.32%(4)

Ratio of Net Investment Income
(Loss) to Average Net Assets               1.75%      1.75%       1.33%   2.08%(4)

Portfolio Turnover Rate                     147%       203%        206%    197%(5)

Net Assets, End of Period
(in thousands)                          $183,547   $157,288     $47,001     $2,256

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate

B Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
                                            2007       2006        2005    2004(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                        $7.35      $6.99       $6.72      $6.43
                                        --------   --------    --------   --------
Income From
Investment Operations

 Net Investment Income (Loss)(2)            0.07       0.07        0.04       0.01

 Net Realized and
 Unrealized Gain (Loss)                     0.71       0.69        0.41       0.28
                                        --------   --------    --------   --------
 Total From
 Investment Operations                      0.78       0.76        0.45       0.29
                                        --------   --------    --------   --------
Distributions

 From Net Investment Income               (0.08)     (0.06)      (0.03)         --

 From Net Realized Gains                  (0.42)     (0.34)      (0.15)         --
                                        --------   --------    --------   --------
 Total Distributions                      (0.50)     (0.40)      (0.18)         --
                                        --------   --------    --------   --------
Net Asset Value, End of Period             $7.63      $7.35       $6.99      $6.72
                                        ========   ========    ========   ========

TOTAL RETURN(3)                           11.16%     11.39%       6.86%      4.51%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                      2.05%      2.05%       2.06%   2.07%(4)

Ratio of Net Investment Income
(Loss) to Average Net Assets               1.00%      1.00%       0.58%   1.34%(4)

Portfolio Turnover Rate                     147%       203%        206%    197%(5)

Net Assets, End of Period
(in thousands)                           $35,619    $32,811      $7,850       $558

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate

C Class
For a Share Outstanding Throughout the Years Ended November 30
                                  2007       2006      2005      2004      2003
PER-SHARE DATA

Net Asset Value, Beginning
of Period                        $7.36      $7.00     $6.72     $6.15     $5.39
                               -------    -------   -------   -------   -------
Income From
Investment Operations

 Net Investment
 Income (Loss)(1)                 0.07       0.07      0.04      0.02      0.03

 Net Realized and
 Unrealized Gain (Loss)           0.71       0.69      0.42      0.56      0.76
                               -------    -------   -------   -------   -------
 Total From
 Investment Operations            0.78       0.76      0.46      0.58      0.79
                               -------    -------   -------   -------   -------
Distributions

 From Net
 Investment Income              (0.08)     (0.06)    (0.03)    (0.01)    (0.03)

 From Net Realized Gains        (0.42)     (0.34)    (0.15)        --        --
                               -------    -------   -------   -------   -------
 Total Distributions            (0.50)     (0.40)    (0.18)    (0.01)    (0.03)
                               -------    -------   -------   -------   -------
Net Asset Value,
End of Period                    $7.64      $7.36     $7.00     $6.72     $6.15
                               =======    =======   =======   =======   =======

TOTAL RETURN(2)                 11.15%     11.37%     6.96%     9.52%    14.78%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to
Average Net Assets               2.05%      2.05%     2.06%     2.07%     2.10%

Ratio of Net Investment
Income (Loss) to
Average Net Assets               1.00%      1.00%     0.58%     0.31%     0.56%

Portfolio Turnover Rate           147%       203%      206%      197%      174%

Net Assets, End of Period
(in thousands)                 $46,978    $32,789   $19,502    $6,870    $2,935

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate

R Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
                                 2007      2006        2005      2004     2003(1)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                       $7.35     $6.99       $6.72     $6.15       $5.85
                              -------   -------     -------   -------     -------
Income From
Investment Operations

 Net Investment
 Income (Loss)(2)                0.12      0.11        0.08      0.06        0.01

 Net Realized
 and Unrealized
 Gain (Loss)                     0.69      0.68        0.41      0.56        0.30
                              -------   -------     -------   -------     -------
 Total From
 Investment Operations           0.81      0.79        0.49      0.62        0.31
                              -------   -------     -------   -------     -------
Distributions

 From Net
 Investment Income             (0.11)    (0.09)      (0.07)    (0.05)      (0.01)

 From Net
 Realized Gains                (0.42)    (0.34)      (0.15)        --          --
                              -------   -------     -------   -------     -------
 Total Distributions           (0.53)    (0.43)      (0.22)    (0.05)      (0.01)
                              -------   -------     -------   -------     -------
Net Asset Value,
End of Period                   $7.63     $7.35       $6.99     $6.72       $6.15
                              =======   =======     =======   =======     =======

TOTAL RETURN(3)                11.72%    11.95%       7.35%    10.05%       5.39%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets              1.55%     1.55%    1.52%(4)     1.57%    1.60%(5)

Ratio of Net Investment
Income (Loss) to
Average Net Assets              1.50%     1.50%    1.12%(4)     0.81%    0.83%(5)

Portfolio
Turnover Rate                    147%      203%        206%      197%     174%(6)

Net Assets, End of Period
(in thousands)                 $4,051      $837        $254      $266          $3

(1) August 29, 2003 (commencement of sale) through November 30, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) During the year ended November 30, 2005, the class received a partial reimbursement of its distribution and service fees. Had fees not been reimbursed, the ratio of operating expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been
1.56% and 1.08%, respectively.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive

Investor Class
For a Share Outstanding Throughout the Years Ended November 30
                                   2007       2006      2005       2004       2003
PER-SHARE DATA

Net Asset Value, Beginning
of Period                         $8.82      $8.19     $7.53      $6.78      $5.78
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(1)                  0.12       0.11      0.09       0.07       0.07

 Net Realized and
 Unrealized Gain (Loss)            1.21       0.99      0.64       0.74       1.00
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations             1.33       1.10      0.73       0.81       1.07
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (0.13)     (0.09)    (0.07)     (0.06)     (0.07)

 From Net Realized Gains         (0.55)     (0.38)        --         --         --
                               --------   --------  --------   --------   --------
 Total Distributions             (0.68)     (0.47)    (0.07)     (0.06)     (0.07)
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                     $9.47      $8.82     $8.19      $7.53      $6.78
                               ========   ========  ========   ========   ========

TOTAL RETURN(2)                  16.17%     14.15%     9.74%     12.04%     18.82%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to
Average Net Assets                1.18%      1.18%     1.20%      1.20%      1.20%

Ratio of Net Investment
Income (Loss) to
Average Net Assets                1.32%      1.34%     1.09%      0.98%      1.17%

Portfolio Turnover Rate            136%       172%      171%       172%       169%

Net Assets, End of Period
(in thousands)                 $659,190   $816,397  $675,611   $592,634   $397,881

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30
                                  2007       2006      2005       2004       2003
PER-SHARE DATA

Net Asset Value, Beginning
of Period                        $8.84      $8.21     $7.55      $6.79      $5.80
                              --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(1)                 0.14       0.13      0.10       0.08       0.08

 Net Realized
 and Unrealized
 Gain (Loss)                      1.20       0.99      0.64       0.75       0.99
                              --------   --------  --------   --------   --------
 Total From
 Investment Operations            1.34       1.12      0.74       0.83       1.07
                              --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income              (0.14)     (0.11)    (0.08)     (0.07)     (0.08)

 From Net
 Realized Gains                 (0.55)     (0.38)        --         --         --
                              --------   --------  --------   --------   --------
 Total Distributions            (0.69)     (0.49)    (0.08)     (0.07)     (0.08)
                              --------   --------  --------   --------   --------
Net Asset Value,
End of Period                    $9.49      $8.84     $8.21      $7.55      $6.79
                              ========   ========  ========   ========   ========

TOTAL RETURN(2)                 16.39%     14.37%     9.93%     12.39%     18.82%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets               0.98%      0.98%     1.00%      1.00%      1.00%

Ratio of Net Investment
Income (Loss) to
Average Net Assets               1.52%      1.54%     1.29%      1.18%      1.37%

Portfolio
Turnover Rate                     136%       172%      171%       172%       169%

Net Assets, End of Period
(in thousands)                $134,722    $85,928   $76,192    $62,634    $36,408

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive

Advisor Class
For a Share Outstanding Throughout the Years Ended November 30
                                   2007       2006      2005       2004       2003
PER-SHARE DATA

Net Asset Value, Beginning
of Period                         $8.79      $8.17     $7.51      $6.76      $5.77
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(1)                  0.10       0.09      0.07       0.05       0.05

 Net Realized and
 Unrealized Gain (Loss)            1.20       0.98      0.64       0.74       1.00
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations             1.30       1.07      0.71       0.79       1.05
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (0.10)     (0.07)    (0.05)     (0.04)     (0.06)

 From Net Realized Gains         (0.55)     (0.38)        --         --         --
                               --------   --------  --------   --------   --------
 Total Distributions             (0.65)     (0.45)    (0.05)     (0.04)     (0.06)
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                     $9.44      $8.79     $8.17      $7.51      $6.76
                               ========   ========  ========   ========   ========

TOTAL RETURN(2)                  15.91%     13.77%     9.50%     11.79%     18.37%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to
Average Net Assets                1.43%      1.43%     1.45%      1.45%      1.45%

Ratio of Net Investment
Income (Loss) to
Average Net Assets                1.07%      1.09%     0.84%      0.73%      0.92%

Portfolio Turnover Rate            136%       172%      171%       172%       169%

Net Assets, End of Period
(in thousands)                 $353,946   $319,769  $319,599   $283,502   $156,275

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive

A Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
                                            2007       2006      2005    2004(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                        $8.80      $8.18     $7.53      $7.13
                                        --------   --------  --------   --------
Income From
Investment Operations

 Net Investment Income (Loss)(2)            0.10       0.09      0.07       0.03

 Net Realized and
 Unrealized Gain (Loss)                     1.20       0.98      0.64       0.37
                                        --------   --------  --------   --------
 Total From
 Investment Operations                      1.30       1.07      0.71       0.40
                                        --------   --------  --------   --------
Distributions

 From Net Investment Income               (0.10)     (0.07)    (0.06)         --

 From Net Realized Gains                  (0.55)     (0.38)        --         --
                                        --------   --------  --------   --------
 Total Distributions                      (0.65)     (0.45)    (0.06)         --
                                        --------   --------  --------   --------
Net Asset Value, End of Period             $9.45      $8.80     $8.18      $7.53
                                        ========   ========  ========   ========

TOTAL RETURN(3)                           15.89%     13.75%     9.55%      5.61%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                      1.43%      1.43%     1.45%   1.45%(4)

Ratio of Net Investment Income
(Loss) to Average Net Assets               1.07%      1.09%     0.84%   2.09%(4)

Portfolio Turnover Rate                     136%       172%      171%    172%(5)

Net Assets, End of Period
(in thousands)                           $94,782    $76,259   $38,723       $659

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive

B Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
                                            2007       2006      2005    2004(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                        $8.74      $8.12     $7.52      $7.13
                                        --------   --------  --------   --------
Income From
Investment Operations

 Net Investment Income (Loss)(2)            0.03       0.03      0.01       0.01

 Net Realized and
 Unrealized Gain (Loss)                     1.20       0.98      0.64       0.38
                                        --------   --------  --------   --------
 Total From
 Investment Operations                      1.23       1.01      0.65       0.39
                                        --------   --------  --------   --------
Distributions

 From Net Investment Income               (0.04)     (0.01)    (0.05)         --

 From Net Realized Gains                  (0.55)     (0.38)        --         --
                                        --------   --------  --------   --------
 Total Distributions                      (0.59)     (0.39)    (0.05)         --
                                        --------   --------  --------   --------
Net Asset Value, End of Period             $9.38      $8.74     $8.12      $7.52
                                        ========   ========  ========   ========

TOTAL RETURN(3)                           14.94%     12.98%     8.72%      5.47%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                      2.18%      2.18%     2.20%   2.20%(4)

Ratio of Net Investment Income
(Loss) to Average Net Assets               0.32%      0.34%     0.09%   0.92%(4)

Portfolio Turnover Rate                     136%       172%      171%    172%(5)

Net Assets, End of Period
(in thousands)                           $13,382     $9,808    $5,367       $250

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive

C Class
For a Share Outstanding Throughout the Years Ended November 30
                                  2007       2006      2005      2004      2003
PER-SHARE DATA

Net Asset Value, Beginning
of Period                        $8.72      $8.10     $7.45     $6.72     $5.72
                               -------    -------   -------   -------   -------
Income From
Investment Operations

 Net Investment
 Income (Loss)(1)                 0.03       0.03      0.01     --(2)      0.01

 Net Realized and
 Unrealized Gain (Loss)           1.20       0.98      0.64      0.73      1.01
                               -------    -------   -------   -------   -------
 Total From
 Investment Operations            1.23       1.01      0.65      0.73      1.02
                               -------    -------   -------   -------   -------
Distributions

 From Net
 Investment Income              (0.04)     (0.01)        --        --    (0.02)

 From Net Realized Gains        (0.55)     (0.38)        --        --        --
                               -------    -------   -------   -------   -------
 Total Distributions            (0.59)     (0.39)        --        --    (0.02)
                               -------    -------   -------   -------   -------
Net Asset Value,
End of Period                    $9.36      $8.72     $8.10     $7.45     $6.72
                               =======    =======   =======   =======   =======

TOTAL RETURN(3)                 14.98%     13.01%     8.72%    10.86%    17.81%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to
Average Net Assets               2.18%      2.18%     2.20%     2.20%     2.20%

Ratio of Net Investment
Income (Loss) to
Average Net Assets               0.32%      0.34%     0.09%   (0.02)%     0.17%

Portfolio Turnover Rate           136%       172%      171%      172%      169%

Net Assets, End of Period
(in thousands)                 $32,578    $24,446   $14,730    $6,984    $3,025

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive

R Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
                                                      2007       2006    2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $8.77      $8.17      $7.62
                                                  --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                      0.08       0.07       0.03

 Net Realized and Unrealized Gain (Loss)              1.18       0.97       0.52
                                                  --------   --------   --------
 Total From Investment Operations                     1.26       1.04       0.55
                                                  --------   --------   --------
Distributions

 From Net Investment Income                         (0.08)     (0.06)         --

 From Net Realized Gains                            (0.55)     (0.38)         --
                                                  --------   --------   --------
 Total Distributions                                (0.63)     (0.44)         --
                                                  --------   --------   --------
Net Asset Value, End of Period                       $9.40      $8.77      $8.17
                                                  ========   ========   ========

TOTAL RETURN(3)                                     15.38%     13.40%      7.22%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                                1.68%      1.68%   1.70%(4)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                0.82%      0.84%   0.55%(4)

Portfolio Turnover Rate                               136%       172%    171%(5)

Net Assets, End of Period (in thousands)            $1,905       $357       $119

(1) March 31, 2005 (commencement of sale) through November 30, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended November 30, 2005.

See Notes to Financial Statements.

------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders,
American Century Strategic Asset Allocations, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Strategic Allocation: Conservative
Fund, Strategic Allocation: Moderate Fund and Strategic Allocation: Aggressive
Fund (the "Funds"), three of the mutual funds comprising American Century
Strategic Asset Allocations, Inc., as of November 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds'
management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of
November 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Strategic Allocation: Conservative Fund, Strategic Allocation: Moderate Fund
and Strategic Allocation: Aggressive Fund as of November 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
January 14, 2008

------

PROXY VOTING RESULTS

Special meetings of shareholders were held on July 27, 2007 and August 24,
2007, to vote on the following proposals. The proposals received the required number of votes of the American Century Strategic Asset Allocations, Inc. or
the applicable fund, depending on the proposal, and were adopted. A summary of voting results is listed below each proposal.

PROPOSAL 1:

To elect nine Directors to the Board of Directors of American Century
Strategic Asset Allocations, Inc. (the proposal was voted on by all shareholders of funds issued by American Century Strategic Asset Allocations,
Inc.).

James E. Stowers, Jr.       For:                2,050,554,184
                            Withhold:              17,507,362
                            Abstain:                        0
                            Broker Non-Vote:                0

Jonathan S. Thomas          For:                2,051,173,081
                            Withhold:              16,888,465
                            Abstain:                        0
                            Broker Non-Vote:                0

Thomas A. Brown             For:                2,050,887,790
                            Withhold:              17,173,756
                            Abstain:                        0
                            Broker Non-Vote:                0

Andrea C. Hall              For:                2,050,994,837
                            Withhold:              17,066,709
                            Abstain:                        0
                            Broker Non-Vote:                0

James A. Olson              For:                2,051,025,170
                            Withhold:              17,036,376
                            Abstain:                        0
                            Broker Non-Vote:                0

Donald H. Pratt             For:                2,050,899,890
                            Withhold:              17,161,656
                            Abstain:                        0
                            Broker Non-Vote:                0

Gale E. Sayers              For:                2,050,817,832
                            Withhold:              17,243,714
                            Abstain:                        0
                            Broker Non-Vote:                0

M. Jeannine Strandjord      For:                2,049,654,393
                            Withhold:              18,407,153
                            Abstain:                        0
                            Broker Non-Vote:                0

Timothy S. Webster          For:                2,051,014,394
                            Withhold:              17,047,152
                            Abstain:                        0
                            Broker Non-Vote:                0

------

PROPOSAL 2:

To approve a change in the fee structure of the Advisor Class. This proposal was voted on by the Advisor Class shareholders of the following funds:

                                Strategic                                Strategic
                             Conservative  Strategic Moderate           Aggressive
For:                           80,707,459         227,609,447          179,474,535
Against:                        3,487,093           3,395,766           10,697,858
Abstain:                          560,985           2,957,281            3,530,605
Broker Non-Vote:                7,451,923          17,350,040           23,312,455

PROPOSAL 3:

To approve the reclassification of the A Class shares of the fund, whereby all of the A Class shares will be reclassified as Advisor Class shares of that fund. This proposal was voted on by the A Class shareholders of the following funds:

                                Strategic                                Strategic
                             Conservative  Strategic Moderate           Aggressive
For:                           14,489,097          85,003,553           42,091,378
Against:                          179,856           3,022,470            1,277,124
Abstain:                          839,857           3,643,963            3,353,065
Broker Non-Vote:                8,366,215          68,396,273           34,598,391

------

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as directors and/or officers of, or ownership interest in,
American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American
Century Global Investment Management, Inc. (ACGIM) or American Century
Investment Management, Inc. (ACIM); the funds' principal underwriter, American
Century Investment Services, Inc. (ACIS); and the funds' transfer agent,
American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACGIM, ACIM, ACIS, and ACS. The directors serve in this capacity for seven registered investment companies in the
American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies in the American Century family of funds advised by ACIM, or ACGIM, a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INTERESTED DIRECTORS

JAMES E. STOWERS, JR., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUNDS: Director (since 1958) and Vice Chairman (since
2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Co-Chairman, Director
and Controlling Shareholder, ACC; Co-Vice Chairman, ACC (January 2005 to
February 2007); Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUNDS: Director (since 2007) and President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM,
ACGIM, ACIS and other ACC subsidiaries; Managing Director, Morgan Stanley
(March 2000 to November 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 105
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

------

INDEPENDENT DIRECTORS

THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUNDS: Director (since 1980)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Member, Associated
Investments, LLC (real estate investment company); Managing Member, Brown
Cascade Properties, LLC (real estate investment company); Retired, Area Vice
President, Applied Industrial Technologies
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Director (since 1997)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Advisor to the
President, Midwest Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1942
POSITION(S) HELD WITH FUNDS: Director (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member, Plaza Belmont LLC; Chief
Financial Officer, Plaza Belmont LLC (September 1999 to September 2006)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Saia, Inc. and Entertainment
Properties Trust

DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUNDS: Director (since 1995) and Chairman of the Board
(since 2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman and Chief Executive
Officer, Western Investments, Inc.; Retired Chairman of the Board, Butler
Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUNDS: Director (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive
Officer and Founder, Sayers40, Inc., a technology products and services provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Director (since 1994)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, Sprint Corporation
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.; Director, Charming Shoppes, Inc.

------

TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUNDS: Director (since 2001)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, TDB
Acquisition Group LLC (September 2006 to present); Founder and Principal,
Growth Consulting and Investments LLC (November 2007 to present); President and Chief Executive Officer, American Italian Pasta Company (2001 to December
2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

OFFICERS

BARRY FINK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUNDS: Executive Vice President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and
Executive Vice President, ACC (September 2007 to present); President, ACS LLC
(October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007);
Global General Counsel, Morgan Stanley (2000 to 2006). Also serves as:
Director, ACC, ACS, ACIS and other ACC subsidiaries

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUNDS: Chief Compliance Officer (since 2006) and Senior
Vice President (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American
Century funds (July 2000 to August 2006). Also serves as: Senior Vice
President, ACS

CHARLES A. ETHERINGTON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUNDS: General Counsel (since 2007) and Senior Vice
President (since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney, ACC (February 1994 to
present); Vice President, ACC (November 2005 to present); General Counsel, ACC
(March 2007 to present). Also serves as: General Counsel, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries; and Senior Vice President, ACIM, ACGIM and ACS

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUNDS: Vice President, Treasurer and Chief Financial
Officer (all since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February
2000 to present) and Controller, various American Century funds (1997 to
September 2006)

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUNDS: Tax Officer (since 1998)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS

The SAI has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

------

SHARE CLASS INFORMATION

Seven classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class, A Class, B Class, C Class and R Class. The
total expense ratio of Institutional Class shares is lower than that of
Investor Class shares. The total expense ratios of Advisor Class, A Class, B
Class, C Class and R Class shares are higher than that of Investor Class shares. The Advisor Class is no longer available effective December 3, 2007.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; and/or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary. The funds' prospectus contains additional information regarding eligibility for Investor Class shares.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors. The unified management fee for Advisor Class shares is the same as for Investor Class shares. Advisor Class shares are subject to a 0.25% annual
Rule 12b-1 distribution and service fee.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 5.75%
to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains.
The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. The unified management fee for A Class shares is the same as for Investor Class shares. A Class shares also are subject to a
0.25% annual Rule 12b-1 distribution and service fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B Class shares is the same as for Investor Class shares. B Class shares also are subject to a 1.00% annual Rule 12b-1 distribution and service fee. B
Class shares automatically convert to A Class shares (with lower expenses)
eight years after their purchase date.

------

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C
Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 distribution and service fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50%
annual Rule 12b-1 distribution and service fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's website at americancentury.com and on the Securities and
Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

------

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

The CITIGROUP US BROAD INVESTMENT-GRADE (BIG) BOND INDEX is a market-
capitalization-weighted index that includes fixed-rate Treasury, government-
sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

The CITIGROUP US HIGH-YIELD MARKET INDEX captures the performance of below-investment-grade debt issued by corporations domiciled in the United
States or Canada. This index includes cash-pay and deferred-interest securities that are publicly placed, have a fixed coupon, and are nonconvertible.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) has developed several indices that measure the performance of foreign stock markets. The MSCI EAFE® (Europe,
Australasia, Far East) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EM (EMERGING MARKETS)
INDEX represents the performance of stocks in global emerging market countries.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of
U.S. stock market performance.

------

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

PRSRT STD
U.S. POSTAGE PAID
AMERICAN CENTURY
COMPANIES

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

0801
SH-ANN-57973S

[front cover]

AMERICAN CENTURY INVESTMENTS
Annual Report                  November 30, 2007

[winter photo]

Newton Fund

[american century investments logo and text logo]

OUR MESSAGE TO YOU

[photo of Jonathan Thomas]

JONATHAN THOMAS
President and CEO
American Century Companies, Inc.

To help you monitor your investment, my colleagues and I take pride in providing you with the annual report for the American Century® Newton Fund for the 12 months ended November 30, 2007. I am honored to be addressing you in the "Our Message" space long devoted to company founder Jim Stowers, Jr. and his son Jim Stowers III.

Jim Stowers III stepped down from the American Century Companies, Inc. (ACC)
board of directors in July 2007, his final step in a well-planned career transition to pursue new ventures outside the company. This reflected his family's support of our company's direction and its leadership team.

The Stowers family remains an integral part of our heritage, leadership, and financial structure. In fact, Jim Stowers, Jr. continues as co-chair of the
ACC board with Richard Brown, who has been on the board since 1998.

American Century Investments, our clients, and our employees have been my top priority since I became company president and CEO in March, 2007. We have also added the executive talents of overall chief investment officer (CIO) Enrique
Chang, international equity CIO Mark On, U.S. growth equity CIO Steve Lurito, and chief operating officer Barry Fink.

This skilled group, combined with our existing senior management team, has already had a positive impact on the development and management of the products and services we take pride in delivering to you. We believe the ultimate measure of our performance is our clients' success. Therefore, our focus continues to be on building a long-term relationship with you and on delivering superior investment performance across our product line.

/s/Jonathan Thomas

[photo of James E. Stowers, Jr.]

JAMES E. STOWERS, JR.
Founder and Co-Chairman of the Board
American Century Companies, Inc.

[photo of Richard Brown]

RICHARD BROWN
Co-Chairman of the Board
American Century Companies, Inc.

TABLE OF CONTENTS

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      Market Returns . . . . . . . . . . . . . . . . . . . . . . . . . . .      2

NEWTON

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By Enrique Chang, Chief Investment Officer, American Century Investments

STOCKS ADVANCED DESPITE INCREASE IN VOLATILITY

The broad U.S. stock indexes gained ground for the 12 months ended November
30, 2007, despite facing a confluence of challenges that led to extraordinary market volatility.

The stock market generally rallied during the first half of the period, with the exception of a brief drop in late February caused by a drop in the Chinese stock market and growing financial troubles among subprime mortgage lenders.
Stocks benefited from corporate earnings growth, which gradually decelerated but continued to surpass expectations, and robust merger activity, which continued at a brisk pace thanks to leveraged buy-outs from private equity firms.

After reaching all-time highs in mid-July, however, the major stock indexes declined sharply as subprime lending problems worsened, leading to a credit crisis that threatened to derail the economic expansion. Tighter lending standards crimped funding for leveraged buy-outs, removing an important leg of support for the stock market, and rising energy and commodity prices sparked inflation worries despite slowing economic activity.

As investors grew increasingly risk-averse, the Federal Reserve (the Fed)
lowered its discount rate in mid-August and its federal funds rate target in both September and October -- the Fed's first rate cuts since June 2003. The
Fed's actions helped alleviate some of the credit and economic concerns, allowing the major stock indexes to stage an uneven recovery in September and
October. However, stocks finished the period on a down note, declining in
November amid reports of further subprime-related losses. Energy was the best-performing sector in the stock market during the 12-month period, benefiting from a 40% increase in the price of oil. Materials and utilities stocks also fared well. The only two sectors of the market to decline during the period were financials and consumer discretionary.

ECONOMIC STRENGTH BOOSTED FOREIGN STOCKS

Overseas stock markets comfortably outperformed domestic equities during the period, benefiting from strong economic conditions outside the U.S. Weakness in the U.S. dollar also contributed favorably to international stock returns.
By far, emerging markets generated the best results, while Pacific Rim countries (excluding Japan, which posted modest gains) were the top performers among developed markets.

Market Returns
For the 12 months ended November 30, 2007

U.S. STOCKS
Russell 1000 Index (Large-Cap)        7.83%
Russell Midcap Index                  5.92%
Russell 2000 Index (Small-Cap)        -1.17%

FOREIGN STOCKS
MSCI EAFE Index                       17.30%
MSCI EM Index                         45.57%

------
2

PERFORMANCE
Newton

Total Returns as of November 30, 2007
                                    Average Annual Returns
                           1 year      Since Inception       Inception Date
INVESTOR CLASS             12.71%           8.40%                8/29/03
RUSSELL 3000 INDEX(1)      7.05%            11.97%                 --

(1) Data provided by Lipper Inc. -- A Reuters Company. ©2007 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Growth of $10,000 Over Life of Fund

$10,000 investment made August 29, 2003

One-Year Returns Over Life of Fund
Periods ended November 30
                    2003*    2004     2005     2006     2007
Investor Class      17.10%    0.43%   -5.36%   12.40%  12.71%
Russell 3000         6.35%   13.04%    9.81%   14.44%   7.05%

*From 8/29/03, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund's investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk. International investing involves specific risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

PORTFOLIO COMMENTARY
Newton

Portfolio Manager: John Small, Jr.

PERFORMANCE SUMMARY

Newton gained 12.71% for the 12 months ended November 30, 2007. Its benchmark, the Russell 3000 Index, returned 7.05% for the period.

Strong foreign stock returns, aided by an overweight position in the industrials sector and an underweight position in the financials (and effective stock selection within these two groups) accounted for the vast majority of Newton's absolute and relative gains. The portfolio's foreign holdings increased from 20% to nearly 44% during the reporting period, benefiting it greatly as strong global economic growth and a weak U.S. dollar helped international stocks generally outperform U.S. stocks. Stock selection within the telecommunication services and consumer discretionary sectors also contributed to performance. Poor stock selection in the health care and information technology sectors trimmed those gains.

INDUSTRIALS DROVE GAINS

Our highly technical investment process guides us to stocks that show upward price momentum; it does not reflect any consideration of external benchmark, sector, industry, country, or individual stock weights. Nevertheless, that process yielded a substantial overweight position in the industrials sector.
Within the sector, we held an overweight stake in the marine industry, which was home to several explosive performers during the period, including our largest individual holding and largest contributor to performance, TBS
International Ltd.

International shipping company TBS's share price soared 426% for the period, as spot prices for dry bulk shipping continued to climb. Shipping company
Excel Maritime Carriers Ltd. also benefited from higher spot prices and contributed meaningfully to portfolio outperformance relative to the benchmark, as its share price gained 292%.

Also within the industrials sector, a position in machinery company Graham
Corp. aided portfolio returns. The manufacturer of equipment for petroleum refining and petroleum industries benefited from rising demand, helping its share price to climb 415%.

PICKS IN FINANCIALS HELPED

Newton benefited from an underweight position in the financials sector, the weakest performing sector in the benchmark for the period. Stock selection within financials, though, was responsible for the majority of the fund's relative returns in the sector as our process flagged some strong performers while helping us to sidestep laggards.

Top Ten Holdings as of November 30, 2007

                                       % of net assets   % of net assets
                                            as of             as of
                                           11/30/07          5/31/07

TBS International Ltd. Cl A                  5.3%              2.4%
Excel Maritime Carriers Ltd.                 4.6%              1.6%
Priceline.com Inc.                           3.5%              1.6%
Golden Telecom Inc.                          3.0%              1.5%
Quintana Maritime Ltd.                       2.8%              1.4%
Graham Corp.                                 2.7%               --
Diana Shipping Inc.                          2.5%              1.4%
Mobile TeleSystems ADR                       2.4%              1.2%
Credicorp Ltd.                               2.4%              1.6%
China Finance Online Co. Ltd. ADR            2.4%              0.8%

------
4

Newton

Credicorp Ltd., a commercial bank based in Peru, reflects our success in the sector. The top-ten holding, which is not an index constituent, saw its share price gain 83% for the period.

TELECOM, CONSUMER DISCRETIONARY PERFORMED WELL

Effective stock selection in the telecom and consumer discretionary sectors also proved beneficial to relative performance. Russia-based Golden Telecom
Inc., which provides telecom and internet services, contributed to Newton's returns as its share price rose 150%.

Consumer Discretionary holding Priceline.com also made a significant contribution to portfolio returns. The online travel company experienced a
188% jump in its share price amid strong quarterly earnings results throughout the reporting period.

HEALTH CARE, INFORMATION TECHNOLOGY HINDERED

Stock selection in the health care sector hampered the fund's performance relative to the benchmark during the period. In particular, stakes in health care equipment company Cryocor and biotechnology holding Encysive
Pharmaceuticals detracted from Newton's returns.

Within the technology sector, Newton held a stake in software company Sonic
Foundry, a holding not represented in the index. This position trimmed portfolio gains as the company's share price slid 57%. Sonic Foundry was the largest single detractor from portfolio returns.

STARTING POINT FOR NEXT REPORTING PERIOD

Newton's management uses its highly automated investment process to target companies whose historical stock market performance suggests impending share price appreciation. As previously mentioned, this technically driven process reflects no consideration of external benchmark, sector, industry, country, or individual stock weights.

Even so, our process guided us to a substantial overweight position in the industrials sector during the reporting period. Meanwhile, our holdings in the financials sector, which had grown in the previous reporting period, decreased over the period.

Top Five Industries as of November 30, 2007

                                  % of net assets   % of net assets
                                       as of             as of
                                      11/30/07          5/31/07

Marine                                 15.2%              6.7%
Internet Software & Services            7.3%              2.6%
Electrical Equipment                    5.9%              2.5%
Metals & Mining                         5.5%              7.3%
Machinery                               5.3%              3.9%

Types of Investments in Portfolio

                                  % of net assets   % of net assets
                                       as of             as of
                                      11/30/07          5/31/07

Domestic Common Stocks                 55.8%             78.6%
Foreign Common Stocks*                 43.5%             20.3%
TOTAL COMMON STOCKS                    99.3%             98.9%
Other Assets and Liabilities            0.7%              1.1%

* Includes depositary shares, dual listed securities and foreign ordinary shares.

------
5

SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century account (i.e., not a financial intermediary or retirement plan account), American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional,
Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
6

                   Beginning        Ending        Expenses Paid
                 Account Value   Account Value    During Period*      Annualized
                     6/1/07        11/30/07     6/1/07 - 11/30/07   Expense Ratio*

Actual               $1,000        $1,015.90          $7.63             1.51%
Hypothetical         $1,000        $1,017.50          $7.64             1.51%

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
7

SCHEDULE OF INVESTMENTS
Newton

NOVEMBER 30, 2007

 Shares                                                                   Value

Common Stocks - 99.3%

AEROSPACE & DEFENSE - 0.8%
      801  Teledyne Technologies Inc.(1)                                  $ 43,430
                                                                        ----------
AIRLINES - 1.3%
    1,090  China Southern Airlines Co. Ltd. ADR(1)                          67,929
                                                                        ----------
BIOTECHNOLOGY - 4.8%
      711  Alexion Pharmaceuticals Inc.(1)                                  51,704
    6,303  Allos Therapeutics, Inc.(1)                                      43,554
    5,137  Incyte Corp.(1)                                                  44,075
    7,340  Luna Innovations Inc.(1)                                         67,015
    3,187  Millennium Pharmaceuticals, Inc.(1)                              46,976
                                                                        ----------
                                                                           253,324
                                                                        ----------
CHEMICALS - 2.9%
    3,200  Calgon Carbon Corp.(1)                                           46,592
    1,170  CF Industries Holdings, Inc.                                    106,447
                                                                        ----------
                                                                           153,039
                                                                        ----------
COMMERCIAL BANKS - 3.2%
    1,772  Credicorp Ltd.                                                  126,148
      719  ICICI Bank Ltd. ADR                                              43,507
                                                                        ----------
                                                                           169,655
                                                                        ----------
COMMUNICATIONS EQUIPMENT - 1.6%
    6,116  China Techfaith Wireless Communication Technology Ltd.
           ADR(1)                                                           35,045
    7,239  Telular Corp.(1)                                                 48,501
                                                                        ----------
                                                                            83,546
                                                                        ----------
DIVERSIFIED CONSUMER SERVICES - 1.7%
    2,829  INVESTools Inc.(1)                                               43,708
      270  Strayer Education, Inc.                                          48,832
                                                                        ----------
                                                                            92,540
                                                                        ----------
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.3%
    1,564  Golden Telecom Inc.(1)                                          158,683
    5,088  Premiere Global Services Inc.(1)                                 70,113
                                                                        ----------
                                                                           228,796
                                                                        ----------
ELECTRICAL EQUIPMENT - 5.9%
   24,026  Active Power, Inc.(1)                                            54,059
   22,650  Beacon Power Corp.(1)                                            39,411
    4,130  Canadian Solar Inc.(1)                                           64,923
      238  First Solar Inc.(1)                                              56,442
    4,231  FuelCell Energy, Inc.(1)                                         38,375
   24,946  Valence Technology, Inc.(1)                                      57,376
                                                                        ----------
                                                                           310,586
                                                                        ----------

   Shares                                                                    Value

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.3%
    1,466  LG.Philips LCD Co., Ltd. ADR(1)                                $ 41,165
    2,144  Multi-Fineline Electronix, Inc.(1)                               39,171
    2,678  Radisys Corp.(1)                                                 41,616
                                                                        ----------
                                                                           121,952
                                                                        ----------
ENERGY EQUIPMENT & SERVICES - 0.8%
    7,529  Sulphco Inc.(1)                                                  39,904
                                                                        ----------
FOOD & STAPLES RETAILING - 0.8%
    1,181  Ruddick Corp.                                                    42,268
                                                                        ----------
FOOD PRODUCTS - 1.0%
    2,880  Calavo Growers, Inc.                                             53,654
                                                                        ----------
GAS UTILITIES - 1.6%
    1,335  Energen Corp.                                                    85,093
                                                                        ----------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
      208  Intuitive Surgical Inc.(1)                                       68,157
    1,809  Invacare Corp.                                                   47,034
                                                                        ----------
                                                                           115,191
                                                                        ----------
HEALTH CARE PROVIDERS & SERVICES - 1.3%
    5,930  Allion Healthcare, Inc.(1)                                       34,750
    1,258  Providence Service Corp. (The)(1)                                35,199
                                                                        ----------
                                                                            69,949
                                                                        ----------
HOTELS, RESTAURANTS & LEISURE - 1.8%
      950  Bally Technologies, Inc.(1)                                      39,615
      437  Chipotle Mexican Grill Inc. Cl A(1)                              58,187
                                                                        ----------
                                                                            97,802
                                                                        ----------
HOUSEHOLD DURABLES - 0.8%
    1,317  Tupperware Brands Corp.                                          45,937
                                                                        ----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.7%
   11,992  U.S. Geothermal Inc.(1)                                          39,574
                                                                        ----------
INTERNET & CATALOG RETAIL - 3.5%
    1,629  Priceline.com Inc.(1)                                           185,380
                                                                        ----------
INTERNET SOFTWARE & SERVICES - 7.3%
      214  Baidu.com, Inc. ADR(1)                                           81,739
    5,381  China Finance Online Co. Ltd. ADR(1)                            126,130
    1,032  DealerTrack Holdings Inc.(1)                                     43,901
    1,875  Gmarket Inc. ADR(1)                                              43,538
       58  Google Inc. Cl A(1)                                              40,194
    4,476  Internet Initiative Japan Inc. ADR(1)                            48,565
                                                                        ----------
                                                                           384,067
                                                                        ----------

------
8

Shares                                                                       Value

LIFE SCIENCES TOOLS & SERVICES - 2.4%
    8,557  Sequenom, Inc.(1)                                              $ 79,409
    5,930  Third Wave Technologies, Inc.(1)                                 47,855
                                                                        ----------
                                                                           127,264
                                                                        ----------
MACHINERY - 5.3%
      723  AGCO Corp.(1)                                                    49,844
    1,600  Chart Industries Inc.(1)                                         44,480
    2,042  Graham Corp.                                                    142,940
    1,016  Tennant Co.                                                      44,531
                                                                        ----------
                                                                           281,795
                                                                        ----------
MARINE - 15.2%
    3,795  Diana Shipping Inc.                                             134,381
    4,535  Excel Maritime Carriers Ltd.                                    242,940
    5,638  Quintana Maritime Ltd.                                          149,689
    6,378  TBS International Ltd. Cl A(1)                                  278,463
                                                                        ----------
                                                                           805,473
                                                                        ----------
MEDIA - 0.7%
    3,905  MDC Partners Inc. Cl A(1)                                        36,941
                                                                        ----------
METALS & MINING - 5.5%
    2,272  AK Steel Holding Corp.(1)                                       101,263
   11,142  Anooraq Resources Corp.(1)                                       44,122
    3,893  China Natural Resources Inc.(1)                                  71,670
    7,937  Corriente Resources Inc.(1)                                      35,717
   10,349  Mines Management, Inc.(1)                                        36,635
                                                                        ----------
                                                                           289,407
                                                                        ----------
OIL, GAS & CONSUMABLE FUELS - 4.8%
      706  Atlas America Inc.                                               40,087
    5,098  GeoResources, Inc.(1)                                            41,141
    1,254  Massey Energy Co.                                                42,573
      405  Petroleo Brasileiro SA ADR                                       39,002
      778  Petroleum Development Corp.(1)                                   39,421
      501  Yanzhou Coal Mining Co. Ltd. ADR                                 51,648
                                                                        ----------
                                                                           253,872
                                                                        ----------
PHARMACEUTICALS - 3.3%
    2,283  Auxilium Pharmaceuticals, Inc.(1)                                64,038
   18,434  Corcept Therapeutics Inc.(1)                                     54,380
    2,390  Elan Corp. plc ADR(1)                                            55,042
                                                                        ----------
                                                                           173,460
                                                                        ----------

   Shares                                                                    Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
    6,158  Advanced Analogic Technologies Inc.(1)                         $ 66,322
    1,582  SiRF Technology Holdings, Inc.(1)                                38,110
                                                                        ----------
                                                                           104,432
                                                                        ----------
SOFTWARE - 3.0%
      999  Advent Software, Inc.(1)                                         50,709
    3,918  BluePhoenix Solutions Ltd.(1)                                    71,308
      394  MicroStrategy Inc. Cl A(1)                                       39,735
                                                                        ----------
                                                                           161,752
                                                                        ----------
TEXTILES, APPAREL & LUXURY GOODS - 0.8%
   14,135  Unifi Inc.(1)                                                    42,405
                                                                        ----------
TRANSPORTATION INFRASTRUCTURE - 1.5%
    1,388  Grupo Aeroportuario del Sureste, SAB de CV ADR                   80,601
                                                                        ----------
WATER UTILITIES - 0.9%
      920  Companhia de Saneamento Basico do Estado de Sao Paulo ADR        45,531
                                                                        ----------
WIRELESS TELECOMMUNICATION SERVICES - 3.3%
    1,411  Mobile TeleSystems ADR                                          127,978
    2,910  Syniverse Holdings, Inc.(1)                                      45,454
                                                                        ----------
                                                                           173,432
                                                                        ----------
TOTAL INVESTMENT SECURITIES - 99.3%
(Cost $3,564,998)                                                        5,259,981
                                                                        ----------
OTHER ASSETS AND LIABILITIES - 0.7%                                         35,253
                                                                        ----------
TOTAL NET ASSETS - 100.0%                                               $5,295,234
                                                                        ==========

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1) Non-income producing.

See Notes to Financial Statements.

------
9

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2007

ASSETS

Investment securities, at value (cost of $3,564,998)                    $5,259,981

Foreign currency holdings, at value (cost of $3,686)                         3,773

Receivable for investments sold                                             58,762

Dividends and interest receivable                                            7,565
                                                                        ----------
                                                                         5,330,081
                                                                        ----------

LIABILITIES

Disbursements in excess of demand deposit cash                              28,236

Accrued management fees                                                      6,611
                                                                        ----------
                                                                            34,847
                                                                        ----------

NET ASSETS                                                              $5,295,234
                                                                        ==========

INVESTOR CLASS CAPITAL SHARES, $0.01 PAR VALUE

Authorized                                                              50,000,000
                                                                        ==========
Outstanding                                                                375,435
                                                                        ==========

Net Asset Value Per Share                                                   $14.10
                                                                        ==========

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                                 $4,334,381

Accumulated net realized loss on investment and foreign currency
transactions                                                             (734,283)

Net unrealized appreciation on investments and translation of assets
and liabilities in foreign currencies                                    1,695,136
                                                                        ----------
                                                                        $5,295,234
                                                                        ==========

See Notes to Financial Statements.

------
10

STATEMENT OF OPERATIONS

YEAR ENDED NOVEMBER 30, 2007

INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign taxes withheld of $3,243)                       $ 59,465

Interest                                                                     4,472
                                                                          --------
                                                                            63,937
                                                                          --------

EXPENSES:

Management fees                                                             98,311

Directors' fees and expenses                                                   121

Other expenses                                                                 666
                                                                          --------
                                                                            99,098
                                                                          --------

NET INVESTMENT INCOME (LOSS)                                              (35,161)
                                                                          --------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on investment and foreign currency
transactions                                                               212,924

Change in net unrealized appreciation (depreciation) on investments
and translation of assets and liabilites in foreign currencies             600,949
                                                                          --------

NET REALIZED AND UNREALIZED GAIN (LOSS)                                    813,873
                                                                          --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $778,712
                                                                          ========

See Notes to Financial Statements.

------
11

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED NOVEMBER 30, 2007 AND NOVEMBER 30, 2006

Increase (Decrease) in Net Assets

                                                             2007         2006

OPERATIONS

Net investment income (loss)                               $ (35,161)    $(33,428)

Net realized gain (loss)                                      212,924      144,436

Change in net unrealized appreciation (depreciation)          600,949      420,936
                                                          -----------   ----------
Net increase (decrease) in net assets resulting from
operations                                                    778,712      531,944
                                                          -----------   ----------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold                                     697,805    2,693,293

Payments for shares redeemed(1)                           (3,603,460)    (849,676)
                                                          -----------   ----------
Net increase (decrease) in net assets from capital
share transactions                                        (2,905,655)    1,843,617
                                                          -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS                     (2,126,943)    2,375,561

NET ASSETS

Beginning of period                                         7,422,177    5,046,616
                                                          -----------   ----------
End of period                                              $5,295,234   $7,422,177
                                                          ===========   ==========

TRANSACTIONS IN SHARES OF THE FUND

Sold                                                           48,588      209,340

Redeemed                                                    (266,433)     (69,574)
                                                          -----------   ----------
Net increase (decrease) in shares of the fund               (217,845)      139,766
                                                          ===========   ==========

(1) Net of redemption fees of $19,219 and $17,340, respectively.

See Notes to Financial Statements.

------
12

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2007

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Strategic Asset Allocations, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Newton Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified under the 1940 Act. The fund's investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in common stocks whose share price patterns suggest that their shares are likely to increase in value. The fund uses an investment approach that relies on a proprietary screening process that is designed to identify attractive investment opportunities on a disciplined, consistent basis. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by, or in accordance with procedures adopted by, the
Board of Directors or its designee if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

------
13

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2004. At this time, management has not identified any uncertain tax positions that would materially impact the financial statements.
Accordingly, no provision has been made for federal or state income taxes.
Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 act.

REDEMPTION -- The fund may impose a 2.00% redemption fee on shares held less than 180 days. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions. Prior to March 1, 2007, the fund imposed a 2.00% redemption fee on shares held less than 5 years.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for the fund ranges from 1.10% to
1.50%. The effective annual management fee for the fund for the year ended
November 30, 2007 was 1.50%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century
Investment Services, Inc., and the corporation's transfer agent, American
Century Services, LLC.

Beginning in December 2006, the fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of JPMorgan Chase
& Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

------
14

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended November 30, 2007, were $9,032,975 and
$11,980,538, respectively.

4. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the year ended
November 30, 2007.

Effective December 12, 2007, the fund, along with certain other funds managed by ACIM or ACGIM, has a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. (the Bank of America agreement). The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the Bank of America agreement bear interest at the Federal Funds rate plus 0.40%.

5. RISK FACTORS

The fund's investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk. There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

6. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
There were no distributions paid by the fund during the years ended November
30, 2007 and November 30, 2006.

As of November 30, 2007, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

Federal tax cost of investments                                         $3,564,998
                                                                        ==========
Gross tax appreciation of investments                                   $1,798,921
Gross tax depreciation of investments                                    (103,938)
                                                                        ----------
Net tax appreciation (depreciation) of investments                      $1,694,983
                                                                        ==========
Net tax appreciation (depreciation) on derivatives and translation
of assets and liabilities in foreign currencies                               $153
                                                                        ----------
Net tax appreciation (depreciation)                                     $1,695,136
                                                                        ==========
Accumulated capital losses                                              $(665,935)
Capital loss deferral                                                    $(68,348)

The cost and unrealized appreciation (depreciation) of investments for federal income tax purposes was the same as the cost and unrealized appreciation
(depreciation) for financial reporting purposes.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Capital loss carryovers of $(380,509) and
$(285,426) expire in 2012 and 2013, respectively.

The capital loss deferral listed above represents net capital losses incurred in the one-month period ended November 30, 2007. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
15

7. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures.
FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.
Management has concluded that the adoption of FIN 48 will not materially impact the financial statements.

The FASB issued Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact that adopting FAS 157 will have on the financial statement disclosures.

------
16

FINANCIAL HIGHLIGHTS
Newton

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)

                                     2007       2006      2005      2004       2003(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period                $12.51     $11.13    $11.76    $11.71        $10.00
                                 --------    -------   -------   -------      --------
Income From Investment Operations

 Net Investment
 Income (Loss)                  (0.07)(2)    (0.06)    (0.08)     (0.08)       (0.02)

 Net Realized and
 Unrealized Gain (Loss)              1.62      1.41    (0.60)       0.10         1.73
                                 --------   -------   -------    -------     --------
 Total From
 Investment Operations               1.55      1.35    (0.68)       0.02         1.71
                                 --------   -------   -------    -------     --------
Redemption Fees(2)                   0.04      0.03      0.05       0.03           --
                                 --------   -------   -------    -------     --------
Net Asset Value,
End of Period                      $14.10    $12.51    $11.13     $11.76       $11.71
                                 ========   =======   =======    =======     ========

TOTAL RETURN(3)                    12.71%     12.40%   (5.36)%     0.43%        17.10%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                          1.51%      1.50%     1.51%     1.51%      1.50%(4)

Ratio of Net Investment
Income (Loss) to
Average Net Assets                (0.54)%    (0.49)%   (0.73)%   (0.79)%    (1.05)%(4)

Portfolio Turnover Rate              140%       186%      372%      313%           16%

Net Assets, End of
Period (in thousands)              $5,295     $7,422    $5,047    $6,031        $2,265

(1) August 29, 2003 (fund inception) through November 30, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable redemption fees.
Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------
17

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders,
American Century Strategic Asset Allocations, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Newton Fund (the "Fund"), one of the mutual funds comprising American Century Strategic Asset Allocations, Inc., as
of November 30, 2007, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the
Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Newton Fund as of November 30, 2007, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the
United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
January 14, 2008

------
18

PROXY VOTING RESULTS

A special meeting of shareholders was held on July 27, 2007, to vote on the following proposal. The proposal received the required number of votes of the
American Century Strategic Asset Allocations, Inc. and was adopted. A summary of voting results is listed below the proposal.

PROPOSAL 1:

To elect nine Directors to the Board of Directors of American Century
Strategic Asset Allocations, Inc. (the proposal was voted on by all shareholders of funds issued by American Century Strategic Asset Allocations,
Inc.).

James E. Stowers, Jr.       For:                2,050,554,184
                            Withhold:              17,507,362
                            Abstain:                        0
                            Broker Non-Vote:                0

Jonathan S. Thomas          For:                2,051,173,081
                            Withhold:              16,888,465
                            Abstain:                        0
                            Broker Non-Vote:                0

Thomas A. Brown             For:                2,050,887,790
                            Withhold:              17,173,756
                            Abstain:                        0
                            Broker Non-Vote:                0

Andrea C. Hall              For:                2,050,994,837
                            Withhold:              17,066,709
                            Abstain:                        0
                            Broker Non-Vote:                0

James A. Olson              For:                2,051,025,170
                            Withhold:              17,036,376
                            Abstain:                        0
                            Broker Non-Vote:                0

Donald H. Pratt             For:                2,050,899,890
                            Withhold:              17,161,656
                            Abstain:                        0
                            Broker Non-Vote:                0

Gale E. Sayers              For:                2,050,817,832
                            Withhold:              17,243,714
                            Abstain:                        0
                            Broker Non-Vote:                0

M. Jeannine Strandjord      For:                2,049,654,393
                            Withhold:              18,407,153
                            Abstain:                        0
                            Broker Non-Vote:                0

Timothy S. Webster          For:                2,051,014,394
                            Withhold:              17,047,152
                            Abstain:                        0
                            Broker Non-Vote:                0

------
19

MANAGEMENT

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as directors and/or officers of, or ownership interest in,
American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the fund's investment advisor, American
Century Global Investment Management, Inc. (ACGIM) or American Century
Investment Management, Inc. (ACIM); the fund's principal underwriter, American
Century Investment Services, Inc. (ACIS); and the fund's transfer agent,
American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACGIM, ACIM, ACIS, and ACS. The directors serve in this capacity for seven registered investment companies in the
American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 14 investment companies in the American Century family of funds advised by ACIM or ACGIM, a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INTERESTED DIRECTORS

JAMES E. STOWERS, JR., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUND: Director (since 1958) and Vice Chairman (since
2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Co-Chairman, Director
and Controlling Shareholder, ACC; Co-Vice Chairman, ACC (January 2005 to
February 2007); Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Director (since 2007) and President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM,
ACGIM, ACIS and other ACC subsidiaries; Managing Director, Morgan Stanley
(March 2000 to November 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 105
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

------
20

INDEPENDENT DIRECTORS

THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUND: Director (since 1980)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Member, Associated
Investments, LLC (real estate investment company); Managing Member, Brown
Cascade Properties, LLC (real estate investment company); Retired, Area Vice
President, Applied Industrial Technologies
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director (since 1997)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Advisor to the
President, Midwest Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1942
POSITION(S) HELD WITH FUND: Director (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member, Plaza Belmont LLC; Chief
Financial Officer, Plaza Belmont LLC (September 1999 to September 2006)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Saia, Inc. and Entertainment
Properties Trust

DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director (since 1995) and Chairman of the Board
(since 2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman and Chief Executive
Officer, Western Investments, Inc.; Retired Chairman of the Board, Butler
Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUND: Director (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive
Officer and Founder, Sayers40, Inc., a technology products and services provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director (since 1994)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, Sprint Corporation
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.; Director, Charming Shoppes, Inc.

------
21

TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Director (since 2001)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, TDB
Acquisition Group LLC (September 2006 to present); Founder and Principal,
Growth Consulting and Investments LLC (November 2007 to present); President and Chief Executive Officer, American Italian Pasta Company (2001 to December
2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

OFFICERS

BARRY FINK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Executive Vice President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and
Executive Vice President, ACC (September 2007 to present); President, ACS LLC
(October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007);
Global General Counsel, Morgan Stanley (2000 to 2006). Also serves as:
Director, ACC, ACS, ACIS and other ACC subsidiaries

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Chief Compliance Officer (since 2006) and Senior
Vice President (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American
Century funds (July 2000 to August 2006). Also serves as: Senior Vice
President, ACS

CHARLES A. ETHERINGTON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: General Counsel (since 2007) and Senior Vice
President (since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney, ACC (February 1994 to
present); Vice President, ACC (November 2005 to present); General Counsel, ACC
(March 2007 to present). Also serves as: General Counsel, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries; and Senior Vice President, ACIM, ACGIM and ACS

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Vice President, Treasurer and Chief Financial
Officer (all since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February
2000 to present) and Controller, various American Century funds (1997 to
September 2006)

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer (since 1998)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS

The SAI has additional information about the fund's directors and is available without charge, upon request, by calling 1-800-345-2021.

------
22

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's website at americancentury.com and on the Securities and
Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.

------
23

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE® (Europe, Australasia, Far East) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM (Emerging Markets) INDEX represents the performance of stocks in global emerging market countries.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 3000® INDEX measures the performance of the 3,000 largest U.S.
companies based on total market capitalization, which represents approximately
98% of the investable U.S. equity market.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

------
24

[INSIDE BACK COVER BLANK]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0801
SH-ANN-57977N

ITEM 2.  CODE OF ETHICS.

a.        The  registrant  has  adopted a Code of Ethics  for  Senior  Financial
          Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.        No response required.

c.        None.

d.        None.

e.        Not applicable.

f.        The  registrant's  Code of Ethics for Senior  Financial  Officers  was
          filed as  Exhibit  12  (a)(1) to  American  Century  Asset  Allocation
          Portfolios,  Inc.'s Annual Certified Shareholder Report on Form N-CSR,
          File No. 811-21591,  on September 29, 2005, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    Donald H.  Pratt,  Thomas A.  Brown,  Timothy S.  Webster  and Gale E.
          Sayers  are the  registrant's  designated  audit  committee  financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal  accountant for the audit of the registrant's annual  financial  statements  or  services  that are  normally  provided by the accountant in connection  with statutory and  regulatory  filings or engagements for those fiscal years were as follows:

         FY 2006:  $61,409
         FY 2007:  $65,402

(b)      Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal  accountant that are reasonably related to the performance of the audit of the  registrant's  financial  statements and are not reported under paragraph (a) of this Item were as follows:

         For services rendered to the registrant:

         FY 2006:  $0
         FY 2007:  $0

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2006:  $0
         FY 2007:  $0

(c)      Tax Fees.

The aggregate fees billed in each of the last two fiscal years for  professional services  rendered by the principal  accountant for tax compliance,  tax advice, and tax planning were as follows:

         For services rendered to the registrant:

         FY 2006:  $7,431
         FY 2007:  $  621

         These services included review of federal and state income tax forms and federal excise tax forms related to fiscal year end 2006, of which some of the 2006 fiscal year end services were received in 2007.

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2006:  $0
         FY 2007:  $0

(d)      All Other Fees.

The aggregate  fees billed in each of the last two fiscal years for products and services provided by the principal accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

         For services rendered to the registrant:

         FY 2006:  $0
         FY 2007:  $0

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2006:  $0
         FY 2007:  $0

(e)(1)   In accordance  with paragraph  (c)(7)(i)(A) of Rule 2-01 of Regulation
         S-X,  before the  accountant  is engaged by the  registrant  to render audit  or  non-audit  services,  the  engagement  is  approved  by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule
         2-01  of  Regulation  S-X,  the  registrant's   audit  committee  also
         pre-approves its accountant's  engagements for non-audit services with the  registrant's  investment  adviser,  its parent  company,  and any entity  controlled  by, or under common  control  with the  investment adviser  that  provides  ongoing  services to the  registrant,  if the engagement relates directly to the operations and financial  reporting of the registrant.

(e)(2)   All services  described in each of paragraphs  (b) through (d) of this
         Item were pre-approved before the engagement by the registrant's audit
         committee   pursuant  to  paragraph   (c)(7)(i)(A)  of  Rule  2-01  of
         Regulation S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)      The  percentage  of  hours  expended  on  the  principal  accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were  attributed to work  performed by persons other than the principal accountant's  full-time,  permanent employees was less than 50%.

(g)      The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role is primarily  portfolio  management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common  control with the adviser  that  provides  ongoing services to the  registrant  for each of the last two fiscal  years of the registrant were as follows:

         FY 2006:  $176,668
         FY 2007:  $157,484

(h)      The registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that were rendered by the registrant's accountant to the registrant's investment adviser,  its parent company,  and any entity  controlled by, or under common control with the investment  adviser that provides  services to the  registrant,  which services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X. The notification  provided to the  registrant's  audit committee  included sufficient  details  regarding such services to allow the registrant's audit  committee  to  consider  the  continuing  independence  of  its principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Registrant's  Code of Ethics for Senior Financial  Officers,  which is the subject of the  disclosure  required by Item 2 of Form N-CSR,  was filed  as  Exhibit  12(a)(1)  to  American  Century  Asset  Allocation
          Portfolios,  Inc.'s Certified  Shareholder  Report on Form N-CSR, File
          No. 811-21591, on September 29, 2005.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

By:      /s/ Jonathan S. Thomas
         ------------------------------------
         Name:    Jonathan S. Thomas
         Title:   President

Date:    January 6, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ Jonathan S. Thomas
         -------------------------------------
         Name:    Jonathan S. Thomas
         Title:   President
                  (principal executive officer)

Date:    January 6, 2008

By:      /s/ Robert J. Leach
         -------------------------------------
         Name:    Robert J. Leach
         Title:   Vice President, Treasurer, and
                  Chief Financial Officer
                  (principal financial officer)

Date:    January 6, 2008